UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Inflation Protected Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Canada — 0.3%
Canadian Government Real Return Bond, 4.25%, 12/01/26	CAD	6,949	$7,423,719
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)	EUR	4,550	22,262
Italy — 2.1%
Buoni Poliennali Del Tesoro, 2.70%, 3/01/47		6,480	6,846,268
Buoni Poliennali Del Tesoro Inflation Linked Bonds:
1.65%, 4/23/20		27,764	34,692,829
1.25%, 10/27/20		8,635	10,757,654
1.25%, 9/15/32		341	400,095

			52,696,846
Japan — 2.3%
Government of Japan Inflation Linked Bonds, 0.10%, 9/10/24	JPY	6,144,050	56,656,542
New Zealand — 1.2%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	20,616	17,405,670
2.50%, 9/20/35		11,631	9,325,169
2.50%, 9/20/40		2,889	2,155,706

			28,886,545
Spain — 0.2%
Kingdom of Spain, 5.15%, 10/31/44	EUR	3,381	5,798,405
United Kingdom — 0.3%
United Kingdom Gilt Inflation Linked Bonds:
0.75%, 11/22/47	GBP	1,760	4,353,425
0.13%, 11/22/65		938	2,720,080

			7,073,505
Total Foreign Government Obligations — 6.4%			158,557,824

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 1.59%, 3/25/35 (b)(c)	USD	8,236	7,521,365
Luminent Mortgage Trust, Series 2007-2, Class 1A2, (1 mo. LIBOR US + 0.28%), 1.52%, 5/25/37 (b)		7,415	7,107,024

			14,628,389
Total Non-Agency Mortgage-Backed Securities — 0.6%			14,628,389

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, (1 yr. LIBOR US + 1.63%) 3.38%, 6/01/34 (b)	USD	36	$37,241

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
0.38%, 7/15/27		44,717	44,287,380
1.75%, 1/15/28		50,079	56,060,541
3.63%, 4/15/28		53,087	69,483,395
2.50%, 1/15/29		52,016	62,790,007
3.88%, 4/15/29		58,175	79,129,720
3.38%, 4/15/32		9,279	12,790,892
2.13%, 2/15/40-2/15/41		59,124	74,581,888
0.75%, 2/15/42-2/15/45		151,521	145,624,001
0.63%, 2/15/43		22,723	21,233,101
1.38%, 2/15/44		77,417	85,412,343
1.00%, 2/15/46		36,650	37,179,913
0.88%, 2/15/47		27,806	27,401,408
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-7/15/26 (d)		867,851	865,901,748
1.88%, 7/15/19		20,063	20,900,255
1.38%, 1/15/20		32,330	33,487,480
1.25%, 7/15/20		70,681	73,655,502
1.13%, 1/15/21		120,799	125,603,023
0.63%, 7/15/21-1/15/26		196,407	200,248,077
0.25%, 1/15/25		124,171	122,936,933
2.38%, 1/15/25-1/15/27		106,340	123,003,616
0.38%, 7/15/25-1/15/27		101,903	101,476,881
2.00%, 1/15/26		45,264	50,903,833
Total U.S. Treasury Obligations — 97.9%			2,434,091,937
Total Long-Term Investments (Cost — $2,540,639,479) — 104.9%			2,607,315,391

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (e)(f)		6,536,827	6,536,827
Total Short-Term Securities (Cost — $6,536,827) — 0.3%			6,536,827

Portfolio Abbreviations
CAD	Canadian Dollar	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CPI	Consumer Price Index	GBP	British Pound	NZD	New Zealand Dollar
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	HICP	Harmonised Index of Consumer Price Index	UK RPI	UK Retail Price Index
EUR	Euro	JPY	Japanese Yen	USD	U.S. Dollar

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Options Purchased	Value
(Cost — $13,135,670) — 0.3%	$8,613,329
Total Investments Before Options Written (Cost — $2,560,311,976) — 105.5%	2,622,465,547

Options Written
(Premiums Received — $4,382,849) — (0.1)%	(2,979,389)
Total Investments Net of Options Written — 105.4%	2,619,486,158
Liabilities in Excess of Other Assets — (5.4)%	(134,163,930)

Net Assets — 100.0%	$2,485,322,228

Notes to Consolidated Schedule of Investments

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate security. Rate shown is the rate in effect as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Annualized 7-day yield as of period end.

(f)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	23,501,183	(16,964,356)	6,536,827	$6,536,827	$106,214	—	—

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	1.25%	9/29/17	Open	$141,225,000	$141,234,807	U.S. Treasury Obligations	Open/Demand[1]

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Australian Government Bonds (10 Year)	188	December 2017	$18,735	$(218,603)
Euro-Buxl	283	December 2017	$54,607	(992,814)
U.S. Treasury Notes (10 Year)	143	December 2017	$17,920	(196,205)
U.S. Treasury Notes (5 Year)	482	December 2017	$56,635	(152,344)
U.S. Ultra Treasury Notes (10 Year)	499	December 2017	$67,030	(742,923)

				(2,302,889)

Short Contracts
Canadian Government Bonds (10 Year)	(66)	December 2017	$7,157	141,628
Euro-BTP Italian Government Bond	(89)	December 2017	$14,196	118,771
Euro-Bund	(592)	December 2017	$112,656	952,674

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Japanese Government Bonds (10 Year)	(40)	December 2017	$53,446	$ 254,042
Long Gilt British	(332)	December 2017	$55,112	732,417
Short Term Euro-BTP Italian Government Bond	(383)	December 2017	$51,052	(50,191)
U.S. Treasury Bonds (30 Year)	(388)	December 2017	$59,291	856,100
U.S. Treasury Notes (2 Year)	(1,735)	December 2017	$374,245	906,656
U.S. Ultra Treasury Bonds	(506)	December 2017	$83,553	1,308,661
Euro Dollar	(2,001)	March 2019	$490,695	962,044

				6,182,802
Total				$3,879,913

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,162,875	EUR	25,268,810	Deutsche Bank AG	10/04/17	$ 289,627
USD	29,953,447	EUR	25,268,809	Royal Bank of Scotland PLC	10/04/17	80,200
USD	28,602,111	JPY	3,156,005,500	Barclays Bank PLC	10/04/17	547,880
USD	28,673,364	JPY	3,156,005,500	Deutsche Bank AG	10/04/17	619,134
				Australia & New Zealand Bank Group
USD	24,107,437	NZD	33,363,000	Ltd.	10/04/17	11,844
USD	6,990,321	CAD	8,717,000	Westpac Banking Corp.	11/06/17	2,391
USD	59,884,582	EUR	50,537,000	Deutsche Bank AG	11/06/17	30,632
USD	55,981,383	JPY	6,278,536,000	Barclays Bank PLC	11/06/17	81,495
USD	24,084,416	NZD	33,363,000	Australia & New Zealand Bank Group Ltd.	11/06/17	4,951

						1,668,154

USD	7,171,520	CAD	9,043,000	Westpac Banking Corp.	10/04/17	(76,172)
USD	3,753,639	GBP	2,826,000	State Street Bank and Trust Co.	10/04/17	(33,833)
USD	1,950,292	GBP	1,508,000	UBS AG	10/04/17	(70,765)
USD	11,825	EUR	10,000	State Street Bank and Trust Co.	11/06/17	(18)
USD	3,358,273	GBP	2,506,000	Goldman Sachs International	11/06/17	(3,883)
USD	4,449,794	NZD	6,186,000	Bank of America N.A.	11/06/17	(14,900)
						(199,571)
Net Unrealized Appreciation						$1,468,583

Inflation Rate Caps Written

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(2,199)	$(1,014,650)	$1,012,451

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year) Futures	761	10/27/17	USD	127.50	USD	9,536,281	$47,563
U.S. Treasury Notes (10 Year) Futures	761	10/27/17	USD	128.50	USD	9,536,281	23,781
Total							$71,344

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Deutsche Bank AG	—	10/18/17	USD	1.13	EUR	43,000	$1,043

OTC Interest Rate Swaptions Purchased

		Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional Amount (000)
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency			Value
Put
30-Year Interest Rate Swap, 11/24/47	Barclays Bank PLC	11/21/17	4.00%	3-month LIBOR	Quarterly	4.00%	Semi-annual	USD	16,600	$3
30-Year Interest Rate Swap, 6/19/49	Deutsche Bank AG	6/17/19	3.04%	3-month LIBOR	Quarterly	3.04%	Semi-annual	USD	16,505	589,400
30-Year Interest Rate Swap, 6/19/49	Deutsche Bank AG	6/17/19	3.54%	3-month LIBOR	Quarterly	3.54%	Semi-annual	USD	16,415	239,029
30-Year Interest Rate Swap, 1/14/51	Deutsche Bank AG	1/12/21	2.68%	3-month LIBOR	Quarterly	2.68%	Semi-annual	USD	7,700	733,576
20-Year Interest Rate Swap, 6/10/42	Deutsche Bank AG	6/08/22	2.50%	6-month EURIBOR	Semi-annual	2.50%	Annual	EUR	43,500	2,734,903
10-Year Interest Rate Swap, 7/01/32	Barclays Bank PLC	6/29/22	1.10%	6-month JPY LIBOR	Semi-annual	1.10%	Semi-annual	JPY	7,500,000	806,013
10-Year Interest Rate Swap, 8/24/32	Deutsche Bank AG	8/22/22	2.95%	3-month LIBOR	Quarterly	2.95%	Semi-annual	USD	78,470	3,438,018
Total										$8,540,942

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year) Futures	761	10/27/17	USD	129.50	USD	9,536,281	$(23,781)
U.S. Treasury Notes (10 Year) Futures	761	10/27/17	USD	129.00	USD	9,536,281	(23,781)

							(47,562)

Put
U.S. Treasury Notes (10 Year) Futures	1,522	10/27/17	USD	125.50	USD	19,072,563	(975,031)
Total							$(1,022,593)

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG	—	10/18/17	USD	1.19	EUR	43,000	$(178,084)

OTC Interest Rate Swaptions Written
								Notional Amount (000)
		Expiration	Exercise	Received by the Fund		Paid by the Fund
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency			Value
Put
10-Year Interest Rate Swap, 8/24/28	Deutsche Bank AG	8/22/18	2.65%	2.65%	Semi-annual	3-month LIBOR	Quarterly	USD	110,130	$(1,419,864)
20-Year Interest Rate Swap, 6/10/42	Deutsche Bank AG	6/08/22	4.50%	4.50%	Annual	6-month EURIBOR	Semi-annual	EUR	43,500	(358,848)
Total										$(1,778,712)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
3-month Canadian Bankers Acceptances	Semi-annual	1.41%	Semi-annual	N/A	6/30/19	CAD	128,975	$(678,210)	$ (1,025)	$(677,185)
3-month Canadian Bankers Acceptances	Semi-annual	1.45%	Semi-annual	N/A	7/05/19	CAD	128,720	(632,228)	660	(632,888)
3-month Canadian Bankers Acceptances	Semi-annual	1.84%	Semi-annual	N/A	9/07/19	CAD	156,440	(74,480)	(3,162)	(71,318)
3-month LIBOR	Quarterly	1.64%	Semi-annual	1/04/18[1]	9/30/19	USD	72,900	(182,116)	1,161	(183,277)
3-month LIBOR	Quarterly	1.68%	Semi-annual	1/04/18[1]	9/30/19	USD	29,300	(52,583)	483	(53,066)
1.55%	Annual	1-day Overnight Fed Funds Effective Rate	Annual	1/04/18[1]	2/28/22	USD	29,400	217,600	524	217,076
2.23%	Semi-annual	3-month LIBOR	Quarterly	12/29/17[1]	5/15/27	USD	58,200	300,202	1,193	299,009
2.17%	Semi-annual	3-month LIBOR	Quarterly	12/29/17[1]	5/15/27	USD	14,200	145,069	292	144,777
2.17%	Semi-annual	3-month LIBOR	Quarterly	N/A	8/24/27	USD	4,200	36,393	86	36,307
3.06%	Semi-annual	3-month NZD Bank Bill Rate	Quarterly	N/A	9/08/27	NZD	20,829	251,966	309	251,657
		3-month NZD
3.07%	Semi-annual	Bank Bill Rate	Quarterly	N/A	9/08/27	NZD	10,363	115,375	379	114,996
		3-month NZD
3.07%	Semi-annual	Bank Bill Rate	Quarterly	N/A	9/08/27	NZD	10,259	116,424	152	116,272
1.56%	Semi-annual	6-month GBP LIBOR	Semi-annual	N/A	12/09/36	GBP	4,300	74,455	85	74,370
3-month LIBOR	Quarterly	1.73%	Semi-annual	N/A	8/31/46	USD	3,900	(666,137)	(672,358)	6,221
0.91%	Semi-annual	6-month GBP LIBOR	Semi-annual	N/A	9/06/46	GBP	3,915	920,947	127	920,820
1.62%	Semi-annual	6-month GBP LIBOR	Semi-annual	N/A	1/19/47	GBP	8,500	69,795	495	69,300

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.68%	Semi-annual	6-month GBP LIBOR	Semi-annual	N/A	2/01/47	GBP	4,250	$ (49,346)	$ 262	$ (49,608)
1.52%	Semi-annual	6-month GBP LIBOR	Semi-annual	N/A	2/21/47	GBP	4,200	179,820	169	179,651
6-month GBP LIBOR	Semi-annual	1.66%	Semi-annual	N/A	9/28/47	GBP	7,765	19,081	(9,108)	28,189
Total								$112,027	$(679,276)	$791,303

[1]	Forward swap.

Centrally Cleared Inflation Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Appreciation (Depreciation)
1.76%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2/01/18	USD	61,780	$10,879	$1,544	$ 9,335
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	1.24%	At Termination	4/01/18	USD	61,780	(83,978)	1,656	(85,634)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	1.44%	At Termination	4/01/18	USD	60,180	34,507	1,762	32,745
UK RPI All Items Monthly	At Termination	3.37%	At Termination	6/15/22	GBP	34,580	(210,755)	1,502	(212,257)
1.26%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	8/15/22	EUR	20,160	14,595	837	13,758
UK RPI All Items Monthly	At Termination	3.40%	At Termination	8/15/22	GBP	33,105	(102,897)	1,503	(104,400)
UK RPI All Items Monthly	At Termination	3.37%	At Termination	9/15/22	GBP	33,315	(6,090)	1,615	(7,705)
1.30%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	9/29/22	EUR	20,140	(33,104)	854	(33,958)
UK RPI All Items Monthly	At Termination	3.38%	At Termination	9/15/27	GBP	15,235	12,181	7,101	5,080
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	1.83%	At Termination	5/15/47	EUR	6,855	(119,371)	320	(119,691)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	1.75%	At Termination	6/15/47	EUR	6,745	(351,819)	423	(352,242)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	1.86%	At Termination	7/15/47	EUR	6,715	(66,682)	437	(67,119)
3.49%	At Termination	UK RPI All Items Monthly	At Termination	8/15/47	GBP	3,450	(10,266)	253	(10,519)
3.47%	At Termination	UK RPI All Items Monthly	At Termination	9/15/47	GBP	3,520	2	6,532	(6,530)
Total							$(912,798)	$26,339	$(939,137)

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Inflation Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
1.59%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Barclays Bank PLC	9/13/18	USD	48,849	$ 246,735	—	$ 246,735
UK RPI All Items Monthly	At Termination	3.11%	At Termination	Barclays Bank PLC	9/15/24	GBP	16,000	(560,091)	—	(560,091)
UK RPI All Items Monthly	At Termination	3.61%	At Termination	Citibank N.A.	1/15/27	GBP	8,500	240,417	—	240,417
UK RPI All Items Monthly	At Termination	3.60%	At Termination	Citibank N.A.	1/15/27	GBP	8,500	229,904	—	229,904
1.47%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	Deutsche Bank AG	3/15/27	EUR	5,020	(44,475)	—	(44,475)
UK RPI All Items Monthly	At Termination	3.67%	At Termination	UBS AG	12/15/36	GBP	2,700	135,304	—	135,304
1.90%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Credit Suisse International	9/06/46	USD	7,280	599,550	—	599,550
UK RPI All Items Monthly	At Termination	3.17%	At Termination	Royal Bank of Scotland PLC	9/15/46	GBP	3,325	(719,839)	—	(719,839)
UK RPI All Items Monthly	At Termination	3.63%	At Termination	Citibank N.A.	1/15/47	GBP	7,500	735,493	—	735,493
UK RPI All Items Monthly	At Termination	3.70%	At Termination	Citibank N.A.	2/15/47	GBP	3,750	577,640	—	577,640
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	At Termination	1.97%	At Termination	Deutsche Bank AG	3/15/47	EUR	5,020	186,378	—	186,378
3.57%	At Termination	UK RPI All Items Monthly	At Termination	Deutsche Bank AG	3/15/47	GBP	3,665	(188,742)	—	(188,742)
3.49%	At Termination	UK RPI All Items Monthly	At Termination	Deutsche Bank AG	3/23/47	GBP	1,785	12,588	—	12,588
Total								$1,450,862	—	$1,450,862

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference Entity	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Semi-annual	3-month LIBOR plus 0.68%	Quarterly	Deutsche Bank AG	2/15/41	USD	15,000	$351,436	$153,177	$198,259

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	7

Consolidated Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$158,557,824	—	$158,557,824
Non-Agency Mortgage-Backed Securities	—	14,628,389	—	14,628,389
U.S. Government Sponsored Agency Securities	—	37,241	—	37,241
U.S. Treasury Obligations	—	2,434,091,937	—	2,434,091,937
Short-Term Securities	$6,536,827	—	—	6,536,827
Options Purchased:
Foreign currency exchange contracts	—	1,043	—	1,043
Interest rate contracts	71,344	8,540,942	—	8,612,286

Total	$6,608,171	$2,615,857,376	—	$2,622,465,547

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,668,154	—	$1,668,154
Interest rate contracts	$6,232,993	2,458,645	—	8,691,638
Other contracts	—	4,235,637	—	4,235,637
Liabilities:
Foreign currency exchange contracts	—	(377,655)	—	(377,655)
Interest rate contracts	(3,375,673)	(3,446,054)	—	(6,821,727)
Other contracts	—	(2,513,202)	—	(2,513,202)

Total	$2,857,320	$2,025,525	—	$4,882,845

[1]

Derivative financial instruments are swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts and options written. Swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $141,234,807 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 5.9%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 2.40%, 7/15/26 (a)(b)	USD	6,890	$6,891,616
AIMCO CLO:
Series 2014-AA, Class DR, (3 mo. LIBOR US + 0.000%), 4.56%, 7/20/26 (a)(b)		755	754,982
Series 2015-AA, Class E, (3 mo. LIBOR US + 7.820%), 9.12%, 1/15/28 (a)(b)		750	761,757
Allegro CLO II Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.850%), 5.16%, 1/21/27 (a)(b)		3,700	3,702,642
Series 2014-1A, Class D, (3 mo. LIBOR US + 0.000%), 7.11%, 1/21/27 (a)(b)		970	974,283
Allegro CLO IV Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 0.000%), 5.16%, 1/15/29 (a)(b)		750	759,366
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 2.61%, 10/16/30 (a)(b)(c)		2,300	2,300,000
ALM V Ltd., Series 2012-5A, Class DR, (3 mo. LIBOR US + 6.000%), 7.30%, 10/18/27 (a)(b)		1,250	1,249,954
ALM VI Ltd.:
Series 2012-6A, Class A2RR, (3 mo. LIBOR US + 1.600%), 2.90%, 7/15/26 (a)(b)		2,864	2,864,896
Series 2012-6A, Class CRR, (3 mo. LIBOR US + 3.200%), 4.50%, 7/15/26 (a)(b)		5,965	5,968,141
Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.450%), 6.75%, 7/15/26 (a)(b)		3,100	3,090,064
ALM VII Ltd., Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.78%, 10/15/28 (a)(b)		12,430	12,562,565
ALM XII Ltd.:
Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.35%, 4/16/27 (a)(b)		21,640	21,733,368
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.35%, 4/16/27 (a)(b)		4,957	4,966,164
Series 2015-12A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.50%, 4/16/27 (a)(b)		4,100	4,112,855

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-12A, Class C2R, (3 mo. LIBOR US + 3.200%), 4.50%, 4/16/27 (a)(b)	USD	1,540	$1,542,608
ALM XIV Ltd.:
Series 2014-14A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.46%, 7/28/26 (a)(b)		9,325	9,327,136
Series 2014-14A, Class BR, (3 mo. LIBOR US + 2.100%), 3.41%, 7/28/26 (a)(b)		5,169	5,177,204
Series 2014-14A, Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 7/28/26 (a)(b)		8,017	8,057,090
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.35%, 7/15/27 (a)(b)		2,480	2,480,668
Series 2015-16A, Class C2R, (3 mo. LIBOR US + 0.000%), 4.50%, 7/15/27 (a)(b)		7,500	7,434,825
Series 2015-16A, Class D, (3 mo. LIBOR US + 5.350%), 6.65%, 7/15/27 (a)(b)		1,160	1,146,487
ALM XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 7.600%), 8.90%, 7/15/27 (a)(b)		975	991,715
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.200%), 5.52%, 12/09/26 (a)(b)		2,620	2,660,597
AMMC CLO 17 Ltd.:
Series 2015-17A, Class B, (3 mo. LIBOR US + 2.300%), 3.62%, 11/15/27 (a)(b)		4,755	4,792,856
Series 2015-17A, Class C, (3 mo. LIBOR US + 0.000%), 4.57%, 11/15/27 (a)(b)		2,330	2,330,838
Series 2015-17A, Class E, (3 mo. LIBOR US + 0.000%), 8.07%, 11/15/27 (a)(b)		2,000	2,013,917
AMMC CLO 18 Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 5.000%), 6.32%, 5/26/28 (a)(b)		1,550	1,575,477
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 4.10%, 10/15/28 (a)(b)		890	899,502
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 7.11%, 4/17/29 (a)(b)		750	722,813

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PLN	Polish Zloty
AGM	Assurance Guaranty Municipal Corp.	EUR	Euro	RB	Revenue Bonds
AKA	Also Known As	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
AMBAC	AMBAC Assurance Corp.	FKA	Formerly Known As	RUB	Russian Ruble
ARS	Argentine Peso	GBP	British Pound	S&P	Standard & Poor’s
AUD	Australian Dollar	GO	General Obligation Bonds	SCA	Svenska Cellulosa Aktiebolaget
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
BUBOR	Budapest Interbank Offered Rate	HUF	Hungarian Forint	SGD	Singapore Dollar
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	IDR	Indonesian Rupiah	SPDR	Standard & Poor’s Depositary Receipts
CAD	Canadian Dollar	INR	Indian Rupee	STIBOR	Stockholm Interbank Offered Rate
CBOE	Chicago Board Options Exchange	JIBAR	Johannesburg Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	THB	Thai Baht
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TWD	Taiwan New Dollar
CLP	Chilean Peso	MXIBTIIE	Mexico Interbank TIIE 28-Day	UK RPI	United Kingdom Retail Price Index
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	USD	US Dollar
CNY	Chinese Yuan	NOK	Norwegian Krone	WIBOR	Warsaw Interbank Offered Rate
COP	Colombian Peso	NZD	New Zealand Dollar	WTI	West Texas Intermediate
DAC	Designated Activity Company	OTC	Over-the-counter	ZAR	South African Rand
EGP	Egyptian Pound	PIK	Payment-in-kind

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 0.00%, 11/02/30 (a)(b)	USD	1,720	$1,720,000
AMMC CLO XII Ltd., Series 2013-12A, Class B, (3 mo. LIBOR US + 1.900%), 3.21%, 5/10/25 (a)(b)		3,350	3,351,011
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 2.57%, 7/24/29 (a)(b)		2,500	2,517,772
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 2.56%, 7/25/29 (a)(b)		7,205	7,267,539
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, (3 mo. LIBOR US + 2.050%), 3.36%, 4/28/26 (a)(b)		2,980	2,979,847
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.650%), 3.96%, 4/28/26 (a)(b)		2,375	2,377,500
Series 2014-3A, Class D, (3 mo. LIBOR US + 0.000%), 6.06%, 4/28/26 (a)(b)		7,320	7,263,842
Anchorage Capital CLO 4 Ltd.:
Series 2014-4A, Class A1AR, (3 mo. LIBOR US + 1.140%), 2.45%, 7/28/26 (a)(b)		1,740	1,744,759
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.400%), 4.71%, 7/28/26 (a)(b)		6,720	6,718,171
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class E, (3 mo. LIBOR US + 0.000%), 6.30%, 10/15/26 (a)(b)		750	751,101
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 2.57%, 7/15/30 (a)(b)		5,250	5,252,969
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.550%), 4.85%, 7/15/30 (a)(b)		2,660	2,668,742
Series 2015-6A, Class ER, (3 mo. LIBOR US + 0.000%), 7.65%, 7/15/30 (a)(b)		2,250	2,178,689
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, (3 mo. LIBOR US + 3.050%), 4.35%, 10/15/27 (a)(b)		1,813	1,817,347
Series 2015-7A, Class D, (3 mo. LIBOR US + 3.650%), 4.95%, 10/15/27 (a)(b)		1,625	1,624,851
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, (3 mo. LIBOR US + 4.200%), 5.51%, 7/28/28 (a)(b)		1,360	1,371,094
Anchorage Capital CLO 9 Ltd.:
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.000%), 5.30%, 1/15/29 (a)(b)		1,860	1,882,378
Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 1/15/29 (a)(b)		1,170	1,196,074
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.250%), 8.55%, 1/13/27 (a)(b)		750	757,021
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 0.00%, 10/13/30 (a)(b)		2,910	2,910,000
Series 2013-1A, Class A2A, (3 mo. LIBOR US + 1.750%), 3.05%, 7/13/25 (a)(b)		4,390	4,390,053
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 0.00%, 10/13/30 (a)(b)		1,160	1,160,000
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.200%), 0.00%, 10/13/30 (a)(b)		1,333	1,333,000

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-1A, Class DR, (3 mo. LIBOR US + 0.000%), 0.00%, 1/13/31 (a)(b)	USD	1,360	$1,360,000
Series 2014-3A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/28/26 (a)(b)		6,301	6,299,540
Annisa CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 0.000%), 8.56%, 7/20/28 (a)(b)		250	252,551
Apidos CLO XII, Series 2013-12A, Class A, (3 mo. LIBOR US + 1.100%), 2.40%, 4/15/25 (a)(b)		63,340	63,504,028
Apidos CLO XIX:
Series 2014-19A, Class DR, (3 mo. LIBOR US + 3.400%), 4.70%, 10/17/26 (a)(b)		1,670	1,678,777
Series 2014-19A, Class E, (3 mo. LIBOR US + 0.000%), 6.75%, 10/17/26 (a)(b)		2,700	2,712,308
Apidos CLO XV: Series 2013-15A, Class A1R, (3 mo. LIBOR US + 1.100%), 2.41%, 10/20/25 (a)(b)		4,630	4,632,242
Series 2013-15A, Class D, (3 mo. LIBOR US + 0.000%), 6.06%, 10/20/25 (a)(b)		3,880	3,881,693
Apidos CLO XVI, Series 2013-16A, Class CR, (3 mo. LIBOR US + 3.000%), 4.31%, 1/19/25 (a)(b)(c)		2,775	2,781,937
Apidos CLO XVII, Series 2014-17A, Class A1R, (3 mo. LIBOR US + 0.000%), 2.61%, 4/17/26 (a)(b)		4,755	4,764,073
Apidos CLO XVIII:
Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.43%, 7/22/26 (a)(b)		3,590	3,594,276
Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.250%), 4.56%, 7/22/26 (a)(b)		2,900	2,933,607
Series 2014-18A, Class D, (3 mo. LIBOR US + 0.000%), 6.51%, 7/22/26 (a)(b)		7,055	7,097,250
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 2.63%, 1/16/27 (a)(b)		1,000	1,003,912
Apidos CLO XXI, Series 2015-21A, Class C, (3 mo. LIBOR US + 3.550%), 4.85%, 7/18/27 (a)(b)		500	501,713
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.31%, 10/20/27 (a)(b)		2,870	2,876,911
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.25%, 1/14/27 (a)(b)		3,752	3,794,807
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 2.93%, 9/15/26 (a)(b)		11,470	11,560,154
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 2.22%, 8/15/27 (a)(b)(c)		4,410	4,410,000
ARES CLO Ltd.:
Series 2015-4A, Class C, (3 mo. LIBOR US + 4.250%), 5.55%, 10/15/26 (a)(b)		5,005	5,029,240

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-4A, Class D2, (3 mo. LIBOR US + 7.020%), 8.32%, 10/15/26 (a)(b)	USD	3,915	$3,946,888
ARES XL CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 0.000%), 5.00%, 10/15/27 (a)(b)		3,060	3,087,430
ARES XLI CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.200%), 5.50%, 1/15/29 (a)(b)		1,400	1,419,714
ARES XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.250%), 4.55%, 10/17/24 (a)(b)		1,300	1,303,690
ARES XXXII CLO Ltd.:
Series 2014-32A, Class BR, (3 mo. LIBOR US + 2.250%), 3.57%, 11/15/25 (a)(b)		1,245	1,251,634
Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.450%), 4.77%, 11/15/25 (a)(b)		3,485	3,484,918
Series 2014-32A, Class D, (3 mo. LIBOR US + 0.000%), 7.02%, 11/15/25 (a)(b)		1,540	1,543,112
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 3.27%, 12/05/25 (a)(b)		1,370	1,381,142
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 4.12%, 12/05/25 (a)(b)		750	757,423
Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 5.52%, 12/05/25 (a)(b)		4,175	4,236,582
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 7.55%, 12/05/25 (a)(b)		3,200	3,219,539
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 7/18/28 (a)(b)		2,910	2,924,870
ARES XXXVII CLO Ltd., Series 2015-4A, Class D1, (3 mo. LIBOR US + 6.800%), 8.10%, 10/15/26 (a)(b)		2,000	2,019,530
ARES XXXVIII CLO Ltd., Series 2015-38A, Class D, (3 mo. LIBOR US + 0.000%), 5.46%, 1/20/27 (a)(b)		970	976,171
Arrowpoint CLO Ltd., Series 2016-5A, Class D, (3 mo. LIBOR US + 0.000%), 5.95%, 7/15/28 (a)(b)		2,480	2,507,951
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.900%), 5.21%, 1/30/24 (a)(b)		1,500	1,507,252
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 0.000%), 2.51%, 8/18/25 (a)(b)		3,375	3,381,969
Atlas Senior Loan Fund IV Ltd.:
Series 2013-2A, Class A2LR, (3 mo. LIBOR US + 1.450%), 2.77%, 2/17/26 (a)(b)		2,750	2,751,031
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.950%), 3.27%, 2/17/26 (a)(b)		2,400	2,401,000
Atlas Senior Loan Fund Ltd., Series 2017-8A, Class E, (3 mo. LIBOR US + 0.000%), 7.26%, 1/15/30 (a)(b)		1,660	1,586,221
Atlas Senior Loan Fund VI Ltd.:
Series 2014-6A, Class CR, (3 mo. LIBOR US + 2.400%), 3.70%, 10/15/26 (a)(b)		750	750,299
Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.600%), 4.90%, 10/15/26 (a)(b)		750	751,516
Atrium VIII:
Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 5.31%, 10/23/24 (a)(b)		12,615	12,713,886

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 8.56%, 10/23/24 (a)(b)	USD	3,890	$3,934,839
Series 8A, Class SUB, 0.00%, 10/23/24 (b)(d)		13,300	9,242,941
Atrium X:
Series 10A, Class B1R, (3 mo. LIBOR US + 1.450%), 2.75%, 7/16/25 (a)(b)		5,570	5,571,720
Series 10A, Class CR, (3 mo. LIBOR US + 1.950%), 3.25%, 7/16/25 (a)(b)		3,960	3,975,161
Series 10A, Class DR, (3 mo. LIBOR US + 3.000%), 4.30%, 7/16/25 (a)(b)		1,670	1,669,288
Atrium XI, Series 11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.45%, 10/23/25 (a)(b)		1,730	1,731,589
Atrium XII:
Series 12A, Class C, (3 mo. LIBOR US + 3.050%), 4.36%, 10/22/26 (a)(b)		1,365	1,369,475
Series 12A, Class D, (3 mo. LIBOR US + 3.900%), 5.21%, 10/22/26 (a)(b)		4,250	4,259,896
Avery Point V CLO Ltd.: Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.28%, 7/17/26 (a)(b)		7,090	7,124,029
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 2.80%, 7/17/26 (a)(b)		1,730	1,732,550
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 2.80%, 1/15/28 (a)(b)		13,670	13,811,289
Babson CLO Ltd.:
Series 2013-IA, Class A, (3 mo. LIBOR US + 1.100%), 2.41%, 4/20/25 (a)(b)		17,502	17,545,605
Series 2013-IA, Class D, (3 mo. LIBOR US + 0.000%), 4.81%, 4/20/25 (a)(b)		3,470	3,483,667
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 7.86%, 4/23/27 (a)(b)		2,440	2,458,196
Series 2016-2A, Class E, (3 mo. LIBOR US + 0.000%), 8.21%, 7/20/28 (a)(b)		1,100	1,109,640
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.650%), 4.96%, 10/20/26 (a)(b)		7,920	7,857,281
Battalion CLO VII Ltd., Series 2014-7A, Class C, (3 mo. LIBOR US + 0.000%), 5.20%, 10/17/26 (a)(b)		1,250	1,250,601
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 0.000%), 5.00%, 7/15/29 (a)(b)		1,500	1,512,105
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 2.80%, 1/20/29 (a)(b)		16,065	16,242,783
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 0.000%), 7.98%, 7/20/28 (a)(b)		500	503,807
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 2.48%, 10/18/29 (a)(b)(c)		17,069	17,069,000
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 2.96%, 10/18/29 (a)(b)(c)		3,868	3,868,000
Series 2015-VIA, Class BR, (3 mo. LIBOR US + 0.000%), 3.79%, 10/18/29 (a)(b)(c)		2,750	2,750,000
Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.450%), 4.69%, 10/18/29 (a)(b)(c)		2,640	2,640,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class D, (3 mo. LIBOR US + 0.000%), 6.65%, 7/18/27 (a)(b)		7,930	7,890,145
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, (3 mo. LIBOR US + 0.000%), 4.31%, 1/20/28 (a)(b)		1,500	1,507,058

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-8A, Class C, (3 mo. LIBOR US + 3.900%), 5.21%, 1/20/28 (a)(b)	USD	2,320	$2,322,614
Series 2015-8A, Class D, (3 mo. LIBOR US + 0.000%), 6.81%, 1/20/28 (a)(b)		750	738,787
Betony CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.15%, 4/15/27 (a)(b)		2,150	2,152,347
Series 2015-1A, Class D, (3 mo. LIBOR US + 3.600%), 4.90%, 4/15/27 (a)(b)		2,040	2,036,172
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 3.450%), 4.75%, 7/15/26 (a)(b)		970	974,821
BlueMountain CLO Ltd.:
Series 2012-2A, Class DR, (3 mo. LIBOR US + 0.000%), 5.47%, 11/20/28 (a)(b)		1,170	1,181,147
Series 2013-2A, Class A, (3 mo. LIBOR US + 1.200%), 2.51%, 1/22/25 (a)(b)		3,520	3,520,397
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.400%), 2.71%, 10/29/25 (a)(b)		1,550	1,550,250
Series 2013-3A, Class CR, (3 mo. LIBOR US + 1.900%), 3.21%, 10/29/25 (a)(b)		6,635	6,635,423
Series 2014-2A, Class AR, (3 mo. LIBOR US + 0.930%), 2.24%, 7/20/26 (a)(b)		2,760	2,764,012
Series 2014-3A, Class D, (3 mo. LIBOR US + 0.000%), 6.40%, 10/15/26 (a)(b)		5,357	5,367,528
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.350%), 2.67%, 11/30/26 (a)(b)		2,910	2,912,271
Series 2014-4A, Class E, (3 mo. LIBOR US + 0.000%), 6.62%, 11/30/26 (a)(b)		2,345	2,352,706
Series 2015-1A, Class C, (3 mo. LIBOR US + 3.750%), 5.05%, 4/13/27 (a)(b)		1,670	1,684,819
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 6.75%, 4/13/27 (a)(b)		3,611	3,618,345
Series 2015-2A, Class E, (3 mo. LIBOR US + 5.350%), 6.65%, 7/18/27 (a)(b)		750	740,385
Series 2015-4A, Class D2, (3 mo. LIBOR US + 4.050%), 5.36%, 1/20/27 (a)(b)		970	978,901
Series 2015-4A, Class E, (3 mo. LIBOR US + 0.000%), 7.81%, 1/20/27 (a)(b)		970	979,708
Series 2016-2A, Class D, (3 mo. LIBOR US + 0.000%), 8.32%, 8/20/28 (a)(b)		750	758,150
Series 2016-3A, Class E, (3 mo. LIBOR US + 6.850%), 8.17%, 11/15/27 (a)(b)		750	757,305
Bristol Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.250%), 8.55%, 4/15/29 (a)(b)		750	760,353
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, (3 mo. LIBOR US + 1.150%), 2.45%, 4/17/25 (a)(b)		8,559	8,570,414
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.67%, 6/15/27 (a)(b)(c)		10,070	10,087,119
Burnham Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.850%), 8.16%, 10/20/29 (a)(b)		750	757,430
Canyon Capital CLO Ltd.:
Series 2012-1A, Class DR, (3 mo. LIBOR US + 0.000%), 5.40%, 1/15/26 (a)(b)		1,920	1,913,951
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.500%), 8.80%, 4/15/28 (a)(b)		750	750,658
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 10/15/28 (a)(b)		4,070	4,031,231

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-3A, Class B, (3 mo. LIBOR US + 2.650%), 3.95%, 7/15/25 (a)(b)	USD	4,060	$4,060,428
Series 2013-3A, Class C, (3 mo. LIBOR US + 3.400%), 4.70%, 7/15/25 (a)(b)		500	500,058
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 3.270%), 4.59%, 7/27/26 (a)(b)		750	758,629
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.100%), 6.42%, 7/27/26 (a)(b)		5,382	5,392,916
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.31%, 4/20/27 (a)(b)		3,090	3,096,041
Series 2015-1A, Class DR, (3 mo. LIBOR US + 3.000%), 4.31%, 4/20/27 (a)(b)		2,475	2,479,160
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 7.41%, 10/20/27 (a)(b)		1,330	1,352,928
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 9.81%, 10/20/27 (a)(b)		1,998	2,014,767
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 8.91%, 4/20/27 (a)(b)		1,750	1,784,676
Series 2016-3A, Class D, (3 mo. LIBOR US + 0.000%), 8.31%, 10/20/29 (a)(b)		750	757,770
Catamaran CLO Ltd., Series 2012-1A, Class BR, (3 mo. LIBOR US + 1.950%), 3.22%, 12/20/23 (a)(b)		3,900	3,901,909
Cavalry CLO IV Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.500%), 2.80%, 10/15/26 (a)(b)		12,140	12,140,657
CBAM Ltd.:
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 3.14%, 10/17/29 (a)(b)		2,595	2,611,300
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 2.60%, 10/17/29 (a)(b)		3,450	3,450,000
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/29 (a)(b)		450	450,000
Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 7.87%, 10/17/29 (a)(b)		1,530	1,530,000
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 2.62%, 10/17/30 (a)(b)		29,020	29,031,179
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/30 (a)(b)		1,920	1,920,686
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 3.62%, 10/17/30 (a)(b)		4,665	4,667,408
Series 2017-8A, Class D, (3 mo. LIBOR US + 3.250%), 4.62%, 10/17/30 (a)(b)		3,695	3,696,717
Cent CLO 24 Ltd., Series 2015-24A, Class D2, (3 mo. LIBOR US + 6.780%), 8.08%, 10/15/26 (a)(b)		1,088	1,103,611
CIFC Funding Ltd.:
Series 2012-2A, Class A2RL, (3 mo. LIBOR US + 0.000%), 3.22%, 12/05/24 (a)(b)		1,000	1,002,249
Series 2012-2A, Class B2R, (3 mo. LIBOR US + 0.000%), 7.07%, 12/05/24 (a)(b)		1,250	1,258,424
Series 2012-3A, Class A3R, (3 mo. LIBOR US + 2.700%), 4.01%, 1/29/25 (a)(b)		1,760	1,760,512
Series 2012-3A, Class B1R, (3 mo. LIBOR US + 4.000%), 5.31%, 1/29/25 (a)(b)		2,330	2,340,562
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.06%, 7/16/30 (a)(b)		500	500,326

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-2A, Class B1L, (3 mo. LIBOR US + 3.600%), 4.90%, 4/21/25 (a)(b)	USD	550	$550,019
Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.350%), 4.67%, 11/27/24 (a)(b)		1,560	1,563,869
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.050%), 2.35%, 4/18/25 (a)(b)		7,200	7,202,858
Series 2014-1A, Class E, (3 mo. LIBOR US + 0.000%), 5.80%, 4/18/25 (a)(b)		780	771,941
Series 2014-2A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.52%, 5/24/26 (a)(b)		5,000	5,027,597
Series 2014-2A, Class B1L, (3 mo. LIBOR US + 0.000%), 4.82%, 5/24/26 (a)(b)		10,005	10,050,891
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.81%, 7/22/26 (a)(b)		970	970,393
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 3.21%, 7/22/26 (a)(b)		3,137	3,148,114
Series 2014-4A, Class D, (3 mo. LIBOR US + 0.000%), 4.70%, 10/17/26 (a)(b)		3,755	3,774,016
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.70%, 1/17/27 (a)(b)		19,190	19,286,267
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.00%, 1/17/27 (a)(b)		970	974,720
Series 2014-5A, Class E2, (3 mo. LIBOR US + 0.000%), 7.55%, 1/17/27 (a)(b)		1,250	1,258,560
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.390%), 2.70%, 1/22/27 (a)(b)		3,510	3,507,861
Series 2015-1A, Class D, (3 mo. LIBOR US + 4.000%), 5.31%, 1/22/27 (a)(b)		1,470	1,480,573
Series 2015-2A, Class A, (3 mo. LIBOR US + 1.450%), 2.75%, 4/15/27 (a)(b)		12,130	12,155,525
Series 2015-2A, Class D, (3 mo. LIBOR US + 3.650%), 4.95%, 4/15/27 (a)(b)		250	250,591
Series 2015-3A, Class E, (3 mo. LIBOR US + 6.050%), 7.36%, 10/19/27 (a)(b)		2,000	1,998,835
Series 2015-5A, Class D, (3 mo. LIBOR US + 6.300%), 7.61%, 10/25/27 (a)(b)		970	969,411
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 8.06%, 10/21/28 (a)(b)		3,310	3,390,701
Clear Creek CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 5.750%), 7.06%, 4/20/27 (a)(b)		1,375	1,374,970
Cumberland Park CLO Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 0.000%), 6.31%, 7/20/26 (a)(b)		750	744,874
Dryden 31 Senior Loan Fund, Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 4/18/26 (a)(b)		750	753,960
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class CR, (3 mo. LIBOR US + 0.000%), 3.45%, 10/15/26 (a)(b)		1,200	1,201,890
Series 2014-34A, Class DR, (3 mo. LIBOR US + 0.000%), 4.70%, 10/15/26 (a)(b)		1,190	1,196,182
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class CR, (3 mo. LIBOR US + 0.000%), 4.10%, 1/15/28 (a)(b)		750	758,750
Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.240%), 5.54%, 1/15/28 (a)(b)		2,500	2,536,122
Dryden 37 Senior Loan Fund, Series 2015-37A, Class E, (3 mo. LIBOR US + 5.400%), 6.70%, 4/15/27 (a)(b)		750	747,507
Dryden 38 Senior Loan Fund, Series 2015-38A, Class E, (3 mo. LIBOR US + 0.000%), 7.35%, 7/15/27 (a)(b)		425	426,309
Dryden 41 Senior Loan Fund, Series 2015-41A, Class E, (3 mo. LIBOR US + 0.000%), 6.95%, 1/15/28 (a)(b)		750	753,843

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, (3 mo. LIBOR US + 7.250%), 8.56%, 7/20/29 (a)(b)	USD	750	$753,929
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 0.00%, 10/15/27 (a)(b)		4,950	4,950,000
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 0.00%, 10/15/27 (a)(b)		1,500	1,500,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.52%, 8/15/30 (a)(b)		14,365	14,372,555
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, (3 mo. LIBOR US + 1.210%), 2.54%, 12/24/23 (a)(b)		759	759,028
Series 2012-1A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.03%, 12/24/23 (a)(b)		3,310	3,316,052
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 2.17%, 4/15/27 (a)(b)		4,600	4,601,679
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (b)(c)(d)		4,075	1,059,506
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, (3 mo. LIBOR US + 4.300%), 5.62%, 11/15/26 (a)(b)		1,155	1,160,277
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, (3 mo. LIBOR US + 1.250%), 2.55%, 4/15/25 (a)(b)		5,329	5,329,817
Series 2013-15A, Class C, (3 mo. LIBOR US + 0.000%), 3.90%, 4/15/25 (a)(b)		3,000	3,000,231
Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, (3 mo. LIBOR US + 6.500%), 7.81%, 1/20/28 (a)(b)		500	497,879
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, (3 mo. LIBOR US + 0.000%), 4.81%, 10/29/26 (a)(b)		3,297	3,302,365
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class B1R, (3 mo. LIBOR US + 1.550%), 2.86%, 4/19/26 (a)(b)		750	750,848
Goldentree Loan Opportunities VIII Ltd., Series 2014-8A, Class DR, (3 mo. LIBOR US + 3.350%), 4.66%, 4/19/26 (a)(b)		750	749,803
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, (3 mo. LIBOR US + 3.700%), 5.00%, 4/18/27 (a)(b)		2,500	2,499,035
Series 2015-11A, Class E, (3 mo. LIBOR US + 5.550%), 6.85%, 4/18/27 (a)(b)		7,070	7,096,520
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 2.78%, 3/15/27 (a)(b)(c)		2,870	2,870,000
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 3.65%, 1/17/27 (a)(b)		2,120	2,121,225
GT Loan Financing I Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.270%), 2.58%, 10/28/24 (a)(b)		11,535	11,554,836
Highbridge Loan Management Ltd.:
Series 2013-2A, Class D, (3 mo. LIBOR US + 0.000%), 6.56%, 10/20/24 (a)(b)		960	959,964
Series 2014-4A, Class B, (3 mo. LIBOR US + 0.000%), 4.31%, 7/28/25 (a)(b)		3,465	3,467,982
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.850%), 6.16%, 4/20/27 (a)(b)		1,560	1,587,748

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2016-8A, Class E, (3 mo. LIBOR US + 7.900%), 9.21%, 4/20/27 (a)(b)	USD	750	$762,462
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.41%, 1/29/26 (a)(b)		3,080	3,087,608
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 3.41%, 1/29/26 (a)(b)		750	751,853
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.300%), 4.61%, 1/29/26 (a)(b)		3,470	3,471,717
Series 5A-2015, Class D2R, (3 mo. LIBOR US + 0.000%), 4.61%, 1/29/26 (a)(b)		750	750,371
Series 5A-2015, Class E, (3 mo. LIBOR US + 0.000%), 6.66%, 1/29/26 (a)(b)		1,250	1,255,708
Series 5X-2015, Class E, (3 mo. LIBOR US + 5.300%), 6.66%, 1/29/26 (a)		2,330	2,340,639
Series 6A-2015, Class A, (3 mo. LIBOR US + 1.450%), 2.76%, 5/05/27 (a)(b)		1,165	1,166,650
Series 6A-2015, Class D, (3 mo. LIBOR US + 3.650%), 4.96%, 5/05/27 (a)(b)		2,070	2,072,146
Series 6A-2015, Class E1, (3 mo. LIBOR US + 5.450%), 6.76%, 5/05/27 (a)(b)		1,620	1,574,940
Series 7A-2015, Class C, (3 mo. LIBOR US + 0.000%), 4.70%, 11/15/26 (a)(b)		1,670	1,676,925
Series 7A-2015, Class D, (3 mo. LIBOR US + 0.000%), 5.07%, 11/15/26 (a)(b)		1,160	1,162,770
Series 7A-2015, Class E, (3 mo. LIBOR US + 5.750%), 7.07%, 11/15/26 (a)(b)		1,500	1,497,409
HPS Loan Management Ltd.:
Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 4.96%, 1/20/28 (a)(b)		4,912	4,891,162
Series 10A-16, Class D, (3 mo. LIBOR US + 0.000%), 7.81%, 1/20/28 (a)(b)		4,000	3,918,731
Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.450%), 7.76%, 7/19/27 (a)(b)		2,380	2,393,067
LCM XIV LP, Series 14A, Class A, (3 mo. LIBOR US + 1.150%), 2.45%, 7/15/25 (a)(b)		2,220	2,220,305
LCM XVI LP, Series 16A, Class AR, (3 mo. LIBOR US + 0.000%), 2.33%, 7/15/26 (a)(b)		3,330	3,331,312
LCM XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 0.000%), 4.80%, 10/15/26 (a)(b)		1,560	1,563,948
LCM XVIII LP:
Series 18A, Class C1, (3 mo. LIBOR US + 3.150%), 4.46%, 4/20/27 (a)(b)		4,670	4,670,448
Series 18A, Class D, (3 mo. LIBOR US + 3.800%), 5.11%, 4/20/27 (a)(b)		2,670	2,680,490
Series 18A, Class E, (3 mo. LIBOR US + 0.000%), 6.66%, 4/20/27 (a)(b)		2,430	2,428,533
Series 18A, Class INC, 0.00%, 4/20/27 (b)		1,835	1,198,560
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 2.62%, 3/20/30 (a)(b)		1,350	1,355,435
Lime Street CLO Ltd., Series 2007-1A, Class B, (3 mo. LIBOR US + 0.550%), 1.88%, 6/20/21 (a)(b)		2,880	2,872,472
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 0.000%), 4.91%, 10/20/26 (a)(b)		8,490	8,492,404
Madison Park Funding V Ltd., Series 2007-5X, Class D, (3 mo. LIBOR US + 0.000%), 4.82%, 2/26/21 (a)		3,080	3,080,946
Madison Park Funding XII Ltd., Series 2014-12A, Class E, (3 mo. LIBOR US + 0.000%), 6.41%, 7/20/26 (a)(b)		1,140	1,142,244
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class CR, (3 mo. LIBOR US + 0.000%), 3.46%, 1/19/25 (a)(b)		434	435,229
Series 2014-13A, Class DR, (3 mo. LIBOR US + 0.000%), 4.58%, 1/19/25 (a)(b)		1,250	1,260,199
Series 2014-13A, Class E, (3 mo. LIBOR US + 5.000%), 6.31%, 1/19/25 (a)(b)		10,110	10,139,193

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Madison Park Funding XIV Ltd.:
Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 2.43%, 7/20/26 (a)(b)	USD	18,859	$18,959,347
Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 4.56%, 7/20/26 (a)(b)		4,925	4,924,884
Series 2014-14A, Class E, (3 mo. LIBOR US + 0.000%), 6.06%, 7/20/26 (a)(b)		1,250	1,249,318
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, (3 mo. LIBOR US + 6.450%), 7.76%, 1/22/28 (a)(b)		750	761,068
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 4.77%, 1/27/26 (a)(b)		1,160	1,161,280
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class C, (3 mo. LIBOR US + 3.700%), 5.01%, 4/20/26 (a)(b)		1,200	1,207,144
Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 6.81%, 4/20/26 (a)(b)		4,030	4,027,577
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 0.00%, 10/21/30 (a)(b)		24,930	24,930,000
Madison Park Funding XX Ltd., Series 2016-20A, Class E, (3 mo. LIBOR US + 7.400%), 8.72%, 4/27/27 (a)(b)		1,740	1,755,398
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 2.52%, 7/29/30 (a)(b)		7,650	7,650,000
Mill Creek CLO Ltd.:
Series 2016-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.66%, 4/20/28 (a)(b)		1,600	1,611,621
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 9.06%, 4/20/28 (a)(b)		1,750	1,756,378
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 3.49%, 1/20/24 (a)(b)		5,620	5,663,418
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.160%), 2.47%, 7/22/24 (a)(b)		11,546	11,572,893
MP CLO III Ltd.:
Series 2013-1A, Class A, (3 mo. LIBOR US + 1.180%), 2.49%, 4/20/25 (a)(b)		4,877	4,877,520
Series 2013-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.06%, 4/20/25 (a)(b)		2,000	2,001,747
MP CLO VII Ltd.:
Series 2015-1A, Class A1, (3 mo. LIBOR US + 0.000%), 2.79%, 4/18/27 (a)(b)		1,750	1,749,177
Series 2015-1A, Class D, (3 mo. LIBOR US + 3.650%), 4.95%, 4/18/27 (a)(b)		1,750	1,739,204
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 0.000%), 0.00%, 10/15/29 (a)(b)		1,600	1,600,000
Neuberger Berman CLO XVI Ltd.:
Series 2014-16A, Class B2R, (3 mo. LIBOR US + 2.170%), 3.47%, 4/15/26 (a)(b)		4,700	4,699,757
Series 2014-16A, Class D, (3 mo. LIBOR US + 0.000%), 4.65%, 4/15/26 (a)(b)		1,650	1,649,539
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.650%), 4.96%, 4/22/29 (a)(b)		4,833	4,856,180
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 5.56%, 11/14/27 (a)(b)		2,110	2,130,140
Series 2014-18A, Class DR, (3 mo. LIBOR US + 7.750%), 9.06%, 11/14/27 (a)(b)		750	761,864
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, (3 mo. LIBOR US + 3.950%), 5.25%, 1/15/28 (a)(b)		750	753,303

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-20A, Class E, (3 mo. LIBOR US + 6.450%), 7.75%, 1/15/28 (a)(b)	USD	3,715	$3,721,045
Neuberger Berman CLO XXI Ltd.:
Series 2016-21A, Class D, (3 mo. LIBOR US + 0.000%), 6.26%, 4/20/27 (a)(b)		550	558,945
Series 2016-21A, Class E, (3 mo. LIBOR US + 7.000%), 8.31%, 4/20/27 (a)(b)		1,920	1,923,894
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 10/17/27 (a)(b)		1,500	1,508,440
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.580%), 7.88%, 10/17/27 (a)(b)		1,360	1,359,091
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 2.32%, 10/20/25 (a)(b)		1,069	1,069,126
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 2.43%, 4/20/25 (a)(b)		15,752	15,789,456
Oak Hill Credit Partners X Ltd.:
Series 2014-10A, Class CR, (3 mo. LIBOR US + 0.000%), 3.43%, 7/20/26 (a)(b)		1,200	1,202,710
Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.250%), 4.56%, 7/20/26 (a)(b)		250	249,922
Oak Hill Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 8.01%, 10/20/28 (a)(b)		970	972,077
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, (3 mo. LIBOR US + 4.200%), 5.51%, 1/23/27 (a)(b)		1,520	1,532,257
Oaktree EIF II Ltd.:
Series 2015-B1A, Class B, (3 mo. LIBOR US + 0.000%), 3.62%, 2/15/26 (a)(b)		1,000	1,000,127
Series 2015-B1A, Class C, (3 mo. LIBOR US + 0.000%), 4.42%, 2/15/26 (a)(b)		2,850	2,852,372
OCP CLO Ltd.:
Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.470%), 5.78%, 11/22/25 (a)(b)		1,560	1,578,369
Series 2014-5A, Class A1, (3 mo. LIBOR US + 1.000%), 2.31%, 4/26/26 (a)(b)		1,380	1,380,102
Series 2014-5A, Class A2, (3 mo. LIBOR US + 1.720%), 3.03%, 4/26/26 (a)(b)		600	600,000
Series 2014-7A, Class A1A, (3 mo. LIBOR US + 1.600%), 2.91%, 10/20/26 (a)(b)		5,490	5,490,266
Series 2014-7A, Class A1AR, (3 mo. LIBOR US + 0.950%), 0.00%, 10/20/26 (a)(b)		5,490	5,490,000
Series 2015-8A, Class A1, (3 mo. LIBOR US + 1.530%), 2.83%, 4/17/27 (a)(b)		7,810	7,809,810
Series 2015-8A, Class C, (3 mo. LIBOR US + 0.000%), 4.95%, 4/17/27 (a)(b)		500	496,020
Series 2016-12A, Class C, (3 mo. LIBOR US + 4.150%), 5.45%, 10/18/28 (a)(b)		1,560	1,581,426
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 2.56%, 7/15/30 (a)(b)		17,540	17,548,074
Series 2017-13A, Class D, (3 mo. LIBOR US + 0.000%), 7.93%, 7/15/30 (a)(b)		3,080	2,988,001
Octagon Investment Partners 22 Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.300%), 4.61%, 11/25/25 (a)(b)		2,040	2,042,004
Octagon Investment Partners 24 Ltd.:
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 2.25%, 5/21/27 (a)(b)		26,030	26,069,305
Series 2015-1A, Class A2AR, (3 mo. LIBOR US + 1.350%), 2.70%, 5/21/27 (a)(b)		7,280	7,280,000
Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 6.82%, 5/21/27 (a)(b)		3,060	3,051,845

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.65%, 4/15/27 (a)(b)	USD	1,570	$1,583,018
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.950%), 6.25%, 4/15/27 (a)(b)		2,150	2,181,824
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.850%), 9.15%, 4/15/27 (a)(b)		2,625	2,676,787
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.100%), 8.40%, 7/15/27 (a)(b)		2,000	2,015,575
Octagon Investment Partners 31 LLC, Series 2017-1A, Class F, (3 mo. LIBOR US + 0.000%), 9.41%, 7/20/30 (a)(b)		1,502	1,430,486
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 2.42%, 7/17/25 (a)(b)		8,330	8,334,279
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.000%), 2.31%, 10/25/25 (a)(b)		9,175	9,192,313
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.680%), 2.99%, 10/25/25 (a)(b)		10,990	11,009,582
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.480%), 4.79%, 12/16/24 (a)(b)		2,800	2,810,584
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.96%, 11/14/26 (a)(b)		7,475	7,512,729
Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 7.91%, 11/14/26 (a)(b)		4,900	4,945,500
OFSI Fund VI Ltd., Series 2014-6A, Class A2, (3 mo. LIBOR US + 1.900%), 3.20%, 3/20/25 (a)(b)		17,638	17,652,892
OHA Loan Funding Ltd., Series 2013-2A, Class A, (3 mo. LIBOR US + 1.270%), 2.58%, 8/23/24 (a)(b)		10,470	10,471,485
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 2.75%, 10/30/27 (a)(b)		24,637	24,705,582
Series 2012-2A, Class DR, (3 mo. LIBOR US + 7.300%), 8.61%, 10/30/27 (a)(b)		3,310	3,356,512
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 4.31%, 1/22/29 (a)(b)		7,065	7,147,970
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.56%, 10/22/30 (a)(b)(c)		9,540	9,540,000
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.01%, 10/22/30 (a)(b)(c)		960	960,000
OZLM Funding V Ltd.:
Series 2013-5A, Class BR, (3 mo. LIBOR US + 2.350%), 3.65%, 1/17/26 (a)(b)		4,820	4,832,075
Series 2013-5A, Class CR, (3 mo. LIBOR US + 0.000%), 4.75%, 1/17/26 (a)(b)		2,970	2,980,356
Series 2013-5A, Class D, (3 mo. LIBOR US + 0.000%), 6.05%, 1/17/26 (a)(b)		1,250	1,253,821
OZLM IX Ltd.:
Series 2014-9A, Class BR, (3 mo. LIBOR US + 0.000%), 3.66%, 1/20/27 (a)(b)		2,530	2,534,273
Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 4.86%, 1/20/27 (a)(b)		8,370	8,379,481
OZLM VI Ltd., Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.700%), 4.00%, 4/17/26 (a)(b)		4,850	4,851,989

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
OZLM VII Ltd.:
Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 3.55%, 7/17/26 (a)(b)	USD	1,360	$1,363,056
Series 2014-7A, Class CR, (3 mo. LIBOR US + 0.000%), 4.80%, 7/17/26 (a)(b)		1,940	1,949,155
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, (3 mo. LIBOR US + 1.130%), 2.43%, 10/17/26 (a)(b)		24,405	24,425,422
Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 3.55%, 10/17/26 (a)(b)		4,750	4,756,161
Series 2014-8A, Class CR, (3 mo. LIBOR US + 0.000%), 4.70%, 10/17/26 (a)(b)		4,985	4,987,376
OZLM XI Ltd.:
Series 2015-11A, Class BR, (3 mo. LIBOR US + 2.300%), 3.61%, 10/30/30 (a)(b)		2,219	2,224,940
Series 2015-11A, Class CR, (3 mo. LIBOR US + 3.600%), 4.91%, 10/30/30 (a)(b)		3,876	3,904,787
OZLM XII Ltd.:
Series 2015-12A, Class A1, (3 mo. LIBOR US + 1.450%), 2.76%, 4/30/27 (a)(b)		2,560	2,576,806
Series 2015-12A, Class A2, (3 mo. LIBOR US + 0.000%), 3.31%, 4/30/27 (a)(b)		2,630	2,630,980
Series 2015-12A, Class B, (3 mo. LIBOR US + 2.900%), 4.21%, 4/30/27 (a)(b)		1,210	1,223,958
Series 2015-12A, Class C, (3 mo. LIBOR US + 0.000%), 5.01%, 4/30/27 (a)(b)		875	880,390
Series 2015-12A, Class D, (3 mo. LIBOR US + 0.000%), 6.71%, 4/30/27 (a)(b)		2,530	2,467,870
OZLM XIII Ltd., Series 2015-13A, Class C, (3 mo. LIBOR US + 4.500%), 5.81%, 7/30/27 (a)(b)		1,165	1,181,162
OZLM XIV Ltd.:
Series 2015-14A, Class C, (3 mo. LIBOR US + 4.350%), 5.65%, 1/15/29 (a)(b)		2,530	2,549,167
Series 2015-14A, Class D, (3 mo. LIBOR US + 6.350%), 7.65%, 1/15/29 (a)(b)		2,340	2,340,456
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 2.80%, 1/20/29 (a)(b)		7,880	7,984,454
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 3.41%, 1/20/29 (a)(b)		2,920	2,929,603
Series 2016-15A, Class C, (3 mo. LIBOR US + 0.000%), 5.31%, 1/20/29 (a)(b)		1,560	1,576,161
Series 2016-15A, Class D, (3 mo. LIBOR US + 0.000%), 8.46%, 1/20/29 (a)(b)		1,560	1,587,453
Palmer Square CLO Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.82%, 5/15/25 (a)(b)		7,767	7,767,004
Series 2013-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 2.52%, 10/17/27 (a)(b)		10,800	10,887,844
Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.600%), 4.90%, 10/17/27 (a)(b)		1,360	1,366,742
Series 2014-1A, Class CR, (3 mo. LIBOR US + 4.000%), 5.30%, 1/17/27 (a)(b)		3,230	3,252,888
Series 2014-1A, Class DR, (3 mo. LIBOR US + 0.000%), 8.20%, 1/17/27 (a)(b)		1,560	1,570,678
Series 2015-2A, Class DR, (3 mo. LIBOR US + 0.000%), 7.81%, 7/20/30 (a)(b)		2,120	2,074,169
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 2.62%, 10/15/25 (a)(b)		4,220	4,219,941

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Parallel Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 4.96%, 7/20/27 (a)(b)	USD	3,250	$3,252,980
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.000%), 8.31%, 8/23/28 (a)(b)		2,330	2,341,996
Pinnacle Park CLO Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.650%), 3.95%, 4/15/26 (a)(b)		1,000	1,000,454
Series 2014-1A, Class D, (3 mo. LIBOR US + 0.000%), 4.80%, 4/15/26 (a)(b)		2,340	2,367,522
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 2.51%, 10/15/30 (a)(b)(c)		2,070	2,070,000
Regatta IV Funding Ltd.:
Series 14-1AR, Class DR, (3 mo. LIBOR US + 0.000%), 4.61%, 7/25/26 (a)(b)		1,730	1,730,850
Series 2014-1AR, Class CR, (3 mo. LIBOR US + 2.000%), 3.31%, 7/25/26 (a)(b)		950	950,350
Regatta V Funding Ltd.:
Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.300%), 3.61%, 10/25/26 (a)(b)		2,665	2,670,345
Series 2014-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.76%, 10/25/26 (a)(b)		5,475	5,473,510
Rockford Tower CLO Ltd.:
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 3.17%, 4/15/29 (a)(b)		3,680	3,683,756
Series 2017-1A, Class D, (3 mo. LIBOR US + 0.000%), 4.62%, 4/15/29 (a)(b)		4,450	4,414,318
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 6.77%, 4/15/29 (a)(b)		4,840	4,418,142
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 2.99%, 10/15/29 (a)(b)(c)		2,120	2,119,788
Series 2017-2A, Class D, (3 mo. LIBOR US + 0.000%), 4.69%, 10/15/29 (a)(b)(c)		3,880	3,866,808
Series 2017-2A, Class E, (3 mo. LIBOR US + 0.000%), 7.32%, 10/15/29 (a)(b)(c)		6,140	5,885,804
RR 2 Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 0.000%), 0.00%, 10/15/29 (a)(b)		1,340	1,340,000
Seneca Park CLO Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 0.000%), 3.45%, 7/17/26 (a)(b)		2,000	2,002,918
Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 4.80%, 7/17/26 (a)(b)		7,660	7,660,183
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (b)(d)		2,000	1,006,040
Shackleton CLO Ltd., Series 2014-5A, Class AR, (3 mo. LIBOR US + 1.140%), 2.45%, 5/07/26 (a)(b)		13,720	13,725,827
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 2.80%, 7/20/30 (a)(b)		3,750	3,782,976
Series 2014-1A, Class DR, (3 mo. LIBOR US + 0.000%), 4.96%, 7/20/30 (a)(b)		500	500,313
Sound Point CLO II Ltd.:
Series 2013-1A, Class A1L, (3 mo. LIBOR US + 1.200%), 2.51%, 4/26/25 (a)(b)		847	846,987
Series 2013-1A, Class A3L, (3 mo. LIBOR US + 0.000%), 4.06%, 4/26/25 (a)(b)		9,465	9,467,773
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1R, (3 mo. LIBOR US + 0.000%), 3.45%, 7/15/25 (a)(b)		750	750,758

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 7/15/25 (a)(b)	USD	2,310	$2,309,949
Series 2013-2A, Class E, (3 mo. LIBOR US + 0.000%), 5.90%, 7/15/25 (a)(b)		4,660	4,638,155
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 3.56%, 1/21/26 (a)(b)		2,320	2,325,816
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.400%), 4.71%, 1/21/26 (a)(b)		3,665	3,666,555
Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 0.000%), 6.81%, 7/20/27 (a)(b)		1,300	1,285,794
Sound Point CLO V Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.250%), 5.55%, 4/18/26 (a)(b)		1,551	1,512,534
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 0.000%), 4.91%, 1/23/27 (a)(b)		2,160	2,170,179
Sound Point CLO VIII Ltd.:
Series 2015-1A, Class B, (3 mo. LIBOR US + 2.050%), 3.35%, 4/15/27 (a)(b)		6,240	6,241,434
Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 4.95%, 4/15/27 (a)(b)		2,250	2,252,334
Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.750%), 8.06%, 1/20/28 (a)(b)		4,870	4,918,131
Sound Point CLO XI Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.950%), 8.26%, 7/20/28 (a)(b)		7,200	7,263,222
Sound Point CLO XII Ltd.:
Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 2.97%, 10/20/28 (a)(b)		4,700	4,749,374
Series 2016-2A, Class E, (3 mo. LIBOR US + 0.000%), 7.71%, 10/20/28 (a)(b)		2,350	2,381,224
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 3.96%, 1/23/29 (a)(b)		1,560	1,565,761
Series 2016-3A, Class E, (3 mo. LIBOR US + 0.000%), 7.96%, 1/23/29 (a)(b)		2,340	2,345,531
Stewart Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 0.000%), 6.75%, 4/15/26 (a)(b)		4,455	4,442,520
Symphony CLO VIII LP:
Series 2012-8A, Class CR, (3 mo. LIBOR US + 3.050%), 4.35%, 1/09/23 (a)(b)		750	750,602
Series 2012-8AR, Class ER, (3 mo. LIBOR US + 0.000%), 7.30%, 1/09/23 (a)(b)		6,880	6,883,796
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 2.33%, 10/15/25 (a)(b)		1,000	999,324
Symphony CLO XV Ltd.:
Series 2014-15A, Class DR, (3 mo. LIBOR US + 0.000%), 4.65%, 10/17/26 (a)(b)		6,225	6,223,165
Series 2014-15A, Class E, (3 mo. LIBOR US + 0.000%), 6.35%, 10/17/26 (a)(b)		2,075	2,052,679
Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 6.75%, 7/15/28 (a)(b)		1,170	1,156,077
Symphony CLO XVII Ltd., Series 2016-17A, Class E, (3 mo. LIBOR US + 0.000%), 8.70%, 4/15/28 (a)(b)		750	758,193
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.000%), 5.31%, 1/23/28 (a)(b)		750	758,824

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 0.000%), 7.72%, 7/15/30 (a)(b)	USD	1,921	$1,875,358
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 4.71%, 10/20/26 (a)(b)		4,340	4,361,941
THL Credit Wind River CLO Ltd.:
Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.450%), 2.75%, 1/18/26 (a)(b)		250	249,999
Series 2013-2A, Class A2A, (3 mo. LIBOR US + 1.440%), 2.74%, 1/18/26 (a)(b)		750	749,998
Series 2013-2A, Class B1, (3 mo. LIBOR US + 1.850%), 3.15%, 1/18/26 (a)(b)		1,150	1,149,996
Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.350%), 4.66%, 1/22/27 (a)(b)		750	750,374
Series 2014-3A, Class E, (3 mo. LIBOR US + 0.000%), 6.91%, 1/22/27 (a)(b)		750	753,414
Series 2015-1A, Class E1, (3 mo. LIBOR US + 0.000%), 6.86%, 7/20/27 (a)(b)		2,330	2,322,174
TIAA CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 0.000%), 7.06%, 4/20/29 (a)(b)		500	482,964
TICP CLO I Ltd.:
Series 2015-1A, Class C, (3 mo. LIBOR US + 3.000%), 4.31%, 7/20/27 (a)(b)		1,210	1,211,137
Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 4.86%, 7/20/27 (a)(b)		1,210	1,196,694
TICP CLO III Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.180%), 2.49%, 1/20/27 (a)(b)		6,623	6,624,829
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 0.000%), 7.81%, 7/15/29 (a)(b)		2,700	2,641,327
Treman Park CLO Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.370%), 2.68%, 4/20/27 (a)(b)		875	881,744
Series 2015-1A, Class D, (3 mo. LIBOR US + 3.860%), 5.17%, 4/20/27 (a)(b)		7,200	7,216,271
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, (3 mo. LIBOR US + 0.000%), 1.77%, 3/03/39 (a)(b)(c)		50,060	2,953,540
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, (3 mo. LIBOR US + 1.370%), 2.67%, 1/15/27 (a)(b)		5,020	5,016,692
Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.000%), 3.30%, 1/15/27 (a)(b)		2,350	2,367,242
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, (3 mo. LIBOR US + 1.600%), 2.90%, 7/15/26 (a)(b)		4,470	4,472,995
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, (3 mo. LIBOR US + 0.000%), 3.40%, 4/15/27 (a)(b)		550	550,682
Series 2015-20A, Class C, (3 mo. LIBOR US + 3.150%), 4.45%, 4/15/27 (a)(b)		1,430	1,431,162
Series 2015-20A, Class D, (3 mo. LIBOR US + 0.000%), 5.15%, 4/15/27 (a)(b)		1,330	1,332,770
Venture XXI CLO Ltd., Series 2015-21A, Class D, (3 mo. LIBOR US + 0.000%), 4.90%, 7/15/27 (a)(b)		670	670,556
Venture XXII CLO Ltd., Series 2015-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.05%, 1/15/28 (a)(b)		780	781,569

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Venture XXIV CLO Ltd., Series 2016-24A, Class E, (3 mo. LIBOR US + 0.000%), 8.03%, 10/20/28 (a)(b)	USD	2,696	$2,712,422
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 5.56%, 1/20/29 (a)(b)		2,650	2,697,663
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.79%, 4/20/26 (a)(b)		2,315	2,321,868
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 2.050%), 3.36%, 4/20/26 (a)(b)		750	750,919
Series 2015-3A, Class BR, (3 mo. LIBOR US + 2.950%), 4.26%, 4/20/26 (a)(b)		1,560	1,561,528
Vibrant CLO IV Ltd.:
Series 2016-4A, Class C, (3 mo. LIBOR US + 0.000%), 4.61%, 7/20/28 (a)(b)		4,440	4,499,442
Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 5.81%, 7/20/28 (a)(b)		1,680	1,696,495
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 2.86%, 1/20/29 (a)(b)		2,920	2,931,550
Voya CLO Ltd.:
Series 2013-1A, Class A1, (3 mo. LIBOR US + 1.140%), 2.44%, 4/15/24 (a)(b)		2,881	2,881,392
Series 2013-2A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/25/25 (a)(b)		4,190	4,206,725
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.35%, 1/18/26 (a)(b)		12,370	12,384,861
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.80%, 1/18/26 (a)(b)		4,475	4,474,957
Series 2013-3A, Class BR, (3 mo. LIBOR US + 0.000%), 3.45%, 1/18/26 (a)(b)		5,440	5,466,091
Series 2014-1A, Class C, (3 mo. LIBOR US + 0.000%), 4.70%, 4/18/26 (a)(b)		2,560	2,572,490
Series 2014-3A, Class C, (3 mo. LIBOR US + 0.000%), 4.91%, 7/25/26 (a)(b)		1,335	1,341,065
Series 2014-4A, Class BR, (3 mo. LIBOR US + 2.000%), 3.30%, 10/14/26 (a)(b)		3,385	3,391,972
Series 2014-4A, Class CR, (3 mo. LIBOR US + 0.000%), 4.30%, 10/14/26 (a)(b)		10,035	10,040,382
Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 6.90%, 4/18/27 (a)(b)		1,225	1,228,145
Series 2016-2A, Class D, (3 mo. LIBOR US + 0.000%), 8.26%, 7/19/28 (a)(b)		975	985,220
Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 8.15%, 10/18/27 (a)(b)		1,170	1,195,761
Series 2016-4A, Class E2, (3 mo. LIBOR US + 6.650%), 7.96%, 7/20/29 (a)(b)		750	761,717
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 0.000%), 2.53%, 4/20/26 (a)(b)		5,750	5,747,460
Webster Park CLO Ltd.:
Series 2015-1A, Class C, (3 mo. LIBOR US + 0.000%), 5.36%, 1/20/27 (a)(b)		7,760	7,839,624
Series 2015-1A, Class D, (3 mo. LIBOR US + 0.000%), 7.41%, 1/20/27 (a)(b)(c)		4,400	4,405,676
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 2.47%, 11/07/25 (a)(b)		25,889	25,896,653
Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.51%, 7/20/28 (a)(b)		1,170	1,189,558
York CLO 1 Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 3.66%, 1/22/27 (a)(b)		1,160	1,155,145

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.400%), 4.71%, 1/22/27 (a)(b)	USD	2,150	$2,132,296
Series 2014-1A, Class E, (3 mo. LIBOR US + 0.000%), 6.76%, 1/22/27 (a)(b)		3,880	3,858,225
York CLO 2 Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.250%), 7.56%, 10/22/27 (a)(b)		2,000	1,995,125
York CLO-3 Ltd.:
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.06%, 10/20/29 (a)(b)		3,830	3,832,158
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.600%), 4.91%, 10/20/29 (a)(b)		8,758	8,794,080
Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 7.71%, 10/20/29 (a)(b)		7,052	6,874,686
Series 2016-1A, Class FR, (3 mo. LIBOR US + 0.000%), 8.56%, 10/20/29 (a)(b)		2,420	2,181,463
Series 2016-1A, Class SUB, 0.00%, 10/20/29 (b)(d)		7,254	6,232,838
York CLO-4 Ltd.:
Series 2016-2A, Class D, (3 mo. LIBOR US + 0.000%), 5.41%, 1/20/30 (a)(b)		2,140	2,160,576
Series 2016-2A, Class E, (3 mo. LIBOR US + 0.000%), 8.25%, 1/20/30 (a)(b)		6,180	6,273,862

			1,798,888,325
Ireland — 0.2%
Adagio V CLO Designated Activity Co., Series V-X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29 (a)	EUR	700	847,076
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 1/15/30 (a)		1,100	1,304,662
Arbour CLO Ltd., Series 2014-1X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 7/15/27 (a)		2,106	2,482,111
Aurium CLO III DAC, Series 3X, Class E, (3 mo. EURIBOR + 0.000%), 4.90%, 4/15/30 (a)		100	115,944
Avoca Capital CLO X Ltd., Series 10X, Class ER, (3 mo. EURIBOR + 0.000%), 6.05%, 1/15/30 (a)		1,300	1,558,001
Avoca CLO XIV Ltd.:
Series 14X, Class E, (3 mo. EURIBOR + 4.750%), 4.75%, 7/12/28 (a)		1,740	2,051,899
Series 14X, Class F, (3 mo. EURIBOR + 5.750%), 5.75%, 7/12/28 (a)		1,100	1,269,247
Series 14X, Class SUB, 0.00%, 7/12/28 (d)		4,510	4,375,212
Avoca CLO XV DAC, Series 15X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 1/15/29 (a)		1,600	1,878,455
Avoca CLO XV Ltd.:
Series 15X, Class F, (3 mo. EURIBOR + 6.750%), 6.75%, 1/15/29 (a)		1,760	2,009,166
Series 15X, Class M1, 0.00%, 1/15/29 (d)		3,100	2,806,601
BlueMountain Fuji EUR CLO II DAC, Series 2017-2X, Class E, (3 mo. EURIBOR + 5.450%), 5.45%, 7/15/30 (a)		438	501,221
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class D, (3 mo. EURIBOR + 5.550%), 5.55%, 1/15/29 (a)		400	474,996
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, (6 mo. EURIBOR + 0.000%), 5.90%, 1/24/28 (a)		1,700	2,024,194

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Ireland (continued)
Series 4X, Class SUB, 0.00%, 1/24/28 (d)	EUR	10,200	$11,219,819
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 4/15/29 (d)		4,605	5,060,787
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (3 mo. EURIBOR + 7.000%), 7.00%, 8/15/29 (a)		1,120	1,366,120
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 4/23/30 (a)		700	843,021
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29 (a)		880	1,049,459
Oak Hill European Credit Partners IV Designated Activity Co., Series 2015-4X, Class F, (6 mo. EURIBOR + 6.650%), 6.65%, 1/20/30 (a)		1,730	2,025,610
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 6/18/30 (a)		400	467,562
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30 (a)		862	983,644
St. Paul’s CLO VI DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 7/22/29 (a)		1,410	1,710,635

			48,425,442
Italy — 0.0%
Asset-Backed European Securitisation Transaction Ten Srl, Series 10, Class A, (1 mo. EURIBOR + 0.000%), 0.18%, 12/10/28 (a)		1,879	2,224,659
Netherlands — 0.0%
ALME Loan Funding V BV, Series 5X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 7/15/29 (a)		2,195	2,623,736
ARES European CLO VIII BV, Series 8X, Class E, (3 mo. EURIBOR + 0.000%), 6.35%, 2/17/30 (a)		544	657,260
Avoca CLO XVII DAC, Series 17X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 1/15/30 (a)		1,096	1,299,815
Cairn CLO VI BV, Series 2016-6X, Class E, (3 mo. EURIBOR + 6.250%), 6.25%, 7/25/29 (a)		1,100	1,314,935
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (3 mo. EURIBOR + 5.750%), 5.75%, 1/15/30 (a)		780	937,407
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (3 mo. EURIBOR + 0.000%), 6.30%, 11/10/30 (a)		800	962,783
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (6 mo. EURIBOR + 5.000%), 4.73%, 1/15/24 (a)		3,863	444,261
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 1/18/30 (a)		950	1,148,878

			9,389,075
Portugal — 0.1%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		4,001	4,755,152
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta IV, Series 4, Class SNR, 2.42%, 2/12/21		16,872	20,485,369

			25,240,521
United Kingdom — 0.1%
E-CARAT 5 PLC, Series 5, Class B, (1 mo. LIBOR GBP + 0.000%), 1.20%, 4/18/23 (a)	GBP	5,900	7,933,106
Marketplace Originated Consumer Assets PLC, Series 2016-1, Class B, (1 mo. LIBOR GBP + 0.000%), 3.16%, 10/20/24 (a)		542	728,300
Motor PLC:
Series 2016-1, Class C, 3.75%, 11/25/25		6,720	9,126,450

Asset-Backed Securities		Par (000)	Value
United Kingdom (continued)
Series 2016-1, Class D, 4.25%, 11/25/25	GBP	1,325	$1,802,524
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,523,216
Newday Funding PLC:
Series 2017-1, Class C, (1 mo. LIBOR GBP + 0.000%), 2.15%, 7/15/20 (a)		3,800	5,094,793
Series 2017-1, Class D, (1 mo. LIBOR GBP + 0.000%), 2.51%, 7/15/20 (a)		3,900	5,226,771
PCL Funding II PLC:
Series 2017-1, Class B, (1 mo. LIBOR GBP + 0.000%), 2.00%, 6/15/20 (a)		904	1,211,350
Series 2017-1, Class C, (1 mo. LIBOR GBP + 0.000%), 2.50%, 6/15/20 (a)		556	745,032

			33,391,542
United States — 7.4%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 1.58%, 4/25/36 (a)	USD	14,870	7,676,193
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 1.37%, 5/25/37 (a)		9,047	3,047,520
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 0.00%, 8/15/30 (b)(c)(e)		5,329	4,128,987
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (b)(f)		7,269	7,223,173
Series 2016-B, Class A, 4.00%, 9/25/65 (b)(f)		9,196	9,181,761
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(f)		6,343	6,324,807
Series 2017-A, Class A, 3.47%, 4/25/57 (b)(f)		28,038	28,225,682
ALM XI Ltd., Series 2014-11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.44%, 10/17/26 (a)(b)		46,509	46,552,067
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 0.000%), 5.45%, 1/15/28 (a)(b)		2,530	2,556,473
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		8,624	9,637,338
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 1.72%, 5/25/35 (a)(c)		10,576	8,143,312
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)		3,790	3,774,300
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		4,827	4,872,317
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (d)		8,475	6,406,694
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.23%, 5/28/39 (a)(b)		35,063	31,793,382
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.23%, 12/28/40 (a)(b)		4,957	4,389,350
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (d)		7,777	3,338,698
Series 2000-A, Class A3, 7.83%, 6/15/30 (d)		7,219	3,203,694
Series 2000-A, Class A4, 8.29%, 6/15/30 (d)		12,361	5,807,690
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 2.96%, 8/25/34 (a)		1,085	1,075,879

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-EC2, Class M2, (1 mo. LIBOR US + 0.000%), 1.65%, 2/25/36 (a)	USD	2,709	$2,460,835
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 1.92%, 12/25/35 (a)		5,289	5,834,272
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 1.41%, 9/25/36 (a)		8,103	8,642,970
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 1.41%, 5/25/35 (a)		5,444	5,496,684
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 1.40%, 1/25/37 (a)		4,154	3,890,747
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 1.56%, 3/25/37 (a)		2,918	2,106,359
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 1.38%, 3/25/37 (a)		5,235	4,936,438
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.38%, 3/25/37 (a)		9,927	9,526,647
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 1.49%, 4/25/37 (a)		3,090	3,123,130
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 1.59%, 4/25/37 (a)		19,565	15,271,668
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.44%, 1/25/36 (a)		2,002	1,930,376
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 2.44%, 12/25/36 (a)(b)		5,370	5,176,697
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 1.57%, 12/15/20 (a)(b)		3,040	3,026,544
Series 2006-1A, Class C, (3 mo. LIBOR US + 0.700%), 2.03%, 12/15/20 (a)(b)		1,000	990,365
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, (3 mo. LIBOR US + 4.100%), 5.40%, 10/14/28 (a)(b)		9,300	9,375,840
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.05%, 4/17/25 (a)(b)		2,340	2,350,172
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 6.61%, 4/20/27 (a)(b)		2,265	2,237,199
Series 2015-2A, Class C, (3 mo. LIBOR US + 3.750%), 5.07%, 4/27/27 (a)(b)		750	751,675
Series 2015-2A, Class D, (3 mo. LIBOR US + 5.300%), 6.62%, 4/27/27 (a)(b)		1,220	1,206,656
Series 2015-3A, Class D, (3 mo. LIBOR US + 5.700%), 7.01%, 7/28/28 (a)(b)		2,070	2,081,132
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, (1 mo. LIBOR US + 0.470%), 1.71%, 12/25/35 (a)		6,172	6,124,838
Series 2006-FRE1, Class A4, (1 mo. LIBOR US + 0.000%), 1.48%, 4/25/36 (a)		9,244	7,245,733
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 1.36%, 10/25/36 (a)		4,404	2,935,797
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 1.40%, 10/25/36 (a)		12,103	8,108,896
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 1.32%, 10/25/36 (a)		5,166	3,425,973
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 1.66%, 1/25/36 (a)		1,620	1,117,880
Series 2006-NC2, Class A3, (1 mo. LIBOR US + 0.150%), 1.39%, 6/25/36 (a)		2,663	2,615,864

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 1.48%, 8/25/36 (a)	USD	9,267	$6,035,954
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 1.40%, 10/25/36 (a)		3,740	3,214,047
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 1.39%, 1/25/37 (a)		2,500	1,809,361
Series 2006-NC5, Class A5, (1 mo. LIBOR US + 0.060%), 1.30%, 1/25/37 (a)		1,191	1,033,714
Series 2007-HE1, Class A2, (1 mo. LIBOR US + 0.150%), 1.39%, 6/25/37 (a)		3,681	3,655,599
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 1.46%, 10/25/36 (a)		5,940	4,174,059
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 1.40%, 10/25/36 (a)		2,172	1,547,215
Series 2006-CB9, Class A2, (1 mo. LIBOR US + 0.110%), 1.35%, 11/25/36 (a)		3,954	2,487,995
Series 2006-CB9, Class A4, (1 mo. LIBOR US + 0.230%), 1.47%, 11/25/36 (a)		657	420,842
Series 2007-CB1, Class AF2, 3.75%, 1/25/37 (f)		19,590	9,587,282
Series 2007-CB1, Class AF4, 3.75%, 1/25/37 (f)		1,337	654,022
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 1.41%, 4/25/37 (a)		3,320	2,566,055
CIFC Funding Ltd.:
Series 13-2AR, Class B-1 L-R, (3 mo. LIBOR US + 0.000%), 0.00%, 10/26/29 (a)(b)		773	773,000
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 2.65%, 10/18/30 (a)(b)		7,500	7,500,000
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.25%, 6/25/37 (f)		7,650	7,392,984
Citigroup Mortgage Loan Trust:
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 1.44%, 5/25/37 (a)		21,308	15,895,332
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 1.51%, 5/25/37 (a)		9,679	7,273,750
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (d)		3,822	3,012,967
Series 1998-4, Class M1, 6.83%, 4/01/30 (d)		1,020	900,083
Series 1998-8, Class M1, 6.98%, 9/01/30 (d)		8,025	6,678,048
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29 (d)		4,729	2,673,827
Series 2000-4, Class A5, 7.97%, 5/01/32		16,538	8,731,234
Series 2000-4, Class A6, 8.31%, 5/01/32 (d)		5,840	3,212,067
Series 2000-5, Class A6, 7.96%, 5/01/31		7,212	4,864,662
Series 2000-5, Class A7, 8.20%, 5/01/31		13,131	9,087,523
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (d)		7,458	7,398,444
Series 1997-6, Class M1, 7.21%, 1/15/29 (d)		5,936	5,811,707
Series 1998-6, Class M1, 6.63%, 6/01/30 (d)		3,072	2,827,046

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 1998-8, Class A1, 6.28%, 9/01/30	USD	5,031	$5,271,802
Series 1999-5, Class A5, 7.86%, 3/01/30 (d)		5,287	4,491,624
Series 1999-5, Class A6, 7.50%, 3/01/30 (d)		3,871	3,187,021
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.40%, 9/25/46 (a)		1,096	1,068,415
Series 2006-S3, Class A3, 6.40%, 6/25/21 (f)		711	878,858
Series 2006-S3, Class A4, 6.40%, 1/25/29 (f)		2,545	2,550,510
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 1.62%, 5/25/37 (a)		11,621	10,437,026
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		11,658	11,063,861
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36 (f)		1,732	1,372,881
Series 2006-MH1, Class B1, 5.17%, 10/25/36 (b)(f)		2,397	2,469,279
Series 2006-SL1, Class A2, 5.56%, 9/25/36 (b)(f)		14,416	3,213,032
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 1.58%, 7/25/37 (a)(b)		2,665	1,780,904
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 1.55%, 5/25/46 (a)(b)		5,523	4,581,085
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 1.50%, 3/15/34 (a)		1,217	984,599
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 7/25/27		1,086	1,312,606
Series 2006-S5, Class A4, 5.84%, 6/25/35		3,475	3,665,191
Series 2006-S5, Class A5, 6.16%, 6/25/35		3,201	3,215,771
Series 2007-S1, Class A3, 5.81%, 11/25/36 (d)		3,209	3,204,306
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.53%, 12/15/33 (a)(b)(c)		112	101,812
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 1.42%, 5/15/35 (a)(b)		2,280	2,178,855
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.42%, 5/15/35 (a)(b)(c)		1,425	1,228,674
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 1.41%, 5/15/35 (a)		4,731	4,358,189
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 1.38%, 11/15/36 (a)		7,851	6,192,045
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		38,953	40,024,595
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 2.29%, 10/25/34 (a)		2,818	2,439,941
Series 2006-FF16, Class 2A4, (1 mo. LIBOR US + 0.000%), 1.45%, 12/25/36 (a)		7,999	5,098,609
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.40%, 4/25/36 (a)		4,024	3,801,784

Asset-Backed Securities		Par (000)	Value
United States (continued)
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (b)	USD	2,902	$2,899,119
Fremont Home Loan Trust, Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.000%), 1.40%, 2/25/37 (a)		7,729	4,465,398
GCAT LLC, Series 2017-4, Class A1, 3.23%, 5/25/22 (b)(f)		14,291	14,336,677
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 1.49%, 12/25/35 (a)		1,921	1,876,002
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 1.68%, 12/25/35 (a)		14,131	8,540,223
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 1.39%, 8/25/36 (a)		57,303	36,752,362
Series 2006-1, Class A2C, (1 mo. LIBOR US + 0.240%), 1.48%, 8/25/36 (a)		1,430	933,869
Gilbert Park CLO Ltd., Series 17-1A, Class E, (3 mo. LIBOR US + 6.400%), 0.00%, 10/15/30 (a)(b)		1,500	1,500,000
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (d)		3,550	3,819,881
Series 1999-5, Class M2, 9.23%, 12/15/29 (d)		4,566	3,906,120
GSAA Home Equity Trust, Series 2007-4, Class A3B, (1 mo. LIBOR US + 0.350%), 1.59%, 3/25/37 (a)		9,491	1,363,991
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (d)		1,814	773,647
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 1.36%, 9/25/36 (a)		10,326	5,076,228
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 1.44%, 1/25/47 (a)		4,731	3,154,905
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.39%, 5/25/37 (a)		6,615	5,419,894
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 3.26%, 7/25/34 (a)		2,292	2,310,923
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (f)		12,470	5,107,881
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 1.95%, 4/15/36 (a)		6,918	6,346,086
Invitation Homes Trust:
Series 2014-SFR2, Class A, (1 mo. LIBOR US + 1.100%), 2.34%, 9/17/31 (a)(b)		5,896	5,912,807
Series 2014-SFR2, Class C, (1 mo. LIBOR US + 2.200%), 3.43%, 9/17/31 (a)(b)		4,830	4,829,990
Series 2014-SFR2, Class E, (1 mo. LIBOR US + 3.410%), 4.64%, 9/17/31 (a)(b)		4,960	4,961,782
Series 2014-SFR3, Class D, (1 mo. LIBOR US + 3.000%), 4.23%, 12/17/31 (a)(b)		660	659,545
Series 2015-SFR1, Class E, (1 mo. LIBOR US + 0.000%), 5.43%, 3/17/32 (a)(b)		3,266	3,318,158
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 4.98%, 8/17/32 (a)(b)		4,685	4,769,430
Irwin Home Equity Loan Trust, Series 2006-P1, Class 1A, (1 mo. LIBOR US + 0.000%), 1.51%, 12/25/36 (a)(b)		744	667,766
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 1.51%, 5/25/36 (a)		3,380	3,202,222

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (f)	USD	3,398	$1,892,616
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (f)		3,506	1,951,067
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (f)		2,579	1,436,142
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (d)		19,863	21,185,536
Series 2002-A, Class C, 0.00%, 6/15/33		1,599	1,273,277
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.33%, 6/25/37 (a)(b)		1,690	1,186,204
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 1/22/24 (b)		45,440	45,459,748
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)		23,850	23,735,935
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 1.46%, 2/25/36 (a)		5,142	4,673,361
Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.000%), 1.35%, 11/25/36 (a)		1,840	919,623
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.40%, 11/25/36 (a)		18,789	9,465,636
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.46%, 11/25/36 (a)		10,061	5,115,500
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.43%, 3/25/46 (a)		67,669	34,951,445
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 1.53%, 3/25/46 (a)		14,422	7,600,576
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 1.42%, 5/25/46 (a)		14,673	6,893,531
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 1.51%, 5/25/46 (a)		5,147	2,462,193
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 1.50%, 5/25/36 (a)		7,768	3,998,427
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.39%, 6/25/36 (a)		5,311	2,975,939
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.40%, 8/25/36 (a)		14,663	8,507,665
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.40%, 9/25/36 (a)		9,135	4,324,695
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.35%, 10/25/36 (a)		4,845	2,381,888
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.40%, 10/25/36 (a)		14,467	7,159,998
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 1.47%, 10/25/36 (a)		6,479	3,236,270
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 4.49%, 3/25/32 (a)		4,980	5,121,355
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 1.50%, 6/25/36 (a)(b)		6,526	5,263,507
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 1.39%, 6/25/36 (a)		5,644	3,329,828
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 1.52%, 5/25/37 (a)		5,000	3,653,674
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 1.50%, 6/25/46 (a)(b)		2,272	2,124,892
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 1.48%, 5/25/37 (a)		4,815	3,105,942

Asset-Backed Securities		Par (000)	Value
United States (continued)
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 1.50%, 8/25/37 (a)	USD	1,576	$487,708
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 1.33%, 6/25/37 (a)		3,328	1,011,646
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 2.11%, 9/25/35 (a)		11,897	5,451,235
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.37%, 11/25/36 (a)		40,010	25,470,298
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 1.35%, 11/25/36 (a)		3,886	2,012,062
Morgan Stanley Mortgage Loan Trust:
Series 2006-15XS, Class A2B, 5.51%, 11/25/36 (f)		8,653	4,440,603
Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 1.56%, 7/25/37 (a)		4,687	4,199,296
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 1.42%, 6/25/37 (a)		1,318	1,267,124
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 8/15/44 (b)		14,970	14,633,926
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 2.98%, 10/17/44 (a)(b)		21,595	21,946,368
Series 2015-AA, Class B, 3.50%, 12/15/44 (b)		10,722	10,587,733
Series 2015-CA, Class B, 3.25%, 5/15/40 (b)		6,130	6,196,922
Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(d)		7,740	7,037,474
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 1.64%, 10/25/36 (a)(b)		665	598,340
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (d)		2,985	2,388,270
Series 2001-D, Class A4, 6.93%, 9/15/31 (d)		2,441	2,203,202
OHA Loan Funding LLC:
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.46%, 10/20/26 (a)(b)		5,948	5,960,719
Series 2014-1A, Class E, 7.75%, 10/20/26 (b)		4,000	4,016,265
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		12	12,350
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)		38,792	38,816,753
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		3,208	3,211,427
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		19,210	19,257,101
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		14,745	14,844,365
Series 2014-2A, Class D, 5.31%, 9/18/24 (b)		51,635	52,053,775
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)		21,760	21,972,906

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2015-1A, Class C, 5.12%, 3/18/26 (b)	USD	11,400	$11,632,601
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)		23,968	24,012,640
Series 2015-2A, Class B, 3.10%, 7/18/25 (b)		22,816	22,807,453
Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		32,030	32,038,254
Series 2015-2A, Class D, 5.64%, 7/18/25 (b)		9,180	9,215,675
Series 2016-1A, Class A, 3.66%, 2/20/29 (b)		1,730	1,770,915
Series 2016-1A, Class B, 4.57%, 2/20/29 (b)		2,740	2,843,091
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)		9,296	9,457,452
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 1.45%, 3/25/37 (a)		6,755	4,684,846
Series 2007-FXD2, Class 1A1, 5.82%, 3/25/37 (f)		39,811	39,134,818
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 3/15/32 (d)		4,791	4,723,263
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 2.43%, 10/15/37 (a)(b)(c)		9,314	8,848,084
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 1/25/37 (f)		5,324	4,948,799
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (b)(c)(f)		1,753	1,753,454
Pretium Mortgage Credit Partners I LLC:
Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (b)(f)		10,073	10,118,133
Series 2017-NPL2, Class A1, 3.25%, 3/28/57 (b)(f)		35,300	35,310,676
Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (b)(f)		28,076	28,042,759
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)		9,718	9,757,867
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		2,110	2,208,363
Series 2016-SFR1, Class A, (1 mo. LIBOR US + 1.500%), 2.73%, 9/17/33 (a)(b)		4,473	4,541,350
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.08%, 9/17/33 (a)(b)		8,870	9,169,073
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 4.78%, 1/17/34 (a)(b)		4,910	5,065,268
Series 2017-SFR1, Class A, 2.77%, 8/17/34 (b)		7,034	7,037,361
Series 2017-SFR1, Class D, 3.57%, 8/17/22 (b)		850	854,164
Series 2017-SFR1, Class E, 4.26%, 8/17/22 (b)		1,290	1,289,448
RAMP Trust, Series 2006-RS6, Class A4, (1 mo. LIBOR US + 0.270%), 1.51%, 11/25/36 (a)		18,322	15,274,677
RCO Mortgage LLC, Series 2015-NQM1, Class A, (1 mo. LIBOR US + 3.500%), 4.74%, 11/25/45 (a)(b)		1,191	1,193,319
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 1.54%, 8/25/36 (a)		3,322	5,439,924

Asset-Backed Securities		Par (000)	Value
United States (continued)
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 1.53%, 1/25/47 (a)	USD	4,812	$2,887,466
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 1.43%, 11/25/36 (a)(b)		10,477	6,474,933
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 1.59%, 4/25/37 (a)(b)		3,378	3,227,300
SG Mortgage Securities Trust:
Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 1.40%, 7/25/36 (a)		2,772	1,034,760
Series 2006-OPT2, Class A3D, (1 mo. LIBOR US + 0.000%), 1.45%, 10/25/36 (a)		4,623	3,206,519
SLC Private Student Loan Trust, Series 2006-A, Class C, (3 mo. LIBOR US + 0.450%), 1.75%, 7/15/36 (a)		9,086	8,303,356
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 1.72%, 6/15/33 (a)		25,983	25,399,529
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 1.65%, 3/15/24 (a)		38,156	38,015,458
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 1.59%, 12/15/39 (a)		3,418	3,277,180
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		17,440	17,362,723
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		15,415	15,506,204
Series 2013-C, Class B, 3.50%, 6/15/44 (b)(d)		19,840	20,106,318
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		16,505	16,862,571
SMB Private Education Loan Trust:
Series 2015-B, Class B, 3.50%, 12/17/40 (b)		15,900	15,735,055
Series 2015-C, Class B, 3.50%, 9/15/43 (b)		13,620	13,458,835
Series 2015-C, Class C, 4.50%, 9/17/46 (b)		24,880	25,134,184
SolarCity LMC Series IV LLC, Series 2015-1, Class B, 5.58%, 8/21/45 (b)(c)		11,370	11,371,137
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.03%, 1/25/35 (a)		413	390,038
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)		48,054	48,381,460
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		46,465	46,789,558
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		29,600	29,810,906
Series 2015-AA, Class D, 6.31%, 11/15/24 (b)		1,500	1,526,504
Series 2016-AA, Class A, 2.90%, 11/15/29 (b)		18,963	19,015,876
Series 2016-AA, Class B, 3.80%, 11/15/29 (b)		1,660	1,681,827
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (b)(c)(f)		8,665	8,686,729

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2017-NPB1, Class A1, 3.60%, 5/17/22 (b)(c)(f)	USD	46,487	$46,602,771
Tricon American Homes Trust, Series 2015-SFR1, Class A, (1 mo. LIBOR US + 1.250%), 2.57%, 5/17/32 (a)(b)		4,491	4,520,524
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (b)(f)		3,343	3,327,308
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(f)		13,252	13,204,256
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(f)		4,959	4,975,077
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (b)(f)		18,825	18,840,418
Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(f)		33,203	33,086,428
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(f)		24,218	24,122,236
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (b)(f)		32,094	32,171,915
Series 2016-2IV, Class A, 3.47%, 8/27/36 (b)(f)		19,097	19,030,425
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(f)		11,723	11,762,077
Velocity Commercial Capital Loan Trust:
Series 2017-1, Class AFL, (1 mo. LIBOR US + 1.250%), 2.49%, 5/25/47 (a)(b)		11,339	11,426,091
Series 2017-1, Class M1, 3.55%, 5/25/47 (b)(d)		1,120	1,136,869
Series 2017-1, Class M2, 4.45%, 5/25/47 (b)(d)		1,110	1,109,497
Series 2017-1, Class M3, 5.35%, 5/25/47 (b)(d)		1,110	1,127,088
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 5/25/47 (b)(f)		28,180	28,256,492
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 4/25/59 (b)(f)		31,795	31,917,036
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 6/25/47 (b)(f)		13,245	13,278,985
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 1.37%, 7/25/37 (a)(b)		10,325	9,683,531
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.42%, 9/25/36 (a)		18,029	9,125,722
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 1.39%, 10/25/36 (a)		7,262	5,955,962
Series 2006-HE5, Class 2A2, (1 mo. LIBOR US + 0.000%), 1.41%, 10/25/36 (a)		22,920	12,697,580
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 1.46%, 2/25/37 (a)		16,853	7,500,604
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		6,229	6,358,834
Series 2012-D, Class B, 3.34%, 4/17/23		4,080	4,138,583
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)(f)		4,165	4,164,853

Asset-Backed Securities		Par (000)	Value
United States (continued)
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 1.64%, 6/25/37 (a)(b)	USD	7,325	$3,298,424

			2,272,751,781
Total Asset-Backed Securities — 13.7%			4,190,311,345

Common Stocks		Shares	Value
Canada — 0.0%
Northern Graphite Corp. (g)		435,208	92,430
China — 0.1%
Guotai Junan Securities Co. Ltd. (g)		2,671,000	5,758,057
JD.com, Inc. — ADR (g)(h)		217,787	8,319,463

			14,077,520
France — 0.0%
BNP Paribas SA		84,181	6,790,395
Germany — 0.0%
Aroundtown SA		639,095	4,569,820
Hong Kong — 0.0%
ASM Pacific Technology Ltd.		70,000	1,008,116
Italy — 0.0%
Telecom Italia SpA (g)		1,441,206	1,349,906
Luxembourg — 0.0%
Concrete Investment I SCA (c)(g)(i)		72,402	941,286
Concrete Investment II SCA (c)(g)(i)		24,318	—

			941,286
Netherlands — 0.0%
NXP Semiconductors NV (g)		8,857	1,001,638
United Kingdom — 0.0%
Sky PLC		110,987	1,360,810
United States — 1.0%
Altice USA, Inc., Class A (g)		88,025	2,403,963
AMC Networks, Inc., Class A (g)		71,750	4,195,223
American Airlines Group, Inc.		74,580	3,541,804
Bank of America Corp.		1,971,278	49,952,185
C&J Energy Services, Inc. (g)		423,469	12,691,366
Callon Petroleum Co. (g)		452,587	5,087,078
Cardinal Health, Inc.		50,160	3,356,707
Citigroup, Inc.		194,702	14,162,623
CME Group, Inc.		25,920	3,516,826
Comcast Corp., Class A		91,580	3,523,998
Delta Air Lines, Inc. (h)		459,064	22,136,066
Energen Corp. (g)		461,383	25,228,422
Freeport-McMoRan, Inc. (g)		150,000	2,106,000
General Mills, Inc.		134,170	6,944,639
Goldman Sachs Group, Inc.		31,368	7,440,176
Home Depot, Inc.		21,420	3,503,455
JB Hunt Transport Services, Inc.		33,230	3,691,188
JPMorgan Chase & Co.		276,682	26,425,898
Kellogg Co.		47,260	2,947,606
Lowe’s Cos., Inc.		43,570	3,482,986
Matador Resources Co. (g)		341,324	9,266,947
Morgan Stanley		200,738	9,669,549

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Common Stocks		Shares	Value
United States (continued)
NVIDIA Corp.		16,010	$2,862,108
QUALCOMM, Inc.		92,500	4,795,200
Robert Half International, Inc.		72,980	3,673,813
Ross Stores, Inc.		56,200	3,628,834
SLM Corp. (g)		315,590	3,619,817
Synchrony Financial		116,840	3,627,882
Under Armour, Inc., Class A (g)		191,810	3,161,029
Union Pacific Corp.		30,130	3,494,176
United Continental Holdings, Inc. (g)		58,060	3,534,693
UnitedHealth Group, Inc.		77,202	15,120,012
USG Corp. (g)		61,019	1,992,270
Valeant Pharmaceuticals International, Inc.		275,540	3,948,488
Vantage Drilling Co. (g)		1,556,671	20,237
Williams-Sonoma, Inc.		346,255	17,264,274
Zions Bancorporation		77,760	3,668,717

			299,686,255
Total Common Stocks — 1.1%			330,878,176

Corporate Bonds		Par (000)	Value
Argentina — 0.3%
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)	USD	5,000	5,330,000
Arcor SAIC, 6.00%, 7/06/23 (b)		6,025	6,446,750
Cablevision SA, 6.50%, 6/15/21 (b)		5,000	5,336,200
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		718	762,157
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		13,651	15,257,723
Genneia SA, 8.75%, 1/20/22 (b)		10,000	10,928,300
Pampa Energia SA:
7.38%, 7/21/23 (b)		11,484	12,489,998
7.50%, 1/24/27 (b)		10,000	10,868,300
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		20,000	21,481,600
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 0.000%), 22.44%, 4/11/22 (a)(b)		16,330	15,211,395

			104,112,423
Australia — 0.2%
Commonwealth Bank of Australia, 3.90%, 7/12/47		7,200	7,234,556
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (j)	EUR	8,200	9,667,297
Incitec Pivot Finance LLC, 3.95%, 8/03/27	USD	5,100	5,127,550
Mirvac Group Finance Ltd., 3.63%, 3/18/27		11,360	11,182,943
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 9/29/27		7,050	7,040,609
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 6/17/46 (k)		2,817	3,037,785
Santos Finance Ltd., 4.13%, 9/14/27		23,400	23,152,568
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		6,717	6,994,076

			73,437,384
Austria — 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 8.13%, 10/30/23	EUR	11,500	18,476,902
Raiffeisen Bank International AG:
6.63%, 5/18/21		1,300	1,815,784
6.00%, 10/16/23		1,600	2,288,297
(5 yr. Euro Swap + 0.000%), 4.50%, 2/21/25 (k)		7,700	9,748,995

Corporate Bonds		Par (000)	Value
Austria (continued)
Volksbank Wien AG, (5 yr. Euro Swap + 0.000%), 2.75%, 10/06/27 (k)	EUR	15,000	$17,691,703

			50,021,681
Belgium — 0.0%
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28		2,800	3,518,022
Nyrstar Netherlands Holdings BV:
6.88%, 3/15/24		4,999	6,204,881
6.88%, 3/15/24		3,405	4,226,369

			13,949,272
Bermuda — 0.0%
Fidelity International Ltd., 2.50%, 11/04/26		3,100	3,798,282
Brazil — 0.1%
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)	USD	3,707	3,834,706
Raizen Fuels Finance SA, 5.30%, 1/20/27 (b)		5,000	5,250,000
Rumo Luxembourg S.à r.l., 7.38%, 2/09/24 (b)		15,000	16,237,500

			25,322,206
Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25 (b)		6,950	7,036,180
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23 (b)		13,845	14,467,776
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (b)		5,145	5,307,067
Bombardier, Inc., 8.75%, 12/01/21 (b)		4,860	5,209,920
Canadian International Oil Corp., 9.00%, 7/10/22		41,000	42,242,710
Canbriam Energy, Inc., 9.75%, 11/15/19 (b)		29,906	30,578,885
Kinross Gold Corp., 4.50%, 7/15/27 (b)		10,425	10,516,219

			115,358,757
Cayman Islands — 0.0%
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22 (b)(e)		2,764	2,519,386
Chile — 0.1%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (b)		25,865	26,188,313
Geopark Ltd., 6.50%, 9/21/24 (b)		10,000	10,025,000
GNL Quintero SA:
4.63%, 7/31/29		5,202	5,442,593
4.63%, 7/31/29 (b)		856	895,590

			42,551,496
China — 1.3%
Baidu, Inc., 4.13%, 6/30/25		3,000	3,155,832
Baosteel Hong Kong Investment Co. Ltd., 0.00%, 12/01/18 (e)(j)		5,000	5,180,000
CCTI 2017 Ltd., 3.63%, 8/08/22		18,215	18,134,326
China Aoyuan Property Group Ltd., 5.38%, 9/13/22		4,395	4,357,291
China City Construction International Co. Ltd., 5.35%, 7/03/17 (g)(l)	CNH	3,072	313,233
China Evergrande Group:
7.50%, 6/28/23	USD	12,195	12,112,537
8.75%, 6/28/25		6,137	6,227,815
China Huiyuan Juice Group Ltd., 6.50%, 8/16/20		5,600	5,575,270
China Reinsurance Finance Corp. Ltd., 3.38%, 3/09/22		13,838	13,770,194
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19		5,850	5,902,445
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (e)(j)		14,900	15,630,100

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
China (continued)
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 7/26/27 (k)	USD	7,245	$7,252,499
Cosmos Boom Investment Ltd., 0.50%, 6/23/20 (j)		7,400	7,326,000
CRRC Corp Ltd., 0.00%, 2/05/21 (e)(j)		17,000	17,527,000
Ctrip.com International Ltd., 1.25%, 9/15/22 (j)		2,028	2,183,903
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		13,211	13,311,953
ENN Energy Holdings Ltd., 3.25%, 7/24/22		11,260	11,301,966
Fantasia Holdings Group Co. Ltd., 7.95%, 7/05/22		7,700	7,708,000
Future Land Development Holdings Ltd., 5.00%, 2/16/20		4,475	4,518,945
Haitian International Holdings Ltd., 2.00%, 2/13/19 (j)		8,000	8,860,000
HC International, Inc., 5.00%, 11/27/19 (j)	HKD	30,000	3,725,229
Hilong Holding Ltd., 7.25%, 6/22/20	USD	2,687	2,670,601
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		11,153	11,195,025
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		4,100	4,028,197
New Metro Global Ltd., 5.00%, 8/08/22		2,825	2,825,000
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 7/27/20		3,950	3,873,583
Overseas Chinese Town Asia Holdings Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.708%), 4.30% (k)(m)		33,140	33,140,000
Prime Bloom Holdings Ltd., 6.95%, 7/05/22		14,449	13,654,305
Proven Glory Capital Ltd.:
3.25%, 2/21/22		21,675	21,786,323
4.00%, 2/21/27		12,025	12,227,092
Rock International Investment, Inc., 6.63%, 3/27/20		12,805	12,292,800
Semiconductor Manufacturing International Corp., 0.00%, 7/07/22 (e)(j)		7,750	8,912,500
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/09/22 (e)(j)		22,000	22,055,000
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (j)(k)(m)		7,000	7,588,000
Strategic International Group Ltd., 0.00%, 7/21/22 (e)(j)	EUR	15,000	19,574,282
Union Life Insurance Co. Ltd., 3.00%, 9/19/21	USD	13,864	13,230,540
Voyage Bonds Ltd., 3.38%, 9/28/22		11,630	11,604,472
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		1,850	1,854,625
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,396,832
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22	USD	5,150	5,348,898
Zhejiang Expressway Co. Ltd., 0.00%, 4/21/22 (e)(j)	EUR	18,800	22,564,000

			406,896,613
Colombia — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20	USD	9,766	10,010,150
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (b)		15,000	15,517,500

			25,527,650
Cyprus — 0.0%
Volcan Holdings II PLC, 3.88%, 10/10/20 (j)	GBP	2,600	3,479,640
Volcan Holdings PLC, 4.13%, 4/11/20 (j)		7,300	10,368,905

			13,848,545
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)	USD	5,000	5,399,150

Corporate Bonds		Par (000)	Value
Finland — 0.0%
Stora Enso OYJ, 2.50%, 6/07/27	EUR	625	$738,969
France — 0.6%
Altarea SCA, 2.25%, 7/05/24		4,300	5,083,788
Autodis SA:
4.38%, 5/01/22		550	672,689
(3 mo. EURIBOR + 4.375%), 4.38%, 5/01/22 (a)		375	448,679
Banijay Group SAS, 4.00%, 7/01/22		442	546,218
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (k)(m)		1,600	2,051,351
BNP Paribas SA:
2.95%, 5/23/22 (b)	USD	5,045	5,089,375
4.63%, 3/13/27 (b)		31,185	33,013,574
Burger King France SAS:
(3 mo. EURIBOR + 5.250%), 5.25%, 5/01/23 (a)	EUR	1,315	1,600,816
6.00%, 5/01/24		1,093	1,391,666
Casino Guichard Perrachon SA:
5.98%, 5/26/21		900	1,248,691
1.87%, 6/13/22		1,200	1,441,900
4.56%, 1/25/23		400	532,714
4.50%, 3/07/24		3,300	4,357,256
3.58%, 2/07/25		1,100	1,362,675
4.05%, 8/05/26		1,500	1,907,005
CMA CGM SA:
7.75%, 1/15/21		610	758,012
6.50%, 7/15/22		1,287	1,595,387
CNP Assurances, (3 mo. EURIBOR + 4.600%), 4.50%, 6/10/47 (k)		1,000	1,332,634
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		675	835,481
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (k)(m)		400	521,033
Credit Agricole SA, 3.25%, 10/04/24 (b)	USD	25,140	25,154,287
Faurecia, 3.63%, 6/15/23	EUR	1,200	1,496,277
Groupama SA, 6.00%, 1/23/27		2,200	3,208,011
HomeVi SAS, 6.88%, 8/15/21		352	429,947
Horizon Holdings I SAS, 7.25%, 8/01/23		1,226	1,545,128
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (n)		1,025	1,291,699
La Financiere Atalian SAS, 4.00%, 5/15/24		1,493	1,839,561
Louvre Bidco SAS, 4.25%, 9/30/24		263	313,256
Loxam SAS:
3.50%, 4/15/22		235	291,203
3.50%, 5/03/23		1,000	1,231,651
4.25%, 4/15/24		807	1,020,782
6.00%, 4/15/25		700	897,648
Orange SA:
3.38%, 9/16/22		5,550	7,512,775
1.00%, 5/12/25		1,200	1,430,489
Paprec Holding SA, 5.25%, 4/01/22		976	1,206,163
Rexel SA:
3.50%, 6/15/23		1,466	1,820,449
2.63%, 6/15/24		825	990,090
SFR Group SA:
5.38%, 5/15/22		1,720	2,122,302
6.00%, 5/15/22 (b)	USD	18,400	19,228,000
6.00%, 5/15/22		400	418,000
7.38%, 5/01/26 (b)		7,807	8,431,560
SMCP Group SAS, 5.88%, 5/01/23	EUR	877	1,126,704
SPIE SA, 3.13%, 3/22/24		700	864,654
TDF Infrastructure SAS, 2.50%, 4/07/26		2,600	3,199,066

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
France (continued)
Total Capital International SA, 1.38%, 10/04/29	EUR	12,800	$15,208,112
Verallia Packaging SASU, 5.13%, 8/01/22		1,225	1,532,589

			169,601,347
Germany — 0.9%
ADLER Real Estate AG, 4.75%, 4/08/20		941	1,171,899
ADO Properties SA, 1.50%, 7/26/24		9,700	11,470,419
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (j)		300	424,152
ATF Netherlands BV, 1.88%, 1/19/26		4,400	5,185,338
BMBG Bond Finance SCA, 3.00%, 6/15/21		525	639,108
Capital Stage Finance BV, (5 yr. Euro Swap + 1.100%), 5.25% (j)(k)(m)		2,400	2,964,189
CPI Property Group SA, 2.13%, 10/04/24		1,350	1,601,571
DEMIRE Deutsche Mittelstand Real Estate AG:
2.88%, 7/15/22		798	961,806
2.88%, 7/15/22		739	889,752
Deutsche Bank AG, 2.70%, 7/13/20	USD	21,285	21,371,320
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	300	391,126
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (b)	USD	15,151	15,328,734
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	100	122,208
Hapag-Lloyd AG, 5.13%, 7/15/24		1,019	1,246,226
HP Pelzer Holding GmbH, 4.13%, 4/01/24		1,242	1,513,123
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (n)		1,825	2,216,272
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (n)		1,450	1,780,102
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (n)		650	812,404
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (n)		1,021	1,313,372
Nidda BondCo GmbH, 5.00%, 9/30/25		900	1,083,294
Nidda Healthcare Holding AG, 3.50%, 9/30/24		1,200	1,433,873
ProGroup AG:
5.13%, 5/01/22		573	710,309
(3 mo. EURIBOR + 2.500%), 2.50%, 3/31/24 (a)		527	628,837
RAG-Stiftung, 0.00%, 12/31/18 (e)(j)		2,200	2,659,189
Senvion Holding GmbH, 3.88%, 10/25/22		1,389	1,664,961
Siemens Financieringsmaatschappij NV:
3.13%, 3/16/24 (b)	USD	22,370	22,855,838
3.40%, 3/16/27 (b)		33,183	34,142,221
thyssenkrupp AG:
2.75%, 3/08/21	EUR	500	628,472
1.38%, 3/03/22		2,525	3,023,673
Unitymedia GmbH, 3.75%, 1/15/27		4,200	5,007,983
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)	USD	29,182	30,130,002
5.75%, 1/15/23	EUR	1,587	1,957,485
4.00%, 1/15/25		3,996	5,000,313
5.00%, 1/15/25 (b)	USD	7,530	7,915,913
4.63%, 2/15/26	EUR	1,200	1,538,967
3.50%, 1/15/27		4,655	5,683,600
6.25%, 1/15/29		1,411	1,886,531
Volkswagen International Finance NV, 1.88%, 3/30/27		7,600	9,033,248
Volkswagen Leasing GmbH, 1.13%, 4/04/24		4,050	4,744,881
ZF North America Capital, Inc.:
4.50%, 4/29/22 (b)	USD	41,245	43,358,806
2.75%, 4/27/23	EUR	4,000	5,096,324

			261,587,841

Corporate Bonds		Par (000)	Value
Greece — 0.0%
OTE PLC, 3.50%, 7/09/20	EUR	3,111	$3,867,141
Titan Global Finance PLC, 3.50%, 6/17/21		350	442,619

			4,309,760
Guatemala — 0.0%
Central American Bottling Corp., 5.75%, 1/31/27 (b)	USD	2,500	2,643,750
Energuate Trust, 5.88%, 5/03/27 (b)		5,000	5,175,000

			7,818,750
Honduras — 0.0%
Inversiones Atlantida SA, 8.25%, 7/28/22 (b)		4,402	4,517,553
Hong Kong — 0.3%
Asia View Ltd., 1.50%, 8/08/19 (j)		7,000	7,869,750
Bagan Capital Ltd., 0.00%, 9/23/21 (e)(j)		14,650	15,712,125
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (c)(g)(l)	HKD	8,000	102,412
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (e)(j)	USD	14,200	15,098,150
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (j)	HKD	42,607	5,038,475
Dah Sing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.550%), 4.25%, 11/30/26 (k)	USD	3,380	3,466,454
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (e)(j)	HKD	130,000	17,224,384
HPHT Finance 17 Ltd., 2.75%, 9/11/22	USD	10,700	10,602,063
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,789,049
New Lion Bridge Co. Ltd., 9.75%, 10/10/20	USD	4,805	4,805,000
Radiant Access Ltd., 4.60% (m)		2,323	2,282,717
REXLot Holdings Ltd.:
6.00%, 2/28/17 (g)(j)	HKD	1,103	98,823
4.50%, 4/17/19 (g)(j)		15,091	1,545,498
Studio City Co. Ltd., 7.25%, 11/30/21	USD	8,300	8,891,375
Sun Hung Kai Properties Capital Market Ltd., 4.45% (m)		7,930	7,879,240

			104,405,515
India — 0.3%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)		7,500	7,705,777
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,099
Asian Development Bank, 5.90%, 12/20/22	INR	598,750	9,137,501
Food Corp. of India, 9.95%, 3/07/22		1,500,000	25,337,163
Housing Development Finance Corp. Ltd., 7.00%, 1/09/20		950,000	14,460,405
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21	USD	2,625	2,779,586
Suzlon Energy Ltd., 5.75%, 7/16/19 (f)(j)		5,000	5,100,000
TML Holdings Pte Ltd., 5.75%, 5/07/21		716	755,978
Vedanta Resources PLC:
8.25%, 6/07/21		4,964	5,559,680
7.13%, 5/31/23		7,575	8,095,781
Videocon Industries Ltd., 2.80%, 12/31/20 (j)		735	293,992

			79,518,962
Indonesia — 0.2%
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		6,250	6,678,194
Bumi Investment Property Ltd., 10.75%, 10/06/17 (g)(l)		14,920	8,131,400
Enercoal Resources Pte Ltd., 9.25%, 4/07/18 (g)(j)(l)		3,200	1,216,000
Jababeka International BV, 6.50%, 10/05/23 (b)		2,916	3,041,114

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Indonesia (continued)
Medco Straits Services Pte Ltd., 8.50%, 8/17/22	USD	10,500	$11,010,163
Minejesa Capital BV, 4.63%, 8/10/30		13,875	14,148,920
Modernland Overseas Pte Ltd., 6.95%, 4/13/24		5,500	5,548,647

			49,774,438
Ireland — 0.3%
Allied Irish Banks PLC, (5 yr. Euro Swap + 3.950%), 4.13%, 11/26/25 (k)	EUR	2,389	3,028,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)	USD	3,850	3,955,875
4.25%, 9/15/22 (b)		7,408	7,615,424
4.13%, 5/15/23	EUR	550	691,319
4.63%, 5/15/23 (b)	USD	24,674	25,345,133
2.75%, 3/15/24	EUR	2,275	2,749,306
6.75%, 5/15/24		1,359	1,790,777
4.75%, 7/15/27	GBP	1,201	1,619,460
Bank of Ireland, (5 yr. Euro Swap + 3.550%), 4.25%, 6/11/24 (k)	EUR	1,915	2,384,817
Bank of Ireland Group PLC:
(5yr Note Generic Bid Yield, UK Govt Bonds + 0.000%), 3.13%, 9/19/27 (k)	GBP	9,950	13,168,184
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.13%, 9/19/27 (k)	USD	14,300	14,213,056
CRH America Finance, Inc., 3.40%, 5/09/27 (b)		5,085	5,108,109
eircom Finance DAC, 4.50%, 5/31/22	EUR	1,537	1,889,228
Smurfit Kappa Acquisitions Unlimited Co., 2.38%, 2/01/24		700	860,835
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	2,175	2,983,890

			87,403,663
Italy — 0.8%
Assicurazioni Generali SpA:
4.13%, 5/04/26	EUR	1,600	2,122,060
(3 mo. EURIBOR + 7.113%), 7.75%, 12/12/42 (k)		4,600	6,799,127
(3 mo. EURIBOR + 5.350%), 5.50%, 10/27/47 (k)		1,938	2,653,118
Banco BPM SpA:
4.25%, 1/30/19		600	743,342
2.75%, 7/27/20		2,300	2,851,391
Buzzi Unicem SpA, 2.13%, 4/28/23		2,059	2,571,774
Enel Finance International NV, 3.63%, 5/25/27 (b)	USD	34,430	34,499,989
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	1,750	2,314,087
3.13%, 7/14/22 (b)	USD	18,180	18,224,867
6.63%, 9/13/23	EUR	610	894,544
5.02%, 6/26/24 (b)	USD	21,168	21,519,455
Leonardo SpA, 1.50%, 6/07/24	EUR	4,452	5,250,866
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (b)	USD	1,740	2,127,150
6.25%, 1/15/40 (b)		4,418	4,992,340
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (n)	EUR	2,800	3,442,997
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (n)		2,327	2,890,879
Prysmian SpA, 0.00%, 1/17/22 (e)(j)		1,200	1,546,583
Snai SpA, 6.38%, 11/07/21		960	1,215,593
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	3,455	3,977,569
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	3,419	6,121,954
Telecom Italia SpA:
1.13%, 3/26/22 (j)		11,200	13,263,680

Corporate Bonds		Par (000)	Value
Italy (continued)
3.25%, 1/16/23	EUR	1,894	$2,474,239
5.88%, 5/19/23	GBP	800	1,249,436
3.63%, 1/19/24	EUR	709	941,535
5.30%, 5/30/24 (b)	USD	3,782	4,112,925
3.00%, 9/30/25	EUR	2,700	3,431,945
UniCredit SpA:
6.95%, 10/31/22		3,329	4,808,924
(5 yr. Euro Swap + 4.100%), 5.75%, 10/28/25 (k)		5,106	6,691,775
(5 yr. Euro Swap + 4.316%), 4.38%, 1/03/27 (k)		4,925	6,261,007
(USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 6/19/32 (b)(k)	USD	48,500	50,825,429
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	3,188	3,807,062
4.75%, 7/15/20 (b)	USD	800	808,752
7.00%, 4/23/21	EUR	600	737,501
7.38%, 4/23/21 (b)	USD	3,200	3,328,000

			229,501,895
Jamaica — 0.0%
Digicel Group Ltd.:
8.25%, 9/30/20 (b)		1,875	1,831,650
7.13%, 4/01/22 (b)		1,875	1,698,450

			3,530,100
Japan — 1.0%
ANA Holdings, Inc.:
0.00%, 9/16/22 (e)(j)	JPY	70,000	647,278
0.00%, 9/19/24 (e)(j)		70,000	646,967
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (e)(j)		200,000	1,764,941
0.00%, 3/25/20 (e)(j)		130,000	1,144,323
Daio Paper Corp., 0.00%, 9/17/20 (e)(j)		850,000	7,780,493
Ezaki Glico Co. Ltd., 0.00%, 1/30/24 (e)(j)		120,000	1,145,079
HIS Co. Ltd., 0.00%, 8/30/19 (e)(j)		1,090,000	10,016,085
Hosiden Corp., 0.00%, 9/20/24 (e)(j)		290,000	2,805,932
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (e)(j)		740,000	6,725,928
Iwatani Corp., 0.00%, 10/22/20 (e)(j)		1,230,000	11,477,449
Kandenko Co. Ltd., 0.00%, 3/31/21 (e)(j)		280,000	2,870,918
Kansai Paint Co. Ltd.:
0.00%, 6/17/19 (e)(j)		880,000	8,866,474
0.00%, 6/17/22 (e)(j)		750,000	7,223,395
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (e)(j)		250,000	2,296,712
LIXIL Group Corp.:
0.00%, 3/04/20 (e)(j)		840,000	7,679,627
0.00%, 3/04/22 (e)(j)		110,000	1,032,304
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (e)(j)		1,560,000	14,938,014
0.00%, 3/29/24 (e)(j)		420,000	4,109,487
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 2/22/22	USD	10,257	10,398,142
2.67%, 7/25/22		31,550	31,511,987
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (e)(j)		4,100	3,930,875
Mizuho Financial Group, Inc.:
2.95%, 2/28/22		29,352	29,588,024
3.17%, 9/11/27		12,000	11,744,376
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (e)(j)	JPY	570,000	5,306,154
Resorttrust, Inc., 0.00%, 12/01/21 (e)(j)		1,190,000	10,641,524
SBI Holdings, Inc., 0.00%, 9/14/22 (e)(j)		1,410,000	13,821,195
Shimizu Corp., 0.00%, 10/16/20 (e)(j)		500,000	4,983,337
Shizuoka Bank Ltd., 0.00%, 4/25/18 (e)(j)	USD	1,700	1,676,625
SoftBank Group Corp.:
4.75%, 9/19/24		8,200	8,157,737

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Japan (continued)
4.75%, 7/30/25	EUR	446	$584,054
5.25%, 7/30/27		2,800	3,732,885
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (e)(j)	JPY	350,000	3,227,061
Takashimaya Co. Ltd., 0.00%, 12/11/18 (e)(j)		520,000	4,623,506
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (e)(j)		170,000	1,499,445
0.00%, 12/03/20 (e)(j)		1,070,000	9,508,998
Toray Industries, Inc., 0.00%, 8/30/19 (e)(j)		550,000	6,103,644
Transcosmos, Inc., 0.00%, 12/22/20 (e)(j)		420,000	3,765,163
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (b)(n)	USD	23,600	24,072,211
Wessex Ltd., 0.00%, 6/24/19 (c)(e)	JPY	4,500	125,972
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 0.83%, 3/26/20 (a)(j)	USD	10,200	10,666,650

			292,840,971
Jersey — 0.0%
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 8/15/24 (n)	EUR	5,176	6,214,381
Luxembourg — 0.3%
Altice Financing SA, 6.63%, 2/15/23 (b)	USD	3,916	4,150,960
Altice Finco SA, 8.13%, 1/15/24 (b)		1,000	1,080,000
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,416	1,778,995
6.25%, 2/15/25		2,620	3,359,768
ArcelorMittal:
3.00%, 4/09/21		500	635,605
3.13%, 1/14/22		100	128,521
ARD Finance SA, 6.63% (6.63% Cash or 7.38% PIK), 9/15/23 (n)		700	881,102
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	675	938,219
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	1,257	1,490,231
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (n)		5,165	6,127,686
DEA Finance SA, 7.50%, 10/15/22		1,204	1,571,971
Eurofins Scientific SE, 2.13%, 7/25/24		1,575	1,879,203
European Financial Stability Facility, 1.80%, 7/10/48		25,591	31,321,557
Garfunkelux Holdco 3 SA, (3 mo. EURIBOR + 3.500%), 3.50%, 9/01/23 (a)		1,839	2,173,502
INEOS Group Holdings SA, 5.38%, 8/01/24		1,600	2,023,392
Matterhorn Telecom SA:
3.88%, 5/01/22		1,800	2,196,226
(3 mo. EURIBOR + 3.250%), 3.25%, 2/01/23 (a)		2,344	2,773,022
Swissport Financing S.à r.l.:
6.75%, 12/15/21		793	995,820
9.75%, 12/15/22		3,500	4,467,387
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		2,605	3,344,382
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		1,500	1,950,347
Unilabs Subholding AB, 5.75%, 5/15/25		700	848,823
WFS Global Holding SAS, 9.50%, 7/15/22		1,623	2,089,759

			78,206,478
Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	16,400	17,881,576
Cahaya Capital Ltd., 0.00%, 9/18/21 (e)(j)		5,000	4,932,500
Gohl Capital Ltd., 4.25%, 1/24/27		13,600	14,022,022

			36,836,098
Mexico — 0.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (b)		10,000	10,037,500

Corporate Bonds		Par (000)	Value
Mexico (continued)
Cemex Finance LLC, 9.38%, 10/12/22 (b)	USD	5,000	$5,237,500
Cydsa SAB de CV, 6.25%, 10/04/27		10,000	9,818,300
Grupo KUO SAB de CV, 5.75%, 7/07/27 (b)		10,000	10,525,000
Mexichem SAB de CV:
4.00%, 10/04/27 (b)		7,265	7,253,376
5.50%, 1/15/48 (b)		7,585	7,482,603
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22 (b)		4,862	5,117,255
Trust F/1401, 6.95%, 1/30/44		5,000	5,518,750

			60,990,284
Mongolia — 0.0%
Energy Resources LLC, 0.00%, 9/30/22 (d)		3,281	3,289,560
Netherlands — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22		6,791	6,953,781
3.65%, 7/21/27		17,015	16,884,152
ASML Holding NV, 1.63%, 5/28/27	EUR	1,024	1,235,386
Constellium NV:
7.88%, 4/01/21 (b)	USD	1,219	1,292,140
7.00%, 1/15/23	EUR	700	878,371
Heineken NV, 1.50%, 10/03/29		3,125	3,657,639
ING Bank NV, 5.80%, 9/25/23 (b)	USD	20,068	22,912,502
ING Groep NV:
3.95%, 3/29/27		13,416	13,979,883
(5 yr. Euro Swap + 1.250%), 1.63%, 9/26/29 (k)	EUR	1,700	1,993,400
Lincoln Finance Ltd., 6.88%, 4/15/21		1,425	1,786,092
Maxeda DIY Holding BV, 6.13%, 7/15/22		739	913,558
NXP BV/NXP Funding LLC:
4.13%, 6/01/21 (b)	USD	43,603	45,619,639
3.88%, 9/01/22 (b)		7,185	7,490,363
United Group BV:
4.38%, 7/01/22	EUR	971	1,176,320
(3 mo. EURIBOR + 4.375%), 4.38%, 7/01/23 (a)		1,381	1,648,807
4.88%, 7/01/24		1,234	1,494,655
UPC Holding BV, 6.75%, 3/15/23		451	565,485
UPCB Finance IV Ltd., 4.00%, 1/15/27		2,610	3,246,691
Wereldhave NV, 1.00%, 5/22/19 (j)		1,200	1,423,732
Ziggo Bond Co. BV, 7.13%, 5/15/24		810	1,076,608
Ziggo Bond Finance BV, 4.63%, 1/15/25		173	216,357
Ziggo Secured Finance BV:
4.25%, 1/15/27		2,000	2,493,859
5.50%, 1/15/27 (b)	USD	29,094	29,812,331

			168,751,751
New Zealand — 0.1%
Reynolds Group Issuer, Inc.:
6.88%, 2/15/21		846	866,962
5.13%, 7/15/23 (b)		14,795	15,440,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		16,400	16,687,820

			32,994,844
Norway — 0.0%
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,350	1,665,122
Panama — 0.0%
AES Panama SRL, 6.00%, 6/25/22 (b)	USD	3,750	3,951,563
Peru — 0.1%
Inkia Energy Ltd., 8.38%, 4/04/21 (b)		5,000	5,144,000
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (b)		10,000	9,790,000

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Peru (continued)
VM Holding SA, 5.38%, 5/04/27 (b)	USD	10,000	$10,500,000

			25,434,000
Philippines — 0.0%
AYC Finance Ltd., 0.50%, 5/02/19 (j)		6,800	7,446,000
Portugal — 0.1%
Banco Espirito Santo SA:
2.63%, 5/08/17 (g)(l)	EUR	6,100	2,171,877
4.75%, 1/15/18 (g)(l)		15,500	5,518,703
4.00%, 1/21/19 (g)(l)		19,000	6,764,862

			14,455,442
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 4/01/23		440	548,635
South Korea — 0.2%
GS Engineering & Construction Corp., 4.50%, 7/21/21 (j)	USD	8,200	8,665,350
Hyundai Capital Services, Inc., 3.00%, 8/29/22		12,400	12,209,164
Hyundai Heavy Industries Co. Ltd., 0.00%, 6/29/20 (e)(j)		2,400	2,346,000
Kakao Corp., 0.00%, 5/11/21 (e)(j)	KRW	11,600,000	10,388,702
Shinhan Bank Co. Ltd., 3.75%, 9/20/27	USD	13,500	13,298,027
Woori Bank, 4.75%, 4/30/24		18,700	19,446,504

			66,353,747
Spain — 0.3%
Bankia SA:
(5 yr. Euro Swap + 3.166%), 4.00%, 5/22/24 (k)	EUR	5,900	7,261,986
(5 yr. Euro Swap + 3.350%), 3.38%, 3/15/27 (k)		17,300	21,287,894
CaixaBank SA, (5 yr. Euro Swap + 3.350%), 3.50%, 2/15/27 (k)		16,200	20,255,533
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21		400	498,759
5.88%, 5/15/23		1,170	1,453,339
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		3,391	4,196,520
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		550	680,106
Grifols SA, 3.20%, 5/01/25		800	961,588
Grupo-Antolin Irausa SA, 3.25%, 4/30/24		1,037	1,259,328
Masaria Investments SAU:
(3 mo. EURIBOR + 5.250%), 4.89%, 9/15/24 (a)		930	1,101,876
5.00%, 9/15/24		4,383	5,243,956
Merlin Properties Socimi SA, 2.38%, 9/18/29		3,000	3,531,781
NH Hotel Group SA, 3.75%, 10/01/23		1,078	1,347,940
NorteGas Energia Distribucion SAU, 2.07%, 9/28/27		3,950	4,689,534
Telefonica Emisiones SAU, 1.72%, 1/12/28		3,800	4,468,613

			78,238,753
Sweden — 0.0%
Intrum Justitia AB:
(3 mo. EURIBOR + 2.625%), 2.63%, 7/15/22 (a)		673	808,341
2.75%, 7/15/22		915	1,094,831
Ovako AB, 5.00%, 10/05/22		1,900	2,291,408
Telefonaktiebolaget LM Ericsson, 1.88%, 3/01/24		1,160	1,337,711
Verisure Holding AB, 6.00%, 11/01/22		396	505,472

			6,037,763

Corporate Bonds		Par (000)	Value
Switzerland — 0.4%
Credit Suisse Group AG:
3.57%, 1/09/23 (b)	USD	29,000	$29,697,624
(3 mo. LIBOR US + 0.000%), 3.00%, 12/14/23 (b)(k)		12,932	12,893,616
4.28%, 1/09/28 (b)		9,690	10,093,263
EFG International Guernsey Ltd., (5 yr. Swap Semi 30/360 US + 0.000%), 5.00%, 4/05/27 (k)		6,300	6,508,813
LafargeHolcim Finance U.S. LLC:
3.50%, 9/22/26 (b)		6,312	6,251,538
4.75%, 9/22/46 (b)		5,935	6,168,784
UBS AG/London, 2.20%, 6/08/20 (b)		19,410	19,444,860
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)		28,126	29,504,348

			120,562,846
Taiwan — 0.1%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (e)(j)		9,400	9,541,000
Neo Solar Power Corp., 0.00%, 10/27/19 (e)(j)		5,000	5,087,500
TPK Holding Co. Ltd., 0.00%, 4/08/20 (e)(j)		21,000	21,525,000

			36,153,500
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (e)(j)	THB	256,000	8,213,493
CP Foods Holdings Ltd., 0.50%, 9/22/21 (j)	USD	8,800	9,154,200
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.720%), 4.60% (k)		9,400	9,572,960
Singha Estate PCL, 2.00%, 7/20/22 (j)		9,700	9,942,500

			36,883,153
Turkey — 0.1%
Coca-Cola Icecek AS, 4.22%, 9/19/24 (b)		6,787	6,868,301
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)		7,353	7,132,577

			14,000,878
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/23 (b)		2,517	2,652,139
United Kingdom — 2.2%
AA Bond Co. Ltd., 2.75%, 7/31/23	GBP	8,533	11,340,671
Amigo Luxembourg SA, 7.63%, 1/15/24		500	697,657
Anglo American Capital PLC:
3.50%, 3/28/22	EUR	1,020	1,341,679
3.25%, 4/03/23		1,320	1,731,668
3.63%, 9/11/24 (b)	USD	4,610	4,598,491
4.88%, 5/14/25 (b)		6,952	7,370,346
1.63%, 9/18/25	EUR	900	1,057,805
4.00%, 9/11/27 (b)	USD	23,230	22,958,879
Annington Finance No. 4 PLC, (3 mo. LIBOR GBP + 0.970%), 1.27%, 1/10/23 (a)(c)	GBP	1	1,276
Arrow Global Finance PLC:
5.13%, 9/15/24		325	450,742
(3 mo. EURIBOR + 2.875%), 2.88%, 4/01/25 (a)	EUR	847	1,002,365
AstraZeneca PLC, 2.38%, 6/12/22	USD	22,235	22,045,843
Barclays PLC:
(1 yr. GBP Swap + 1.320%), 2.38%, 10/06/23 (k)	GBP	10,175	13,601,075
(5 yr. Euro Swap + 2.450%), 2.63%, 11/11/25 (k)	EUR	840	1,027,165
5.20%, 5/12/26	USD	35,090	37,463,979

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
(5 yr. Euro Swap + 0.000%), 2.00%, 2/07/28 (k)	EUR	44,199	$51,585,420
4.84%, 5/09/28	USD	34,510	35,749,969
BAT Capital Corp., 4.39%, 8/15/37 (b)		22,885	23,484,818
BAT International Finance PLC, 2.25%, 1/16/30	EUR	10,000	12,082,236
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	500	691,533
7.50%, 10/01/23		966	1,407,701
Channel Link Enterprises Finance PLC:
(6 mo. EURIBOR + 0.000%), 1.76%, 6/30/50 (k)	EUR	6,525	7,825,288
(6 mo. EURIBOR + 0.000%), 2.71%, 6/30/50 (k)		4,400	5,326,361
(6 mo. LIBOR GBP + 0.000%), 3.04%, 6/30/50 (k)	GBP	3,075	4,112,080
CNH Industrial Finance Europe SA:
1.38%, 5/23/22	EUR	1,349	1,625,825
1.75%, 9/12/25		4,807	5,658,977
Cognita Financing PLC, 7.75%, 8/15/21	GBP	684	953,221
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 5/15/21 (n)	EUR	1,100	1,455,427
CPUK Finance Ltd.:
4.25%, 8/28/22	GBP	7,316	9,973,927
4.88%, 8/28/25		775	1,054,727
Drax Finco PLC, 4.25%, 5/01/22		545	757,685
DS Smith PLC, 1.38%, 7/26/24	EUR	5,625	6,649,932
EI Group PLC:
6.38%, 2/15/22	GBP	1,775	2,559,781
6.00%, 10/06/23		6,106	8,822,525
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24	EUR	900	1,157,855
Fiat Chrysler Finance Europe, 4.75%, 7/15/22		312	421,283
G4S International Finance PLC, 1.50%, 6/02/24		1,890	2,250,820
Global Switch Holdings Ltd., 2.25%, 5/31/27		1,600	1,949,992
Greene King Finance PLC:
Series A5, (3 mo. LIBOR GBP + 0.000%), 2.83%, 12/15/33 (a)	GBP	26,642	35,080,974
Series A6, 4.06%, 3/15/35		4,736	6,952,424
Heathrow Finance PLC, 3.88%, 3/01/27		863	1,134,264
HSBC Holdings PLC:
4.38%, 11/23/26	USD	15,350	16,001,948
(3 mo. LIBOR US + 1.546%), 4.04%, 3/13/28 (k)		11,630	12,142,624
Iceland Bondco PLC, 4.63%, 3/15/25	GBP	486	636,606
INEOS Finance PLC, 4.00%, 5/01/23	EUR	2,031	2,481,440
INOVYN Finance PLC, 6.25%, 5/15/21		400	489,918
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	139,896
ITV PLC, 2.00%, 12/01/23	EUR	1,059	1,290,035
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24		800	953,552
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	3,169	4,440,941
6.13%, 1/15/24		3,500	4,830,946
KIRS Midco 3 PLC, 8.38%, 7/15/23		8,200	11,372,563
Ladbrokes Group Finance PLC, 5.13%, 9/08/23		400	546,741
Lloyds Banking Group PLC, 1.50%, 9/12/27	EUR	6,225	7,257,912
Marks & Spencer PLC, 3.00%, 12/08/23	GBP	1,850	2,529,488
Old Mutual PLC, 8.00%, 6/03/21		400	615,091
Pension Insurance Corp. PLC, 6.50%, 7/03/24		247	360,152
Phoenix Group Holdings, 5.38%, 7/06/27	USD	3,500	3,638,362
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	1,155	1,693,633
Punch Taverns Finance PLC:
(3 mo. LIBOR GBP + 0.000%), 0.29%, 7/15/21 (a)		254	339,998

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
7.27%, 10/15/26	GBP	4,796	$8,386,928
7.27%, 10/15/26		1,825	3,488,501
Series M3, (3 mo. LIBOR GBP + 5.500%), 5.79%, 10/15/27 (a)		12,361	16,563,715
Royal Bank of Scotland Group PLC, (3 mo. LIBOR US + 1.480%), 3.50%, 5/15/23 (k)	USD	26,800	26,964,525
Sky PLC, 2.25%, 11/17/25	EUR	4,000	5,006,325
Spirit Issuer PLC:
Series A2, (3 mo. LIBOR GBP + 0.000%), 3.00%, 12/28/31 (a)	GBP	14,430	18,659,405
Series A6, (3 mo. LIBOR GBP + 0.000%), 2.10%, 12/28/36 (a)		7,014	9,400,334
Stonegate Pub Co. Financing PLC:
(3 mo. LIBOR GBP + 4.375%), 4.70%, 3/15/22 (a)		4,100	5,510,199
4.88%, 3/15/22		2,775	3,753,374
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,298	1,634,244
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		403	521,104
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	3,307	5,755,382
Tesco Property Finance 3 PLC, 5.74%, 4/13/40		6,947	10,389,161
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		3,271	4,928,131
Trafford Centre Finance Ltd., (3 mo. LIBOR GBP + 0.000%), 1.11%, 7/28/35 (a)		3,400	4,024,650
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (j)	USD	3,400	3,952,500
Tullow Oil PLC:
6.00%, 11/01/20		1,400	1,389,500
6.00%, 11/01/20 (b)		650	645,125
6.25%, 4/15/22		4,620	4,492,950
6.25%, 4/15/22 (b)		3,385	3,291,913
TVL Finance PLC, (3 mo. LIBOR GBP + 4.875%), 5.15%, 5/15/23 (a)	GBP	741	998,368
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27		14,725	22,198,104
Series M, 7.40%, 3/28/24		14,699	22,446,162
Series N, 6.46%, 3/30/32		28,058	36,726,789
Virgin Media Finance PLC, 7.00%, 4/15/23		500	710,634
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24		2,905	3,985,379
Virgin Media Secured Finance PLC:
5.13%, 1/15/25		500	703,499
5.50%, 1/15/25		351	493,268
4.88%, 1/15/27		1,551	2,138,775
6.25%, 3/28/29		5,090	7,374,763
Viridian Group Finance Co. PLC/Viridian Power & Energy Ltd., 4.00%, 9/15/25	EUR	1,170	1,386,093
Viridian Group FinanceCo PLC, 4.75%, 9/15/24	GBP	776	1,034,494
Vodafone Group PLC, 0.00%, 11/26/20 (e)(j)		3,600	4,699,437
Vue International Bidco PLC, 7.88%, 7/15/20		2,104	2,879,549

			675,709,812
United States — 17.7%
AbbVie, Inc.:
4.50%, 5/14/35	USD	21,840	23,502,128
4.45%, 5/14/46		8,962	9,433,263
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	1,495	1,828,773
Aetna, Inc., 3.88%, 8/15/47	USD	13,235	13,378,012
AHS Hospital Corp., 5.02%, 7/01/45		3,780	4,476,896
Air Lease Corp.:
2.63%, 7/01/22		3,990	3,961,381
3.63%, 4/01/27		3,730	3,732,532
Alere, Inc.:
6.50%, 6/15/20		8,990	9,136,087

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
6.38%, 7/01/23 (b)	USD	5,885	$6,341,087
Allergan Funding SCS:
1.25%, 6/01/24	EUR	2,630	3,135,708
3.80%, 3/15/25	USD	87,617	90,991,075
2.13%, 6/01/29	EUR	3,200	3,861,471
4.55%, 3/15/35	USD	22,200	23,685,443
4.75%, 3/15/45		8,580	9,282,716
Allstate Corp., 4.20%, 12/15/46		19,363	20,589,065
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (b)		15,650	16,549,875
Amazon.com, Inc.:
4.95%, 12/05/44		89,224	103,038,826
4.05%, 8/22/47 (b)		56,760	57,845,333
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	2,782	3,772,609
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	USD	10,610	10,915,037
American International Group, Inc.:
3.90%, 4/01/26		7,360	7,663,024
4.50%, 7/16/44		15,029	15,684,814
4.80%, 7/10/45		3,101	3,383,766
American Tower Corp., 3.55%, 7/15/27		23,680	23,528,004
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		6,052	6,377,295
5.50%, 5/20/25		5,615	5,769,413
Amgen, Inc., 4.40%, 5/01/45		35,049	37,105,881
Anadarko Petroleum Corp., 6.60%, 3/15/46		3,785	4,686,072
Analog Devices, Inc.:
3.50%, 12/05/26		11,706	11,821,618
4.50%, 12/05/36		2,031	2,116,102
Antero Resources Corp., 5.38%, 11/01/21		1,380	1,416,225
Aon PLC, 4.75%, 5/15/45		13,360	14,529,284
Apple Inc.:
3.35%, 2/09/27		48,706	50,147,016
3.20%, 5/11/27		10,580	10,771,643
3.85%, 8/04/46		17,579	17,769,642
4.25%, 2/09/47		1,637	1,760,758
Applied Materials, Inc., 4.35%, 4/01/47		9,159	9,801,132
Arconic, Inc.:
5.87%, 2/23/22		5,380	5,891,100
5.90%, 2/01/27		26,394	29,125,779
ARES Capital Corp.:
3.63%, 1/19/22		32,120	32,589,847
3.50%, 2/10/23		14,905	14,738,774
Arrow Electronics, Inc.:
3.25%, 9/08/24		3,450	3,411,193
3.88%, 1/12/28		4,295	4,285,827
AT&T Inc.:
2.35%, 9/04/29	EUR	2,425	2,905,930
3.15%, 9/04/36		8,825	10,508,895
5.15%, 2/14/50	USD	9,790	9,837,673
Autodesk, Inc., 3.50%, 6/15/27		25,590	25,526,712
Avantor, Inc., 4.75%, 10/01/24	EUR	4,627	5,566,017
Avis Budget Finance PLC:
4.13%, 11/15/24		1,012	1,214,113
4.50%, 5/15/25		2,061	2,472,421
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25		1,200	1,492,519
Ball Corp., 4.38%, 12/15/23		1,618	2,179,835
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (k)	USD	29,720	29,657,906
4.45%, 3/03/26		38,310	40,502,679
4.25%, 10/22/26		43,960	45,990,256
3.25%, 10/21/27		17,884	17,525,667
(3 mo. LIBOR US + 0.000%), 3.82%, 1/20/28 (k)		11,140	11,454,201

Corporate Bonds		Par (000)	Value
United States (continued)
(3 mo. LIBOR US + 1.370%), 3.59%, 7/21/28 (k)	USD	52,675	$53,186,375
Bank of New York Mellon Corp.:
3.25%, 5/16/27		16,830	17,073,680
3.00%, 10/30/28		3,347	3,248,442
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,655,696
Becton Dickinson and Co., 2.89%, 6/06/22		3,785	3,797,315
Belden, Inc., 5.50%, 4/15/23	EUR	11	13,651
Boyd Gaming Corp., 6.88%, 5/15/23	USD	17,278	18,476,748
Brinker International, Inc., 5.00%, 10/01/24 (b)		14,580	14,452,425
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 1/15/22 (b)		47,692	48,487,602
3.63%, 1/15/24 (b)		35,414	36,383,529
3.88%, 1/15/27 (b)		60,349	62,157,676
BWAY Holding Co., 5.50%, 4/15/24 (b)		14,877	15,546,465
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		29,777	32,010,275
Callon Petroleum Co., 6.13%, 10/01/24		9,850	10,194,750
Calpine Corp.:
6.00%, 1/15/22 (b)		7,520	7,783,200
5.38%, 1/15/23 (o)		8,090	7,878,851
5.88%, 1/15/24 (b)		6,720	6,947,136
5.50%, 2/01/24		7,615	7,234,250
5.75%, 1/15/25		3,730	3,520,187
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		9,254	9,450,647
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	500	636,695
Catholic Health Initiatives, 4.35%, 11/01/42	USD	4,455	4,173,955
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		18,037	18,578,110
5.75%, 2/15/26 (b)		22,990	24,105,015
5.13%, 5/01/27 (b)		8,675	8,794,281
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		3,880	3,924,961
Series Y, 7.50%, 4/01/24		940	973,097
CF Industries, Inc., 4.50%, 12/01/26 (b)		28,817	30,151,396
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/28 (b)		11,155	11,287,800
5.38%, 5/01/47 (b)		87,820	91,233,270
Chemours Co., 6.13%, 5/15/23	EUR	1,270	1,606,452
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24	USD	13,295	15,156,300
5.13%, 6/30/27 (b)		29,416	30,298,480
Cheniere Energy Partners LP, 5.25%, 10/01/25 (b)		29,373	30,033,893
Chesapeake Energy Corp.:
6.63%, 8/15/20 (o)		22,463	23,136,890
6.13%, 2/15/21		70	70,525
8.00%, 12/15/22 (b)		2,309	2,487,948
8.00%, 1/15/25 (b)		11,101	11,212,010
Citigroup, Inc.:
3.20%, 10/21/26		60,590	59,632,968
4.45%, 9/29/27		34,380	36,289,346
(3 mo. LIBOR US + 1.390%), 3.67%, 7/24/28 (k)		52,715	53,231,276
4.13%, 7/25/28		50,517	51,978,951
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		7,410	7,632,300
Colfax Corp., 3.25%, 5/15/25	EUR	1,198	1,464,488
Comcast Corp.:
3.30%, 2/01/27	USD	33,880	34,347,105

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
3.15%, 2/15/28	USD	33,320	$33,197,096
3.20%, 7/15/36		4,327	4,061,399
3.40%, 7/15/46		19,955	18,392,401
Commercial Metals Co.:
4.88%, 5/15/23		1,880	1,964,600
5.38%, 7/15/27		21,878	22,971,900
Concho Resources, Inc.:
3.75%, 10/01/27		14,562	14,626,781
4.88%, 10/01/47		2,375	2,478,428
Cox Communications, Inc.:
3.50%, 8/15/27 (b)		25,380	24,978,067
4.60%, 8/15/47 (b)		4,305	4,269,270
Crown Castle International Corp.:
4.00%, 3/01/27		28,741	29,389,508
3.65%, 9/01/27		28,655	28,639,256
Crown European Holdings SA:
4.00%, 7/15/22	EUR	100	132,251
3.38%, 5/15/25		432	536,865
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (b)	USD	27,173	27,988,190
7.75%, 2/15/23 (b)		1,959	2,091,233
CSC Holdings LLC:
10.13%, 1/15/23 (b)		22,210	25,624,787
5.25%, 6/01/24		360	364,050
6.63%, 10/15/25 (b)		19,248	21,076,560
10.88%, 10/15/25 (b)		11,863	14,665,634
CSX Corp.:
3.25%, 6/01/27		12,495	12,529,306
4.25%, 11/01/66		24,344	23,266,505
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (b)		5,940	6,326,100
Darling Global Finance BV, 4.75%, 5/30/22	EUR	400	495,213
DaVita, Inc.:
5.75%, 8/15/22	USD	7,660	7,851,500
5.13%, 7/15/24		32,353	32,433,883
Dell International LLC/EMC Corp.:
5.88%, 6/15/21 (b)		9,745	10,187,618
6.02%, 6/15/26 (b)		37,100	41,201,405
Delphi Automotive PLC:
4.25%, 1/15/26		723	769,680
4.40%, 10/01/46		2,498	2,532,706
Delta Air Lines, Inc.:
2.88%, 3/13/20		7,739	7,826,030
3.63%, 3/15/22		11,023	11,329,436
Diamond BC BV, 5.63%, 8/15/25	EUR	629	754,562
Diamondback Energy, Inc., 4.75%, 11/01/24	USD	8,245	8,409,900
Discover Bank, 3.45%, 7/27/26		3,489	3,413,844
DISH DBS Corp., 5.88%, 7/15/22		8,105	8,611,563
Duke Energy Corp., 3.75%, 9/01/46		36,318	34,985,332
Endeavor Energy Resources LP/EER Finance, Inc.:
7.00%, 8/15/21 (b)		16,920	17,512,200
8.13%, 9/15/23 (b)		19,120	20,554,000
Energen Corp., 4.63%, 9/01/21		15,316	15,545,740
Equinix, Inc.:
5.38%, 4/01/23		8,393	8,735,434
2.88%, 10/01/25	EUR	3,283	3,896,763
Exelon Corp., 4.95%, 6/15/35	USD	3,763	4,167,426
Expedia, Inc., 3.80%, 2/15/28 (b)		17,820	17,662,634
FedEx Corp.:
3.90%, 2/01/35		13,111	13,289,749
4.40%, 1/15/47		26,583	27,633,740
First Data Corp.:
5.38%, 8/15/23 (b)		3,160	3,305,360
5.00%, 1/15/24 (b)		37,790	39,237,357
Freeport-McMoRan, Inc., 2.30%, 11/14/17		1,968	1,967,410

Corporate Bonds		Par (000)	Value
United States (continued)
Frontier Communications Corp.:
7.13%, 3/15/19	USD	6,341	$6,277,590
8.50%, 4/15/20		1,480	1,435,600
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,428	1,721,499
GATX Corp., 3.85%, 3/30/27	USD	5,982	6,079,397
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		61,760	67,157,684
General Electric Co., 4.50%, 3/11/44		18,174	20,344,218
General Motors Financial Co., Inc.:
3.15%, 6/30/22		25,230	25,431,179
4.35%, 1/17/27		23,560	24,210,218
Gilead Sciences, Inc.:
4.00%, 9/01/36		21,580	22,229,000
4.15%, 3/01/47		20,765	21,272,210
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		8,458	8,595,443
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 0.000%), 3.27%, 9/29/25 (k)		21,580	21,608,122
4.25%, 10/21/25 (p)		89,630	93,443,266
3.50%, 11/16/26		38,896	39,001,386
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	800	991,750
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	USD	260	269,750
Halcon Resources Corp., 12.00%, 2/15/22 (b)		12,711	15,316,755
Halliburton Co., 3.80%, 11/15/25		26,500	27,210,437
HCA, Inc.:
5.00%, 3/15/24		7,568	8,059,920
5.25%, 6/15/26		7,460	8,038,150
HD Supply, Inc., 5.75%, 4/15/24 (b)		12,475	13,348,250
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		13,935	15,067,219
7.75%, 6/01/24 (b)		3,482	3,777,970
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	1,325	1,578,189
Hewlett Packard Enterprise Co., 2.10%, 10/04/19 (b)	USD	4,520	4,521,534
Home Depot, Inc., 3.50%, 9/15/56		15,800	14,569,709
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		22,063	22,731,509
Huntsman International LLC:
5.13%, 4/15/21	EUR	900	1,203,315
5.13%, 11/15/22	USD	5,549	5,965,175
Hyundai Capital America, 3.10%, 4/05/22 (b)		17,493	17,405,792
Informatica LLC, 7.13%, 7/15/23 (b)		9,290	9,336,450
Intel Corp., 4.10%, 5/11/47		9,640	10,192,390
International Game Technology PLC, 4.75%, 2/15/23	EUR	1,475	1,943,423
International Paper Co., 4.35%, 8/15/48	USD	18,110	18,214,078
IPALCO Enterprises, Inc., 3.70%, 9/01/24 (b)		4,880	4,891,950
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (b)		3,925	4,121,250
Iron Mountain, Inc., 6.00%, 8/15/23		2,263	2,395,951
Johnson & Johnson, 3.63%, 3/03/37		14,202	14,757,939
Johnson Controls International PLC, 4.50%, 2/15/47		1,300	1,379,617
JPMorgan Chase & Co.:
4.13%, 12/15/26		37,690	39,298,670
(3 mo. LIBOR US + 1.360%), 3.88%, 7/24/38 (k)		41,880	42,220,431
Kaiser Aluminum Corp., 5.88%, 5/15/24		16,518	17,674,260
Kaiser Foundation Hospitals, 4.15%, 5/01/47		10,244	10,974,220
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 5.00%, 6/01/24 (b)		15,425	16,254,094
KLA-Tencor Corp., 4.65%, 11/01/24		1,799	1,948,881

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Kraft Heinz Foods Co., 4.13%, 7/01/27	GBP	1,200	$1,762,814
Kronos International, Inc., 3.75%, 9/15/25	EUR	793	952,237
Lam Research Corp., 2.80%, 6/15/21	USD	1,140	1,153,253
Lennar Corp.:
4.75%, 11/15/22		32,238	34,091,685
4.88%, 12/15/23		3,655	3,865,163
Levi Strauss & Co., 3.38%, 3/15/27	EUR	725	880,245
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)	USD	3,091	3,245,550
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	1,088	1,412,754
Lockheed Martin Corp., 3.60%, 3/01/35	USD	5,545	5,465,570
LYB International Finance II BV, 3.50%, 3/02/27		20,857	20,745,077
Magellan Midstream Partners LP, 4.20%, 10/03/47		6,675	6,594,293
Marsh & McLennan Cos., Inc., 4.35%, 1/30/47		914	976,204
Masonite International Corp., 5.63%, 3/15/23 (b)		3,684	3,855,490
Massachusetts Institute of Technology, 3.96%, 7/01/38		8,375	9,057,859
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (b)		10,127	10,970,262
McDonald’s Corp., 4.70%, 12/09/35		20,990	23,139,562
Medtronic, Inc., 4.38%, 3/15/35		20,900	23,006,602
Meritor, Inc.:
6.75%, 6/15/21		8,160	8,445,600
6.25%, 2/15/24		14,168	15,071,210
Metropolitan Life Global Funding I:
2.65%, 4/08/22 (b)		6,277	6,331,508
3.00%, 9/19/27 (b)		17,630	17,432,090
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24		7,546	8,176,695
MGM Resorts International, 6.00%, 3/15/23		15,080	16,625,700
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.50% (8.50% Cash or 9.25% PIK), 8/01/19 (b)(n)(p)		12,726	12,694,185
Micron Technology, Inc.:
5.25%, 8/01/23 (b)		25,020	26,095,860
7.50%, 9/15/23		4,940	5,489,575
Microsoft Corp.:
3.45%, 8/08/36		20,910	21,061,150
4.10%, 2/06/37		14,580	15,800,593
4.50%, 2/06/57		13,925	15,757,482
Monsanto Co., 3.95%, 4/15/45		3,725	3,519,022
Moody’s Corp., 3.25%, 1/15/28 (b)		11,315	11,238,637
Morgan Stanley:
(3 mo. LIBOR US + 0.000%), 2.11%, 2/14/20 (a)		17,214	17,301,599
3.88%, 1/27/26		34,213	35,519,602
3.13%, 7/27/26		8,714	8,547,268
4.35%, 9/08/26		67,380	70,540,652
3.95%, 4/23/27		31,940	32,491,915
4.38%, 1/22/47		13,567	14,432,513
NCR Corp., 5.00%, 7/15/22		3,736	3,820,060
New York & Presbyterian Hospital, 3.56%, 8/01/36		4,084	3,990,553
Newfield Exploration Co., 5.38%, 1/01/26		4,185	4,399,481
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/27 (p)		26,805	27,551,032
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (b)		2,490	2,542,913
4.50%, 9/15/27 (b)		6,125	6,239,844
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		21,468	26,727,660
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		7,424	7,693,120

Corporate Bonds		Par (000)	Value
United States (continued)
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp., 6.50%, 4/01/19	USD	25,930	$26,383,775
NiSource Finance Corp., 3.49%, 5/15/27		14,830	15,010,885
Noble Energy, Inc., 5.63%, 5/01/21		886	912,580
Northwell Healthcare, Inc., 4.26%, 11/01/47		4,509	4,542,115
NVIDIA Corp., 3.20%, 9/16/26		26,275	26,138,336
Oasis Petroleum, Inc., 7.25%, 2/01/19		2,019	2,008,905
Ochsner Clinic Foundation, 5.90%, 5/15/45		5,505	6,894,657
OI European Group BV, 3.13%, 11/15/24	EUR	639	779,359
Oracle Corp.:
3.90%, 5/15/35	USD	13,992	14,673,811
4.00%, 7/15/46		17,561	18,170,511
Owens Corning, 4.30%, 7/15/47		9,120	8,699,529
Parker-Hannifin Corp.:
3.25%, 3/01/27 (b)		8,938	9,003,685
4.10%, 3/01/47 (b)		5,224	5,349,997
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (b)		7,660	8,062,150
5.38%, 1/15/25 (b)		31,243	31,906,914
PDC Energy, Inc., 7.75%, 10/15/22		17,959	18,699,809
Penske Truck Leasing Co. LP, 2.70%, 3/14/23 (b)		10,930	10,837,521
Pfizer, Inc., 4.00%, 12/15/36		19,870	21,311,397
Pioneer Energy Services Corp., 6.13%, 3/15/22		13,676	11,556,220
Pitney Bowes, Inc., 3.88%, 5/15/22		12,158	11,962,332
Ply Gem Industries, Inc., 6.50%, 2/01/22		5,165	5,379,606
Post Holdings, Inc.:
6.00%, 12/15/22 (b)		11,214	11,746,665
5.50%, 3/01/25 (b)		18,687	19,387,763
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		17,500	19,312,300
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	952	1,181,038
PulteGroup, Inc., 5.50%, 3/01/26	USD	8,803	9,598,791
Qorvo, Inc.:
6.75%, 12/01/23		4,830	5,259,387
7.00%, 12/01/25		1,945	2,222,163
Quicken Loans, Inc., 5.75%, 5/01/25 (b)		38,619	40,549,950
Quintiles IMS, Inc.:
3.25%, 3/15/25 (b)	EUR	1,050	1,261,072
3.25%, 3/15/25		400	480,408
Resolute Energy Corp., 8.50%, 5/01/20	USD	29,252	29,763,910
Reynolds American, Inc., 4.45%, 6/12/25		40,150	43,034,338
Rite Aid Corp., 6.13%, 4/01/23 (b)		7,785	7,561,181
RSP Permian, Inc., 6.63%, 10/01/22		13,712	14,380,460
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		2,532	2,521,017
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		5,912	6,552,626
5.75%, 5/15/24		21,090	23,462,070
5.63%, 3/01/25		38,810	42,812,667
Sable Permian Resources Land LLC, 13.00%, 11/30/20 (b)		23,580	27,240,088
Sabre GLBL, Inc.:
5.38%, 4/15/23 (b)		15,725	16,295,817
5.25%, 11/15/23 (b)		9,769	10,037,647
Scientific Games International, Inc., 7.00%, 1/01/22 (b)		7,365	7,816,106
Sealed Air Corp., 4.50%, 9/15/23	EUR	745	1,002,990
Sherwin-Williams Co.:
3.13%, 6/01/24	USD	2,465	2,477,387
3.45%, 6/01/27		3,525	3,549,511
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	790	957,412
Sirius XM Radio, Inc., 5.38%, 4/15/25 (b)	USD	8,385	8,846,175
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		5,165	5,731,561

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Southern Co. Gas Capital Corp., 4.40%, 5/30/47	USD	5,894	$6,090,428
Spectrum Brands, Inc.:
5.75%, 7/15/25		9,475	10,090,875
4.00%, 10/01/26	EUR	1,000	1,222,737
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)	USD	2,607	2,800,361
7.00%, 3/01/20 (b)		7,359	8,048,906
6.00%, 11/15/22		2,940	3,147,329
Sprint Corp., 7.88%, 9/15/23		24,397	28,300,520
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		62,556	63,494,340
SSM Health Care Corp., 3.82%, 6/01/27		7,618	7,886,321
Standard Industries, Inc., 6.00%, 10/15/25 (b)		34,482	37,618,483
Staples, Inc., 8.50%, 9/15/25 (b)		9,845	9,574,263
State Street Corp., 2.65%, 5/19/26		15,606	15,223,682
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,570	3,672,637
5.50%, 10/01/24		15,353	16,427,710
5.00%, 12/15/26		6,635	7,082,863
TA MFG. Ltd., 3.63%, 4/15/23	EUR	2,100	2,560,094
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	706	724,533
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (b)		24,630	25,455,153
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)(o)		13,782	13,058,445
Tesla, Inc., 5.30%, 8/15/25 (b)(o)		13,728	13,384,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		1,230	1,294,575
6.25%, 10/15/22		33,714	35,863,267
5.25%, 1/15/25		18,790	20,128,787
Thermo Fisher Scientific, Inc.:
1.40%, 1/23/26	EUR	2,700	3,194,980
1.95%, 7/24/29		7,525	8,875,525
2.88%, 7/24/37		5,150	6,104,786
T-Mobile USA, Inc.:
6.63%, 4/01/23	USD	2,180	2,294,494
6.84%, 4/28/23		1,800	1,901,250
6.00%, 4/15/24		7,537	7,998,641
Toll Brothers Finance Corp., 4.88%, 11/15/25		4,261	4,437,831
Total System Services, Inc., 3.80%, 4/01/21		9,670	10,053,898
TransDigm, Inc.:
5.50%, 10/15/20		3,807	3,864,105
6.00%, 7/15/22		15,745	16,335,437
6.50%, 7/15/24		12,375	12,777,187
U.S. Bancorp:
2.38%, 7/22/26		17,300	16,441,629
3.15%, 4/27/27		32,850	33,041,702
Union Pacific Corp., 3.60%, 9/15/37		2,090	2,114,938
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 8/15/21		17,805	18,695,646
United Rentals North America, Inc.:
7.63%, 4/15/22		224	233,139
5.75%, 11/15/24		3,275	3,475,594
5.50%, 7/15/25		7,480	8,012,950
United Technologies Corp.:
2.80%, 5/04/24		22,880	22,900,464
4.05%, 5/04/47		16,480	16,704,679
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (b)		19,185	19,161,019
7.00%, 10/01/20 (b)		5,535	5,569,594
6.38%, 10/15/20 (b)		9,640	9,664,100

Corporate Bonds		Par (000)	Value
United States (continued)
7.50%, 7/15/21 (b)	USD	7,200	$7,182,000
6.75%, 8/15/21 (b)		2,820	2,767,125
5.63%, 12/01/21 (b)		13,498	12,620,630
4.50%, 5/15/23	EUR	274	276,073
7.00%, 3/15/24 (b)	USD	30,900	32,988,531
Valvoline, Inc., 5.50%, 7/15/24 (b)		10,382	11,082,785
Venator Finance S.à r.l./Venator Materials LLC, 5.75%, 7/15/25 (b)		5,917	6,153,680
VeriSign, Inc., 4.63%, 5/01/23		6,743	6,962,147
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	900	1,132,313
VMware, Inc.:
2.95%, 8/21/22	USD	9,465	9,521,529
3.90%, 8/21/27		19,780	19,995,373
VWR Funding, Inc., 4.63%, 4/15/22	EUR	465	572,142
Walgreens Boots Alliance, Inc.:
3.45%, 6/01/26	USD	18,580	18,517,843
4.80%, 11/18/44		8,997	9,558,845
Washington Mutual Escrow Bonds:
0.00% (c)(g)(l)(m)		45,161	5
0.00% (c)(g)(l)(m)		25,126	2
0.00% (c)(g)(l)(m)		15,753	2
0.00% (c)(g)(l)(m)		14,745	1
0.00% (c)(g)(l)(m)		2,631	—
Waste Management, Inc., 3.90%, 3/01/35		8,062	8,340,632
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25 (b)		5,948	5,754,690
Wells Fargo & Co.:
2.63%, 7/22/22		32,055	32,108,625
(3 mo. LIBOR US + 1.310%), 3.58%, 5/22/28 (k)		43,360	43,886,629
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,548,750
Wesleyan University, 4.78%, 7/01/16		8,186	8,501,229
West Corp., 4.75%, 7/15/21 (b)		7,403	7,495,537
Western Digital Corp.:
7.38%, 4/01/23 (b)		7,770	8,512,035
10.50%, 4/01/24		31,805	37,370,875
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23		33,198	35,521,860
Willis North America, Inc., 3.60%, 5/15/24		24,139	24,693,601
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	675	845,725
Xilinx, Inc., 2.95%, 6/01/24	USD	4,395	4,401,759
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	780	956,152
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23	USD	10,815	11,423,344
6.38%, 5/15/25		3,760	4,051,889

			5,397,737,062
Total Corporate Bonds — 29.7%			9,053,406,420

Floating Rate Loan Interests		Par (000)	Value
France — 0.0%
SFR Group SA (Ypso France SAS):
EUR TLB-10 Incremental Term Loan, (3 mo. EURIBOR + 3.00%, 0.75% Floor), 3.75%, 1/14/25 (q)	EUR	378	448,829
EUR TLB-10 Refinancing Term Loan, (3 mo. EURIBOR + 3.00%, 0.75% Floor), 3.75%, 1/14/25 (q)		1,806	2,144,016
EUR TLB-11 Term Loan, (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 7/31/25 (q)		3,092	3,664,980

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests		Par (000)	Value
France (continued)
THOM Europe SAS, Original Senior Facility B, (3 mo. EURIBOR + 4.50%, 0.00% Floor), 4.50%, 8/07/24 (q)	EUR	2,500	$2,913,574

			9,171,399
Germany — 0.0%
Nidda Healthcare Holding AG (AKA Stada):
Facility B1 (EUR), 3.50%, 9/20/24 (r)		4,244	5,028,411
Facility B1 (EUR), 3.50%, 9/20/24 (r)		856	1,006,726
Springer SBM Two GmbH, Initial Term Loan, (3 mo. EURIBOR + 8.00%, 1.00% Floor), 9.00%, 8/14/20 (c)(q)		328	387,809
Springer Science+Business Media Deutschland GMBH (FKA Blitz 13-253 GmbH), Initial Term B11 Loan, (1 mo. EURIBOR + 3.25%, 0.50% Floor), 3.75%, 8/14/20 (q)		1,990	2,359,330

			8,782,276
Ireland — 0.0%
Eircom Finco S.à r.l., Facility B, (1 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 4/19/24 (q)		2,299	2,726,119
Luxembourg — 0.1%
Azelis Finance SA (Azelis U.S. Holding, Inc.), Euro Term Loan (First Lien), (3 mo. EURIBOR + 4.00%, 1.00% Floor), 5.00%, 12/16/22 (q)		762	908,903
LSF10 XL BIDCO SCA, Term Loan B, 4.00%, 4/11/24 (r)		1,000	1,183,371
Mallinckrodt International Finance SA, 2017 Term B Loan, (3 mo. LIBOR US + 2.75%, 0.75% Floor), 4.08%, 9/24/24 (q)	USD	4,851	4,845,920
TigerLuxOne S.à r.l., Euro Term B-1 Loan (First Lien), (3 mo. EURIBOR + 4.50%, 1.00% Floor), 5.50%, 2/22/24 (q)	EUR	2,488	2,954,660

			9,892,854
Netherlands — 0.0%
Amaya Holdings BV:
Initial 2017 Euro Term Loan (First Lien), (3 mo. EURIBOR + 3.75%, 0.00% Floor), 3.75%, 8/01/21 (q)		1,886	2,242,828
Initial Term B Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.33%, 8/01/22 (q)	USD	2,727	2,729,120
Bach Finance Ltd., Initial Euro Term Loan (First Lien), 3.25%, 9/02/24 (r)	EUR	1,500	1,776,935
MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche C-5 Term Loan, (1 mo. EURIBOR + 2.75%, 0.75% Floor), 3.50%, 6/07/23 (q)		1,990	2,365,680

			9,114,563
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, (6 mo. EURIBOR + 5.00%, 1.00% Floor), 6.00%, 6/18/20 (q)		6,350	7,531,816
Dorna Sports SL, B2€Term Loan Facility, 3.00%, 4/12/24 (r)		1,500	1,775,233

			9,307,049
Sweden — 0.0%
Verisure Holding AB (Public), Facility B1E, (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 10/21/22 (q)		2,500	2,957,629
United Kingdom — 0.1%
CD&R Firefly Bidco Ltd., Facility B1, (3 mo. LIBOR GBP + 4.50%, 0.00% Floor), 4.84%, 7/18/22 (q)	GBP	1,375	1,865,860

Floating Rate Loan Interests		Par (000)	Value
United Kingdom (continued)
Cyan Blue Holdco 2 Ltd., 2017 B-1 Term Loan, 4.25%, 8/23/24 (r)	GBP	1,500	$2,020,549
INEOS Finance PLC, New 2024 Euro Term Loan, (1 mo. EURIBOR + 2.50%, 0.75% Floor), 3.25%, 4/01/24 (q)	EUR	2,373	2,815,190
INOVYN Finance PLC, 2024 Tranche B Euro Term Loan, (3 mo. EURIBOR + 3.00%, 0.75% Floor), 3.75%, 5/10/24 (q)		2,000	2,382,106
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.), Term Facility D2 (EUR), (3 mo. EURIBOR + 4.00%, 0.00% Floor), 4.00%, 1/30/23 (q)		3,307	3,930,325
Richmond UK Holdco Ltd., Facility B (Richmond UK Holdco Ltd.), 4.50%, 3/03/24 (r)	GBP	1,670	2,237,797
Virgin Media SFA Finance Ltd., J Facility, (1 mo. LIBOR GBP + 3.50%, 0.00% Floor), 3.75%, 1/31/26 (q)		875	1,176,016

			16,427,843
United States — 2.4%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.49%, 6/20/22 (q)	USD	13,730	13,718,149
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, (1 mo. LIBOR US + 6.25%, 0.00% Floor), 7.48%, 8/07/21 (c)(q)		15,000	15,000,000
Ascend Performance Materials Operations LLC, Term B Loan, (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.58%, 8/12/22 (c)(q)		1,999	2,013,918
Avantor Performance Materials Holdings, Inc., Cov-Lite Term Loan EUR, 4.25%, 9/20/24 (r)	EUR	1,500	1,775,056
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Euro Loan, (3 mo. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 2/01/23 (q)		1,737	2,070,537
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons):
Term B-3 Loan, (3 mo. LIBOR US + 2.25%, 1.00% Floor), 3.58%, 2/16/24		3,779	3,772,152
Term B-3 Loan, (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.49%, 2/16/24 (q)	USD	5,902	5,891,870
Berry Global, Inc. (FKA Berry Plastics Corp.), Term M Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 10/01/22 (q)		11,606	11,634,642
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.24%, 9/10/22 (q)		7,076	7,108,604
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, (1 mo. LIBOR US + 6.00%, 0.00% Floor), 7.23%, 7/09/19 (c)(q)		7,000	6,842,500
By The Blue Sea LLC (Neptune’s Walk LLC), Loan, (1 mo. LIBOR US + 2.37%, 0.00% Floor), 3.60%, 6/09/24 (c)(q)		25,000	25,000,000
Caesars Entertainment Resort Properties LLC, Term B Loan (First Lien), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.74%, 10/11/20 (q)		21,329	21,355,661
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.74%, 10/03/23 (q)		6,782	6,803,915
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 5/20/21 (q)		6,713	6,757,355
Centurylink, Inc., Initial Term B Loan, (1 mo. Ticking Fee (Funded) US + 2.75%, 0.00% Floor), 2.75%, 1/31/25 (q)		34,810	33,713,485
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 1/15/24 (q)		10,050	10,087,273

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Chemours Co., Tranche B-1 Euro Term Loan, (3 mo. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 5/12/22 (q)	EUR	2,985	$3,550,001
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.07%, 12/31/19 (q)	USD	3,095	3,075,015
Incremental 2021 Term H Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.32%, 1/27/21 (q)		4,928	4,892,224
Dell International LLC (EMC Corp.), New Term B Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.74%, 9/07/23 (q)		9,925	9,956,091
Dynegy, Inc., Tranche C-1 Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.49%, 2/07/24 (q)		3,104	3,116,467
Energy Transfer Equity LP, Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 3.98%, 2/02/24 (q)		9,800	9,843,414
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.24%, 12/01/23 (q)		7,348	7,361,679
Equinix, Inc., Term B-2 Loan (2017), (2 mo. EURIBOR + 2.50%, 0.00% Floor), 2.50%, 1/05/24 (q)	EUR	1,393	1,651,415
First Data Corp., 2024 New Dollar Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 3.74%, 4/26/24 (q)	USD	10,785	10,817,897
Gates Global LLC, Initial B-1 Dollar Term Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 4/01/24 (q)		15,821	15,879,957
Gol Luxco SA, Term Loan, (6 mo. FIXED US + 6.50%, 0.00% Floor), 6.50%, 8/31/20 (c)(q)		31,442	32,228,050
Green Plains, Inc., Loan, (1wk. LIBOR US + 5.50%, 1.00% Floor), 6.70%, 8/29/23 (q)		27,227	27,249,598
Hilton Worldwide Finance LLC, Series B-2 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.24%, 10/25/23 (q)		13,400	13,452,471
Holding Sole Memberbri 1868 Riata LLC, Term Loan, (1 mo. LIBOR US + 5.30%, 0.00% Floor), 6.53%, 6/09/22 (c)(q)		20,000	20,000,000
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 2/01/22 (q)		10,233	10,204,526
Informatica Corp., Dollar Term Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 8/05/22 (q)		4,870	4,871,890
Jaguar Holding Co. I LLC (FKA Jaguar Holding Co. I):
2017 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 8/18/22		5,082	5,105,610
2017 Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 8/18/22 (q)		4,566	4,587,576
JAX MEZZ LLC, Mezzanine Loan, (1 mo. LIBOR US + 5.50%, 0.00% Floor), 6.73%, 10/04/21 (c)(q)		12,000	11,940,000
KFC Holding Co. (AKA Yum! Brands), Term B Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.23%, 6/16/23 (q)		2,871	2,881,839
Klockner Pentaplast of America, Inc. (FKA Kleopatra Acquisition Corp.), Euro Term Loan, (3 mo. EURIBOR + 4.75%, 0.00% Floor), 4.75%, 6/30/22 (q)	EUR	5,000	5,826,025
Level 3 Financing, Inc., Tranche B 2024 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 2/22/24 (q)	USD	4,875	4,871,197
Lions Gate Entertainment Corp., Term B Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.24%, 12/08/23 (q)		1,694	1,706,611

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Logoplaste Parent S.à r.l. (FKA CEP IV Investment 11 S.à r.l.), Facility B Netherlands, (3 mo. EURIBOR + 4.00%, 0.00% Floor), 4.00%, 10/04/23 (q)	EUR	1,700	$2,020,531
LSTAR Securities Financing Vehicle I LLC, Term Loan, 3.73%, 5/10/25 (c)	USD	91,485	90,679,716
LSTAR Securities Financing Vehicle II LLC, Term Loan, 3.24%, 6/16/25 (c)		52,634	52,044,377
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, (1 mo. EURIBOR + 3.25%, 1.00% Floor), 4.25%, 6/07/20 (q)	EUR	1,579	1,868,274
MGM Growth Properties Operating Partnership LP, Term B Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 4/25/23 (q)	USD	3,955	3,966,322
Mission Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 3.74%, 1/17/24 (q)		552	553,637
Nexstar Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 3.74%, 1/17/24 (q)		4,412	4,422,444
PT MNC Sky Vision Tbk, Facility, (2 mo. LIBOR US + 4.25%, 1.00% Floor), 5.52%, 11/07/19 (c)(q)		15,000	14,625,000
Quintiles IMS, Inc., Term B-1 Euro Loan, 2.00%, 3/07/24 (r)	EUR	1,211	1,441,143
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.49%, 7/20/22 (q)	USD	569	570,686
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 3.99%, 2/05/23 (q)		6,239	6,261,947
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), (1 mo. LIBOR US + 4.75%, 1.00% Floor), 5.99%, 8/21/20 (q)		360	362,401
Tranche 2 Term Loan (Second Lien), (1 mo. LIBOR US + 3.88%, 1.00% Floor), 5.12%, 6/21/21 (q)		16,280	16,334,212
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 B-1 Incremental Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 2/22/24 (q)		9,677	9,718,705
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 3/01/21 (q)		4,058	4,062,518
Serta Simmons Bedding LLC:
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.81%, 11/08/23		1,476	1,430,604
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.80%, 11/08/23 (q)		5,340	5,176,311
ServiceMaster Co. LLC, Tranche C Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 3.74%, 11/08/23 (q)		13,597	13,638,042
SJC 33 Holdings 2015 LLC, Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 4.49%, 2/28/20 (c)(q)		30,000	30,000,000
Sprint Communications, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.75%, 2/02/24 (q)		9,701	9,707,362
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 7/08/22 (q)		3,030	3,042,327
2017 Refinancing New Term B-2 Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.49%, 7/08/22 (q)		160	160,903

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Trans Union LLC, 2017 Replacement Term B-3 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.24%, 4/10/23 (q)	USD	16,982	$16,936,827
TransDigm, Inc.:
Tranche F Term Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.24%, 6/09/23		5,077	5,088,860
Tranche F Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.33%, 6/09/23 (q)		2,734	2,740,338
Tranche G Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.33%, 8/22/24		928	929,180
Tranche G Term Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.24%, 8/22/24 (q)		3,282	3,285,702
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 3/15/24 (q)		17,499	17,334,785
Veritas U.S., Inc., New Euro Term B Loan, (3 mo. EURIBOR + 4.50%, 1.00% Floor), 5.50%, 1/27/23 (q)	EUR	5,455	6,503,405
Virgin Media Bristol LLC, I Facility, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 3.98%, 1/31/25 (q)	USD	1,445	1,449,884
Western Digital Corp., U.S. Term B-2 Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.99%, 4/29/23 (q)		6,360	6,393,130

			721,364,243
Total Floating Rate Loan Interests — 2.6%			789,743,975

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
YPF SA:
8.88%, 12/19/18 (b)		17,260	18,433,680
8.50%, 3/23/21 (b)		2,500	2,805,500
6.95%, 7/21/27 (b)		10,000	10,600,000

			31,839,180
Brazil — 0.5%
Petrobras Global Finance BV:
5.38%, 1/27/21		42,191	44,511,505
6.13%, 1/17/22		11,410	12,265,750
4.38%, 5/20/23		7,780	7,690,530
4.75%, 1/14/25	EUR	3,185	4,037,124
5.30%, 1/27/25 (b)	USD	5,275	5,267,087
7.38%, 1/17/27		5,355	5,895,855
6.00%, 1/27/28 (b)		76,165	76,107,876
5.38%, 10/01/29	GBP	1,310	1,717,923

			157,493,650
British Virgin Islands — 0.0%
Bluestar Finance Holdings Ltd., 3.50%, 9/30/21	USD	3,461	3,475,007
Canada — 0.1%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (b)		21,874	22,530,220
4.88%, 6/01/24 (b)		16,606	16,813,575
5.00%, 5/01/25 (b)		3,775	3,831,625

			43,175,420
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)		3,482	3,824,942

Foreign Agency Obligations		Par (000)	Value
China — 0.5%
Chang Development International Ltd., 3.63%, 1/20/20	USD	7,375	$7,336,569
China Railway Construction Corp. Ltd.:
0.00%, 1/29/21 (e)(j)		2,750	3,059,691
1.50%, 12/21/21 (j)	CNH	58,000	8,510,606
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22	USD	11,875	12,146,617
CNAC HK Finbridge Co. Ltd., 3.50%, 7/19/22		11,019	11,077,357
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20		31,237	31,865,801
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		4,065	4,535,190
Dianjian Haiyu Ltd., (5 yr. Swap Semi 30/360 US + 6.773%), 3.50% (k)(m)		6,127	6,139,683
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		17,000	17,092,735
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		6,000	6,194,334
Huarong Finance II Co. Ltd., 4.63%, 6/03/26		4,244	4,360,803
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		20,785	20,985,284
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		3,450	3,365,358
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		5,865	5,917,410
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		1,511	1,676,853
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 2/04/27		582	640,678
Sino-Ocean Land Treasure III Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.256%), 4.90% (k)		4,630	4,627,199
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		8,800	8,949,310

			158,481,478
France — 0.1%
Electricite de France SA:
3.63%, 10/13/25		7,315	7,518,781
4.63%, 4/26/30	EUR	1,200	1,847,586
NEW Areva Holding SA, 4.88%, 9/23/24		11,950	15,735,132

			25,101,499
Hong Kong — 0.1%
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	USD	10,000	10,223,300
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		8,600	8,835,993
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		6,250	6,117,100

			25,176,393
India — 0.2%
BPRL International Singapore Pte Ltd., 4.38%, 1/18/27		17,700	18,399,362
Greenko Dutch BV, 5.25%, 7/24/24		13,950	14,190,637
Greenko Investment Co., 4.88%, 8/16/23		13,691	13,559,115
Hindustan Petroleum Corp. Ltd., 4.00%, 7/12/27		6,975	7,039,749

			53,188,863
Indonesia — 0.1%
Pertamina Persero PT:
5.63%, 5/20/43		11,189	12,043,627
6.45%, 5/30/44		21,398	25,363,542
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		6,331	6,833,738

			44,240,907

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.3%
Mexico City Airport Trust, 5.50%, 7/31/47 (b)	USD	76,489	$77,437,464
Petroleos Mexicanos, 4.63%, 9/21/23		3,956	4,086,152

			81,523,616
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)		13,312	14,410,240
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		596	604,046
Turkey — 0.0%
TC Ziraat Bankasi AS, 5.13%, 9/29/23		6,150	6,183,308
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		14,000	14,196,000
Total Foreign Agency Obligations — 2.2%			662,914,549

Foreign Government Obligations		Par (000)	Value
Argentina — 1.6%
Argentina Bogar Bonds, 2.00%, 2/04/18 (d)	ARS	620	282,507
Argentina Bonar Bonds:
8.75%, 5/07/24	USD	21,560	24,858,982
7.63%, 4/18/37		9,020	9,850,670
Argentina Treasury Bonds, 2.50%, 7/22/21	ARS	149,477	7,884,176
Argentine Bonos del Tesoro, 22.75%, 3/05/18		623,330	35,820,717
Republic of Argentina:
21.20%, 9/19/18	1,000,410		57,386,236
9.00%, 11/29/18	USD	27,629	29,355,870
6.25%, 4/22/19		142,211	149,677,077
2.25%, 4/28/20	ARS	224,716	12,044,130
5.63%, 1/26/22	USD	65,042	68,294,100
5.00%, 1/15/27	EUR	9,924	11,583,434
6.88%, 1/26/27	USD	8,000	8,644,000
7.82%, 12/31/33	EUR	52,869	69,401,274
7.13%, 6/28/17	USD	9,295	9,276,410

			494,359,583
Bahrain — 0.1%
Kingdom of Bahrain, 6.75%, 9/20/29		17,525	17,375,687
Brazil — 0.1%
Federative Republic of Brazil:
4.25%, 1/07/25		10,000	10,100,000
6.00%, 4/07/26		15,000	16,650,000

			26,750,000
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	38,000	5,541,155
Colombia — 0.2%
Republic of Colombia:
11.75%, 2/25/20	USD	446	545,458
4.38%, 7/12/21		34,759	37,087,853
3.88%, 4/25/27		11,600	11,785,600

			49,418,911
Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 4/29/20		22,037	22,817,110
8.50%, 1/31/47 (b)		23,356	26,022,275

			48,839,385

Foreign Government Obligations		Par (000)	Value
Germany — 0.4%
Deutsche Bundesrepublik, 0.25%, 2/15/27	EUR	53,837	$62,784,848
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26		46,539	61,636,327

			124,421,175
Greece — 0.1%
Hellenic Republic:
3.00%, 2/24/23 (f)		817	902,740
3.00%, 2/24/24 (f)		817	885,052
3.00%, 2/24/25 (f)		817	869,758
3.00%, 2/24/26 (f)		817	856,434
3.00%, 2/24/27 (f)		817	839,544
3.00%, 2/24/28 (f)		817	808,913
3.00%, 2/24/29 (f)		817	783,259
3.00%, 2/24/30 (f)		817	765,021
3.00%, 2/24/31 (f)		817	750,210
3.00%, 2/24/32 (f)		817	742,946
3.00%, 2/24/33 (f)		817	729,838
3.00%, 2/24/34 (f)		817	718,194
3.00%, 2/24/35 (f)		817	707,284
3.00%, 2/24/36 (f)		817	697,301
3.00%, 2/24/37 (f)		817	691,269
3.00%, 2/24/38 (f)		817	684,169
3.00%, 2/24/39 (f)		817	682,915
3.00%, 2/24/40 (f)		817	681,301
3.00%, 2/24/41 (f)		817	681,998
3.00%, 2/24/42 (f)		817	681,467

			15,159,613
India — 0.8%
Republic of India:
7.68%, 12/15/23	INR	5,500,000	88,115,524
7.72%, 5/25/25		2,000,000	32,040,171
8.20%, 9/24/25		2,000,000	32,920,576
6.79%, 5/15/27		4,393,000	68,021,422
7.59%, 3/20/29		600,000	9,590,199
6.79%, 12/26/29		612,000	9,286,894

			239,974,786
Indonesia — 1.6%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27	USD	12,925	13,345,063
Republic of Indonesia:
5.88%, 3/13/20		26,741	29,081,560
8.38%, 3/15/24	IDR	55,568,000	4,563,656
4.13%, 1/15/25	USD	15,000	15,742,080
4.75%, 1/08/26		60,000	65,419,560
8.38%, 9/15/26	IDR	536,225,000	44,828,076
7.00%, 5/15/27		168,483,000	12,990,541
7.50%, 8/15/32		931,920,000	72,476,516
8.38%, 3/15/34		404,796,000	33,089,346
8.25%, 5/15/36		1,914,919,000	156,247,381
7.50%, 5/15/38		655,516,000	50,371,895

			498,155,674
Italy — 0.7%
Buoni Poliennali Del Tesoro:
2.15%, 11/12/17	EUR	21,645	25,734,592
0.45%, 5/22/23		4,892	5,827,627
2.20%, 6/01/27		28,000	33,375,232
2.05%, 8/01/27		24,190	28,317,367

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Italy (continued)
Buoni Poliennali Del Tesoro Inflation Linked Bonds, 2.10%, 9/15/21	EUR	78,705	$102,966,752

			196,221,570
Japan — 0.2%
Government of Japan (10-Year Bond), 0.10%, 9/20/27	JPY	5,600,000	49,932,939
Lebanon — 0.3%
Lebanese Republic:
6.10%, 10/04/22	USD	33,083	33,028,744
6.65%, 4/22/24		11,375	11,384,783
6.25%, 11/04/24		17,860	17,504,443
6.85%, 3/23/27		38,031	37,827,991

			99,745,961
Maldives — 0.0%
Republic of Maldives, 7.00%, 6/07/22		4,500	4,514,891
Mexico — 0.7%
United Mexican States:
Series M, 4.75%, 6/14/18	MXN	9,568	51,716,065
5.75%, 3/05/26		10,922	55,926,732
4.15%, 3/28/27	USD	20,000	21,021,000
7.50%, 6/03/27	MXN	2,373	13,601,421
10.00%, 11/20/36		4,356	30,886,883
8.50%, 11/18/38		4,587	28,688,525
8.00%, 11/07/47		670	4,014,555
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17		592	19,085,152

			224,940,333
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	20,000	3,006,879
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24	USD	5,765	6,117,530
Russia — 1.5%
Russian Federation:
6.40%, 5/27/20	RUB	1,800,000	30,477,415
7.50%, 8/18/21		6,369,252	110,831,181
7.40%, 12/07/22		1,112,671	19,264,905
4.88%, 9/16/23	USD	25,000	27,224,000
4.75%, 5/27/26		40,800	43,248,000
7.75%, 9/16/26	RUB	2,405,203	42,496,795
8.15%, 2/03/27		7,063,138	128,540,277
4.25%, 6/23/27	USD	5,800	5,895,630
7.05%, 1/19/28	RUB	2,409,866	40,641,745

			448,619,948
Saudi Arabia — 0.6%
Kingdom of Saudi Arabia:
2.88%, 3/04/23	USD	21,900	21,856,200
3.63%, 3/04/28		163,252	162,837,340
4.63%, 10/04/47		11,285	11,337,882

			196,031,422
South Africa — 0.5%
Republic of South Africa:
5.50%, 3/09/20		67,760	72,064,657
5.88%, 5/30/22		13,000	14,273,168
6.25%, 3/31/36	ZAR	315,915	16,826,244
6.50%, 2/28/41		158,265	8,285,716
8.75%, 2/28/48		614,290	41,033,279

			152,483,064

Foreign Government Obligations		Par (000)	Value
Spain — 0.4%
Kingdom of Spain, 1.50%, 4/30/27	EUR	113,016	$133,520,236
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 7/27/21	USD	2,566	2,758,827
5.75%, 1/18/22		6,300	6,655,257
6.85%, 11/03/25		17,500	19,211,080
6.83%, 7/18/26		8,990	9,872,521

			38,497,685
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	6,820	8,463,281
Turkey — 1.0%
Export Credit Bank of Turkey, 4.25%, 9/18/22	USD	8,700	8,564,541
Republic of Turkey:
7.00%, 6/05/20		41,835	45,679,637
10.70%, 2/17/21	TRY	35,100	9,752,873
9.20%, 9/22/21		214,280	56,758,234
11.00%, 3/02/22		295,077	83,315,079
5.13%, 3/25/22 (o)	USD	4,000	4,188,312
8.80%, 9/27/23	TRY	107,570	27,655,207
7.38%, 2/05/25	USD	32,340	37,564,527
6.00%, 3/25/27		28,318	30,397,674
5.75%, 5/11/47		10,795	10,612,349

			314,488,433
United Kingdom — 0.3%
United Kingdom Gilt:
3.50%, 1/22/45	GBP	33,536	59,683,736
1.50%, 7/22/47		21,240	25,788,163

			85,471,899
Total Foreign Government Obligations — 11.4%			3,482,052,040

Investment Companies		Shares	Value
Financial Select Sector SPDR Fund (h)(s)		7,505,677	194,096,807
Industrial Select Sector SPDR Fund		142,957	10,149,947
iShares China Large-Cap ETF (z)		149,683	6,592,039
iShares Core MSCI Emerging Markets ETF (z)		1,408,896	63,132,630
iShares iBoxx $ High Yield Corporate Bond ETF (h)(z)		4,875,538	432,752,753
iShares J.P. Morgan USD Emerging Markets Bond ETF (z)		1,195,180	139,142,856
iShares Short Maturity Bond ETF (z)		996,000	50,088,840
PowerShares QQQ Trust Series 1 (h)		13,800	2,007,210
SPDR Bloomberg Barclays High Yield Bond ETF		8,706,856	324,939,866
SPDR Dow Jones Industrial Average ETF Trust		7,500	1,678,650
Technology Select Sector SPDR Fund		25,000	1,477,500
Total Investment Companies — 4.0%			1,226,059,098

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.2%
Cayman Islands — 0.2%
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, (1 mo. LIBOR US + 2.000%), 3.24%, 2/01/22 (a)(b)(c)	USD	25,985	26,000,936

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Cayman Islands (continued)
LSTAR Securities Investment Trust, Series 2016-5, Class A1, (1 mo. LIBOR US + 2.000%), 3.24%, 11/01/21 (a)(b)(c)	USD	17,438	$17,602,391

			43,603,327
France — 0.0%
SapphireOne Mortgages FCT, Series 2016-3, Class B, (3 mo. EURIBOR + 0.000%), 0.97%, 6/27/61 (a)	EUR	4,800	5,712,675
Ireland — 0.0%
Bluestep Mortgage Securities No.2 Ltd., Series 2, Class AB, (3 mo. STIBOR + 0.000%), 1.58%, 11/10/55 (a)	SEK	28,324	3,518,821
Italy — 0.0%
Berica 8 Residential MBS Srl, Series 8, Class A, (6 mo. EURIBOR + 0.200%), 0.00%, 3/31/48 (a)	EUR	1,092	1,285,407
Spain — 0.0%
SRF Fondo de Titulizacion:
Series 2017-1, Class B, (3 mo. EURIBOR + 0.000%), 1.57%, 4/26/22 (a)		3,400	4,048,455
Series 2017-1, Class C, (3 mo. EURIBOR + 0.000%), 2.17%, 4/26/22 (a)		800	933,363
Series 2017-1, Class D, 2.29%, 4/26/22		1,200	1,343,529

			6,325,347
United Kingdom — 0.8%
Auburn Securities 5 PLC, Series 5, Class A2, (1 mo. LIBOR GBP + 0.000%), 0.57%, 12/01/41 (a)	GBP	3,668	4,838,623
Castell PLC, Series 2017-1, Class X, (3 mo. LIBOR GBP + 0.000%), 4.51%, 10/25/44 (a)		7,360	9,861,437
Eurosail PLC:
Series 2006-2X, Class A2C, (3 mo. LIBOR GBP + 0.000%), 0.49%, 12/15/44 (a)		12,403	16,345,935
Series 2006-4X, Class A3A, (3 mo. EURIBOR + 0.000%), 0.00%, 12/10/44 (a)	EUR	1,736	2,029,694
Series 2006-4X, Class A3C, (3 mo. LIBOR GBP + 0.000%), 0.45%, 12/10/44 (a)	GBP	1,383	1,824,191
Eurosail-UK PLC:
Series 2007-4X, Class A3, (3 mo. LIBOR GBP + 0.000%), 1.25%, 6/13/45 (a)		2,013	2,702,365
Series 2007-4X, Class A4, (3 mo. LIBOR GBP + 0.000%), 1.25%, 6/13/45 (a)		3,925	5,100,713
Finsbury Square PLC:
Series 2016-1, Class B, (3 mo. LIBOR GBP + 0.000%), 3.13%, 2/16/58 (a)		4,585	6,174,568
Series 2016-2, Class B, (3 mo. LIBOR GBP + 0.000%), 2.08%, 8/16/58 (a)		2,890	3,913,462
Series 2016-2, Class C, (3 mo. LIBOR GBP + 0.000%), 2.58%, 8/16/58 (a)		3,448	4,685,469
Series 2016-2, Class X, (3 mo. LIBOR GBP + 0.000%), 4.78%, 8/16/58 (a)		1,489	1,982,259
Series 2017-1, Class C, (3 mo. LIBOR GBP + 0.000%), 2.24%, 3/12/20 (a)		3,360	4,529,788
Gemgarto PLC, Series 2015-2, Class B, (3 mo. LIBOR GBP + 0.000%), 2.63%, 2/16/54 (a)		1,560	2,104,701
Gosforth Funding PLC, Series 2014-1, Class A2, (3 mo. LIBOR GBP + 0.000%), 0.87%, 10/19/56 (a)		2,190	2,949,632
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class BA, (3 mo. LIBOR GBP + 0.000%), 0.63%, 6/18/39 (a)		17,570	20,900,059
Hawksmoor Mortgages PLC, Series 2016-1, Class B, (3 mo. LIBOR GBP + 0.000%), 1.88%, 5/25/53 (a)		11,696	15,738,410

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United Kingdom (continued)
Ludgate Funding PLC:
Series 2007-1, Class BB, (3 mo. EURIBOR + 0.000%), 0.00%, 1/01/61 (a)	EUR	3,309	$3,431,837
Series 2007-1, Class MB, (3 mo. EURIBOR + 0.000%), 0.00%, 1/01/61 (a)		2,758	2,946,272
Paragon Mortgages No. 10 PLC, Series 10X, Class B1B, (3 mo. EURIBOR + 0.000%), 0.21%, 6/15/41 (a)		221	243,499
Paragon Mortgages No. 11 PLC, Series 11X, Class BB, (3 mo. EURIBOR + 0.000%), 0.15%, 10/15/41 (a)		895	975,403
Paragon Mortgages No. 12 PLC, Series 12X, Class B1B, (3 mo. EURIBOR + 0.000%), 0.15%, 11/15/38 (a)		1,090	1,185,625
Paragon Mortgages No. 13 PLC:
Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 1.48%, 1/15/39 (a)	USD	3,825	3,657,895
Series 13X, Class B1B, (3 mo. EURIBOR + 0.000%), 0.05%, 1/15/39 (a)	EUR	2,655	2,851,629
Paragon Mortgages No. 14 PLC, Series 14X, Class BB, (3 mo. EURIBOR + 0.000%), 0.03%, 9/15/39 (a)		6,666	6,761,164
Paragon Mortgages No. 23 PLC, Series 23, Class C, (3 mo. LIBOR GBP + 0.000%), 2.49%, 1/15/43 (a)	GBP	4,450	6,011,011
Residential Mortgage Securities 29 PLC:
Series 29, Class B, (3 mo. LIBOR GBP + 0.000%), 1.80%, 12/20/46 (a)		10,055	13,507,416
Series 29, Class C, (3 mo. LIBOR GBP + 0.000%), 2.10%, 12/20/46 (a)		2,504	3,352,541
Residential Mortgage Securities 30 PLC, Series 30, Class C, (3 mo. LIBOR GBP + 0.000%), 2.07%, 9/20/21 (a)		610	816,314
Ripon Mortgages PLC, Series 1X, Class C1, (3 mo. LIBOR GBP + 0.000%), 1.87%, 8/20/56 (a)		15,430	20,506,790
RMAC Securities No. 1 PLC, Series 2007-NS1X, Class M1C, (3 mo. EURIBOR + 0.000%), 0.00%, 6/12/44 (a)	EUR	3,785	4,121,416
Trinity Square PLC, Series 2015-1X, Class B, (3 mo. LIBOR GBP + 0.000%), 1.69%, 7/15/51 (a)	GBP	875	1,172,098
Warwick Finance Residential Mortgages No. 1 PLC:
Series 1, Class A, (3 mo. LIBOR GBP + 0.000%), 1.33%, 9/21/49 (a)		10,893	14,650,663
Series 1, Class B, (3 mo. LIBOR GBP + 0.000%), 1.53%, 9/21/49 (a)		26,155	34,746,448
Warwick Finance Residential Mortgages No. Two PLC, Series 2, Class C, (3 mo. LIBOR GBP + 0.000%), 2.13%, 9/21/49 (a)		12,700	17,046,565

			243,665,892
United States — 2.2%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(f)	USD	6,927	6,807,530
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(f)		13,270	13,413,304
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 1.83%, 10/25/46 (a)		4,786	4,188,152
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 1.45%, 10/25/46 (a)		10,891	8,590,559
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 1.81%, 11/25/46 (a)		14,367	8,353,499

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (b)(f)	USD	6,035	$6,059,284
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(f)		1,428	1,426,147
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.09%, 9/27/46 (a)(b)(c)		24,680	24,926,607
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 3.84%, 4/27/47 (a)(b)(c)		6,949	7,018,601
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (b)(c)(d)		5,290	5,393,084
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 3.14%, 3/27/47 (b)(d)		7,337	7,387,300
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.000%), 1.55%, 11/25/36 (a)		5,241	5,057,619
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.41%, 9/25/47 (d)		14,839	12,134,313
Bear Stearns Asset-Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (f)		5,205	5,145,918
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (f)		6,095	5,409,824
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.52%, 8/25/36 (a)		6,735	6,790,682
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.41%, 3/25/37 (a)		291	258,503
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.38%, 3/25/37 (a)		3,818	3,589,688
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.45%, 6/25/37 (a)		3,097	2,768,450
CHL Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.44%, 4/25/46 (a)		2,480	2,293,000
CIM Trust, Series 17-6, Class A1, 3.00%, 6/25/57		52,448	52,175,121
COLT LLC, Series 2015-1, Class A1V, (1 mo. LIBOR US + 3.000%), 4.24%, 12/26/45 (a)(b)		2,443	2,452,991
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 1.54%, 1/25/36 (a)		4,364	3,541,608
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,081	865,541
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 1.64%, 8/25/36 (a)		11,823	4,649,735
Series 2006-34, Class A3, (1 mo. LIBOR US + 0.000%), 1.93%, 11/25/46 (a)		8,251	4,091,281
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,800	3,902,604
Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 0.000%), 2.21%, 11/20/46 (a)		8,509	5,853,014
Series 2006-OA11, Class A4, (1 mo. LIBOR US + 0.000%), 1.42%, 9/25/46 (a)		7,169	5,961,949
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.62%, 11/25/46 (a)		23,141	20,922,472
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 1.58%, 10/25/46 (a)		12,461	7,105,936
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.43%, 3/20/47 (a)		7,837	6,680,268
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 1.45%, 7/25/46 (a)		12,992	12,468,544
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 1.49%, 7/25/46 (a)		7,095	5,651,351
Series 2007-25, Class 1A3, 6.50%, 11/25/37		34,196	27,137,520

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	USD	7,291	$5,457,455
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.73%, 3/25/47 (a)		20,660	16,879,666
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.38%, 4/25/47 (a)		6,735	5,924,060
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.42%, 4/25/47 (a)		1,114	82,700
Series 2007-OA7, Class A1B, (1 mo. LIBOR US + 0.000%), 1.37%, 5/25/47 (a)		7,041	6,741,174
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 1.42%, 6/25/47 (a)		1,537	1,231,730
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 1.48%, 8/25/47 (a)		2,506	1,912,880
Series 2007-OH3, Class A1A, (1 mo. LIBOR US + 0.000%), 1.52%, 9/25/47 (a)		7,315	6,513,322
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.25%, 11/25/35 (d)		3,020	2,680,848
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.85%, 4/25/46 (a)		36,865	21,105,012
Credit Suisse Commercial Mortgage Trust:
Series 2014-2R, Class 28A1, 3.00%, 6/27/37 (b)(d)		5,118	4,841,104
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 1.43%, 2/27/36 (a)(b)(c)		3,750	3,381,990
Series 2014-9R, Class 3A1, (1 mo. LIBOR US + 0.000%), 1.83%, 11/27/37 (a)(b)		11,439	11,291,674
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.35%, 8/27/36 (a)(b)(c)		6,070	4,783,926
Credit Suisse Mortgage Capital Certificates:
Series 17-2, Class CERT, 0.00%, 2/01/47 (b)(c)		8,368	8,359,492
Series 2011-5R, Class 3A1, 3.61%, 9/27/47 (b)(d)		693	679,013
Series 2013-5R, Class 1A6, (1 mo. LIBOR US + 0.250%), 1.48%, 2/27/36 (a)(b)		3,673	3,328,070
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (b)(d)		12,514	12,674,959
Series 2015-4R, Class 1A2, (1 mo. LIBOR US + 0.000%), 1.38%, 11/27/36 (a)(b)(c)		2,334	2,030,580
Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.000%), 1.38%, 10/27/36 (a)(b)(c)		6,805	4,287,150
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.41%, 3/27/36 (a)(b)		4,684	4,475,822
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 1.41%, 3/27/36 (a)(b)(c)		11,966	6,591,408
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 2.59%, 11/25/35 (a)		4,088	1,753,999
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)(c)		8,056	8,100,179
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 1.37%, 8/25/47 (a)		3,890	3,675,160
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 1.74%, 1/27/37 (a)(b)		1,849	3,660,845
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 7/25/36 (d)		2,279	1,932,177

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-AB3, Class A8, 6.36%, 7/25/36 (d)	USD	1,449	$1,228,684
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 2.89%, 3/25/36 (a)		3,244	2,984,991
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.59%, 1/25/35 (a)(b)		5,544	4,978,294
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.59%, 3/25/35 (a)(b)		6,717	6,134,307
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 1.59%, 1/25/36 (a)(b)		5,121	4,414,407
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.47%, 1/25/35 (d)		1,341	1,353,552
HarborView Mortgage Loan Trust:
Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 1.47%, 5/19/47 (a)		2,282	1,791,199
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 1.49%, 7/19/47 (a)		3,083	2,636,618
Impac CMB Trust, Series 2005-7, Class A1, (1 mo. LIBOR US + 0.520%), 1.76%, 11/25/35 (a)		4,391	3,764,286
IndyMac INDX Mortgage Loan Trust:
Series 2007-FLX2, Class A1A, (1 mo. LIBOR US + 0.000%), 1.40%, 4/25/37 (a)		8,823	8,422,554
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 1.48%, 8/25/37 (a)		4,235	3,701,838
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.49%, 5/25/37 (d)		2,398	2,358,577
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M2, (1 mo. LIBOR US + 0.000%), 5.48%, 11/25/24 (a)(b)(c)		5,792	6,313,743
JPMorgan Mortgage Trust:
Series 2007-A1, Class 4A1, 3.71%, 7/25/35 (d)		88	89,370
Series 2017-2, Class A6, 3.00%, 5/25/47 (b)(d)		24,987	25,252,800
Series 2017-3, Class 1A6, 3.00%, 8/25/47 (b)(d)		11,779	11,704,730
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.67%, 8/25/37 (b)(c)(d)		3,853	2,688,817
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 1.45%, 4/25/37 (a)		7,045	5,874,387
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 1.58%, 6/26/47 (a)(b)(c)		4,127	3,862,769
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 1.57%, 4/16/36 (a)(b)		32,050	27,242,952
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A4, 6.63%, 5/25/36 (f)		2,001	907,384
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.88%, 11/26/35 (b)(d)		5,276	4,807,834
RALI Trust:
Series 2006-QO6, Class A2, (1 mo. LIBOR US + 0.230%), 1.47%, 6/25/46 (a)		4,460	2,187,427
Series 2007-QH1, Class A1, (1 mo. LIBOR US + 0.160%), 1.40%, 2/25/37 (a)		4,741	4,315,707
Series 2007-QH6, Class A1, (1 mo. LIBOR US + 0.190%), 1.43%, 7/25/37 (a)		8,032	7,538,353

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-QH9, Class A1, 2.28%, 11/25/37 (d)	USD	1,470	$1,270,964
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, (1 mo. LIBOR US + 0.200%), 1.43%, 12/26/36 (a)(b)		3,271	3,100,980
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 1.58%, 6/25/35 (a)(b)		3,532	3,258,090
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 1.64%, 9/25/35 (a)(b)		5,393	4,797,258
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 3.34%, 5/25/35 (d)		1,824	1,536,680
Series 2007-2, Class 3A3, 3.61%, 4/25/37 (d)		1,917	1,629,434
Structured Asset Mortgage Investments II Trust:
Series 2006-AR2, Class A1, (1 mo. LIBOR US + 0.000%), 1.46%, 2/25/36 (a)		4,014	3,786,869
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 1.43%, 6/25/36 (a)		9,001	8,382,621
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.45%, 5/25/46 (a)		2,504	2,069,348
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		4,918	4,294,040
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR15, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.21%, 11/25/46 (a)		2,144	2,034,657
Series 2007-OA1, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.000%), 1.61%, 12/25/46 (a)		11,687	9,252,332
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.000%), 1.64%, 6/25/47 (a)		6,248	5,962,935
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (f)		7,729	6,486,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.35%, 10/25/35 (d)		2,990	2,509,280

			661,775,790
Commercial Mortgage-Backed Securities — 4.4%
Cayman Islands — 0.0%
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 2.03%, 7/15/34 (a)(b)		8,330	8,348,193
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.23%, 7/15/34 (a)(b)		2,630	2,629,995
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)(c)		5,938	5,829,052

			16,807,240
Ireland — 0.1%
Taurus DEU DAC:
Series 2016-DE2, Class C, (3 mo. EURIBOR + 0.000%), 2.85%, 1/03/27 (a)	EUR	2,505	2,968,189
Series 2016-DE2, Class D, (3 mo. EURIBOR + 0.000%), 3.75%, 1/03/27 (a)		2,738	3,243,796
Taurus DEU Ltd., Series 2015-DE2, Class D, (3 mo. EURIBOR + 0.000%), 2.10%, 2/01/20 (a)		3,080	3,646,846

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ireland (continued)
Taurus Ltd., Series 2015-DE2, Class E, (3 mo. EURIBOR + 0.000%), 3.40%, 2/01/26 (a)	EUR	7,915	$9,482,527

			19,341,358
Italy — 0.0%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, (6 mo. EURIBOR + 0.000%), 0.71%, 1/10/23 (a)		6,381	7,427,712
United Kingdom — 0.2%
Canary Wharf Finance II PLC:
Series II, Class C2, (3 mo. LIBOR GBP + 0.000%), 1.66%, 10/22/37 (a)	GBP	2,100	2,399,894
Series II, Class D2, (3 mo. LIBOR GBP + 0.000%), 2.39%, 10/22/37 (a)		14,689	16,067,205
Logistics UK PLC, Series 2015-1X, Class E, (3 mo. LIBOR GBP + 0.000%), 3.68%, 8/20/25 (a)		22,075	29,567,085

			48,034,184
United States — 4.1%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37 (b)(d)	USD	19,310	18,426,718
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 3.35%, 9/15/34 (a)(b)		14,550	14,285,159
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 1/14/29 (b)		1,850	2,051,316
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (b)(d)		3,896	3,970,115
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (d)		1,610	1,607,411
Series 2007-5, Class AM, 5.77%, 2/10/51 (d)		28,287	28,306,189
Series 2008-1, Class A4, 6.30%, 2/10/51 (d)		318	319,654
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, (1 mo. LIBOR US + 0.000%), 6.92%, 9/15/18 (a)(b)		19,320	19,319,807
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 3.83%, 9/15/26 (a)(b)		100	100,044
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 4.73%, 9/15/26 (a)(b)		7,683	7,672,574
Series 2014-FL1, Class D, (1 mo. LIBOR US + 0.000%), 5.23%, 12/15/31 (a)(b)		13,775	13,347,333
Series 2015-200P, Class F, 3.72%, 4/14/33 (b)(d)		6,531	6,316,920
Series 2015-ASHF, Class B, (1 mo. LIBOR US + 1.710%), 2.94%, 1/15/28 (a)(b)		3,110	3,116,655
Series 2015-ASHF, Class C, (1 mo. LIBOR US + 2.000%), 3.23%, 1/15/28 (a)(b)		1,140	1,142,709
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (b)(c)(d)		18,000	16,541,719
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (b)(d)		31	31,277
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, (1 mo. LIBOR US + 3.200%), 4.43%, 2/15/28 (a)(b)		6,040	6,064,820
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 1.55%, 8/25/35 (a)(b)		5,987	5,544,715

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 1.54%, 1/25/36 (a)(b)	USD	1,214	$1,131,954
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 1.63%, 1/25/36 (a)(b)		342	320,249
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 1.69%, 1/25/36 (a)(b)		914	850,598
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 1.60%, 4/25/36 (a)(b)		1,465	1,392,012
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 1.48%, 10/25/36 (a)(b)		2,293	2,166,757
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 1.53%, 10/25/36 (a)(b)		2,486	2,355,799
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 1.50%, 7/25/37 (a)(b)		5,303	5,011,259
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 1.69%, 9/25/37 (a)(b)		23,228	21,616,497
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.24%, 10/25/37 (a)(b)		1,417	1,368,334
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 2.74%, 12/25/37 (a)(b)		5,310	3,909,542
Series 2008-4, Class A3, (1 mo. LIBOR US + 2.750%), 3.99%, 7/25/38 (a)(b)		1,500	1,609,616
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 9/10/20 (b)(d)		220	215,044
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (b)(d)		2,313	2,267,194
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.08%, 6/11/50 (d)		919	920,925
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 2.73%, 7/05/33 (a)(b)		12,265	12,264,990
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (b)		9,570	9,498,979
Series 2013-1515, Class F, 4.06%, 3/10/33 (b)(d)		19,708	19,212,998
Series 2015-1740, Class E, 4.45%, 1/10/35 (b)(d)		9,438	9,239,059
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, (1 mo. LIBOR US + 3.688%), 4.92%, 5/15/29 (a)(b)		1,336	1,350,204
BXP Trust:
Series 2017-CC, Class D, 3.67%, 8/13/37 (b)(c)(d)		4,370	4,330,670
Series 2017-CC, Class E, 3.67%, 8/13/22 (b)(c)(d)		8,160	7,854,000
Series 2017-GM, Class D, 3.54%, 6/13/39 (b)(d)		24,150	23,216,472
Series 2017-GM, Class E, 3.54%, 6/13/39 (b)(d)		5,530	5,189,384
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (b)(d)		1,830	1,855,116
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 1/10/48		1,090	1,142,680
Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(d)		1,610	1,186,806
Series 2016-C4, Class C, 5.04%, 5/10/58 (d)		7,780	8,062,633
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 4/10/28 (b)(d)		9,313	9,362,934

36	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-SMRT, Class F, 3.91%, 4/10/28 (b)(d)	USD	670	$665,807
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class E, (1 mo. LIBOR US + 0.000%), 5.88%, 6/15/31 (a)(b)		4,370	4,366,341
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, (1 mo. LIBOR US + 1.700%), 2.93%, 5/15/30 (a)(b)		385	385,963
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.02%, 7/15/28 (a)(b)		10,630	10,629,993
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 2.83%, 7/15/28 (a)(b)		8,490	8,489,988
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.38%, 7/15/19 (a)(b)		13,000	13,008,128
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50		2,330	2,384,146
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.73%, 2/15/30 (a)(b)		4,570	4,615,814
Series 2017-SKY, Class E, (1 mo. LIBOR US + 3.300%), 4.53%, 2/15/30 (a)(b)		9,820	9,918,419
Series 2017-SKY, Class F, (1 mo. LIBOR US + 4.100%), 5.33%, 2/15/30 (a)(b)		1,200	1,212,025
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class D, 3.63%, 5/10/35 (b)(d)		720	718,516
Series 2013-375P, Class E, 3.63%, 5/10/35 (b)(d)		3,761	3,664,251
Series 2014-GC21, Class C, 4.78%, 5/10/47 (d)		3,257	3,351,351
Series 2015-GC27, Class C, 4.58%, 2/10/48 (d)		14,540	13,882,458
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.44%, 7/15/27 (a)(b)		1,080	1,084,083
Series 2015-SSHP, Class D, (1 mo. LIBOR US + 3.050%), 4.28%, 9/15/27 (a)(b)		3,425	3,438,556
Series 2016-C1, Class C, 5.12%, 5/10/49 (d)		4,100	4,266,925
Series 2016-GC37, Class C, 4.92%, 4/10/49 (d)		2,110	2,154,418
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		2,640	2,034,147
Series 2016-P3, Class C, 5.00%, 4/15/49 (d)		340	356,804
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (b)		920	919,838
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (b)		1,780	1,817,171
Citigroup/Deutsche Bank Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,358	5,495,531
Series 2007-CD5, Class AJ, 6.58%, 11/15/44 (d)		3,014	3,012,991
Series 2007-CD5, Class AJA, 6.58%, 11/15/44 (d)		9,515	9,509,283
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 4.74%, 6/11/32 (a)(b)		4,035	4,038,788
Commercial Mortgage Pass-Through Certificates: Series 2005-C6, Class F, 5.83%, 6/10/44 (b)(d)		1,374	1,417,292

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2013-300P, Class D, 4.54%, 8/10/30 (b)(d)	USD	750	$789,206
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		845	860,685
Series 2014-FL4, Class D, (1 mo. LIBOR US + 2.450%), 2.83%, 7/13/31 (a)(b)		1,905	1,888,900
Series 2014-FL5, Class HFL1, (1 mo. LIBOR US + 0.000%), 4.48%, 7/15/31 (a)(b)(c)		6,988	6,758,639
Series 2014-PAT, Class D, (1 mo. LIBOR US + 0.000%), 3.47%, 8/13/27 (a)(b)		1,447	1,448,810
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.47%, 8/13/27 (a)(b)		2,500	2,510,392
Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 3.76%, 8/13/27 (a)(b)		15,170	14,896,021
Series 2014-PAT, Class G, (1 mo. LIBOR US + 0.000%), 2.91%, 8/13/27 (a)(b)		11,827	11,823,215
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 2.84%, 2/13/32 (a)(b)		9,430	9,466,290
Series 2014-TWC, Class E, (1 mo. LIBOR US + 3.250%), 4.49%, 2/13/32 (a)(b)		20,035	20,155,260
Series 2015-3BP, Class F, 3.35%, 2/10/35 (b)(d)		3,810	3,454,274
Series 2015-CR23, Class C, 4.40%, 5/10/48 (d)		1,940	1,852,112
Series 2015-CR23, Class CMD, 3.81%, 5/10/48 (b)(d)		8,670	8,531,657
Series 2015-CR23, Class CME, 3.81%, 5/10/48 (b)(d)		7,850	7,653,817
Series 2015-CR23, Class D, 4.40%, 5/10/48 (d)		12,730	10,481,314
Series 2015-CR23, Class E, 3.23%, 5/10/48 (b)		4,020	2,452,194
Series 2015-CR25, Class C, 4.70%, 8/10/48 (d)		290	296,359
Series 2015-CR25, Class D, 3.95%, 8/10/48 (d)		5,185	4,175,980
Series 2015-LC19, Class C, 4.40%, 2/10/48 (d)		1,877	1,902,324
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		10,326	8,330,753
Series 2015-LC21, Class C, 4.45%, 7/10/48 (d)		4,860	4,688,070
Series 2016-667M, Class D, 3.28%, 10/10/36 (b)(d)		1,840	1,742,632
Series 2017-COR2, Class D, 3.00%, 9/10/50 (b)		1,367	1,070,689
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.964%), 3.21%, 8/13/19 (a)(b)		5,280	5,197,702
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.581%), 3.83%, 8/13/19 (a)(b)		4,860	4,761,434
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (b)(d)		29,865	29,143,575
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (b)(d)		4,140	4,195,540
Series 2015-TEXW, Class F, 3.98%, 2/10/34 (b)(d)		16,810	16,210,779
Series 2015-WEST, Class E, 4.37%, 2/10/37 (b)(d)		1,476	1,471,730
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, (1 mo. LIBOR US + 1.400%), 2.63%, 11/15/33 (a)(b)		12,511	12,587,535

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.46%, 11/12/43 (b)(d)	USD	469	$468,809
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, (1 mo. LIBOR US + 1.320%), 2.55%, 4/15/29 (a)(b)		9,687	9,693,504
Credit Suisse First Boston Mortgage Securities Corp, Series 2005-C3, Class C, 4.95%, 7/15/37 (d)		540	552,956
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39 (b)(d)		1,792	1,842,462
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		935	920,797
Series 2005-C3, Class B, 4.88%, 7/15/37		985	983,493
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (b)		58,213	59,008,704
Series 17-1, Class CERT, 8.75%, 3/25/21 (b)(c)		22,385	16,077,753
Series 2010-UD1, Class B, 6.43%, 12/16/49 (b)(d)		107	107,155
Series 2015-DEAL, Class D, (1 mo. LIBOR US + 3.100%), 4.33%, 4/15/29 (a)(b)		5,600	5,610,486
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 2.83%, 11/15/33 (a)(b)		2,070	2,077,865
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 4.53%, 7/15/32 (a)(b)		5,665	5,672,141
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (b)(d)		8,341	6,733,972
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (b)(d)		3,210	3,328,561
FREMF Mortgage Trust:
Series 2015-K48, Class B, 3.76%, 8/25/48 (b)(d)		2,070	2,077,671
Series 2017-K64, Class B, 4.12%, 3/25/27 (b)(d)		6,196	6,235,312
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 2.53%, 12/15/34 (a)(b)		1,051	1,049,980
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (b)(d)		9,604	9,620,387
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (b)(d)		5,310	5,274,598
Series 2015-NRF, Class GFX, 3.49%, 12/15/34 (b)(d)		18,101	17,804,256
GP Portfolio Trust, Series 2014-GPP, Class E, (1 mo. LIBOR US + 4.100%), 5.33%, 2/15/27 (a)(b)		14,390	14,084,310
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (b)(d)		26,992	27,136,583
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 2.53%, 7/15/32 (a)(b)		620	620,379
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 2.73%, 7/15/19 (a)(b)		1,270	1,271,167
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.03%, 7/15/19 (a)(b)		520	520,799
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 3.73%, 7/15/19 (a)(b)		340	340,103
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (b)		790	906,474

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2013-KING, Class E, 3.55%, 12/10/27 (b)(d)	USD	7,090	$7,050,084
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 4/10/47 (d)		370	374,057
Series 2014-GC22, Class D, 4.80%, 6/10/47 (b)(d)		2,719	2,282,157
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,887	1,562,734
Series 2016-RENT, Class C, 4.20%, 2/10/29 (b)(d)		1,450	1,499,056
Series 2017-GS7, Class A4, 3.43%, 8/10/50		2,680	2,735,684
Series 2017-GS7, Class D, 3.00%, 8/10/50 (b)		1,409	1,201,725
Series 2017-GS7, Class E, 3.00%, 8/10/50 (b)		500	406,188
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 6/15/34 (b)		4,090	4,190,481
Series 2017-APTS, Class DFX, 3.61%, 6/15/34 (b)(d)		1,350	1,314,815
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48 (b)(d)		4,979	4,761,766
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (b)(d)		611	614,432
Series 2003-PM1A, Class G, 6.21%, 8/12/40 (b)(d)		3,108	3,752,941
Series 2008-C2, Class A4FL, (1 mo. LIBOR US + 1.500%), 2.74%, 2/12/51 (a)		5,850	5,721,205
Series 2014-C22, Class A4, 3.80%, 9/15/47		1,600	1,683,685
Series 2014-C22, Class D, 4.71%, 9/15/47 (b)(d)		4,245	3,614,200
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.08%, 10/15/29 (a)(b)		3,415	3,414,998
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		4,945	5,011,320
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (b)(d)		5,150	4,976,964
Series 2014-FL4, Class C, (1 mo. LIBOR US + 0.000%), 3.43%, 12/15/30 (a)(b)		10,910	10,984,564
Series 2014-FL6, Class BAT1, (1 mo. LIBOR US + 0.000%), 5.23%, 11/15/31 (a)(b)(c)		4,704	4,622,072
Series 2014-FL6, Class BAT2, (1 mo. LIBOR US + 0.000%), 6.48%, 11/15/31 (a)(b)(c)		710	697,374
Series 2014-FL6, Class DFW1, (1 mo. LIBOR US + 0.000%), 4.73%, 11/15/31 (a)(b)(c)		10,330	10,278,350
Series 2014-FL6, Class DFW2, (1 mo. LIBOR US + 0.000%), 5.48%, 11/15/31 (a)(b)(c)		5,640	5,583,600
Series 2014-PHH, Class B, (1 mo. LIBOR US + 1.850%), 2.83%, 8/15/27 (a)(b)		5,860	5,860,006
Series 2015-JP1, Class D, 4.40%, 1/15/49 (d)		7,843	7,249,155
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 2.93%, 7/15/36 (a)(b)		2,905	2,911,485
Series 2015-UES, Class E, 3.62%, 9/05/32 (b)(d)		17,360	17,406,844

38	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)	USD	5,555	$5,567,592
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(d)		12,450	12,229,748
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 2.68%, 10/15/33 (a)(b)		6,570	6,590,533
Series 2017-JP5, Class D, 4.80%, 3/15/50 (b)(d)		4,720	4,620,799
Series 2017-JP7, Class B, 4.05%, 9/15/50		840	857,494
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 3.18%, 7/15/34 (a)(b)		1,270	1,270,396
Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 4.18%, 7/15/19 (a)(b)		6,870	6,882,876
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 4.98%, 7/15/19 (a)(b)		660	661,647
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.72%, 3/18/51 (b)(d)		9	8,719
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (b)(d)		6,730	6,588,237
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (b)		2,946	2,945,503
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 1.63%, 9/25/36 (a)(b)		1,800	1,671,834
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 1.49%, 3/25/37 (a)(b)		6,104	5,688,262
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, (1 mo. LIBOR US + 1.800%), 3.03%, 9/15/28 (a)(b)		4,651	4,665,094
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.23%, 9/15/28 (a)(b)		2,995	3,035,758
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 6.83%, 9/15/28 (a)(b)		15,972	16,210,571
MAD Mortgage Trust:
Series 2017-330M, Class D, 4.11%, 8/15/34 (b)(d)		2,925	2,952,858
Series 2017-330M, Class E, 4.17%, 8/15/24 (b)(c)(d)		8,020	7,841,715
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (b)(d)		11,095	11,003,016
Merrill Lynch Mortgage Trust:
Series 2005-MKB2, Class F, 6.53%, 9/12/42 (b)(d)		3,650	3,925,056
Series 2008-C1, Class AJ, 6.66%, 2/12/51 (d)		2,305	2,311,508
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 7/15/50 (b)(d)		4,449	3,571,162
Series 2015-C25, Class C, 4.68%, 10/15/48 (d)		3,360	3,478,823
Series 2015-C25, Class D, 3.07%, 10/15/48		3,045	2,466,556
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		10,035	8,105,881
Series 2017-C33, Class C, 4.56%, 5/15/50 (d)		2,270	2,337,126
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 7/15/56		362	361,671
Series 2014-150E, Class F, 4.44%, 9/09/32 (b)(d)		6,850	6,824,543
Series 2014-CPT, Class E, 3.56%, 7/13/29 (b)(d)		630	634,708

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-CPT, Class F, 3.56%, 7/13/29 (b)(d)	USD	18,182	$18,196,440
Series 2014-CPT, Class G, 3.56%, 7/13/29 (b)(d)		6,825	6,712,175
Series 2015-MS1, Class C, 4.16%, 5/15/48 (d)		3,053	3,015,836
Series 2015-MS1, Class D, 4.16%, 6/15/25 (b)(d)		830	710,725
Series 2015-XLF2, Class AFSB, (1 mo. LIBOR US + 2.750%), 3.98%, 8/15/26 (a)(b)		2,900	2,900,000
Series 2017-H1, Class C, 4.28%, 6/15/50 (d)		1,750	1,753,982
Series 2017-H1, Class D, 2.55%, 6/15/50 (b)		7,340	5,687,472
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.63%, 2/15/34 (a)(b)		1,990	1,998,074
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 5/10/39 (b)(d)		15,310	14,670,541
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.05%, 2/11/36 (b)(d)		2,457	2,438,628
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.18%, 6/15/37 (a)(b)		9,429	9,433,274
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 3.73%, 6/15/37 (a)(b)		1,440	1,439,997
RSO, Series 17, Class REPO, 5.20%, 7/17/20 (b)(c)(d)		28,003	27,930,192
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M1, 4.94%, 9/25/44 (b)(c)(d)		6,821	6,960,831
Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 3.67%, 6/25/45 (a)(b)(c)		5,130	5,155,935
Series 2016-2, Class AFL, (1 mo. LIBOR US + 1.800%), 3.04%, 10/25/46 (a)(c)		3,899	3,944,979
Series 2016-2, Class M1, 3.66%, 10/25/46 (c)(d)		1,094	1,102,293
Series 2016-2, Class M2, 4.46%, 10/25/46 (c)(d)		589	592,510
Series 2016-2, Class M3, 5.50%, 10/25/46 (c)(d)		1,030	1,043,194
Series 2016-2, Class M4, 7.23%, 10/25/46 (c)(d)		1,110	1,163,569
VNDO Mortgage Trust:
Series 2013-PENN, Class D, 4.08%, 12/13/29 (b)(d)		1,400	1,435,705
Series 2013-PENN, Class E, 4.08%, 12/13/29 (b)(d)		4,115	4,122,181
VNDO Trust, Series 2016-350P, Class E, 4.03%, 1/10/35 (b)(d)		5,830	5,623,469
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (d)		8,444	8,439,063
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.67%, 4/16/35 (b)(d)		18,291	15,301,016
Series 2014-TISH, Class SCH2, (1 mo. LIBOR US + 0.000%), 4.73%, 1/15/27 (a)(b)		6,248	6,243,871
Series 2015-C27, Class C, 3.89%, 2/15/48		5,879	5,566,341
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		2,283	1,716,142
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		2,320	1,637,562
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (d)		5,057	4,516,548
Series 2015-P2, Class D, 3.24%, 12/15/48 (b)		1,687	1,261,969

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2016-C34, Class C, 5.20%, 6/15/49 (d)	USD	7,820	$8,161,787
Series 2016-NXS5, Class D, 5.04%, 1/15/59 (d)		1,000	977,468
Series 2017-C39, Class C, 4.12%, 9/15/50		1,570	1,550,583
Series 2017-C39, Class D, 4.50%, 9/15/50 (b)(d)		1,130	1,070,096

			1,266,271,508
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 4.72%, 9/25/35 (b)(d)		4,571	564,304
Interest Only Commercial Mortgage-Backed Securities — 0.4%
United States — 0.4%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 6/05/37 (b)(d)		25,000	404,750
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 4/17/52 (b)(c)(d)(g)		23,584	2
B2R Mortgage Trust, Series 2015-2, Class XA, 2.31%, 11/15/48 (b)(d)		58,240	2,719,219
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.05%, 9/15/48 (d)		18,243	990,647
Series 2017-BNK3, Class XB, 0.78%, 2/15/50 (d)		61,000	3,121,980
Series 2017-BNK3, Class XD, 1.44%, 2/15/50 (b)(d)		12,290	1,127,116
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (b)(d)		73,430	5,118,805
Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (b)(d)		42,790	766,369
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.54%, 4/10/29 (b)(c)(d)		84,430	3,613,604
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.92%, 5/10/58 (d)		20,095	2,211,286
Series 2016-C4, Class XB, 0.89%, 5/10/58 (d)		18,700	1,002,694
Citigroup Commercial Mortgage Trust:
Series 2013-SMP, Class XB, 0.35%, 1/12/30 (b)(d)		36,921	716
Series 2014-GC25, Class XE, 1.38%, 10/10/47 (b)(d)		8,520	575,172
Series 2015-P1, Class XA, 0.93%, 9/15/48 (d)		49,705	2,373,889
Series 2016-P3, Class XA, 1.87%, 4/15/49 (d)		29,599	3,096,221
Series 2017-P8, Class XA, 0.93%, 9/15/50 (d)		18,973	1,354,023
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 2/10/50 (d)		25,887	1,950,754
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.48%, 3/10/46 (d)		36,408	1,117,226
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (d)		183,488	9,062,067
Series 2015-CR25, Class XA, 1.10%, 8/10/48 (d)		80,184	4,526,574
Series 2016-DC2, Class XA, 1.22%, 2/10/49 (d)		39,267	2,555,425
Series 2017-COR2, Class XA, 1.19%, 9/10/50 (d)		20,970	1,947,484

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (b)(d)	USD	57,480	$1,715,623
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (b)(d)		39,860	2,319,625
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.19%, 9/15/37 (b)(d)		598,765	3,981,787
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (b)(d)		15,440	1,098,710
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (b)(d)		433,609	1,518,975
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.17%, 4/10/47 (d)		5,256	265,983
Series 2016-GS3, Class XA, 1.40%, 10/10/49 (d)		13,791	1,156,227
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.00%, 7/25/47		39,917	2,206,212
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class XA, 1.28%, 1/15/48 (d)		7,973	401,575
Series 2015-C27, Class XD, 0.50%, 2/15/48 (b)(d)		31,775	958,334
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(c)(d)		14,670	802,449
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.08%, 9/15/47 (d)		11,879	573,268
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (b)(d)		37,589	1,622,341
Series 2016-JP4, Class XA, 0.96%, 12/15/49 (d)		9,949	460,201
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (b)(d)		10,984	571,430
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XD, 1.34%, 12/15/47 (b)(d)		51,913	3,814,251
Series 2014-C19, Class XF, 1.34%, 12/15/47 (b)(c)(d)		13,486	830,225
Series 2015-C20, Class XA, 1.54%, 2/15/48 (d)		11,485	815,946
Series 2015-C21, Class XB, 0.45%, 3/15/48 (b)(d)		15,696	351,700
Series 2015-C22, Class XA, 1.29%, 4/15/48 (d)		109,046	6,552,295
Series 2015-C26, Class XA, 1.26%, 10/15/48 (d)		38,041	2,493,689
Series 2015-C26, Class XD, 1.50%, 10/15/48 (b)(d)		18,660	1,727,170
Series 2016-C28, Class XA, 1.44%, 1/15/49 (d)		12,108	942,922
Series 2016-C29, Class XA, 1.81%, 5/15/49 (d)		21,949	2,243,501
Series 2016-C29, Class XB, 1.12%, 5/15/49 (d)		29,800	2,176,714
Series 2016-C31, Class XA, 1.60%, 11/15/49 (d)		7,902	735,061

40	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.36%, 6/15/50 (b)(d)	USD	8,870	$1,397,114
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 5/10/39 (b)(d)		99,000	3,393,720
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 2/10/32 (b)(d)		152,049	901,651
Series 2017-1MKT, Class XNCP, 0.00%, 2/10/32 (b)(c)(d)		30,410	30,410
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.78%, 6/15/50 (d)		18,512	2,130,451
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.12%, 2/15/48 (d)		66,229	3,464,468
Series 2015-NXS1, Class XB, 0.49%, 5/15/48 (d)		13,786	444,684
Series 2016-BNK1, Class XB, 1.48%, 8/15/49 (d)		19,200	1,905,600
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (b)(d)		9,764	847,613
Series 2016-C33, 1.97%, 3/15/59 (d)		55,274	5,800,036
Series 2016-LC25, Class XA, 1.24%, 12/15/59 (d)		37,054	2,427,700
WF-RBS Commercial Mortgage Trust:
Series 2014-C20, Class XA, 1.30%, 5/15/47 (d)		17,493	866,466
Series 2014-C23, Class XA, 0.81%, 10/15/57 (d)		72,734	2,416,712

			117,998,862
Total Non-Agency Mortgage-Backed Securities — 8.0%			2,442,332,427

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.1%
BHP Billiton Finance Ltd., (5 yr. Euro Swap + 4.800%), 5.63%, 10/22/79 (k)	EUR	3,700	5,269,472
Macquarie Bank Ltd., (5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (k)(m)	USD	13,788	14,266,444
Origin Energy Finance Ltd., (5 yr. Euro Swap + 3.670%), 4.00%, 9/16/74 (k)	EUR	1,600	1,976,655
Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.888%), 5.00% (k)(m)	USD	17,475	17,456,111

			38,968,682
Austria — 0.1%
Erste Group Bank AG:
(5 yr. Euro Swap + 6.204%), 6.50% (k)(m)	EUR	200	262,983
(5 yr. Euro Swap + 9.020%), 8.88% (k)(m)		3,200	4,500,650
Raiffeisen Bank International AG, (12 yr. Euro Swap + 0.000%), 6.13% (k)(m)		16,400	20,279,518
RZB Finance Jersey IV Ltd., (3 mo. EURIBOR + 1.950%), 1.62% (k)(m)		900	1,063,930

			26,107,081
Belgium — 0.0%
Ethias SA, 5.00%, 1/14/26		2,800	3,638,594
KBC Group NV, (5 yr. Euro Swap + 4.759%), 5.63% (k)(m)		1,400	1,712,564

Preferred Securities		Par (000)	Value
Belgium (continued)
Solvay Finance SA:
(5 yr. Euro Swap + 4.889%), 5.12% (k)(m)	EUR	1,331	$1,769,259
(5 yr. Euro Swap + 3.700%), 5.43% (k)(m)		804	1,109,408
5.87% (m)		900	1,232,812

			9,462,637
Canada — 0.1%
TransCanada Trust:
(3 mo. LIBOR US + 4.640%), 5.88%, 8/15/76 (k)	USD	7,833	8,498,805
(3 mo. LIBOR US + 0.000%), 5.30%, 3/15/77 (k)		31,830	32,585,963

			41,084,768
China — 0.2%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (k)(m)		6,274	6,503,729
Huarong Finance 2017 Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.773%), 4.50% (k)(m)		3,998	4,099,349
Postal Savings Bank of China Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.630%), 4.50% (k)(m)		22,500	22,428,000
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (k)(m)		12,210	12,164,615
Yuzhou Properties Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.527%), 5.38% (k)(m)		8,800	8,767,000

			53,962,693
Denmark — 0.1%
Danske Bank A/S:
(6 yr. Euro Swap + 4.640%), 5.75% (k)(m)	EUR	800	1,012,574
(7 yr. Swap Semi 30/360 US + 0.000%), 6.13% (k)(m)	USD	15,875	17,036,669

			18,049,243
France — 0.1%
Credit Agricole SA, (5 yr. Euro Swap + 5.120%), 6.50% (k)(m)	EUR	1,377	1,810,557
Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13% (k)(m)		1,600	2,030,205
Groupama SA, (3 mo. EURIBOR + 5.770%), 6.38% (k)(m)		700	958,539
Orange SA:
(5 yr. Euro Swap + 3.361%), 4.00% (k)(m)		3,983	5,114,067
(5 yr. Euro Swap + 3.668%), 5.25% (k)(m)		2,110	2,878,373
(5 yr. GBP Swap + 3.353%), 5.75% (k)(m)	GBP	600	893,717
Société Générale SA:
(5 yr. Swap Semi 30/360 US + 6.238%), 7.38% (b)(k)(m)	USD	600	649,500
(3 mo. LIBOR GBP + 3.400%), 8.88% (k)(m)	GBP	700	981,972
Suez, (5 yr. Euro Swap + 0.000%), 2.88% (k)(m)	EUR	2,600	3,158,707
TOTAL SA:
(5 yr. Euro Swap + 0.000%), 2.63% (k)(m)		5,000	5,990,722
(5 yr. Euro Swap + 3.783%), 3.88% (k)(m)		2,270	2,938,122

			27,404,481

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
Germany — 0.3%
AT Securities BV:
(5 yr. Swap Semi 30/360 US + 3.546%), 5.25% (k)(m)	USD	7,750	$7,755,037
(5 yr. Swap Semi 30/360 US + 0.000%), 5.25% (k)(m)		5,250	5,234,460
Bertelsmann SE & Co KGaA, 3.00%, 4/23/75	EUR	2,000	2,352,346
Bertelsmann SE & Co. KGaA, (5 yr. Euro Swap + 0.000%), 3.50%, 4/23/75 (k)		6,000	7,266,247
Grand City Properties SA, (5 yr. Euro Swap + 3.888%), 3.75% (k)(m)		1,600	2,023,212
HSH Nordbank AG, 7.25% (m)	USD	9,316	2,608,480
LANXESS AG, (5 yr. Euro Swap + 4.510%), 4.50%, 12/06/76 (k)	EUR	750	975,837
RWE AG, (5 yr. Euro Swap + 2.643%), 2.75%, 4/21/75 (k)		1,300	1,575,641
Volkswagen International Finance NV:
(5 yr. Euro Swap + 0.000%), 2.70% (k)(m)		8,700	10,209,241
(10 yr. Euro Swap + 0.000%), 3.88% (k)(m)		39,800	46,686,562

			86,687,063
Hong Kong — 0.2%
Bank of East Asia Ltd.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%), 5.50% (k)(m)	USD	6,641	6,800,411
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (k)(m)		11,285	11,588,228
Hongkong & Shanghai Banking Corp. Ltd., (3 mo. LIBOR US + 0.000%), 1.50% (a)(m)		4,100	3,399,720
Industrial & Commercial Bank of China Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.135%), 4.25% (k)(m)		8,500	8,431,855
Nanyang Commercial Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.205%), 5.00% (k)(m)		17,100	17,100,154

			47,320,368
Ireland — 0.0%
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.339%), 7.38% (k)(m)	EUR	1,374	1,803,138
Bank of Ireland, (5 yr. Euro Swap + 0.000%), 7.38% (k)(m)		2,098	2,753,461

			4,556,599
Italy — 0.4%
Enel SpA:
(5 yr. Euro Swap + 5.242%), 6.50%, 1/10/74 (k)		907	1,149,160
(5 yr. Euro Swap + 3.648%), 5.00%, 1/15/75 (k)		1,200	1,537,364
(5 yr. GBP Swap + 5.662%), 7.75%, 9/10/75 (k)	GBP	957	1,464,796
Intesa Sanpaolo SpA:
(5 yr. Euro Swap + 6.884%), 7.00% (k)(m)	EUR	5,637	7,103,713
(5 yr. Swap Semi 30/360 US + 0.000%), 7.70% (b)(k)(m)	USD	10,103	10,545,006
(5 yr. Euro Swap + 7.192%), 7.75% (k)(m)	EUR	17,720	23,947,404
UniCredit SpA:
(5 yr. Euro Swap + 0.000%), 6.63% (k)(m)		42,500	52,286,804
(5 yr. Euro Swap + 6.100%), 6.75% (k)(m)		1,115	1,373,818
(5 yr. Euro Swap + 9.300%), 9.25% (k)(m)		15,836	21,734,494

			121,142,559

Preferred Securities		Par (000)	Value
Japan — 0.1%
Nippon Life Insurance Co., (USD Swap Rate 11:00 am NY 1 + 0.000%), 4.00%, 9/19/47 (b)(k)	USD	22,000	$21,780,000
SoftBank Group Corp.:
(USD Swap Rate 11:00 am NY 1 + 4.226%), 6.00% (k)(m)		14,908	15,042,172
(USD Swap Rate 11:00 am NY 1 + 4.854%), 6.88% (k)(m)		2,300	2,366,470

			39,188,642
Luxembourg — 0.0%
SES SA, (5 yr. Euro Swap + 0.000%), 4.63% (k)(m)	EUR	5,000	6,328,448
Netherlands — 0.2%
ABN AMRO Bank NV:
(5 yr. Euro Swap + 3.898%), 4.75% (k)(m)		39,300	46,633,275
(5 yr. Euro Swap + 5.452%), 5.75% (k)(m)		7,000	8,904,420
Cooperatieve Rabobank UA, (5 yr. Euro Swap + 6.697%), 6.63% (k)(m)		1,800	2,398,653
ING Groep NV, (5 yr. Swap Semi 30/360 US + 0.000%), 6.88% (k)(m)	USD	2,510	2,704,766
Koninklijke KPN NV:
(5 yr. Euro Swap + 5.202%), 6.13% (k)(m)	EUR	1,048	1,302,463
(5 yr. GBP Swap + 5.505%), 6.88%, 3/14/73 (k)	GBP	790	1,171,339
TenneT Holding BV, (5 yr. Euro Swap + 0.000%), 3.00%, 6/01/49 (k)		6,000	7,293,464

			70,408,380
Norway — 0.0%
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 5.080%), 6.50% (k)(m)	USD	375	401,698
Philippines — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (k)(m)		1,849	1,852,728
South Korea — 0.1%
Korean Air Lines Co. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 10.440%), 6.88%, 6/12/47 (k)		2,350	2,373,324
Woori Bank:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.306%), 4.50% (k)(m)		10,724	10,669,619
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (k)(m)		21,975	22,307,174

			35,350,117
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA:
(5 yr. Euro Swap + 0.000%), 6.75% (k)(m)	EUR	3,200	3,980,617
(5 yr. Euro Swap + 6.155%), 7.00% (k)(m)		400	492,850
(5 yr. Euro Swap + 9.177%), 8.88% (k)(m)		15,200	20,869,613
(5 yr. Swap Semi 30/360 US + 0.000%), 9.00% (k)(m)	USD	3,000	3,105,000
Banco Santander SA:
(5 yr. Euro Swap + 5.410%), 6.25% (k)(m)	EUR	1,400	1,704,290
(5 yr. Euro Swap + 6.803%), 6.75% (k)(m)		8,400	10,920,695

42	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
Spain (continued)
Bankia SA, (5 yr. Euro Swap + 0.000%), 6.00% (k)(m)	EUR	22,600	$26,844,345
CaixaBank SA, (5 yr. Euro Swap + 6.498%), 6.75% (k)(m)		40,000	50,175,629
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 3.079%), 3.38% (k)(m)		4,300	5,221,900
(8 yr. Euro Swap + 3.353%), 4.13% (k)(m)		1,100	1,403,996
Repsol International Finance BV:
(6 yr. Euro Swap + 3.560%), 3.88% (k)(m)		1,100	1,384,318
(10 yr. Euro Swap + 4.200%), 4.50%, 3/25/75 (k)		6,947	8,881,420
Telefonica Europe BV:
(5 yr. Euro Swap + 3.858%), 3.75% (k)(m)		1,500	1,865,755
(5 yr. Euro Swap + 3.806%), 4.20% (k)(m)		2,500	3,127,863
(10 yr. Euro Swap + 4.301%), 5.88% (k)(m)		600	817,279
(5 yr. Euro Swap + 5.038%), 6.50% (k)(m)		1,700	2,121,735
(5 yr. GBP Swap + 4.458%), 6.75% (k)(m)	GBP	1,400	2,077,667
(8 yr. Euro Swap + 5.586%), 7.63% (k)(m)	EUR	1,500	2,133,138

			147,128,110
Sweden — 0.1%
Skandinaviska Enskilda Banken AB, (5 yr. Swap Semi 30/360 US + 0.000%), 5.63% (k)(m)	USD	27,000	27,964,440
Swedbank AB, (5 yr. Swap Semi 30/360 US + 4.106%), 6.00% (k)(m)		1,200	1,273,332

			29,237,772
Switzerland — 0.4%
Credit Suisse Group AG:
(5 yr. Swap Semi 30/360 US + 0.000%), 6.25% (k)(m)		13,300	14,164,500
(5 yr. Swap Semi 30/360 US + 0.000%), 7.13% (k)(m)		41,200	44,444,500
(5 yr. Swap Semi 30/360 US + 0.000%), 7.50% (k)(m)		5,400	6,102,054
Demeter Investments BV for Swiss Re Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.63% (k)(m)		2,505	2,548,632
ELM BV for Helvetia Schweizerische Versich- erungsgesellschaft AG, (3 mo. EURIBOR + 0.000%), 3.38%, 9/29/47 (k)	EUR	5,225	6,461,005
UBS Group AG:
(5 yr. Euro Swap + 5.287%), 5.75% (k)(m)		1,489	1,972,470
(USD Swap Rate 11:00 am NY 1 + 0.000%), 6.88% (k)(m)	USD	7,142	7,668,723
(5 yr. Swap Semi 30/360 US + 4.866%), 7.00% (k)(m)		6,545	7,347,417
(5 yr. Swap Semi 30/360 US + 0.000%), 7.13% (k)(m)		11,600	12,328,155
(5 yr. Swap Semi 30/360 US + 0.000%), 7.13% (k)(m)		2,800	3,032,383

			106,069,839
United Kingdom — 0.6%
Barclays PLC:
(5 yr. GBP Swap + 6.462%), 7.25% (k)(m)	GBP	10,400	14,983,184
(5 yr. Swap Semi 30/360 US + 0.000%), 7.88% (k)(m)	USD	725	789,384
(5 yr. Euro Swap + 0.000%), 8.00% (k)(m)	EUR	9,400	12,480,125
Centrica PLC, (5 yr. Euro Swap + 0.000%), 3.00%, 4/10/76 (k)		4,000	4,879,565
HBOS Capital Funding LP, 6.85% (m)	USD	7,996	8,175,910
HSBC Bank Capital Funding Sterling 1 LP, (6 mo. LIBOR GBP + 1.760%), 5.84% (k)(m)	GBP	100	173,329
HSBC Holdings PLC:
(5 yr. Euro Swap + 0.000%), 4.75% (k)(m)	EUR	19,525	23,649,873

Preferred Securities		Par (000)	Value
United Kingdom (continued)
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (k)(m)	USD	71,680	$74,970,112
(5 yr. Euro Swap + 0.000%), 6.00% (k)(m)	EUR	4,640	6,183,193
(USD Swap Rate 11:00 am NY 1 + 0.000%), 6.38% (k)(m)	USD	1,400	1,485,838
National Westminster Bank PLC, (3mo. LIBOR + 0.25% %), 1.63% (a)(m)		4,300	3,641,657
Nationwide Building Society, 10.25% (d)(m)	GBP	10,834	22,575,397
Royal Bank of Scotland Group PLC:
(5 yr. Swap Semi 30/360 US + 5.800%), 7.50% (k)(m)	USD	500	523,625
(5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (k)(m)		900	997,875
Santander UK Group Holdings PLC, (5 yr. GBP Swap + 5.792%), 6.75% (k)(m)	GBP	675	983,642
SSE PLC, (5 yr. Swap Semi 30/360 US + 0.000%), 4.75%, 9/16/77 (k)	USD	2,900	3,008,553

			179,501,262
United States — 0.8%
Bank of America Corp., (3 mo. LIBOR US + 0.000%), 6.30% (k)(m)		15,084	17,044,920
Bank of New York Mellon Corp., (3 mo. LIBOR US + 3.131%), 4.63% (k)(m)		963	982,453
Dominion Energy, Inc., 2.58%, 7/01/20		2,200	2,218,358
Exelon Corp., 3.50%, 6/01/22		10,473	10,788,159
General Motors Financial Co., Inc., (3 mo. LIBOR US + 3.598%), 5.75% (k)(m)		9,430	9,771,837
JPMorgan Chase & Co., (3 mo. LIBOR US + 3.330%), 6.10% (k)(m)		54,327	59,962,883
NBCUniversal Enterprise, Inc., 5.25% (b)(m)		4,900	5,230,750
State Street Corp., (3 mo. LIBOR US + 1.000%), 2.32%, 6/15/47 (a)		11,190	10,208,637
U.S. Bancorp, (3 mo. LIBOR US + 2.910%), 5.30% (k)(m)		34,131	37,202,790
Viacom, Inc., (3 mo. LIBOR US + 0.000%), 5.88%, 2/28/57 (k)		4,900	4,900,000
Wells Fargo & Co., (3 mo. LIBOR US + 3.110%), 5.90% (k)(m)		81,524	88,759,255

			247,070,042
Total Capital Trusts — 4.4%			1,337,283,212

Preferred Stocks		Shares	Value
France — 0.0%
NEXANS SA, 2.50%		22,094	2,046,718
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (c)(g)		24,318	632,308
Novartex Holding Luxembourg SCA, 0.00% (c)(g)(m)		94	—

			632,308
Total Preferred Stocks — 0.0%			2,679,026
Total Preferred Securities — 4.4%			1,339,962,238

Taxable Municipal Bonds		Par (000)	Value
Adams & Weld Counties School District No. 27J Brighton, CO GO, 5.00%, 12/01/42	USD	4,420	5,185,632
Alamo Community College District GO:
5.00%, 8/15/30 (t)		3,010	3,672,802

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
5.00%, 8/15/31 (t)	USD	3,010	$3,651,943
5.00%, 8/15/34 (t)		3,980	4,756,259
5.00%, 8/15/35 (t)		3,360	3,999,408
5.00%, 8/15/36 (t)		4,390	5,204,696
5.00%, 8/15/37 (t)		4,265	5,040,462
5.00%, 8/15/38 (t)		4,185	4,934,157
American Municipal Power, Inc. RB, 6.45%, 2/15/44		2,545	3,408,137
Arizona Health Facilities Authority RB, 1.71%, 1/01/37 (d)		8,040	7,092,727
Bay Area Toll Authority RB:
6.92%, 4/01/40 (p)		12,435	17,663,917
7.04%, 4/01/50		7,965	12,244,833
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		4,765	5,323,696
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		12,760	12,207,492
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		3,535	4,175,966
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		9,730	10,447,101
California State Public Works Board RB, 8.36%, 10/01/34		7,255	11,050,743
Central Texas Regional Mobility Authority RB:
5.00%, 1/01/45		2,575	2,859,229
5.00%, 1/01/46		3,715	4,148,058
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		2,060	2,289,525
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		2,560	2,930,355
Chino Valley Unified School District GO, 5.25%, 8/01/47		6,960	8,364,250
City & County of Honolulu, HI GO, 5.00%, 9/01/41		2,540	2,987,421
City of Aurora, CO Water Revenue RB, 5.00%, 8/01/46		4,850	5,634,827
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 1.47%, 7/01/32 (d)		5,685	5,176,988
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	4,015,581
City of Houston, TX Combined Utility System Revenue RB, 5.00%, 11/15/35		3,310	3,895,771
City of Hutto, TX GO AGM, 5.00%, 8/01/57 (t)		2,870	3,277,856
City of Los Angeles Department of Airports RB, 5.00%, 5/15/47		3,570	4,105,107
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		3,805	5,753,122
Clark County School District GO:
5.00%, 6/15/23		2,855	3,354,682
5.00%, 6/15/24		2,415	2,885,611
5.00%, 6/15/26		4,720	5,717,430
5.00%, 6/15/27		3,040	3,659,613
5.00%, 6/15/28		2,935	3,512,168
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		2,745	2,934,323
Commonwealth Financing Authority RB, 4.14%, 6/01/38		5,165	5,401,505
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (g)(l)		42,685	20,702,225
Connecticut State Health & Educational Facility Authority RB:
5.00%, 7/01/45		6,375	7,134,071
5.00%, 7/01/45		4,850	5,271,465
Contra Costa Community College District GO, 6.50%, 8/01/34		3,205	4,125,252
County of Clark Department of Aviation RB, 5.00%, 7/01/21		4,790	5,401,731

Taxable Municipal Bonds		Par (000)	Value
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24	USD	7,250	$7,089,413
3.35%, 10/01/29		1,485	1,475,407
3.45%, 10/01/30		2,725	2,722,765
3.50%, 10/01/31		2,555	2,550,503
5.00%, 10/01/40		4,420	5,108,901
County of Miami-Dade, FL GO:
5.00%, 7/01/34		3,000	3,514,290
5.00%, 7/01/35		3,090	3,609,275
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		4,965	5,749,917
5.00%, 12/01/46		6,590	7,585,090
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		3,440	3,779,253
Series A, 5.00%, 11/01/43		4,170	4,508,270
District of Columbia RB:
5.00%, 7/15/34		3,280	3,763,603
5.59%, 12/01/34		7,605	9,459,479
5.00%, 7/15/35		3,280	3,753,206
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/52		9,820	11,280,529
Dutchess County Local Development Corp. RB, 5.00%, 7/01/46		8,275	9,256,663
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 6/01/45		3,560	4,212,833
Geisinger Authority RB, 5.00%, 2/15/45		5,320	6,053,362
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		12,660	12,565,556
5.75%, 6/01/47		2,325	2,325,000
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		2,550	2,627,035
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		2,535	3,073,383
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		2,685	3,159,090
3.65%, 8/15/57		7,730	7,663,754
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		2,910	3,160,144
Los Angeles Community College District GO, 6.60%, 8/01/42		8,230	11,886,342
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		4,505	6,747,274
Maryland Economic Development Corp. RB, 5.00%, 3/31/41		3,325	3,701,889
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		4,105	4,780,437
Massachusetts Bay Transportation Authority RB:
5.00%, 7/01/39 (t)		2,530	2,986,488
5.00%, 7/01/40 (t)		2,660	3,137,470
5.00%, 7/01/41 (t)		2,770	3,254,362
5.00%, 7/01/41 (t)		2,350	2,754,412
5.00%, 7/01/42 (t)		2,920	3,427,905
5.00%, 7/01/42 (t)		2,350	2,750,088
5.00%, 7/01/43 (t)		2,350	2,745,764
5.00%, 7/01/44 (t)		2,350	2,741,440
5.00%, 7/01/45 (t)		2,350	2,739,277
Massachusetts Clean Water Trust RB:
5.00%, 2/01/27		2,790	3,435,243
5.00%, 2/01/28		4,035	4,937,508
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		6,715	7,564,918
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		3,250	3,628,853
Mesquite Independent School District GO PSF, 5.00%, 8/15/42		4,460	5,180,736

44	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 7/01/46	USD	5,000	$5,557,150
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		4,830	6,674,625
5.00%, 11/15/42		4,350	5,068,707
5.25%, 11/15/57		5,945	7,006,301
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		4,495	6,517,256
5.00%, 10/01/53		3,400	3,669,518
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB AGC, 0.00%, 10/01/39 (e)		2,460	1,045,426
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		5,095	5,604,398
Michigan Finance Authority RB:
5.00%, 6/01/39		4,160	4,670,224
5.00%, 11/15/41		2,620	2,920,357
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		4,590	5,007,001
Municipal Electric Authority of Georgia RB, 5.00%, 1/01/20		4,660	5,033,266
New Jersey Economic Development Authority RB, 5.00%, 6/15/38		5,000	5,658,400
New Jersey Educational Facilities Authority RB:
5.00%, 7/01/27		2,060	2,493,445
5.00%, 7/01/28		1,000	1,197,970
5.00%, 7/01/30		1,000	1,184,300
5.00%, 7/01/31		1,000	1,177,280
5.00%, 7/01/33		1,000	1,163,430
5.00%, 7/01/34		1,000	1,154,300
New Jersey Transportation Trust Fund Authority RB:
5.00%, 6/15/27		4,600	5,194,780
5.00%, 6/15/29		3,670	4,090,986
New Orleans Aviation Board RB, 5.00%, 1/01/48		1,255	1,415,364
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		2,650	3,069,681
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		3,825	3,635,509
3.05%, 5/01/27		12,445	12,373,068
5.00%, 8/01/31		1,760	2,106,949
5.00%, 2/01/35		2,945	3,442,852
5.00%, 5/01/36		2,810	3,288,318
New York City Water & Sewer System RB:
5.75%, 6/15/41		5,525	7,344,548
5.00%, 6/15/47		20,875	24,340,459
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		2,670	3,067,056
5.00%, 11/15/46		6,730	7,739,567
New York State Dormitory Authority RB:
5.00%, 2/15/27		2,660	3,288,452
5.00%, 2/15/28		2,660	3,255,547
5.00%, 3/15/29		9,920	12,156,861
5.00%, 2/15/31		2,300	2,751,145
5.00%, 3/15/32		4,330	5,141,399
New York State Urban Development Corp. RB:
2.86%, 3/15/24		15,055	15,187,635
3.12%, 3/15/25		7,650	7,831,381
5.00%, 3/15/27		4,910	6,017,009
5.00%, 3/15/28		4,775	5,796,181
New York Transportation Development Corp. RB:
5.00%, 8/01/20		6,000	6,436,380

Taxable Municipal Bonds		Par (000)	Value
5.00%, 7/01/41	USD	945	$1,041,522
5.00%, 7/01/46		2,430	2,668,626
5.25%, 1/01/50		9,140	10,156,551
Northwest Independent School District GO PSF, 5.00%, 2/15/42		6,100	7,036,716
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		11,590	16,410,397
Oregon School Boards Association GO, 5.49%, 6/30/23		8,700	10,042,671
Oregon School Boards Association GO AMBAC, 4.76%, 6/30/28		12,680	14,006,962
Oxnard School District GO BAM, 5.00%, 8/01/45		3,370	3,912,368
Palm Beach County School District GO, 5.00%, 8/01/26		12,840	15,728,358
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		3,000	3,436,890
5.00%, 12/31/34		2,095	2,353,565
5.00%, 12/31/38		3,440	3,814,994
Pennsylvania Turnpike Commission RB:
5.00%, 6/01/42		2,210	2,489,587
5.25%, 6/01/47		2,210	2,544,506
Port Authority of New York & New Jersey RB:
5.00%, 11/15/47		2,240	2,569,661
4.46%, 10/01/62		10,250	11,454,887
4.81%, 10/15/65		5,135	6,022,893
Princeton Independent School District GO PSF, 5.25%, 2/15/47		6,145	7,316,790
Public Power Generation Agency RB, 5.00%, 1/01/35		2,790	3,209,783
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		11,840	16,385,968
Richardson Independent School District GO PSF, 5.00%, 2/15/42		4,460	5,155,626
Royal Oak Hospital Finance Authority RB, 5.00%, 9/01/39		4,280	4,723,922
Salt Lake City Corp. Airport Revenue RB:
5.00%, 7/01/47		8,740	9,985,974
5.00%, 7/01/47		3,020	3,527,028
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/36		3,405	3,977,687
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 5/15/39		3,535	4,142,101
San Francisco City & County Airport Comm-San Francisco International Airport RB:
5.00%, 5/01/41		4,960	5,673,744
5.00%, 5/01/46		4,040	4,595,217
South Carolina Ports Authority RB, 5.00%, 7/01/45		4,000	4,404,240
South Carolina Public Service Authority RB:
2.39%, 12/01/23		7,835	7,328,781
5.00%, 12/01/46		2,210	2,420,016
5.00%, 12/01/49		4,980	5,439,803
5.00%, 12/01/50		4,980	5,468,040
State Board of Administration Finance Corp. RB, 3.00%, 7/01/20		9,995	10,187,304
State of California GO:
5.00%, 9/01/27		2,920	3,598,520
7.50%, 4/01/34		9,165	13,323,161
7.55%, 4/01/39		4,840	7,442,952
7.30%, 10/01/39		2,620	3,843,750
7.35%, 11/01/39		4,170	6,125,730
State of Georgia GO:
5.00%, 7/01/26		2,640	3,297,254
5.00%, 2/01/28		5,000	6,240,050
5.00%, 2/01/29		5,000	6,202,100

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
5.00%, 2/01/30	USD	5,000	$6,169,150
5.00%, 2/01/31		5,000	6,119,150
5.00%, 2/01/32		5,000	6,086,350
State of Kansas Department of Transportation RB, 5.00%, 9/01/35		2,500	2,940,725
State of Maryland GO:
5.00%, 3/15/27		6,085	7,640,630
5.00%, 3/15/28		3,810	4,751,984
State of Ohio GO:
5.00%, 5/01/27		4,965	6,063,705
5.00%, 5/01/30		3,350	4,036,013
5.00%, 3/15/32		6,760	7,960,982
5.00%, 5/01/32		4,495	5,373,638
5.00%, 5/01/34		3,070	3,634,727
5.00%, 5/01/35		3,070	3,630,060
5.00%, 5/01/36		7,370	8,692,031
5.00%, 5/01/37		5,625	6,621,244
State of Washington GO:
5.00%, 7/01/28		2,985	3,556,926
5.00%, 8/01/28		3,035	3,700,302
5.00%, 8/01/29		3,035	3,686,736
5.00%, 8/01/30		3,035	3,668,738
5.00%, 7/01/31		4,000	4,758,040
5.00%, 8/01/40 (t)		6,310	7,415,954
5.00%, 8/01/40 (t)		2,980	3,502,305
5.00%, 8/01/41 (t)		6,870	8,067,716
5.00%, 8/01/41 (t)		3,130	3,675,684
5.00%, 8/01/42 (t)		7,500	8,793,600
5.00%, 8/01/42 (t)		3,320	3,892,634
State of Wisconsin RB, 3.15%, 5/01/27		12,780	12,853,741
Sumter Landing Community Development District RB, 4.17%, 10/01/47		2,555	2,684,947
Tampa-Hillsborough County Expressway Authority RB, 5.00%, 7/01/47		7,210	8,288,832
Texas A&M University RB:
2.76%, 5/15/26		13,425	13,338,946
2.84%, 5/15/27		5,965	5,937,442
Texas Private Activity Bond Surface Transportation Corp. RB:
5.00%, 12/31/50		4,095	4,449,136
5.00%, 12/31/55		3,580	3,876,424
Texas Water Development Board RB:
5.00%, 10/15/40		4,240	4,927,558
5.00%, 10/15/45		3,645	4,213,292
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		9,895	9,656,234
Tobacco Settlement Financing Corp. RB:
5.00%, 6/01/41		5,100	4,959,648
6.71%, 6/01/46		10,350	9,469,111
TSASC, Inc. RB, 5.00%, 6/01/41		4,460	4,932,582
United Independent School District GO PSF, 5.00%, 8/15/47		2,970	3,464,446
University of California RB, 3.06%, 7/01/25		4,795	4,917,560
University of Delaware RB, 5.87%, 11/01/40		7,500	9,448,050
University of Houston RB:
5.00%, 2/15/33		2,730	3,204,611
5.00%, 2/15/34		2,555	2,984,547
5.00%, 2/15/35		5,685	6,626,891
5.00%, 2/15/36		6,840	7,945,481
University of Massachusetts Building Authority RB:
5.00%, 11/01/31		3,560	4,216,642
5.00%, 11/01/39		5,000	5,692,750
University of New Mexico RB, 5.00%, 6/01/47		4,350	5,016,289
University of Virginia RB:
5.00%, 4/01/44		5,190	6,132,400

Taxable Municipal Bonds		Par (000)	Value
5.00%, 4/01/46	USD	4,835	$5,704,091
4.18%, 9/01/99		6,575	6,582,233
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		4,165	4,948,145
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19		2,840	3,008,100
5.00%, 6/01/20		3,065	3,345,601
5.00%, 6/01/21		3,050	3,412,340
5.00%, 6/01/22		3,335	3,806,569
5.00%, 6/01/23		2,765	3,206,073
5.00%, 6/01/24		2,955	3,478,124
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		2,350	2,561,876
Total Taxable Municipal Bonds — 4.1%			1,269,256,176

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.5%
Fannie Mae:
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + %), 7.24%, 9/25/28 (a)		2,186	2,532,648
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + %), 5.49%, 1/25/29-4/25/29 (a)		25,559	28,081,984
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + %), 6.99%, 7/25/29 (a)		4,911	5,453,534
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + %), 4.79%, 7/25/29 (a)		9,138	9,636,887
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + %), 6.09%, 10/25/29 (a)		7,590	7,830,738
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + %), 4.24%, 10/25/29 (a)		807	831,465
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + %), 4.09%, 11/25/29 (a)		4,263	4,321,189
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + %), 4.84%, 1/25/30 (a)		10,220	9,518,494
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + %), 3.44%, 1/25/30 (a)		5,969	5,891,812
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + %), 12.74%, 1/25/25 (a)		1,504	2,009,777
Series 2015-HQ2, Class B, (1 mo. LIBOR US + %), 9.19%, 5/25/25 (a)		1,603	1,774,444
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + %), 5.04%, 3/25/29 (a)		9,070	9,801,359
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + %), 4.49%, 7/25/29 (a)		9,410	9,834,260
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + %), 6.39%, 10/25/29 (a)		6,110	6,461,669
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + %), 4.69%, 10/25/29 (a)		11,303	11,951,375
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + %), 5.68%, 3/25/30 (a)		10,380	10,508,128
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + %), 3.73%, 3/25/30 (a)		20,290	20,351,028
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + %), 4.78%, 8/25/29 (a)		1,050	1,102,552
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + %), 3.89%, 12/25/29 (a)		7,894	7,923,470

			155,816,813
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2017-M7, Class A2, 2.96%, 2/25/27 (d)		8,990	9,065,727
Series 2017-M8, Class A2, 3.06%, 5/25/27 (d)		27,338	27,746,236

46	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac:
Series K058, Class A2, 2.65%, 8/25/26	USD	3,140	$3,108,403
Series K059, Class A2, 3.12%, 9/25/26 (d)		12,790	13,115,995
Series K060, Class A2, 3.30%, 10/25/26		6,030	6,254,173
Series K061, Class A2, 3.35%, 11/25/26 (d)		11,060	11,521,518
Series K062, Class A2, 3.41%, 12/25/26		621	649,603
Series K063, Class A2, 3.43%, 1/25/27 (d)		4,160	4,358,114
Series K065, Class A2, 3.24%, 4/25/27		14,182	14,643,322
Series K067, Class A2, 3.19%, 7/25/27		4,870	4,999,113

			95,462,204
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2016-M4, Class X2, 2.69%, 1/25/39 (d)		36,702	4,346,759
Freddie Mac:
Series K044, Class X1, 0.88%, 1/25/25 (d)		42,056	1,898,136
Series K045, Class X1, 0.58%, 1/25/25 (d)		76,652	2,185,597
Series K056, Class X1, 1.40%, 5/25/26 (d)		28,821	2,524,586
Series K064, Class X1, 0.75%, 3/25/27 (d)		71,458	3,503,403
Series K065, Class X1, 0.82%, 4/25/27 (d)		124,782	6,809,694
Series K718, Class X1, 0.77%, 1/25/22 (d)		27,694	641,513
Series K721, Class X1, 0.46%, 8/25/22 (d)		52,845	735,836
Series KC01, Class X1, 0.85%, 12/25/22 (d)		124,557	2,946,845
Series KW01, Class X1, 1.12%, 1/25/26 (d)		71,767	4,465,164
Series KW03, Class X1, 0.85%, 6/25/27 (d)		20,655	1,256,014
Ginnie Mae:
Series 2009-80, Class IO, 0.75%, 9/16/51 (d)		6,429	423,052
Series 2012-120, Class IO, 0.79%, 2/16/53 (d)		15,157	702,746
Series 2012-23, Class IO, 0.80%, 6/16/53 (d)		12,348	375,602
Series 2013-145, Class SI, (1 mo. LIBOR US + %), 5.02%, 4/16/40 (a)		21,530	1,945,416
Series 2013-191, Class IO, 0.76%, 11/16/53 (d)		8,085	303,286
Series 2014-112, Class IO, 1.06%, 1/16/48 (d)		22,095	1,245,779
Series 2014-40, Class AI, 1.00%, 2/16/39		38,865	906,712
Series 2014-52, Class AI, 0.83%, 8/16/41		28,294	691,786
Series 2016-110, Class IO, 1.04%, 5/16/58 (d)		19,020	1,529,813
Series 2016-119, Class IO, 1.13%, 10/16/52 (d)		29,676	2,359,387
Series 2016-125, Class IO, 1.06%, 12/16/57 (d)		28,301	2,181,245
Series 2016-152, Class IO, 0.98%, 8/15/58 (d)		54,210	4,317,989
Series 2016-158, Class IO, 0.91%, 6/16/58 (d)		20,120	1,544,035

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-87, Class IO, 1.01%, 8/16/58 (d)	USD	28,914	$2,155,487
Series 2017-100, Class IO, 0.81%, 5/16/59 (d)		23,711	1,713,025
Series 2017-111, Class IO, 0.74%, 2/16/59 (d)		68,697	5,252,583
Series 2017-69, Class IO, 0.80%, 7/16/59 (d)		15,302	1,119,909
Series 2017-86, Class IO, 0.77%, 5/16/59 (d)		16,348	1,181,477

			61,262,876
Mortgage-Backed Securities — 57.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 3/01/22-10/01/32 (o)(u)		3,263,956	3,289,116,136
3.00%, 12/01/25-10/01/47 (o)(u)		1,233,469	1,252,747,747
6.00%, 3/01/38		3	3,896
4.50%, 11/01/39-10/01/47 (u)		973,589	1,045,107,375
4.00%, 12/01/40-10/01/47 (u)		4,985,671	5,259,554,534
3.50%, 1/01/42-10/01/47 (u)(v)		2,797,499	2,891,221,527
Freddie Mac Mortgage-Backed Securities:
3.00%, 12/01/26-3/01/32 (o)		133,650	137,591,755
2.50%, 6/01/27-7/01/32 (o)		513,576	520,089,416
4.00%, 1/01/40-10/01/47 (o)(u)(v)		1,059,189	1,120,226,751
3.50%, 10/01/41-10/01/47 (o)(u)		1,193,344	1,232,625,499
Ginnie Mae Mortgage-Backed Securities, 4.00%, 2/21/47-10/15/47 (o)(u)		746,748	788,430,562

			17,536,715,198
Total U.S. Government Sponsored Agency Securities — 58.5%			17,849,257,091

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.75%, 8/15/47 (o)		100,525	98,341,723
U.S. Treasury Inflation Indexed Bonds, 0.88%, 2/15/47 (p)		39,306	38,733,719
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-4/15/20 (o)(p)		3,023,335	3,034,852,794
0.38%, 1/15/27		38,924	38,453,920
U.S. Treasury Notes:
1.38%, 9/30/19		42,095	42,007,850
1.88%, 8/31/24 (o)		224,105	220,113,130
Total U.S. Treasury Obligations — 11.4%			3,472,503,136
Total Long-Term Investments (Cost — $45,693,475,501) — 151.1%			46,108,676,671

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 4.7%(w)
Barclays Bank PLC, (2.75)%, Open (x) (Purchased on 6/30/17 to be repurchased at EUR 1,412,760, collateralized by New Areva Holding SA, 4.38% due at 11/06/19, par and fair value of EUR 1,300,000 and $1,648,623, respectively)	EUR	1,422	1,681,161

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
Barclays Bank PLC, (1.68)%, Open (x) (Purchased on 2/13/17 to be repurchased at EUR 10,549,436, collateralized by Portugal Obrigacoes do Tesouro OT, 4.45% due at 6/15/18, par and fair value of EUR 9,800,000 and $11,966,401, respectively)	EUR	10,663	$12,602,399
Barclays Bank PLC, (0.60)%, Open (x) (Purchased on 2/07/17 to be repurchased at EUR 12,614,426, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 10,000,000 and $14,876,492, respectively)		12,664	14,967,279
Barclays Bank PLC, (0.60)%, Open (x) (Purchased on 2/13/17 to be repurchased at EUR 10,991,147, collateralized by Portugal Obrigacoes do Tesouro OT, 4.75% due at 6/14/19, par and fair value of EUR 9,800,000 and $12,522,063, respectively)		11,033	13,039,915
Barclays Bank PLC, 0.70%, Open (x) (Purchased on 2/06/17 to be repurchased at EUR 5,739,910, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 4,500,000 and $6,694,421, respectively)		5,714	6,753,104
Barclays Bank PLC, 2.75%, Open (x) (Purchased on 1/26/17 to be repurchased at $1,807,447, collateralized by Bank of Communications Co. Ltd., 5.00% (m), par and fair value of USD 1,700,000 and $1,743,350, respectively)	USD	1,774	1,774,375
Barclays Capital, Inc., (2.00)%, Open (x) (Purchased on 6/07/17 to be repurchased at $9,283,952, collateralized by Transocean, Inc., 5.80% due at 10/15/22, par and fair value of USD 9,900,000 and $9,726,750, respectively)		9,343	9,343,125
Barclays Capital, Inc., (0.50)%, Open (x) (Purchased on 7/14/17 to be repurchased at $11,721,278, collateralized by CF Industries, Inc., 3.45% due at 6/01/23, par and fair value of USD 12,400,000 and $12,245,000, respectively)		11,734	11,733,500
Barclays Capital, Inc., 0.50%, 10/2/17 (Purchased on 9/29/17 to be repurchased at $5,205,986, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/22, par and fair value of USD 5,265,000 and $5,192,606, respectively)		5,206	5,205,769
Barclays Capital, Inc., 0.75%, Open (x) (Purchased on 6/01/17 to be repurchased at $14,511,148, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 14,350,000 and $14,411,972, respectively)		14,476	14,475,563
Barclays Capital, Inc., 0.75%, Open (x) (Purchased on 8/16/17 to be repurchased at $1,654,590, collateralized by Seagate HDD Cayman, 4.75% due at 6/01/23, par and fair value of USD 1,580,000 and $1,601,393, respectively)		1,653	1,653,075
Barclays Capital, Inc., 0.75%, Open (x) (Purchased on 8/21/17 to be repurchased at $3,151,684, collateralized by Level 3 Financing, Inc., 5.38% due at 5/01/25, par and fair value of USD 2,950,000 and $3,032,969, respectively)		3,149	3,149,125

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
Barclays Capital, Inc., 0.75%, Open (x) (Purchased on 9/14/17 to be repurchased at $7,057,997, collateralized by Target Corp., 3.63% due at 4/15/46, par and fair value of USD 7,516,000 and $7,071,850, respectively)	USD	7,056	$7,055,645
Barclays Capital, Inc., 0.75%, Open (x) (Purchased on 9/20/17 to be repurchased at $2,719,316, collateralized by Uniti Group, Inc./CSL Capital LLC, 8.25% due at 10/15/23, par and fair value of USD 2,900,000 and $2,566,500, respectively)		2,719	2,718,750
Barclays Capital, Inc., 0.79%, 10/16/17 (Purchased on 9/18/17 to be repurchased at $298,676,861, collateralized by U.S. Treasury Notes, 1.38% due at 9/15/20, par and fair value of USD 300,000,000 and $297,925,782, respectively)		298,500	298,500,000
BNP Paribas Securities Corp., (0.95)%, Open (x) (Purchased on 2/10/17 to be repurchased at EUR 14,667,167, collateralized by Portugal Obrigacoes do Tesouro OT, 2.88% due at 7/21/26, par and fair value of EUR 15,725,000 and $19,620,287, respectively)	EUR	14,756	17,440,421
BNP Paribas Securities Corp., 0.16%, Open (x) (Purchased on 11/04/16 to be repurchased at GBP 23,399,285, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 13,689,000 and $28,727,195, respectively)	GBP	23,365	31,309,353
BNP Paribas Securities Corp., 0.17%, Open (x) (Purchased on 11/11/16 to be repurchased at GBP 1,961,519, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 1,187,000 and $2,490,991, respectively)		1,959	2,624,453
BNP Paribas Securities Corp., 0.56%, 10/10/17 (Purchased on 9/07/17 to be repurchased at $150,074,667, collateralized by U.S. Treasury Notes, 1.63% due at 8/31/22, par and fair value of USD 150,000,000 and $147,937,500, respectively)	USD	150,000	150,000,000
BNP Paribas Securities Corp., 1.02%, 10/2/17 (Purchased on 9/29/17 to be repurchased at $25,005,875, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/47, par and fair value of USD 24,100,000 and $24,798,524, respectively)		25,004	25,003,750
Citigroup Global Markets Limited, 0.15%, Open (x) (Purchased on 5/26/17 to be repurchased at $721,123, collateralized by Barclays Bank PLC, 7.63% due at 11/21/22, par and fair value of USD 613,000 and $704,184, respectively)		721	720,753
Citigroup Global Markets, Inc., (1.50)%, Open (x) (Purchased on 9/08/17 to be repurchased at $3,853,620, collateralized by Sanchez Energy Corp., 6.13% due at 1/15/23, par and fair value of USD 4,921,000 and $4,207,455, respectively)		3,857	3,856,834

48	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
Citigroup Global Markets, Inc., (0.17)%, Open (x) (Purchased on 9/28/17 to be repurchased at $245,144,715, collateralized by U.S. Treasury Notes, 1.38% due at 9/15/20, par and fair value of USD 246,690,000 and $244,984,371, respectively)	USD	245,148	$245,148,187
Citigroup Global Markets, Inc., 0.25%, Open (x) (Purchased on 6/20/17 to be repurchased at $2,104,465, collateralized by Ally Financial, Inc., 5.13% due at 9/30/24, par and fair value of USD 1,970,000 and $2,133,510, respectively)		2,103	2,102,975
Citigroup Global Markets, Inc., 0.60%, Open (x) (Purchased on 4/24/17 to be repurchased at $18,859,533, collateralized by Walt Disney Co., 4.13% due at 6/01/44, par and fair value of USD 18,000,000 and $18,871,153, respectively)		18,810	18,810,000
Citigroup Global Markets, Inc., 0.65%, Open (x) (Purchased on 9/13/17 to be repurchased at $5,790,464, collateralized by Target Corp., 3.63% due at 4/15/46, par and fair value of USD 6,150,000 and $5,786,572, respectively)		5,789	5,788,687
Citigroup Global Markets, Inc., 0.75%, Open (x) (Purchased on 8/14/17 to be repurchased at $1,792,466, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80% due at 7/21/23, par and fair value of USD 1,900,000 and $1,812,205, respectively)		1,791	1,790,750
Citigroup Global Markets, Inc., 0.80%, Open (x) (Purchased on 6/08/17 to be repurchased at $2,039,042, collateralized by Dollar General Corp., 3.88% due at 4/15/27, par and fair value of USD 1,970,000 and $2,047,483, respectively)		2,034	2,034,025
Citigroup Global Markets, Inc., 0.80%, Open (x) (Purchased on 7/31/17 to be repurchased at $4,775,459, collateralized by Anadarko Petroleum Corp., 6.60% due at 3/15/46, par and fair value of USD 3,785,000 and $4,686,072, respectively)		4,769	4,769,100
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 4/03/17 to be repurchased at $13,287,924, collateralized by Ford Motor Credit Co. LLC, 4.39% due at 1/08/26, par and fair value of USD 12,800,000 and $13,313,769, respectively)		13,232	13,232,000
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 6/01/17 to be repurchased at $14,497,906, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 14,350,000 and $14,411,972, respectively)		14,458	14,457,625
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 6/29/17 to be repurchased at $10,144,978, collateralized by Hanesbrands, Inc., 4.88% due at 5/15/26, par and fair value of USD 9,900,000 and $10,283,625, respectively)		10,123	10,122,750
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 8/01/17 to be repurchased at $5,694,459, collateralized by Seagate HDD Cayman, 4.75% due at 1/01/25, par and fair value of USD 5,810,000 and $5,655,872, respectively)		5,687	5,686,537

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 8/03/17 to be repurchased at $20,277,731, collateralized by Comcast Corp., 4.75% due at 3/01/44, par and fair value of USD 18,000,000 and $20,121,806, respectively)	USD	20,250	$20,250,000
Citigroup Global Markets, Inc., 0.85%, Open (x) (Purchased on 9/01/17 to be repurchased at $15,121,045, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 15,150,000 and $15,202,116, respectively)		15,112	15,112,125
Credit Suisse Securities (USA) LLC, 0.60%, Open (x) (Purchased on 6/15/17 to be repurchased at $3,126,766, collateralized by United Rentals North America, Inc., 5.88% due at 9/15/26, par and fair value of USD 2,890,000 and $3,139,263, respectively)		3,121	3,121,200
Deutsche Bank AG, (0.60)%, Open (x) (Purchased on 1/31/17 to be repurchased at EUR 25,200,358, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 19,500,000 and $29,009,160, respectively)	EUR	25,302	29,904,252
Deutsche Bank AG, 0.12%, Open (x) (Purchased on 6/09/17 to be repurchased at GBP 5,483,103, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/46, par and fair value of GBP 3,210,000 and $6,736,379, respectively)	GBP	5,481	7,344,630
J.P. Morgan Securities LLC, 0.80%, 10/16/17 (Purchased on 9/18/17 to be repurchased at $298,679,100, collateralized by U.S. Treasury Notes, 1.38% due at 9/15/20, par and fair value of USD 300,000,000 and $297,925,782, respectively)	USD	298,500	298,500,000
J.P. Morgan Securities PLC, (5.00)%, Open (x) (Purchased on 9/15/17 to be repurchased at EUR 297,730, collateralized by Monitchem HoldCo 2 SA, 6.88% due at 6/15/22, par and fair value of EUR 300,000 and $330,209, respectively)	EUR	298	352,522
J.P. Morgan Securities PLC, (1.65)%, Open (x) (Purchased on 7/11/17 to be repurchased at EUR 1,551,086, collateralized by Saipem Finance International BV, 3.75% due at 9/08/23, par and fair value of EUR 1,400,000 and $1,744,250, respectively)		1,557	1,839,965
J.P. Morgan Securities PLC, (1.20)%, Open (x) (Purchased on 12/12/16 to be repurchased at EUR 8,506,258, collateralized by Portugal Obrigacoes do Tesouro OT, 2.88% due at 7/21/26, par and fair value of EUR 8,260,000 and $10,306,110, respectively)		8,589	10,151,622
J.P. Morgan Securities PLC, (1.10)%, Open (x) (Purchased on 4/18/17 to be repurchased at EUR 448,990, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 400,000 and $480,032, respectively)		451	533,347
J.P. Morgan Securities PLC, 0.00%, Open (x) (Purchased on 7/07/17 to be repurchased at $1,943,020, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (m), par and fair value of USD 1,700,000 and $1,771,043, respectively)	USD	1,943	1,943,020

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
Nomura International PLC, (0.30)%, Open (x) (Purchased on 9/28/17 to be repurchased at JPY 2,902,102,548, collateralized by Government of Japan (20-Year Bond), 0.60% due at 9/20/37, par and fair value of JPY 2,900,000,000 and $25,829,007, respectively)	JPY	2,902,030	$25,790,091
RBC Capital Markets, LLC, (0.50)%, Open (x) (Purchased on 7/11/17 to be repurchased at $7,022,189, collateralized by CF Industries, Inc., 3.45% due at 6/01/23, par and fair value of USD 7,400,000 and $7,307,500, respectively)	USD	7,030	7,030,000
RBC Capital Markets, LLC, (0.25)%, Open (x) (Purchased on 8/07/17 to be repurchased at $4,577,065, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15% due at 10/01/26, par and fair value of USD 4,950,000 and $4,562,397, respectively)		4,579	4,578,750
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 4/10/17 to be repurchased at $19,388,012, collateralized by Valeant Pharmaceuticals International, Inc., 6.13% due at 4/15/25, par and fair value of USD 24,750,000 and $21,687,188, respectively)		19,305	19,305,000
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $1,367,630, collateralized by Walgreens Boots Alliance, Inc., 4.65% due at 6/01/46, par and fair value of USD 1,302,000 and $1,359,736, respectively)		1,364	1,363,845
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $1,891,509, collateralized by United Parcel Service, Inc., 3.40% due at 11/15/46, par and fair value of USD 1,970,000 and $1,863,825, respectively)		1,886	1,886,275
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $2,044,608, collateralized by Autozone, Inc., 3.75% due at 6/01/27, par and fair value of USD 1,970,000 and $1,988,319, respectively)		2,039	2,038,950
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $2,296,480, collateralized by CVS Health Corp., 5.13% due at 7/20/45, par and fair value of USD 1,970,000 and $2,265,606, respectively)		2,290	2,290,125
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $4,958,321, collateralized by Simon Property Group LP, 3.38% due at 6/15/27, par and fair value of USD 4,920,000 and $4,943,951, respectively)		4,945	4,944,600
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 6/08/17 to be repurchased at $5,093,997, collateralized by Express Scripts Holding Co., 4.80% due at 7/15/46, par and fair value of USD 4,920,000 and $5,195,211, respectively)		5,080	5,079,900
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 8/08/17 to be repurchased at $20,428,022, collateralized by Continental Resources, Inc., 5.00% due at 9/15/22, par and fair value of USD 20,100,000 and $20,426,625, respectively)		20,402	20,401,500

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(w)
RBC Capital Markets, LLC, 0.90%, Open (x) (Purchased on 8/10/17 to be repurchased at $4,779,479, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 4,750,000 and $4,766,340, respectively)	USD	4,774	$4,773,750

			1,448,086,454

Foreign Agency Obligations		Par (000)	Value
Egypt — 0.4%
Arab Republic of Egypt Treasury Bills (y):
18.89%, 10/31/17	EGP	494,775	27,650,157
18.64%, 5/01/18		494,800	25,413,236
19.03%, 5/15/18		562,000	28,568,705
20.42%, 5/29/18		333,350	16,931,536
20.59%, 7/10/18		333,350	16,629,878
Total Foreign Agency Obligations — 0.4%			115,193,512
Total Short-Term Securities (Cost — $1,547,893,181) — 5.1%			1,563,279,966

Options Purchased			Value
(Cost — $281,776,788) — 0.8%			229,922,051
Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short (Cost — $47,523,145,470) — 157.0%			47,901,878,688

Options Written			Value
(Premiums Received — $215,010,054) — (0.5)%			(164,070,803)

TBA Sale Commitments (u)		Par (000)	Value
Mortgage-Backed Securities — (58.9)%
United States — (58.9)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/32	USD	223,883	(225,404,710)
3.00%, 10/01/32-10/01/47		3,619,893	(3,711,824,675)
3.50%, 10/01/47		3,926,396	(4,047,715,354)
4.00%, 10/01/47		7,113,845	(7,490,100,317)
4.50%, 10/01/47		18,328	(19,673,962)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/47		918,280	(947,084,240)
4.00%, 10/01/47		692,253	(728,866,677)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 10/15/47		747,664	(787,354,416)
Total TBA Sale Commitments (Proceeds — $17,994,413,036) — (58.9)%			(17,958,024,351)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.8)%
China — (0.0)%
Bank of Communications Co. Ltd., 5.00% (m)		1,700	(1,743,350)

50	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Israel — (0.0)%
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23	USD	1,900	$(1,812,205)
3.15%, 10/01/26		4,950	(4,562,397)

			(6,374,602)
Italy — (0.0)%
Saipem Finance International BV, 3.75%, 9/08/23	EUR	1,400	(1,744,250)
Luxembourg — (0.0)%
Monitchem HoldCo 2 SA, 6.88%, 6/15/22		300	(330,209)
Switzerland — (0.0)%
Syngenta Finance NV, 1.88%, 11/02/21		400	(480,032)
United Kingdom — (0.0)%
Barclays Bank PLC, 7.63%, 11/21/22	USD	613	(704,184)
United States — (0.8)%
Ally Financial, Inc., 5.13%, 9/30/24		1,970	(2,133,510)
Anadarko Petroleum Corp., 6.60%, 3/15/46		3,785	(4,686,072)
Autozone, Inc., 3.75%, 6/01/27		1,970	(1,988,319)
CF Industries, Inc., 3.45%, 6/01/23		19,800	(19,552,500)
Comcast Corp., 4.75%, 3/01/44		18,000	(20,121,806)
Continental Resources, Inc., 5.00%, 9/15/22		20,100	(20,426,625)
CVS Health Corp., 5.13%, 7/20/45		1,970	(2,265,606)
Dollar General Corp., 3.88%, 4/15/27		1,970	(2,047,483)
Express Scripts Holding Co., 4.80%, 7/15/46		4,920	(5,195,211)
Ford Motor Credit Co. LLC, 4.39%, 1/08/26		12,800	(13,313,769)
Hanesbrands, Inc., 4.88%, 5/15/26 (b)		9,900	(10,283,625)
Level 3 Financing, Inc., 5.38%, 5/01/25		2,950	(3,032,969)
Netflix, Inc., 4.38%, 11/15/26 (b)		19,900	(19,968,456)
Sanchez Energy Corp., 6.13%, 1/15/23		4,921	(4,207,455)
Seagate HDD Cayman, 4.75%, 6/01/23-1/01/25		7,390	(7,257,265)
Simon Property Group LP, 3.38%, 6/15/27		4,920	(4,943,951)
Target Corp.:
4.00%, 7/01/42		28,700	(28,823,944)
3.63%, 4/15/46		13,666	(12,858,422)
Transocean, Inc., 5.80%, 10/15/22		9,900	(9,726,750)
United Parcel Service, Inc., 3.40%, 11/15/46		1,970	(1,863,825)
United Rentals North America, Inc., 5.88%, 9/15/26		2,890	(3,139,263)
Uniti Group, Inc./CSL Capital LLC, 8.25%, 10/15/23		2,900	(2,566,500)
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		24,750	(21,687,188)
Walgreens Boots Alliance, Inc., 4.65%, 6/01/46		1,302	(1,359,736)
Walt Disney Co., 4.13%, 6/01/44		18,000	(18,871,153)

			(242,321,403)
Total Corporate Bonds			(253,698,030)

Foreign Agency Obligations — (0.0)%
China — (0.0)%
Industrial & Commercial Bank of China Ltd., 6.00% (m)		1,700	(1,771,043)

Borrowed Bonds		Par (000)	Value
France — (0.0)%
New Areva Holding SA, 4.38%, 11/06/19	EUR	1,300	$(1,648,623)
Total Foreign Agency Obligations			(3,419,666)

Foreign Government Obligations — (0.6)%
Japan — (0.1)%
Government of Japan (20-Year Bond), 0.60%, 9/20/37	JPY	2,900,000	(25,829,007)
Portugal — (0.2)%
Portugal Obrigacoes do Tesouro OT:
4.45%, 6/15/18	EUR	9,800	(11,966,401)
4.75%, 6/14/19		9,800	(12,522,063)
2.88%, 7/21/26		23,985	(29,926,397)

			(54,414,861)
Spain — (0.2)%
Kingdom of Spain, 5.40%, 1/31/23		34,000	(50,580,073)
United Kingdom — (0.1)%
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 3/22/46	GBP	19,143	(40,173,390)
Total Foreign Government Obligations			(170,997,331)

U.S. Treasury Obligations — (3.4)%
United States — (3.4)%
U.S. Treasury Bonds, 3.00%, 5/15/47	USD	24,100	(24,798,524)
U.S. Treasury Notes:
1.38%, 9/15/20		846,690	(840,835,935)
1.63%, 8/31/22		155,265	(153,130,106)

			(1,018,764,565)
Total U.S. Treasury Obligations			(1,018,764,565)
Total Borrowed Bonds (Proceeds — $1,427,659,565) — (4.8)%			(1,446,879,592)

Investments Sold Short		Par (000)	Value
Corporate Bonds — (0.0)%
United States — (0.0)%
PetSmart, Inc., 5.88%,6/01/25		1,960	(1,710,100)
Uniti Group, Inc./CSL Capital LLC, 8.25%,10/15/23		965	(854,025)
Total Corporate Bonds			(2,564,125)
U.S. Treasury Obligations — (1.7)%
United States — (1.7)%
U.S. Treasury Notes:
2.25%, 2.25%,8/15/27(o)		58,716	(58,316,914)
2.13%, 2.13%,9/30/24		140,000	(139,628,125)
1.88%, 1.88%,9/30/22		320,000	(319,224,998)
Total U.S. Treasury Obligations			(517,170,037)
Total Investments Sold Short (Proceeds — $520,159,934) — (1.7)%			(519,734,162)
Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and
Investments Sold Short — 91.1%			27,813,169,780
Other Assets Less Liabilities — 8.9%			2,701,794,568

Net Assets — 100.0%			$30,514,964,348

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Zero-coupon bond.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Non-income producing security.

(h)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(i)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(j)	Convertible security.

(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(l)	Issuer filed for bankruptcy and/or is in default.

(m)	Perpetual security with no stated maturity date.

(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(o)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(p)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

(q)	Variable rate security. Rate shown is the rate in effect as of period end.

(r)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(t)	When-issued security.

(u)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,340,759,612)	$5,238,960
BNP Paribas Securities Corp.	$(411,258,015)	$1,186,152
Citigroup Global Markets, Inc.	$(518,401,272)	$1,245,633
Credit Suisse Securities (USA) LLC	$638,771,799	$(635,354)
Deutsche Bank Securities, Inc.	$(226,603,115)	$1,144,697
Goldman Sachs & Co.	$(867,116,378)	$1,880,199
J.P. Morgan Securities LLC	$(1,287,592,811)	$2,411,487
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(2,120,023,117)	$4,442,801
Mizuho Securities USA LLC	$(69,384,307)	$(42,610)
Morgan Stanley & Co. LLC	$(512,317,658)	$1,358,888
Nomura Securities International, Inc.	$(96,189,376)	$261,240
RBC Capital Markets, LLC	$(331,739,139)	$818,008
Wells Fargo Securities, LLC	$(330,992,106)	$246,642

(v)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(w)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(x)	The amount to be repurchased assumes the maturity will be the day after the period end.

(y)	Rates are discount rates or a range of discount rates at the time of purchase.

(z)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	445,688,404	445,688,404	[1]	—	—	—	$636,519	—	—
iShares China Large-Cap ETF	—	396,948		(247,265)	149,683	$6,592,039	50,818	$648,206	$793,320
iShares Core MSCI Emerging Markets ETF	—	2,626,768		(1,217,872)	1,408,896	63,132,630	121,186	1,868,082	1,745,969
iShares iBoxx $ High Yield Corporate Bond ETF	5,304,206	8,157,938		(8,586,606)	4,875,538	432,752,753	9,344,774	4,787,820	1,743,775

52	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,106,180	147,716	(58,716)	1,195,180	$139,142,856	$4,131,988	$8,489	$6,990,036
iShares Short Maturity Bond ETF	996,000	—	—	996,000	50,088,840	498,070	—	109,560
iShares Transportation Average ETF	—	29,650	(29,650)	—	—	—	(135,435)	—
iShares U.S. Home Construction ETF	—	281,251	(281,251)	—	—	8,693	102,496	—
					$691,709,118	$14,792,048	$7,279,658	$11,382,660

[1]	Represents net shares purchased.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Europe Ltd.	(8.00%)	3/23/17	Open	$224,840	$215,297	Corporate Bonds	Open/Demand[1]
RBC Europe Ltd.	(6.00%)	3/23/17	Open	966,812	936,035	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.75%	6/28/17	Open	3,956,250	3,963,998	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.50%	6/28/17	Open	6,492,225	6,500,701	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.00%	6/28/17	Open	10,728,125	10,728,125	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	1.26%	7/25/17	Open	626,250,000	627,740,475	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	1.25%	9/06/17	Open	4,028,000	4,031,357	Foreign Government Obligations	Open/Demand[1]
HSBC Securities (USA), Inc.	1.30%	9/11/17	10/12/17	327,815,000	328,028,080	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	1.20%	9/13/17	Open	102,742,500	102,804,145	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	1.95%	9/14/17	Open	7,082,675	7,088,813	Corporate Bonds	Open/Demand[1]
Nomura Securities International, Inc.	1.05%	9/14/17	Open	222,144,081	222,254,228	U.S. Treasury Obligations	Open/Demand[1]
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	21,888,000	21,898,275	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	66,855,000	66,886,385	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	12,566,000	12,571,899	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	26,126,000	26,138,265	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	40,783,000	40,802,145	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	34,338,000	34,354,120	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	20,309,000	20,318,534	U.S. Government Sponsored Agency Securities	Up to 30 Days

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	$20,652,000	$20,661,695	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	42,658,000	42,678,026	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	29,505,000	29,518,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	12,970,000	12,976,089	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	74,165,000	74,199,816	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	24,085,000	24,096,307	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	18,173,000	18,181,531	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	16,813,000	16,820,893	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	16,887,000	16,894,927	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	41,782,000	41,801,614	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	13,483,000	13,489,329	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	56,068,000	56,094,321	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	12,479,000	12,484,858	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	17,393,000	17,401,165	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	13,322,000	13,328,254	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	37,338,000	37,355,528	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	115,150,000	115,204,056	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.30%	9/15/17	10/17/17	13,304,000	13,310,245	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	7,559,000	7,562,548	U.S. Government Sponsored Agency Securities	Up to 30 Days

54	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	$9,660,000	$9,664,535	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	8,687,000	8,691,078	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	9,041,000	9,045,244	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	9,691,000	9,695,549	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	8,437,000	8,440,961	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	10,429,000	10,433,896	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	11,185,000	11,190,251	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	11,860,000	11,865,568	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	8,055,000	8,058,781	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	4,997,000	4,999,346	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	11,784,000	11,789,532	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	5,259,000	5,261,469	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	4,609,000	4,611,164	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	12,350,000	12,355,798	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	4,462,000	4,464,095	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	7,082,000	7,085,325	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	4,818,000	4,820,262	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	5,340,000	5,342,507	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	5,766,000	5,768,707	U.S. Government Sponsored Agency Securities	Up to 30 Days

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	$ 11,282,000	$ 11,287,296	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	6,863,000	6,866,222	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	6,568,000	6,571,083	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	7,057,000	7,060,313	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	6,144,000	6,146,884	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.30%	9/15/17	10/17/17	6,326,000	6,328,970	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.19%	9/18/17	Open	157,500,000	157,567,681	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	1.25%	9/18/17	10/06/17	525,000,000	525,236,979	U.S. Treasury Obligations	Up to 30 Days
Barclays Capital, Inc.	1.19%	9/18/17	10/16/17	315,000,000	315,124,950	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	1.20%	9/18/17	10/16/17	315,000,000	315,126,000	U.S. Treasury Obligations	Up to 30 Days
Barclays Bank PLC	1.33%	9/20/17	10/23/17	513,431,000	513,620,684	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate & Investment Bank SA	1.30%	9/20/17	10/23/17	132,277,674	132,325,441	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate & Investment Bank SA	1.30%	9/22/17	10/23/17	13,077,000	13,081,250	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	1.27%	9/29/17	10/02/17	692,562,500	692,611,364	U.S. Treasury Obligations	Up to 30 Days
Barclays Capital, Inc.	0.80%	9/29/17	10/02/17	255,643,290	255,654,652	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas Securities Corp.	(0.15%)	9/29/17	10/02/17	43,620,675	43,620,311	U.S. Treasury Obligations	Up to 30 Days
Total				$5,279,945,647	$5,283,135,078

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
VSTOXX Mini	1,250	October 2017	$2,061	$(274,607)
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 158	32	November 2017	$11	(30,290)
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 160	66	November 2017	$59	(37,121)
VSTOXX Mini	1,250	November 2017	$2,275	(75,694)
Australian Government Bonds (10 Year)	1,602	December 2017	$159,642	(1,389,913)
Canadian Government Bonds (10 Year)	1,079	December 2017	$117,002	(1,049,412)
DAX Index	162	December 2017	$61,260	1,203,276
Euro Dollar	2,757	December 2017	$679,049	(105,511)
Euro STOXX 50 Index	1,315	December 2017	$55,578	1,291,463

56	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 161.50	158	December 2017	$263	$3,570
Japanese Government Bonds (10 Year)	580	December 2017	$774,966	(3,226,841)
NASDAQ 100 E-Mini Index	1,508	December 2017	$180,432	622,886
Nikkei 225 Index	108	December 2017	$19,541	(7,510)
Russell 2000 Mini Index	1,426	December 2017	$106,444	5,582,328
U.S. Treasury Notes (5 Year)	6,148	December 2017	$722,390	(163,050)
U.S. Ultra Treasury Notes (10 Year)	1,402	December 2017	$188,328	(2,141,777)
3-month EURIBOR	855	March 2018	$253,413	(594)
ASX 90 Day Bank Accepted Bills	248	March 2018	$193,643	(19,255)
Euro Dollar	802	March 2018	$197,312	(91,453)
Three Month Sterling	1,496	March 2018	$248,901	(325,771)
WTI Light Sweet Crude Oil[1]	637	March 2018	$33,277	439,408
Three Month Sterling	1,496	June 2018	$248,650	(1,624)
Euro Dollar	3,958	December 2018	$971,046	(1,750,894)

				(1,548,386)

Short Contracts
CBOE Volatility Index	(2,016)	October 2017	$23,537	1,103,481
CBOE Volatility Index	(146)	November 2017	$1,902	47,094
Australian Government Bonds (3 Year)	(1,025)	December 2017	$89,273	(58,259)
Euro-Bobl	(2,396)	December 2017	$371,478	747,718
Euro-BTP Italian Government Bond	(4,832)	December 2017	$770,744	4,063,870
Euro-Bund	(4,475)	December 2017	$851,578	5,289,692
Euro-Buxl	(116)	December 2017	$22,383	530,601
Euro-OAT	(2,410)	December 2017	$441,895	2,311,369
Euro-Schatz	(71)	December 2017	$9,409	560
Long Gilt British	(706)	December 2017	$117,195	377,627
S&P 500 E-Mini	(3,525)	December 2017	$443,463	(2,070,257)
Short Term Euro-BTP Italian Government Bond	(97)	December 2017	$12,930	(16,724)
U.S. Treasury Bonds (30 Year)	(6,318)	December 2017	$965,469	13,553,385
U.S. Treasury Notes (10 Year)	(25,765)	December 2017	$3,228,677	27,484,949
U.S. Treasury Notes (2 Year)	(16,763)	December 2017	$3,615,832	6,512,597
U.S. Ultra Treasury Bonds	(1,993)	December 2017	$329,094	6,135,828
WTI Light Sweet Crude Oil[1]	(610)	December 2017	$31,690	(554,501)
Three Month Sterling	(1,496)	December 2018	$248,349	(26,682)
3-month EURIBOR	(855)	March 2019	$252,983	(6,710)
ASX 90 Day Bank Accepted Bills	(248)	March 2019	$193,458	54,283
Euro Dollar	(4,982)	March 2019	$1,221,711	(2,746,703)
Three Month Sterling	(1,496)	March 2019	$248,224	431,917

				63,165,135
Total				$61,616,749

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	70,160,126	USD	22,113,000	Goldman Sachs International	10/03/17	$ 26,586
INR	2,451,510,000	USD	37,484,862	Barclays Bank PLC	10/03/17	25,619
INR	2,451,508,460	USD	37,433,325	Barclays Bank PLC	10/03/17	77,133
INR	1,593,483,443	USD	24,231,657	Barclays Bank PLC	10/03/17	150,186
INR	1,716,055,000	USD	26,095,568	Barclays Bank PLC	10/03/17	161,738
INR	1,593,480,000	USD	24,231,604	Goldman Sachs International	10/03/17	150,185
JPY	2,009,735,510	USD	17,854,000	State Street Bank and Trust Co.	10/03/17	9,954

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	1,055,091,730	USD	18,062,000	JPMorgan Chase Bank N.A.	10/03/17	$ 255,353
SEK	145,730,597	USD	17,854,000	BNP Paribas S.A.	10/03/17	42,321
USD	22,113,000	BRL	68,517,131	BNP Paribas S.A.	10/03/17	491,875
USD	22,146,505	BRL	70,160,126	Goldman Sachs International	10/03/17	6,919
USD	17,854,002	EUR	14,994,730	BNP Paribas S.A.	10/03/17	127,933
USD	17,854,000	HUF	4,583,223,568	BNP Paribas S.A.	10/03/17	472,450
USD	26,435,416	INR	1,716,055,000	Barclays Bank PLC	10/03/17	178,109
USD	24,564,258	INR	1,593,483,443	Barclays Bank PLC	10/03/17	182,416
USD	24,549,068	INR	1,593,480,000	Goldman Sachs International	10/03/17	167,278
USD	17,854,000	JPY	1,962,422,410	BNP Paribas S.A.	10/03/17	410,599
USD	17,854,000	MXN	324,215,250	Citibank N.A.	10/03/17	61,847
USD	18,062,000	RUB	1,039,789,604	JPMorgan Chase Bank N.A.	10/03/17	10,306
USD	17,854,000	SEK	141,843,906	JPMorgan Chase Bank N.A.	10/03/17	434,980
USD	17,854,000	TRY	63,508,463	BNP Paribas S.A.	10/03/17	50,960
USD	17,854,000	ZAR	241,073,635	Citibank N.A.	10/03/17	59,755
USD	23,798,957	BRL	75,288,000	Royal Bank of Scotland PLC	10/04/17	44,678
USD	14,326,624	EUR	12,001,000	Bank of Montreal	10/04/17	138,822
USD	5,962,247	EUR	4,976,000	Barclays Bank PLC	10/04/17	79,529
USD	12,872,676	EUR	10,742,000	Deutsche Bank AG	10/04/17	173,288
USD	975,030,790	EUR	816,827,657	Deutsche Bank AG	10/04/17	9,362,223
USD	2,335,500	EUR	1,964,000	Goldman Sachs International	10/04/17	13,623
USD	5,105,400	EUR	4,263,000	Goldman Sachs International	10/04/17	65,604
USD	6,124,436	EUR	5,135,000	HSBC Bank PLC	10/04/17	53,746
USD	12,626,606	EUR	10,457,000	National Australia Bank Ltd.	10/04/17	264,149
USD	968,260,961	EUR	816,827,658	Royal Bank of Scotland PLC	10/04/17	2,592,393
USD	5,655,323	GBP	4,219,000	Citibank N.A.	10/04/17	920
USD	18,082,261	GBP	13,318,000	HSBC Bank PLC	10/04/17	233,165
USD	47,033,350	GBP	35,000,000	Morgan Stanley & Co. International PLC	10/04/17	125,528
USD	15,548,228	JPY	1,715,617,875	Barclays Bank PLC	10/04/17	297,830
USD	15,586,961	JPY	1,715,617,875	Deutsche Bank AG	10/04/17	336,564
USD	877,198	MXN	15,704,000	Goldman Sachs International	10/04/17	15,546
USD	8,082,268	MXN	144,411,000	HSBC Bank PLC	10/04/17	158,684
USD	6,324,000	JPY	710,544,972	JPMorgan Chase Bank N.A.	10/05/17	7,535
USD	8,050,000	MXN	143,351,663	Barclays Bank PLC	10/05/17	185,876
USD	4,600,000	MXN	81,601,082	JPMorgan Chase Bank N.A.	10/05/17	123,449
USD	15,522,000	MXN	279,400,657	Morgan Stanley & Co. International PLC	10/05/17	194,368
COP	108,438,000,000	USD	36,694,000	Credit Suisse International	10/06/17	197,176
USD	2,301,000	CAD	2,850,487	Morgan Stanley & Co. International PLC	10/06/17	16,389
USD	13,805,000	CAD	17,202,990	Morgan Stanley & Co. International PLC	10/06/17	17,133
ARS	387,612,800	USD	21,776,000	Citibank N.A.	10/10/17	473,745
KRW	85,462,800,000	USD	74,348,076	HSBC Bank PLC	10/10/17	279,867
USD	2,918,984	CNY	19,312,000	HSBC Bank PLC	10/10/17	13,452
USD	2,909,792	CNY	19,312,000	Standard Chartered Bank	10/10/17	4,260
ARS	196,868,000	USD	11,060,000	BNP Paribas S.A.	10/11/17	234,131
ARS	221,112,110	USD	12,443,000	BNP Paribas S.A.	10/11/17	241,993
EUR	18,620,000	USD	22,009,266	HSBC Bank PLC	10/11/17	12,112
TRY	19,007,914	USD	5,309,429	Barclays Bank PLC	10/11/17	6,064
TRY	23,201,016	USD	6,477,503	BNP Paribas S.A.	10/11/17	10,575
TRY	70,090,895	USD	19,550,000	HSBC Bank PLC	10/11/17	50,658

58	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	5,324,453	USD	1,486,640	Royal Bank of Scotland PLC	10/11/17	$ 2,323
TRY	19,010,037	USD	5,309,429	UBS AG	10/11/17	6,658
TWD	648,065,430	USD	21,339,000	Bank of America N.A.	10/11/17	45,064
USD	22,309,904	EUR	18,620,000	BNP Paribas S.A.	10/11/17	288,526
USD	77,226,403	EUR	64,887,052	Goldman Sachs International	10/11/17	486,214
USD	18,645,000	MXN	339,879,705	Goldman Sachs International	10/11/17	18,515
USD	21,339,000	TWD	636,755,760	JPMorgan Chase Bank N.A.	10/11/17	328,119
RUB	312,660,000	USD	5,400,000	Credit Suisse International	10/13/17	18,498
USD	14,918,137	AUD	18,900,000	Barclays Bank PLC	10/13/17	95,666
USD	15,989,000	ZAR	208,729,328	Goldman Sachs International	10/13/17	607,978
USD	1,971,526	INR	126,288,056	Barclays Bank PLC	10/17/17	42,846
USD	43,073,852	INR	2,759,138,685	Barclays Bank PLC	10/17/17	936,087
USD	1,971,279	INR	126,290,000	Citibank N.A.	10/17/17	42,569
USD	43,067,822	INR	2,759,140,000	Citibank N.A.	10/17/17	930,037
USD	1,938,225	INR	124,405,000	HSBC Bank PLC	10/17/17	38,303
USD	42,345,719	INR	2,717,960,000	HSBC Bank PLC	10/17/17	836,838
USD	27,445,166	INR	1,793,678,829	Nomura International PLC	10/17/17	51,974
USD	27,466,197	INR	1,793,680,000	Nomura International PLC	10/17/17	72,987
RUB	1,676,205,000	USD	28,950,000	Bank of America N.A.	10/18/17	73,603
USD	23,958,750	CAD	29,773,658	Bank of America N.A.	10/18/17	93,783
RUB	1,334,737,811	USD	23,029,000	Citibank N.A.	10/20/17	73,942
USD	179,833,760	TRY	626,711,643	Royal Bank of Scotland PLC	10/20/17	5,052,583
USD	72,757,065	MXN	1,304,861,588	Goldman Sachs International	10/23/17	1,391,690
USD	60,972,556	MXN	1,113,645,432	Royal Bank of Scotland PLC	10/23/17	65,158
USD	10,310,821	IDR	138,681,000,000	Barclays Bank PLC	10/26/17	38,911
USD	12,031,080	IDR	161,794,000,000	Barclays Bank PLC	10/26/17	47,185
USD	12,035,555	IDR	161,794,000,000	Barclays Bank PLC	10/26/17	51,660
USD	8,949,920	IDR	119,947,000,000	Barclays Bank PLC	10/26/17	65,595
USD	3,951,986	IDR	53,272,774,224	BNP Paribas S.A.	10/26/17	6,132
USD	4,493,951	IDR	60,578,461,912	BNP Paribas S.A.	10/26/17	6,973
USD	4,106,724	IDR	55,206,692,790	BNP Paribas S.A.	10/26/17	17,627
USD	12,171,482	IDR	164,084,000,000	BNP Paribas S.A.	10/26/17	17,985
USD	11,160,297	IDR	150,162,000,000	BNP Paribas S.A.	10/26/17	37,984
USD	11,166,106	IDR	150,162,000,000	BNP Paribas S.A.	10/26/17	43,793
USD	1,823,725	IDR	24,503,572,562	Deutsche Bank AG	10/26/17	8,774
USD	9,027,512	IDR	121,104,000,000	Deutsche Bank AG	10/26/17	57,471
USD	9,083,491	IDR	121,764,000,000	Deutsche Bank AG	10/26/17	64,556
USD	57,576,427	IDR	773,942,000,000	Deutsche Bank AG	10/26/17	251,399
USD	57,576,427	IDR	773,942,000,000	Deutsche Bank AG	10/26/17	251,399
USD	2,118,512	IDR	28,510,934,400	Goldman Sachs International	10/26/17	6,740
USD	6,489,513	IDR	87,335,862,088	Goldman Sachs International	10/26/17	20,645
USD	9,082,814	IDR	121,764,000,000	Goldman Sachs International	10/26/17	63,878
USD	1,817	IDR	24,343,424	JPMorgan Chase Bank N.A.	10/26/17	14
USD	10,164,911	IDR	137,043,000,000	JPMorgan Chase Bank N.A.	10/26/17	14,268
USD	12,380,019	IDR	166,511,000,000	JPMorgan Chase Bank N.A.	10/26/17	46,720
USD	12,260,777	IDR	164,846,000,000	JPMorgan Chase Bank N.A.	10/26/17	50,811
USD	12,446,546	IDR	167,344,000,000	JPMorgan Chase Bank N.A.	10/26/17	51,580
USD	8,100,879	IDR	109,095,000,000	UBS AG	10/26/17	20,371
USD	12,456,738	IDR	167,344,000,000	UBS AG	10/26/17	61,772

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,622,022	IDR	182,658,000,000	UBS AG	10/26/17	$ 92,775
USD	13,623,038	IDR	182,658,000,000	UBS AG	10/26/17	93,791
USD	2,008,442	EUR	1,683,600	Citibank N.A.	10/27/17	15,540
USD	3,315,506	EUR	2,777,419	HSBC Bank PLC	10/27/17	27,834
USD	3,316,070	EUR	2,764,653	JPMorgan Chase Bank N.A.	10/27/17	43,509
USD	3,336,958	EUR	2,779,843	JPMorgan Chase Bank N.A.	10/27/17	46,416
USD	18,062,000	GBP	13,449,475	State Street Bank and Trust Co.	11/02/17	19,547
USD	17,854,000	HUF	4,686,519,670	JPMorgan Chase Bank N.A.	11/02/17	57,864
EUR	10,620,000	USD	12,505,264	Bank of America N.A.	11/03/17	70,582
EUR	14,060,000	USD	16,555,933	Bank of America N.A.	11/03/17	93,445
GBP	12,745,981	EUR	14,351,546	BNP Paribas S.A.	11/03/17	104,558
GBP	14,421,114	EUR	16,237,689	BNP Paribas S.A.	11/03/17	118,299
GBP	874,019	EUR	984,011	Goldman Sachs International	11/03/17	7,293
GBP	988,886	EUR	1,113,335	Goldman Sachs International	11/03/17	8,252
USD	23,699,320	BRL	75,288,000	Citibank N.A.	11/06/17	56,386
USD	2,903,842	CNY	19,312,000	Standard Chartered Bank	11/06/17	2,358
USD	2,062,633,472	EUR	1,740,670,207	Deutsche Bank AG	11/06/17	1,055,088
USD	1,031,112	GBP	766,000	Citibank N.A.	11/06/17	3,414
USD	3,504,214	GBP	2,603,000	State Street Bank and Trust Co.	11/06/17	11,918
USD	4,300,427	GBP	3,192,000	State Street Bank and Trust Co.	11/06/17	17,904
AUD	23,457,000	USD	18,343,114	Bank of America N.A.	11/08/17	47,278
USD	14,700,000	JPY	1,625,474,550	Goldman Sachs International	11/10/17	225,471
USD	7,240,000	JPY	808,260,568	Citibank N.A.	11/14/17	41,411
USD	10,800,000	JPY	1,202,137,200	Goldman Sachs International	11/14/17	93,438
USD	7,520,000	JPY	833,930,400	HSBC Bank PLC	11/14/17	92,788
USD	10,860,000	JPY	1,212,894,864	Morgan Stanley & Co. International PLC	11/14/17	57,627
USD	4,520,000	KRW	5,161,840,000	UBS AG	11/14/17	10,609
INR	255,370,000	USD	3,886,023	Bank of America N.A.	11/15/17	818
INR	255,050,000	USD	3,880,268	Bank of America N.A.	11/15/17	1,703
INR	417,493,053	USD	6,323,736	Citibank N.A.	11/15/17	30,688
INR	531,360,000	USD	8,047,251	Deutsche Bank AG	11/15/17	40,276
INR	533,730,000	USD	8,086,818	HSBC Bank PLC	11/15/17	36,782
RUB	774,763,500	USD	13,335,000	Deutsche Bank AG	11/15/17	13,502
RUB	774,763,500	USD	13,335,000	JPMorgan Chase Bank N.A.	11/15/17	13,502
USD	5,315,824	IDR	71,705,150,000	Bank of America N.A.	11/15/17	14,332
USD	3,198,959	IDR	43,010,000,000	Bank of America N.A.	11/15/17	19,031
USD	1,831,614	IDR	24,603,150,000	Barclays Bank PLC	11/15/17	12,590
USD	4,000,419	IDR	53,769,625,863	BNP Paribas S.A.	11/15/17	24,983
USD	5,313,461	IDR	71,705,150,000	Goldman Sachs International	11/15/17	11,969
USD	1,859,019	IDR	24,975,925,000	Goldman Sachs International	11/15/17	12,434
USD	1,859,019	IDR	24,975,925,000	HSBC Bank PLC	11/15/17	12,434
USD	4,000,121	IDR	53,769,630,000	HSBC Bank PLC	11/15/17	24,685
USD	35,482,114	INR	2,280,612,893	HSBC Bank PLC	11/15/17	770,205
USD	63,788,127	RUB	3,687,910,588	Citibank N.A.	11/15/17	248,634
USD	68,515,351	RUB	3,961,215,000	Citibank N.A.	11/15/17	267,060
USD	54,819,552	RUB	3,158,730,000	Citibank N.A.	11/15/17	397,380
USD	109,647,266	RUB	6,310,255,000	Citibank N.A.	11/15/17	927,059
USD	8,404,223	ZAR	113,258,074	Bank of America N.A.	11/17/17	106,457
USD	17,891,630	ZAR	237,857,300	Deutsche Bank AG	11/17/17	465,197

60	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,980,175	ZAR	563,264,758	Deutsche Bank AG	11/17/17	$ 713,015
USD	174,703,488	TRY	631,754,000	BNP Paribas S.A.	11/20/17	174,073
ARS	196,437,500	USD	10,937,500	Citibank N.A.	11/21/17	77,686
USD	10,937,500	ARS	181,415,938	Citibank N.A.	11/21/17	764,644
USD	7,500,000	CAD	9,235,725	Goldman Sachs International	11/27/17	95,327
USD	8,765,018	CNH	57,239,946	Deutsche Bank AG	12/12/17	191,779
USD	23,508,878	CNH	153,524,730	Deutsche Bank AG	12/12/17	514,375
USD	56,137	EUR	46,645	Deutsche Bank AG	12/12/17	775
USD	60,185	EUR	50,000	Deutsche Bank AG	12/12/17	841
USD	21,352,001	EUR	17,741,529	Deutsche Bank AG	12/12/17	294,886
USD	21,359,692	EUR	17,745,000	Deutsche Bank AG	12/12/17	298,458
USD	28,328,257	EUR	23,538,150	Deutsche Bank AG	12/12/17	391,233
USD	28,335,145	EUR	23,540,000	Deutsche Bank AG	12/12/17	395,925
USD	24,590,827	HKD	191,632,700	HSBC Bank PLC	12/12/17	12,087
USD	4,121,735	JPY	445,100,000	Bank of America N.A.	12/12/17	151,508
USD	43,160,807	JPY	4,681,998,074	Deutsche Bank AG	12/12/17	1,398,065
USD	87,218,214	JPY	9,461,257,400	Deutsche Bank AG	12/12/17	2,825,173
USD	12,018,604	JPY	1,346,910,000	Morgan Stanley & Co. International PLC	12/12/17	4,362
USD	7,911,965	JPY	878,687,500	Morgan Stanley & Co. International PLC	12/12/17	74,200
USD	6,714,330	JPY	736,246,000	Morgan Stanley & Co. International PLC	12/12/17	147,122
USD	1,450,127	JPY	159,525,000	Nomura International PLC	12/12/17	27,187
USD	8,786,614	INR	565,778,888	Barclays Bank PLC	12/13/17	201,524
USD	8,784,644	INR	565,775,000	Citibank N.A.	12/13/17	199,613
USD	8,637,505	INR	557,335,000	HSBC Bank PLC	12/13/17	180,542
USD	1,508,951	KRW	1,704,088,160	HSBC Bank PLC	12/13/17	19,623
USD	10,166,942	KRW	11,481,730,751	HSBC Bank PLC	12/13/17	132,218
USD	9,076,835	THB	299,989,411	The Bank of New York Mellon	12/13/17	74,227
USD	5,102,481	TWD	151,518,173	HSBC Bank PLC	12/13/17	86,776
JPY	1,303,009,400	USD	11,605,000	Bank of America N.A.	12/15/17	20,011
JPY	2,278,722,600	USD	20,295,000	Bank of America N.A.	12/15/17	34,995
USD	10,200,000	CAD	12,708,075	Morgan Stanley & Co. International PLC	12/15/17	10,107
USD	17,600,000	JPY	1,957,331,200	National Australia Bank Ltd.	12/15/17	137,350
USD	5,766,667	KRW	6,509,643,992	Standard Chartered Bank	12/15/17	77,214
USD	8,400,000	ZAR	114,649,080	BNP Paribas S.A.	12/15/17	37,676
AUD	37,320,000	CAD	36,206,819	Royal Bank of Canada	12/20/17	212,094
AUD	15,450,000	NZD	16,782,964	Morgan Stanley & Co. International PLC	12/20/17	4,404
CAD	36,549,864	AUD	37,320,000	Deutsche Bank AG	12/20/17	62,986
CAD	18,268,401	AUD	18,660,000	JPMorgan Chase Bank N.A.	12/20/17	26,256
CAD	9,475,000	NOK	60,090,640	BNP Paribas S.A.	12/20/17	38,203
CAD	15,445,000	NOK	97,079,517	BNP Paribas S.A.	12/20/17	172,097
CAD	15,445,000	NOK	95,822,494	BNP Paribas S.A.	12/20/17	330,233
CAD	15,580,000	NOK	99,043,431	Deutsche Bank AG	12/20/17	33,285
CAD	5,925,000	NOK	37,594,255	Morgan Stanley & Co. International PLC	12/20/17	21,652
CHF	14,408,793	USD	14,940,000	Citibank N.A.	12/20/17	25,688
CLP	6,921,435,550	USD	10,687,000	Credit Suisse International	12/20/17	106,381
CNH	106,057,887	USD	15,565,000	Morgan Stanley & Co. International PLC	12/20/17	311,650
EUR	15,400,000	GBP	13,587,420	Deutsche Bank AG	12/20/17	32,878
EUR	14,855,769	JPY	1,915,859,422	Citibank N.A.	12/20/17	543,040
EUR	594,231	JPY	76,639,731	Deutsche Bank AG	12/20/17	21,673

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	61

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,127,500	RUB	216,141,525	Bank of America N.A.	12/20/17	$ 14,056
EUR	3,127,500	RUB	216,213,770	Deutsche Bank AG	12/20/17	12,819
EUR	11,542,616	SEK	110,075,234	Bank of America N.A.	12/20/17	124,286
EUR	14,428,270	SEK	137,574,579	Barclays Bank PLC	12/20/17	157,760
EUR	4,755,000	SEK	45,343,471	Deutsche Bank AG	12/20/17	51,472
EUR	20,007,434	SEK	190,675,910	Deutsche Bank AG	12/20/17	230,657
EUR	8,224,114	SEK	78,417,107	Goldman Sachs International	12/20/17	89,973
EUR	88,200,000	SEK	842,721,118	Goldman Sachs International	12/20/17	751,177
EUR	2,687,566	SEK	25,612,952	Morgan Stanley & Co. International PLC	12/20/17	31,012
EUR	3,760,000	USD	4,451,785	Morgan Stanley & Co. International PLC	12/20/17	13,277
GBP	13,818,825	EUR	15,470,000	Deutsche Bank AG	12/20/17	194,892
GBP	9,644,820	EUR	10,700,000	Deutsche Bank AG	12/20/17	251,514
GBP	9,325,000	USD	12,526,832	Citibank N.A.	12/20/17	1,427
KRW	49,660,117,800	USD	43,341,000	Citibank N.A.	12/20/17	65,917
KRW	49,647,115,500	USD	43,341,000	HSBC Bank PLC	12/20/17	54,552
NOK	100,133,224	CAD	15,500,000	Credit Suisse International	12/20/17	167,963
NOK	68,052,377	CAD	10,665,000	JPMorgan Chase Bank N.A.	12/20/17	9,173
NOK	125,440,000	SEK	127,270,170	Deutsche Bank AG	12/20/17	76,101
NZD	16,745,380	AUD	15,360,000	BNP Paribas S.A.	12/20/17	39,020
NZD	21,554,832	AUD	19,545,000	Deutsche Bank AG	12/20/17	227,765
NZD	27,989,851	AUD	25,380,000	Deutsche Bank AG	12/20/17	295,762
NZD	8,447,817	AUD	7,702,500	JPMorgan Chase Bank N.A.	12/20/17	56,056
NZD	8,448,341	AUD	7,702,500	Morgan Stanley & Co. International PLC	12/20/17	56,433
NZD	33,868,001	AUD	30,915,000	Morgan Stanley & Co. International PLC	12/20/17	197,274
NZD	26,870,000	MXN	346,958,875	Goldman Sachs International	12/20/17	575,022
RUB	344,927,700	EUR	4,755,000	Deutsche Bank AG	12/20/17	257,817
RUB	789,580,000	EUR	11,000,000	Deutsche Bank AG	12/20/17	453,316
SEK	204,511,896	EUR	21,225,000	Citibank N.A.	12/20/17	30,758
TWD	326,645,500	USD	10,787,500	Goldman Sachs International	12/20/17	29,662
USD	24,259,997	AUD	30,875,000	BNP Paribas S.A.	12/20/17	65,202
USD	11,758,875	AUD	15,000,000	Deutsche Bank AG	12/20/17	4,319
USD	24,410,314	AUD	30,905,000	HSBC Bank PLC	12/20/17	192,010
USD	29,950,046	AUD	37,320,000	HSBC Bank PLC	12/20/17	704,710
USD	17,850,641	AUD	22,400,000	Standard Chartered Bank	12/20/17	297,170
USD	15,000,000	BRL	47,902,500	BNP Paribas S.A.	12/20/17	43,474
USD	8,570,000	BRL	27,140,333	Royal Bank of Scotland PLC	12/20/17	96,015
USD	14,903,001	CAD	18,190,122	HSBC Bank PLC	12/20/17	316,847
USD	14,940,000	CAD	18,217,102	HSBC Bank PLC	12/20/17	332,211
USD	38,000,000	CAD	46,335,334	HSBC Bank PLC	12/20/17	844,980
USD	37,320,003	CAD	45,482,186	HSBC Bank PLC	12/20/17	849,099
USD	50,760,012	CAD	61,970,260	HSBC Bank PLC	12/20/17	1,067,779
USD	5,000	CAD	6,072	State Street Bank and Trust Co.	12/20/17	131
USD	14,940,002	CHF	14,270,595	HSBC Bank PLC	12/20/17	117,853
USD	10,687,000	CLP	6,713,573,400	BNP Paribas S.A.	12/20/17	217,762
USD	18,615,081	EUR	15,450,000	Goldman Sachs International	12/20/17	267,952
USD	30,147,731	EUR	25,217,000	HSBC Bank PLC	12/20/17	202,128
USD	22,528,641	EUR	18,760,000	HSBC Bank PLC	12/20/17	250,832
USD	20,172,450	GBP	15,000,000	Deutsche Bank AG	12/20/17	19,755
USD	370,000	JPY	40,759,089	Bank of America N.A.	12/20/17	6,238

62	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,505,000	JPY	2,510,792,830	BNP Paribas S.A.	12/20/17	$ 96,980
USD	15,000,000	JPY	1,678,474,500	Citibank N.A.	12/20/17	20,154
USD	11,260,000	JPY	1,253,339,340	Deutsche Bank AG	12/20/17	74,349
USD	612	JPY	67,754	Goldman Sachs International	12/20/17	7
USD	29,143,000	JPY	3,255,943,389	HSBC Bank PLC	12/20/17	84,751
USD	57,775,000	KRW	65,272,461,750	JPMorgan Chase Bank N.A.	12/20/17	721,645
USD	28,907,000	KRW	32,789,210,100	Morgan Stanley & Co. International PLC	12/20/17	246,606
USD	1,880,000	MXN	33,746,861	Citibank N.A.	12/20/17	51,240
USD	2,320,000	MXN	41,968,710	Goldman Sachs International	12/20/17	45,693
USD	2,234,286	MXN	40,341,867	Goldman Sachs International	12/20/17	48,138
USD	28,390,000	MXN	512,712,044	HSBC Bank PLC	12/20/17	605,861
USD	9,515,829	NZD	13,060,000	HSBC Bank PLC	12/20/17	97,801
USD	9,549,629	NZD	13,060,000	HSBC Bank PLC	12/20/17	131,600
USD	16,472,638	NZD	22,510,000	HSBC Bank PLC	12/20/17	239,880
USD	3,720,000	SEK	29,626,348	Barclays Bank PLC	12/20/17	64,250
USD	3,740,000	SEK	29,785,629	Barclays Bank PLC	12/20/17	64,595
USD	4,480,000	TRY	16,275,840	BNP Paribas S.A.	12/20/17	21,083
USD	12,310,000	TRY	43,448,662	Citibank N.A.	12/20/17	406,836
USD	3,760,000	TRY	13,512,011	Deutsche Bank AG	12/20/17	58,259
USD	2,980,000	TRY	10,528,042	Deutsche Bank AG	12/20/17	95,745
USD	9,690,000	TRY	34,346,825	Deutsche Bank AG	12/20/17	280,369
USD	13,440,000	ZAR	175,633,920	BNP Paribas S.A.	12/20/17	639,559
USD	23,900,000	ZAR	319,015,431	Goldman Sachs International	12/20/17	649,718
USD	4,880,000	ZAR	65,538,400	Morgan Stanley & Co. International PLC	12/20/17	103,472
ZAR	257,517,319	USD	18,760,000	Bank of America N.A.	12/20/17	8,215
ZAR	309,386,560	USD	22,400,000	JPMorgan Chase Bank N.A.	12/20/17	148,517
USD	21,395,000	TWD	641,956,975	HSBC Bank PLC	12/21/17	134,827
USD	15,500,000	TWD	462,287,500	HSBC Bank PLC	12/21/17	190,076
BRL	57,624,726	USD	17,907,000	Deutsche Bank AG	1/17/18	24,116
HKD	513,863,246	USD	64,885,000	Goldman Sachs International	1/19/18	1,076,962
EUR	28,000,000	TRY	122,038,000	Deutsche Bank AG	2/16/18	459,326
INR	649,487,900	USD	9,755,000	HSBC Bank PLC	2/20/18	23,720
INR	1,468,559,400	USD	21,945,000	HSBC Bank PLC	2/20/18	165,698
USD	40,150,000	INR	2,660,941,250	Deutsche Bank AG	2/20/18	86,745
TWD	122,936,800	USD	4,060,000	JPMorgan Chase Bank N.A.	3/05/18	26,738
USD	1,720,000	KRW	1,947,900,000	JPMorgan Chase Bank N.A.	3/05/18	14,978
USD	4,480,000	BRL	14,291,200	Morgan Stanley & Co. International PLC	3/08/18	59,212
HKD	810,341,235	USD	104,060,000	JPMorgan Chase Bank N.A.	3/19/18	83,321
CNH	41,089,310	USD	5,980,000	HSBC Bank PLC	5/17/18	114,447
CNH	278,851,568	USD	39,545,000	HSBC Bank PLC	5/21/18	1,804,659
TRY	314,889,919	USD	81,689,864	BNP Paribas S.A.	6/25/18	331,251
TRY	748,660,081	USD	193,414,734	BNP Paribas S.A.	6/25/18	1,592,888
USD	14,510,000	MXN	285,701,900	Barclays Bank PLC	6/14/19	156,300

						71,921,981

BRL	68,517,131	USD	21,627,882	BNP Paribas S.A.	10/03/17	(6,757)
EUR	15,102,352	USD	17,854,001	State Street Bank and Trust Co.	10/03/17	(707)
GBP	13,462,527	USD	18,062,000	State Street Bank and Trust Co.	10/03/17	(19,813)
HUF	4,691,697,330	USD	17,854,000	JPMorgan Chase Bank N.A.	10/03/17	(61,071)
MXN	319,644,126	USD	17,854,000	JPMorgan Chase Bank N.A.	10/03/17	(312,699)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	63

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	62,132,813	USD	17,854,000	JPMorgan Chase Bank N.A.	10/03/17	$ (436,590)
USD	1,000	BRL	3,173	Deutsche Bank AG	10/03/17	(1)
USD	18,061,999	GBP	14,003,559	BNP Paribas S.A.	10/03/17	(705,267)
USD	37,279,427	INR	2,451,510,000	Barclays Bank PLC	10/03/17	(231,055)
USD	37,279,403	INR	2,451,508,460	Barclays Bank PLC	10/03/17	(231,055)
ZAR	233,118,785	USD	17,854,000	JPMorgan Chase Bank N.A.	10/03/17	(646,923)
BRL	75,288,000	USD	23,797,452	Citibank N.A.	10/04/17	(43,173)
BRL	56,414,177	USD	17,854,000	Royal Bank of Scotland PLC	10/04/17	(54,642)
USD	6,899,589	GBP	5,223,000	National Australia Bank Ltd.	10/04/17	(100,399)
USD	657,323,294	GBP	508,253,939	UBS AG	10/04/17	(23,850,578)
USD	1,216,725	GBP	908,000	UBS AG	10/04/17	(198)
CLP	13,347,394,800	USD	21,349,000	Royal Bank of Scotland PLC	10/05/17	(497,964)
JPY	708,632,658	USD	6,324,000	Citibank N.A.	10/05/17	(24,535)
MXN	102,811,001	USD	5,750,000	Credit Suisse International	10/05/17	(109,895)
MXN	155,091,187	USD	8,624,000	Deutsche Bank AG	10/05/17	(115,857)
MXN	133,268,544	USD	7,474,000	JPMorgan Chase Bank N.A.	10/05/17	(163,025)
MXN	113,343,676	USD	6,324,000	JPMorgan Chase Bank N.A.	10/05/17	(106,083)
CAD	5,659,580	USD	4,601,000	Barclays Bank PLC	10/06/17	(64,955)
USD	18,347,000	COP	54,765,795,000	BNP Paribas S.A.	10/06/17	(284,529)
USD	18,347,000	COP	54,765,795,000	BNP Paribas S.A.	10/06/17	(284,529)
USD	18,347,000	COP	54,431,879,600	Royal Bank of Scotland PLC	10/06/17	(170,929)
CNY	19,312,000	USD	2,909,792	HSBC Bank PLC	10/10/17	(4,260)
CNY	19,312,000	USD	2,913,700	Standard Chartered Bank	10/10/17	(8,168)
USD	74,529,345	KRW	85,462,800,000	HSBC Bank PLC	10/10/17	(98,597)
EUR	18,620,000	USD	22,389,856	Morgan Stanley & Co. International PLC	10/11/17	(368,478)
MXN	398,354,902	EUR	18,620,000	Goldman Sachs International	10/11/17	(190,266)
MXN	338,992,203	USD	18,645,000	Bank of America N.A.	10/11/17	(67,153)
MXN	331,883,331	USD	18,645,000	Goldman Sachs International	10/11/17	(456,741)
TRY	66,049,929	USD	18,583,000	BNP Paribas S.A.	10/11/17	(112,383)
USD	14,825,000	ARS	270,926,875	BNP Paribas S.A.	10/11/17	(717,819)
USD	8,678,000	ARS	158,633,840	Royal Bank of Scotland PLC	10/11/17	(422,674)
IDR	281,235,000,000	USD	21,338,000	JPMorgan Chase Bank N.A.	10/12/17	(481,663)
USD	8,689,000	JPY	978,140,714	Goldman Sachs International	10/12/17	(9,360)
USD	2,318,000	JPY	261,020,151	JPMorgan Chase Bank N.A.	10/12/17	(3,187)
AUD	18,900,000	USD	15,121,021	Deutsche Bank AG	10/13/17	(298,550)
USD	5,400,000	RUB	313,146,000	Deutsche Bank AG	10/13/17	(26,921)
CAD	20,887,936	USD	16,771,125	BNP Paribas S.A.	10/16/17	(28,704)
TRY	46,262,382	USD	13,335,000	Citibank N.A.	10/16/17	(417,458)
TRY	13,444,431	USD	3,882,023	Citibank N.A.	10/16/17	(128,022)
TRY	9,314,302	USD	2,689,465	Citibank N.A.	10/16/17	(88,694)
TRY	46,280,451	USD	13,335,000	Deutsche Bank AG	10/16/17	(412,412)
TRY	10,915,353	USD	3,150,993	Goldman Sachs International	10/16/17	(103,170)
TRY	7,562,156	USD	2,183,008	Goldman Sachs International	10/16/17	(71,476)
TRY	21,808,397	USD	6,301,985	HSBC Bank PLC	10/16/17	(212,569)
TRY	15,108,857	USD	4,366,015	HSBC Bank PLC	10/16/17	(147,268)
TRY	14,220,034	USD	4,096,512	Royal Bank of Scotland PLC	10/16/17	(125,945)
USD	37,364,860	INR	2,451,508,460	Barclays Bank PLC	10/17/17	(74,754)
USD	37,417,922	INR	2,451,510,000	Barclays Bank PLC	10/17/17	(21,715)
CAD	29,550,890	USD	23,958,752	BNP Paribas S.A.	10/18/17	(272,344)

64	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	237,106,781	USD	13,335,000	Goldman Sachs International	10/18/17	$ (356,198)
MXN	237,549,690	USD	13,335,000	JPMorgan Chase Bank N.A.	10/18/17	(331,954)
MXN	237,576,360	USD	13,335,000	JPMorgan Chase Bank N.A.	10/18/17	(330,494)
MXN	237,592,629	USD	13,335,000	UBS AG	10/18/17	(329,604)
TRY	117,729,360	EUR	28,400,000	Deutsche Bank AG	10/18/17	(747,923)
JPY	1,359,500,550	USD	12,300,000	Goldman Sachs International	10/23/17	(203,581)
JPY	1,644,323,184	USD	14,700,000	Morgan Stanley & Co. International PLC	10/23/17	(69,317)
TRY	48,171,158	USD	13,827,585	BNP Paribas S.A.	10/23/17	(405,480)
USD	205,704,108	TRY	748,660,081	BNP Paribas S.A.	10/23/17	(2,897,781)
USD	86,854,205	TRY	314,889,919	BNP Paribas S.A.	10/23/17	(884,722)
ZAR	144,231,176	USD	11,175,600	Bank of America N.A.	10/23/17	(565,146)
MXN	662,135,290	USD	37,265,000	Goldman Sachs International	10/25/17	(1,063,804)
IDR	160,996,000,000	USD	11,985,083	BNP Paribas S.A.	10/26/17	(60,321)
IDR	159,165,000,000	USD	11,847,031	BNP Paribas S.A.	10/26/17	(57,871)
IDR	121,673,000,000	USD	9,057,746	Citibank N.A.	10/26/17	(45,587)
IDR	161,287,000,000	USD	12,004,992	Deutsche Bank AG	10/26/17	(58,642)
IDR	163,526,000,000	USD	12,173,420	Morgan Stanley & Co. International PLC	10/26/17	(61,269)
USD	10,142,343	IDR	137,043,000,000	Bank of America N.A.	10/26/17	(8,301)
IDR	930,258,000,000	USD	70,039,000	BNP Paribas S.A.	10/27/17	(1,141,888)
RUB	931,155,680	USD	16,120,000	JPMorgan Chase Bank N.A.	10/27/17	(22,480)
USD	16,120,000	RUB	943,987,200	Deutsche Bank AG	10/27/17	(199,347)
RUB	1,045,040,227	USD	18,062,000	JPMorgan Chase Bank N.A.	11/02/17	(14,962)
TRY	64,065,062	USD	17,854,000	BNP Paribas S.A.	11/02/17	(57,463)
USD	17,854,001	EUR	15,078,309	State Street Bank and Trust Co.	11/02/17	(256)
USD	17,854,000	JPY	2,007,030,629	State Street Bank and Trust Co.	11/02/17	(12,309)
USD	17,854,000	SEK	145,492,068	BNP Paribas S.A.	11/02/17	(43,487)
ZAR	242,247,000	USD	17,854,000	Citibank N.A.	11/02/17	(62,456)
CLP	13,572,626,750	USD	21,349,000	Credit Suisse International	11/03/17	(159,291)
CLP	13,649,269,660	USD	21,349,000	Deutsche Bank AG	11/03/17	(39,635)
GBP	400,000	USD	536,676	HSBC Bank PLC	11/03/17	(62)
GBP	290,000	USD	389,090	HSBC Bank PLC	11/03/17	(45)
INR	1,171,311,670	USD	17,854,000	Standard Chartered Bank	11/03/17	(3,855)
MXN	325,873,351	USD	17,854,000	Citibank N.A.	11/03/17	(64,171)
USD	18,347,000	COP	54,132,823,500	Deutsche Bank AG	11/03/17	(2,394)
USD	14,055,701	EUR	11,912,115	Credit Suisse International	11/03/17	(50,224)
USD	10,619,863	EUR	9,000,265	Credit Suisse International	11/03/17	(37,947)
USD	1,873,740	EUR	1,587,885	Morgan Stanley & Co. International PLC	11/03/17	(6,579)
USD	1,415,715	EUR	1,199,735	Morgan Stanley & Co. International PLC	11/03/17	(4,971)
USD	40,831,630	GBP	30,820,000	Barclays Bank PLC	11/03/17	(514,466)
USD	36,075,448	GBP	27,230,000	Barclays Bank PLC	11/03/17	(454,539)
USD	17,496,824	AUD	22,344,000	Goldman Sachs International	11/06/17	(21,377)
USD	759,728,065	GBP	566,921,939	Goldman Sachs International	11/06/17	(878,559)
JPY	1,796,010,440	USD	16,600,000	Citibank N.A.	11/10/17	(606,883)
BRL	11,879,736	USD	3,740,000	Morgan Stanley & Co. International PLC	11/14/17	(13,378)
KRW	9,967,104,000	USD	8,960,000	Morgan Stanley & Co. International PLC	11/14/17	(252,723)
INR	287,609,841	USD	4,379,290	Nomura International PLC	11/15/17	(1,744)
USD	21,102,360	RUB	1,291,380,000	Goldman Sachs International	11/15/17	(1,146,995)
USD	21,159,931	RUB	1,291,380,000	JPMorgan Chase Bank N.A.	11/15/17	(1,089,424)
IDR	203,313,000,000	USD	15,105,000	HSBC Bank PLC	11/22/17	(82,701)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	65

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,500,000	USD	5,970,000	Goldman Sachs International	11/27/17	$ (91,264)
IDR	203,162,000,000	USD	15,105,000	JPMorgan Chase Bank N.A.	11/29/17	(103,431)
EUR	17,151,212	USD	20,630,161	BNP Paribas S.A.	12/12/17	(273,683)
EUR	17,150,000	USD	20,628,499	BNP Paribas S.A.	12/12/17	(273,460)
EUR	5,508,168	USD	6,628,848	Standard Chartered Bank	12/12/17	(91,298)
BRL	35,128,170	USD	11,100,000	BNP Paribas S.A.	12/15/17	(124,989)
BRL	18,671,730	USD	5,900,000	BNP Paribas S.A.	12/15/17	(66,435)
BRL	26,821,200	USD	8,400,000	Royal Bank of Scotland PLC	12/15/17	(20,316)
MXN	210,606,084	USD	11,700,000	Barclays Bank PLC	12/15/17	(278,752)
TRY	38,544,509	USD	10,800,000	Citibank N.A.	12/15/17	(226,169)
TRY	41,253,030	USD	11,700,000	Morgan Stanley & Co. International PLC	12/15/17	(383,146)
USD	10,200,000	EUR	8,621,987	Credit Suisse International	12/15/17	(35,335)
USD	43,600,000	JPY	4,915,900,000	Deutsche Bank AG	12/15/17	(258,004)
ZAR	113,444,831	USD	8,400,000	HSBC Bank PLC	12/15/17	(125,512)
ZAR	70,227,752	USD	5,200,000	HSBC Bank PLC	12/15/17	(77,698)
AUD	15,405,000	NZD	16,773,888	Credit Suisse International	12/20/17	(24,315)
AUD	30,915,000	NZD	33,940,435	Goldman Sachs International	12/20/17	(249,508)
AUD	9,845,000	NZD	10,801,427	Goldman Sachs International	12/20/17	(74,384)
AUD	25,380,000	NZD	27,807,287	JPMorgan Chase Bank N.A.	12/20/17	(164,110)
AUD	9,700,000	NZD	10,627,687	JPMorgan Chase Bank N.A.	12/20/17	(62,721)
AUD	15,450,000	USD	12,287,679	Barclays Bank PLC	12/20/17	(180,485)
AUD	21,370,000	USD	16,871,102	Barclays Bank PLC	12/20/17	(124,777)
AUD	22,400,000	USD	17,949,994	Citibank N.A.	12/20/17	(396,523)
AUD	14,928,000	USD	11,922,994	Deutsche Bank AG	12/20/17	(224,859)
AUD	9,505,000	USD	7,545,440	Deutsche Bank AG	12/20/17	(96,969)
AUD	22,400,000	USD	17,929,923	HSBC Bank PLC	12/20/17	(376,452)
AUD	15,455,000	USD	12,305,790	Morgan Stanley & Co. International PLC	12/20/17	(194,679)
BRL	58,982,490	USD	18,650,000	Royal Bank of Scotland PLC	12/20/17	(233,986)
CAD	3,271,151	AUD	3,350,000	Barclays Bank PLC	12/20/17	(2,139)
CAD	3,651,175	AUD	3,740,000	BNP Paribas S.A.	12/20/17	(3,027)
CAD	7,254,544	AUD	7,460,000	Deutsche Bank AG	12/20/17	(28,715)
CAD	6,534,924	AUD	6,720,000	Deutsche Bank AG	12/20/17	(25,866)
CAD	18,215,058	AUD	18,660,000	Morgan Stanley & Co. International PLC	12/20/17	(16,519)
CAD	15,480,000	NOK	98,731,688	Barclays Bank PLC	12/20/17	(7,685)
CAD	10,665,000	NOK	68,330,676	Credit Suisse International	12/20/17	(44,185)
CAD	18,223,065	USD	14,925,000	BNP Paribas S.A.	12/20/17	(312,429)
CAD	22,727,619	USD	18,660,000	Citibank N.A.	12/20/17	(435,353)
CAD	22,780,781	USD	18,660,000	Citibank N.A.	12/20/17	(392,723)
CAD	18,368,640	USD	14,940,000	Citibank N.A.	12/20/17	(210,697)
CAD	19,157,707	USD	15,490,000	Deutsche Bank AG	12/20/17	(127,966)
CAD	7,191,870	USD	5,815,000	Deutsche Bank AG	12/20/17	(48,039)
CAD	7,012,418	USD	5,630,000	Deutsche Bank AG	12/20/17	(6,936)
CAD	6,184	USD	5,000	Deutsche Bank AG	12/20/17	(41)
CAD	36,962,996	USD	30,020,000	HSBC Bank PLC	12/20/17	(380,399)
CAD	27,843,092	USD	22,510,000	HSBC Bank PLC	12/20/17	(183,397)
CNH	121,259,063	EUR	15,325,000	HSBC Bank PLC	12/20/17	(18,675)
EUR	10,700,000	GBP	9,736,597	Citibank N.A.	12/20/17	(374,818)
EUR	11,900,000	GBP	10,634,935	Deutsche Bank AG	12/20/17	(156,728)
EUR	3,570,000	GBP	3,193,176	UBS AG	12/20/17	(50,640)

66	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,740,000	RUB	334,975,800	BNP Paribas S.A.	12/20/17	$ (105,273)
EUR	4,760,000	RUB	333,104,800	Deutsche Bank AG	12/20/17	(49,495)
EUR	15,450,000	USD	18,619,878	BNP Paribas S.A.	12/20/17	(272,749)
EUR	11,200,000	USD	13,537,385	BNP Paribas S.A.	12/20/17	(237,201)
EUR	18,760,000	USD	22,346,539	Citibank N.A.	12/20/17	(68,731)
EUR	18,650,000	USD	22,301,167	Royal Bank of Scotland PLC	12/20/17	(153,985)
GBP	13,525,820	EUR	15,400,000	HSBC Bank PLC	12/20/17	(115,638)
GBP	9,325,000	USD	12,553,875	Citibank N.A.	12/20/17	(25,616)
JPY	1,833,812,796	CHF	15,760,000	Goldman Sachs International	12/20/17	(2,927)
JPY	1,985,136,510	EUR	15,450,000	Goldman Sachs International	12/20/17	(630,424)
JPY	1,203,697,600	USD	11,200,000	Bank of America N.A.	12/20/17	(457,386)
JPY	826,260,675	USD	7,500,000	Barclays Bank PLC	12/20/17	(125,889)
JPY	402,588,225	USD	3,730,000	Deutsche Bank AG	12/20/17	(137,029)
JPY	997,170,300	USD	9,000,000	Goldman Sachs International	12/20/17	(100,575)
JPY	833,191,184	USD	7,520,000	Goldman Sachs International	12/20/17	(84,036)
JPY	400,086,887	USD	3,730,000	Standard Chartered Bank	12/20/17	(159,353)
MXN	176,120,759	NZD	13,435,000	HSBC Bank PLC	12/20/17	(144,376)
MXN	175,385,448	NZD	13,435,000	JPMorgan Chase Bank N.A.	12/20/17	(184,223)
MXN	33,731,434	USD	1,870,000	Barclays Bank PLC	12/20/17	(42,076)
MXN	33,764,389	USD	1,870,000	Goldman Sachs International	12/20/17	(40,290)
MXN	1,183,752,601	USD	65,547,000	HSBC Bank PLC	12/20/17	(1,398,814)
MXN	195,434,550	USD	10,620,000	JPMorgan Chase Bank N.A.	12/20/17	(29,297)
NOK	113,632,750	CAD	17,860,000	Citibank N.A.	12/20/17	(26,184)
NOK	193,416,191	CAD	30,890,000	JPMorgan Chase Bank N.A.	12/20/17	(437,644)
NOK	83,361,719	CAD	13,100,000	Morgan Stanley & Co. International PLC	12/20/17	(17,435)
NOK	15,435,000	SEK	15,757,098	Citibank N.A.	12/20/17	(2,594)
NZD	16,752,512	AUD	15,450,000	Morgan Stanley & Co. International PLC	12/20/17	(26,364)
NZD	13,060,000	USD	9,465,326	BNP Paribas S.A.	12/20/17	(47,298)
NZD	22,510,000	USD	16,341,067	Citibank N.A.	12/20/17	(108,309)
NZD	13,060,000	USD	9,446,259	HSBC Bank PLC	12/20/17	(28,231)
SEK	146,523,165	EUR	15,450,000	Deutsche Bank AG	12/20/17	(266,868)
SEK	1,496,212,171	EUR	156,595,000	Goldman Sachs International	12/20/17	(1,333,680)
SEK	114,339,120	EUR	12,000,000	Morgan Stanley & Co. International PLC	12/20/17	(141,294)
SEK	112,062,720	NOK	110,000,000	BNP Paribas S.A.	12/20/17	(10,241)
SEK	31,388,606	NOK	30,875,000	Citibank N.A.	12/20/17	(10,940)
SEK	29,886,340	USD	3,740,000	BNP Paribas S.A.	12/20/17	(52,168)
SEK	29,726,520	USD	3,720,000	BNP Paribas S.A.	12/20/17	(51,889)
TRY	161,092,900	EUR	37,320,000	Barclays Bank PLC	12/20/17	(185,222)
TRY	65,480,150	USD	18,650,000	BNP Paribas S.A.	12/20/17	(711,106)
TRY	28,954,950	USD	8,220,000	BNP Paribas S.A.	12/20/17	(287,523)
TRY	7,054,940	USD	1,965,000	BNP Paribas S.A.	12/20/17	(32,234)
TRY	38,713,585	USD	10,620,000	Citibank N.A.	12/20/17	(14,054)
TRY	23,506,988	USD	6,690,000	Royal Bank of Scotland PLC	12/20/17	(250,043)
TWD	324,811,625	USD	10,787,500	HSBC Bank PLC	12/20/17	(31,068)
USD	15,565,000	CNH	107,106,323	Morgan Stanley & Co. International PLC	12/20/17	(468,599)
USD	25,039,770	GBP	18,650,000	BNP Paribas S.A.	12/20/17	(16,748)
USD	50,000,000	JPY	5,610,105,000	Bank of America N.A.	12/20/17	(68,385)
USD	16,224,083	NZD	22,510,000	Deutsche Bank AG	12/20/17	(8,675)
USD	10,787,500	TWD	327,508,500	Deutsche Bank AG	12/20/17	(58,241)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	67

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,787,500	TWD	327,616,375	Goldman Sachs International	12/20/17	$(61,814)
ZAR	98,360,100	USD	7,460,000	BNP Paribas S.A.	12/20/17	(291,381)
ZAR	66,108,384	USD	4,880,000	BNP Paribas S.A.	12/20/17	(61,930)
ZAR	175,909,440	USD	13,440,000	Deutsche Bank AG	12/20/17	(619,479)
TWD	461,745,000	USD	15,500,000	Bank of America N.A.	12/21/17	(208,043)
TWD	457,094,775	USD	15,445,000	Citibank N.A.	12/21/17	(307,048)
TWD	177,310,000	USD	5,950,000	HSBC Bank PLC	12/21/17	(77,891)
USD	17,907,000	BRL	57,624,726	Goldman Sachs International	1/17/18	(24,116)
USD	64,885,000	HKD	507,562,913	Goldman Sachs International	1/19/18	(268,221)
TRY	122,039,120	EUR	28,000,000	BNP Paribas S.A.	2/16/18	(459,024)
INR	2,660,941,250	USD	40,150,000	JPMorgan Chase Bank N.A.	2/20/18	(86,745)
USD	6,100,000	INR	407,419,000	HSBC Bank PLC	2/20/18	(34,119)
USD	16,000,000	INR	1,079,360,000	JPMorgan Chase Bank N.A.	2/20/18	(250,894)
USD	9,600,000	INR	637,728,000	JPMorgan Chase Bank N.A.	2/20/18	(1,662)
USD	1,814,359	EUR	1,681,877	Citibank N.A.	2/21/18	(190,421)
USD	108,520	EUR	101,300	Citibank N.A.	2/21/18	(12,229)
USD	2,894,821	EUR	2,692,609	Deutsche Bank AG	2/21/18	(314,740)
USD	2,955,639	EUR	2,749,297	Morgan Stanley & Co. International PLC	2/21/18	(321,495)
USD	104,060,000	HKD	810,341,235	JPMorgan Chase Bank N.A.	3/19/18	(83,321)
USD	5,980,000	CNH	41,540,668	HSBC Bank PLC	5/17/18	(181,393)
USD	39,545,000	CNH	278,891,113	JPMorgan Chase Bank N.A.	5/21/18	(1,810,523)
TRY	631,754,000	USD	162,502,797	BNP Paribas S.A.	8/20/18	(339,206)
MXN	288,676,450	USD	14,510,000	Barclays Bank PLC	6/14/19	(6,858)

						(72,289,796)
Net Unrealized Depreciation						$(367,815)

Interest Rate Caps Purchased
Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
5Y-2Y CMS Index Cap[1]	0.31%	Goldman Sachs International	3/13/18	USD	2,075,600	$641,277	$2,532,232	$(1,890,955)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
PowerShares QQQ Trust, Series 1 ETF	9,954	10/06/17	USD	147.00	USD	144,781	$248,850
SPDR S&P 500 ETF Trust	40,051	10/06/17	USD	252.00	USD	1,006,201	1,922,448
SPDR S&P 500 ETF Trust	36,363	10/06/17	USD	251.00	USD	913,548	3,636,300
CBOE Volatility Index	18,728	10/18/17	USD	14.50	USD	17,810	889,580
CBOE Volatility Index	1,025	10/18/17	USD	24.00	USD	975	10,250
CBOE Volatility Index	750	10/18/17	USD	23.00	USD	713	9,375
CBOE Volatility Index	29,456	10/18/17	USD	13.00	USD	28,013	1,914,640
Alibaba Group Holding Ltd.	939	10/20/17	USD	180.00	USD	16,217	157,752

68	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
AMC Networks, Inc.	350	10/20/17	USD	70.00	USD	2,046	$3,500
Centurylink, Inc.	750	10/20/17	USD	23.00	USD	1,418	5,625
Centurylink, Inc.	500	10/20/17	USD	21.00	USD	945	5,000
EURO STOXX 50 Index	4,981	10/20/17	EUR	3,600.00	EUR	179,059	1,359,900
Financial Select Sector SPDR Fund	139,686	10/20/17	USD	25.00	USD	361,228	13,479,692
Financial Select Sector SPDR Fund	30,155	10/20/17	USD	26.00	USD	77,981	799,108
General Mills, Inc.	2,000	10/20/17	USD	65.00	USD	10,352	17,000
Health Care Select Sector SPDR ETF	3,997	10/20/17	USD	84.00	USD	32,667	35,973
iShares MSCI Emerging Markets Index ETF	7,000	10/20/17	USD	46.00	USD	31,367	101,500
iShares Russell 2000 Index ETF	28,910	10/20/17	USD	150.00	USD	428,388	2,544,080
JPMorgan Chase & Co.	5,594	10/20/17	USD	92.50	USD	53,428	1,818,050
QUALCOMM, Inc.	2,250	10/20/17	USD	65.00	USD	11,664	4,500
SPDR S&P 500 ETF Trust	2,502	10/20/17	USD	250.00	USD	62,858	656,775
SPDR S&P 500 ETF Trust	34,005	10/20/17	USD	255.00	USD	854,308	969,143
SPDR S&P 500 ETF Trust	14,654	10/20/17	USD	253.00	USD	368,152	1,194,301
SPDR S&P 500 ETF Trust	16,676	10/20/17	USD	251.00	USD	418,951	3,168,440
SPDR S&P 500 ETF Trust	13,443	10/20/17	USD	252.00	USD	337,728	1,734,147
SPDR S&P 500 ETF Trust	19,984	10/20/17	USD	249.00	USD	502,058	6,824,536
SPDR S&P 500 ETF Trust	29,927	10/27/17	USD	252.50	USD	751,856	3,980,291
Amazon.com, Inc.	1,046	11/03/17	USD	1,040.00	USD	100,557	648,520
Amazon.com, Inc.	314	11/03/17	USD	1,170.00	USD	30,186	20,096
CBOE Volatility Index	750	11/15/17	USD	22.00	USD	713	33,750
JD.Com, Inc. — ADR	5,048	11/17/17	USD	44.00	USD	19,283	277,640
JD.Com, Inc. — ADR	3,029	11/17/17	USD	55.00	USD	11,571	16,660
SPDR S&P 500 ETF Trust	1,480	11/17/17	USD	252.00	USD	37,182	412,180
iShares MSCI Emerging Markets Index ETF	12,494	12/15/17	USD	46.00	USD	55,986	918,309
Kellogg Co.	1,515	12/15/17	USD	75.00	USD	9,449	11,363
Netflix, Inc.	585	12/15/17	USD	200.00	USD	10,609	273,488
SPDR S&P 500 ETF Trust	19,987	12/15/17	USD	256.00	USD	502,133	3,937,439
Apple Inc.	7,021	1/19/18	USD	190.00	USD	108,208	354,561
Apple Inc.	5,015	1/19/18	USD	170.00	USD	77,291	1,288,855
CenturyLink, Inc.	850	1/19/18	USD	30.00	USD	1,607	6,375
Conagra Brands, Inc.	2,046	1/19/18	USD	37.00	USD	6,903	81,840
Delta Air Lines, Inc.	5,014	1/19/18	USD	50.00	USD	24,178	965,195
Delta Air Lines, Inc.	5,014	1/19/18	USD	60.00	USD	24,178	77,717
Micron Technology, Inc.	9,912	1/19/18	USD	40.00	USD	38,984	3,196,620
Micron Technology, Inc.	9,912	1/19/18	USD	46.00	USD	38,984	1,293,516
QUALCOMM, Inc.	400	1/19/18	USD	70.00	USD	2,074	2,600
SPDR S&P 500 ETF Trust	10,059	1/19/18	USD	280.00	USD	252,712	110,649
SPDR S&P 500 ETF Trust	9,472	1/19/18	USD	270.00	USD	237,965	208,384
SPDR S&P 500 ETF Trust	4,361	1/19/18	USD	260.00	USD	109,561	601,818
Valeant Pharmaceuticals International, Inc.	375	1/19/18	USD	20.00	USD	537	12,563
AMC Networks, Inc.	250	3/16/18	USD	75.00	USD	1,462	18,750
SPDR S&P 500 ETF Trust	5,045	6/15/18	USD	300.00	USD	126,746	65,585
SPDR S&P 500 ETF Trust	9,482	1/18/19	USD	310.00	USD	238,216	431,431
SPDR S&P 500 ETF Trust	9,486	12/20/19	USD	350.00	USD	238,317	483,786

							63,240,446

Put
Euro Dollar 90-Day	27,247	10/13/17	USD	98.00	USD	6,684,711	340,588

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	69

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Dell Technologies, Inc.	500	10/20/17	USD	55.00	USD	3,861	$6,250
E-Mini S&P 500 Index Futures	1,064	10/20/17	USD	2,475.00	USD	133,857	351,120
Energy Select Sector SPDR ETF	7,830	10/20/17	USD	61.00	USD	53,620	15,660
General Motors Co.	500	10/20/17	USD	33.00	USD	2,019	1,000
Health Care Select Sector SPDR ETF	350	10/20/17	USD	80.00	USD	2,861	7,875
Industrial Select Sector SPDR Fund	375	10/20/17	USD	67.00	USD	2,663	1,500
iShares iBoxx $ High Yield Corporate Bond ETF	850	10/20/17	USD	88.00	USD	7,545	23,375
iShares iBoxx $ High Yield Corporate Bond ETF	500	10/20/17	USD	86.00	USD	4,438	4,000
iShares iBoxx $ High Yield Corporate Bond ETF	750	10/20/17	USD	87.00	USD	6,657	9,000
iShares Russell 2000 Index ETF	350	10/20/17	USD	135.00	USD	5,186	3,500
iShares Russell 2000 Index ETF	350	10/20/17	USD	140.00	USD	5,186	7,350
PowerShares QQQ Trust, Series 1 ETF	350	10/20/17	USD	139.00	USD	5,091	11,025
PowerShares QQQ Trust, Series 1 ETF	400	10/20/17	USD	142.00	USD	5,818	26,200
PowerShares QQQ Trust, Series 1 ETF	350	10/20/17	USD	127.00	USD	5,091	1,400
SPDR S&P 500 ETF Trust	350	10/20/17	USD	243.00	USD	8,793	12,075
SPDR S&P 500 ETF Trust	350	10/20/17	USD	242.00	USD	8,793	10,500
SPDR S&P Oil & Gas Explore & Production ETF	984	10/20/17	USD	31.00	USD	3,354	6,888
SPDR S&P Retail ETF	14,985	10/20/17	USD	40.00	USD	62,592	277,223
Valeant Pharmaceuticals International, Inc.	450	10/20/17	USD	10.00	USD	645	1,800
Western Digital Corp.	650	10/20/17	USD	70.00	USD	5,616	4,550
U.S. Treasury Notes (10 Year) Futures	23,132	10/27/17	USD	124.50	USD	2,898,729	6,144,438
AutoZone, Inc.	235	11/17/17	USD	520.00	USD	13,985	67,563
Centene Corp.	995	11/17/17	USD	80.00	USD	9,629	39,800
Freeport-McMoRan, Inc.	575	11/17/17	USD	10.00	USD	807	1,725
iShares iBoxx $ Investment Grade Corp. Bond Fund	750	11/17/17	USD	118.00	USD	9,092	3,750
PowerShares QQQ Trust, Series 1 ETF	350	11/17/17	USD	143.00	USD	5,091	68,250
SPDR S&P 500 ETF Trust	350	11/17/17	USD	245.00	USD	8,793	48,475
SPDR S&P Oil & Gas Explore & Production ETF	590	11/17/17	USD	34.00	USD	2,011	69,620
VanEck Vectors Semiconductor ETF	350	11/17/17	USD	75.00	USD	3,266	5,250
VanEck Vectors Semiconductor ETF	500	11/17/17	USD	80.00	USD	4,666	15,000
Ally Financial, Inc.	750	12/15/17	USD	17.00	USD	1,820	7,500
Ally Financial, Inc.	400	12/15/17	USD	19.00	USD	970	4,000
Capital One Financial Corp.	200	12/15/17	USD	60.00	USD	1,693	1,600
Euro Dollar 90-Day	2,000	12/15/17	USD	98.00	USD	490,675	175,000
iShares JPMorgan USD Emerging Market Bond ETF	350	12/15/17	USD	105.00	USD	4,075	1,750
iShares MSCI Emerging Markets Index ETF	6,073	12/15/17	USD	43.00	USD	27,213	391,709
Kellogg Co.	2,752	12/15/17	USD	62.50	USD	17,164	639,840
Netflix, Inc.	585	12/15/17	USD	170.00	USD	10,609	375,863
Centurylink, Inc.	400	1/19/18	USD	16.00	USD	756	26,000
Conagra Brands, Inc.	2,046	1/19/18	USD	32.00	USD	6,903	173,910
Costco Wholesale Corp.	1,764	1/19/18	USD	138.00	USD	28,981	137,592
Freeport-McMoRan, Inc.	400	1/19/18	USD	10.00	USD	562	4,000
Freeport-McMoRan, Inc.	750	1/19/18	USD	11.00	USD	1,053	15,375
General Mills, Inc.	2,349	1/19/18	USD	50.00	USD	12,158	330,035
General Mills, Inc.	4,665	1/19/18	USD	47.50	USD	24,146	321,885
Hewlett Packard Enterprise Co.	350	1/19/18	USD	15.00	USD	515	1,050
Micron Technology, Inc.	500	1/19/18	USD	20.00	USD	1,967	2,000
Valeant Pharmaceuticals International, Inc.	250	1/19/18	USD	10.00	USD	358	9,000
Valeant Pharmaceuticals International, Inc.	700	1/19/18	USD	12.50	USD	1,003	64,050
Western Digital Corp.	450	1/19/18	USD	60.00	USD	3,888	17,325

70	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Uniti Group, Inc.	450	2/16/18	USD	15.00	USD	660	$128,250

							10,414,484
Total							$73,654,930

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Under-and-In	Deutsche Bank AG	—	11/01/17	JPY	110.40	JPY	113.14	USD	88,100	$532,588
USD Currency	One-Touch	Citibank N.A.	—	11/10/17	JPY	125.00	JPY	125.00	USD	16,200	22,603
USD Currency	Down-and-Out	JPMorgan Chase Bank N.A.	—	11/16/17	BRL	3.10	BRL	2.96	USD	29,060	78,545
USD Currency	Down-and-In	Goldman Sachs International	—	11/23/17	CAD	1.23	CAD	1.23	USD	1,500	134,612
AUD Currency	One-Touch	BNP Paribas S.A.	—	12/08/17	USD	0.76	USD	0.76	AUD	2,500	670,271
USD Currency	One-Touch	Goldman Sachs International	—	4/09/18	JPY	140.00	JPY	140.00	USD	17,440	86,477

											1,525,096

Put
GBP Currency	One-Touch	Deutsche Bank AG	—	11/09/17	USD	1.20	USD	1.20	GBP	15,070	19,925
GBP Currency	One-Touch	Deutsche Bank AG	—	5/02/18	USD	1.15	USD	1.15	GBP	19,230	631,906
GBP Currency	One-Touch	Deutsche Bank AG	—	5/09/18	USD	1.15	USD	1.15	GBP	15,555	443,829

											1,095,660
Total											$2,620,756

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley &Co. International PLC	—	10/03/17	MXN	17.99	USD	43,122	$538,605
GBP Currency[1]	Deutsche Bank AG	—	10/05/17	USD	1.41	GBP	111,960	15
USD Currency	JPMorgan Chase Bank N.A.	—	10/05/17	BRL	3.20	USD	37,320	80,830
USD Currency	JPMorgan Chase Bank N.A.	—	10/05/17	BRL	3.14	USD	22,400	165,766
USD Currency	Credit Suisse International	—	10/12/17	RUB	63.00	USD	25,580	110
USD Currency	JPMorgan Chase Bank N.A.	—	10/12/17	CAD	1.23	USD	23,959	351,740
USD Currency	BNP Paribas S.A.	—	10/16/17	CAD	1.28	USD	31,945	15,483
USD Currency	Goldman Sachs International	—	10/17/17	NOK	8.25	USD	29,850	10,855
USD Currency	JPMorgan Chase Bank N.A.	—	10/17/17	NOK	8.45	USD	74,640	1,558
USD Currency	BNP Paribas S.A.	—	10/19/17	CAD	1.24	USD	59,500	574,958

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	71

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	—	10/19/17	CAD	1.25	USD	149,000	$888,161
USD Currency	Goldman Sachs International	—	10/19/17	MXN	18.25	USD	27,939	242,420
USD Currency	JPMorgan Chase Bank N.A.	—	10/19/17	CAD	1.24	USD	60,000	567,143
USD Currency	Morgan Stanley & Co. International PLC	—	10/19/17	ZAR	13.50	USD	13,970	227,689
GBP Currency	Deutsche Bank AG	—	10/23/17	USD	1.37	GBP	74,640	225,923
USD Currency	Deutsche Bank AG	—	10/25/17	TRY	3.75	USD	20,700	40,743
Financial Select Sector SPDR Fund	Goldman Sachs International	10,000,800	10/27/17	USD	25.00	USD	258,621	10,050,804
Nikkei 225 Index	JPMorgan Chase Bank N.A.	300	11/10/17	JPY	20,976.76	JPY	6,106,884	274,345
USD Currency	Bank of America N.A.	—	11/10/17	JPY	113.00	USD	74,640	752,313
USD Currency	Bank of America N.A.	—	11/10/17	HKD	7.74	USD	62,000	501,051
USD Currency	Citibank N.A.	—	11/10/17	JPY	118.00	USD	202,500	166,846
USD Currency	Citibank N.A.	—	11/10/17	KRW	1,245.00	USD	74,640	91,212
USD Currency	Deutsche Bank AG	—	11/10/17	JPY	116.00	USD	149,290	378,513
USD Currency	Deutsche Bank AG	—	11/10/17	CHF	0.97	USD	74,640	595,712
USD Currency	Deutsche Bank AG	—	11/10/17	CHF	1.01	USD	74,640	34,016
USD Currency	Goldman Sachs International	—	11/10/17	BRL	3.23	USD	74,640	681,345
USD Currency	HSBC Bank PLC	—	11/10/17	KRW	1,270.00	USD	149,280	82,185
USD Currency	HSBC Bank PLC	—	11/10/17	KRW	1,240.00	USD	74,640	105,183
USD Currency	HSBC Bank PLC	—	11/10/17	HKD	7.74	USD	62,000	485,329
USD Currency	HSBC Bank PLC	—	11/10/17	JPY	118.00	USD	18,830	15,515
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	KRW	1,210.00	USD	75,310	220,713
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	BRL	3.20	USD	37,320	455,110
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	KRW	1,150.00	USD	14,925	162,928
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	CAD	1.38	USD	149,280	322
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	TRY	3.57	USD	37,320	746,243
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	BRL	3.25	USD	37,320	274,896
USD Currency	UBS AG	—	11/10/17	KRW	1,170.00	USD	37,650	252,686
USD Currency	Citibank N.A.	—	11/15/17	JPY	118.00	USD	120,000	123,936

72	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	—	11/15/17	JPY	120.00	USD	180,000	$60,842
USD Currency	HSBC Bank PLC	—	11/15/17	JPY	114.00	USD	180,000	1,317,289
USD Currency	JPMorgan Chase Bank N.A.	—	11/15/17	JPY	114.00	USD	60,000	439,105
USD Currency	Morgan Stanley & Co. International PLC	—	11/15/17	JPY	118.00	USD	120,000	125,875
EUR Currency	BNP Paribas S.A.	—	11/16/17	USD	1.20	EUR	74,640	629,554
EUR Currency	HSBC Bank PLC	—	11/16/17	USD	1.22	EUR	74,640	203,420
EUR Currency	Royal Bank of Scotland PLC	—	11/16/17	USD	1.24	EUR	74,640	73,970
EUR Currency	BNP Paribas S.A.	—	11/17/17	USD	1.25	EUR	89,000	55,535
EUR Currency	Royal Bank of Scotland PLC	—	11/17/17	USD	1.23	EUR	89,000	196,101
USD Currency	Deutsche Bank AG	—	11/17/17	MXN	18.00	USD	33,540	805,330
EUR Currency	BNP Paribas S.A.	—	11/21/17	USD	1.23	EUR	59,500	148,033
USD Currency	Goldman Sachs International	—	11/22/17	ZAR	14.00	USD	74,640	1,059,987
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/17	ZAR	14.50	USD	74,640	526,988
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/17	ZAR	15.00	USD	74,640	253,394
USD Currency	Morgan Stanley & Co. International PLC	—	11/22/17	ZAR	13.50	USD	37,320	1,057,654
GBP Currency	Deutsche Bank AG	—	12/11/17	USD	1.37	GBP	37,510	340,471
USD Currency	Royal Bank of Scotland PLC	—	12/11/17	ZAR	13.50	USD	55,980	1,983,093
USD Currency	JPMorgan Chase Bank N.A.	—	12/18/17	HKD	7.78	USD	62,000	211,892
USD Currency	Citibank N.A.	—	1/17/18	MXN	20.00	USD	37,510	183,197
USD Currency	BNP Paribas S.A.	—	2/07/18	CAD	1.30	USD	119,000	566,774
USD Currency	HSBC Bank PLC	—	2/09/18	HKD	7.75	USD	62,000	390,677
EUR Currency	Morgan Stanley & Co. International PLC	—	2/15/18	USD	1.23	EUR	142,889	1,228,011
USD Currency	Barclays Bank PLC	—	2/21/18	TRY	3.65	USD	55,990	2,152,617
USD Currency	Morgan Stanley & Co. International PLC	—	2/21/18	TRY	3.75	USD	55,990	1,515,999
USD Currency	Deutsche Bank AG	—	3/01/18	JPY	115.00	USD	111,960	1,410,767
USD Currency	Deutsche Bank AG	—	3/01/18	JPY	116.00	USD	111,960	1,131,095

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	73

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	3/01/18	TWD	30.23	USD	9,410	$112,366
USD Currency	HSBC Bank PLC	—	3/02/18	TWD	30.49	USD	6,770	61,483
USD Currency	Morgan Stanley & Co. International PLC	—	3/06/18	BRL	3.25	USD	37,320	1,049,961
USD Currency	HSBC Bank PLC	—	3/15/18	HKD	7.75	USD	122,300	734,186
USD Currency	Deutsche Bank AG	—	3/23/18	JPY	114.00	USD	120,000	2,013,541
USD Currency	Deutsche Bank AG	—	8/24/18	JPY	127.00	USD	149,290	504,037
USD Currency	Morgan Stanley & Co. International PLC	—	8/24/18	JPY	116.00	USD	149,290	2,613,154
USD Currency	Citibank N.A.	—	9/05/18	MXN	20.50	USD	56,280	1,637,739
USD Currency	Goldman Sachs International	—	9/05/18	MXN	19.25	USD	74,640	3,529,378

								50 ,706,717

Put
USD Currency	Morgan Stanley & Co. International PLC	—	10/03/17	MXN	17.63	USD	43,122	13
USD Currency	JPMorgan Chase Bank N.A.	—	10/05/17	BRL	3.14	USD	22,400	20,960
AUD Currency	Barclays Bank PLC	—	10/10/17	USD	0.78	AUD	75,000	199,061
USD Currency	BNP Paribas S.A.	—	10/11/17	TRY	3.54	USD	74,640	244,001
USD Currency	Citibank N.A.	—	10/11/17	TRY	3.45	USD	74,640	8,644
USD Currency	Deutsche Bank AG	—	10/11/17	TRY	3.41	USD	74,645	1,053
USD Currency	Deutsche Bank AG	—	10/11/17	MXN	18.00	USD	33,540	72,922
USD Currency	JPMorgan Chase Bank N.A.	—	10/11/17	TRY	3.45	USD	74,640	8,804
AUD Currency	Barclays Bank PLC	—	10/12/17	JPY	84.00	AUD	60,000	8,622
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	60.30	USD	25,580	1,171,726
AUD Currency	Barclays Bank PLC	—	10/16/17	JPY	84.00	AUD	89,600	28,298
AUD Currency	Morgan Stanley & Co. International PLC	—	10/16/17	JPY	81.00	AUD	89,600	786
USD Currency	JPMorgan Chase Bank N.A.	—	10/19/17	ZAR	13.00	USD	27,939	22,923
USD Currency	Morgan Stanley & Co. International PLC	—	10/20/17	MXN	17.30	USD	23,400	2,670
AUD Currency	Goldman Sachs International	—	10/26/17	USD	0.78	AUD	33,510	176,322

74	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	—	10/27/17	SEK	8.25	USD	60,100	$1,059,080
USD Currency	Goldman Sachs International	—	10/27/17	SEK	8.50	USD	120,000	5,351,821
USD Currency	Goldman Sachs International	—	10/27/17	SEK	8.25	USD	59,900	1,055,556
USD Currency	Morgan Stanley & Co. International PLC	—	10/27/17	SEK	8.00	USD	120,000	396,502
Hang Seng China enterprises Index	UBS AG	500	10/30/17	HKD	10,579.86	HKD	272,751	255,505
AUD Currency	Deutsche Bank AG	—	11/06/17	USD	0.79	AUD	33,510	390,451
USD Currency	Citibank N.A.	—	11/10/17	JPY	107.00	USD	74,640	178,056
USD Currency	Deutsche Bank AG	—	11/10/17	CAD	1.15	USD	150,080	1,825
USD Currency	Deutsche Bank AG	—	11/10/17	CAD	1.21	USD	75,040	80,018
USD Currency	Deutsche Bank AG	—	11/10/17	JPY	108.00	USD	74,640	250,360
USD Currency	Deutsche Bank AG	—	11/10/17	BRL	3.03	USD	74,640	79,842
USD Currency	Goldman Sachs International	—	11/10/17	BRL	3.07	USD	74,640	176,474
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	JPY	110.00	USD	74,640	485,367
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	ZAR	12.60	USD	74,640	43,770
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	KRW	1,115.00	USD	29,850	52,059
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	111.50	USD	149,280	1,556,456
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	BRL	3.15	USD	74,640	695,678
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	109.50	USD	74,640	413,812
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	105.25	USD	74,640	93,879
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	KRW	1,115.00	USD	29,850	52,548
EUR Currency	Citibank N.A.	—	11/15/17	SEK	9.50	EUR	60,000	259,683
EUR Currency	JPMorgan Chase Bank N.A.	—	11/15/17	SEK	9.35	EUR	45,000	60,494
Japanese Government Bond (10-Year)	Deutsche Bank AG	—	11/16/17	JPY	109.27	JPY	338,750	1,823,666

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	75

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Deutsche Bank AG	—	11/20/17	SEK	9.35	EUR	119,000	$184,486
GBP Currency	Barclays Bank PLC	—	11/21/17	USD	1.25	GBP	111,960	41,436
USD Currency	Morgan Stanley & Co. International PLC	—	11/22/17	CHF	0.94	USD	74,640	265,547
USD Currency	HSBC Bank PLC	—	11/24/17	INR	65.50	USD	33,414	240,319
USD Currency	Citibank N.A.	—	11/30/17	ZAR	13.50	USD	22,262	389,970
USD Currency	JPMorgan Chase Bank N.A.	—	11/30/17	BRL	3.17	USD	22,261	330,281
USD Currency	BNP Paribas S.A.	—	12/11/17	TRY	3.45	USD	74,640	196,879
USD Currency	Deutsche Bank AG	—	12/11/17	TRY	3.38	USD	149,290	132,384
USD Currency	Royal Bank of Scotland PLC	—	12/11/17	ZAR	12.50	USD	55,980	120,276
USD Currency	Credit Suisse International	—	12/13/17	RUB	58.50	USD	25,580	601,597
EUR Currency	Deutsche Bank AG	—	12/20/17	GBP	0.88	EUR	107,000	1,657,570
EUR Currency	Deutsche Bank AG	—	12/20/17	GBP	0.88	EUR	47,600	736,130
EUR Currency	HSBC Bank PLC	—	12/20/17	GBP	0.86	EUR	95,000	585,954
EUR Currency	HSBC Bank PLC	—	12/20/17	GBP	0.86	EUR	59,600	369,711
USD Currency	Deutsche Bank AG	—	1/12/18	BRL	3.00	USD	59,620	164,757
USD Currency	Deutsche Bank AG	—	1/31/18	TRY	3.40	USD	70,200	193,714
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.32	EUR	27,930	639,730
USD Currency	Deutsche Bank AG	—	2/16/18	INR	67.00	USD	61,000	1,320,161
USD Currency	Morgan Stanley & Co. International PLC	—	2/16/18	MXN	17.50	USD	29,200	162,439
USD Currency	Deutsche Bank AG	—	2/22/18	MXN	16.65	USD	74,640	84,513
USD Currency	Goldman Sachs International	—	2/22/18	MXN	17.10	USD	74,640	224,034
USD Currency	Goldman Sachs International	—	2/22/18	MXN	17.00	USD	74,640	188,620
EUR Currency	Deutsche Bank AG	—	2/26/18	TRY	4.05	EUR	74,640	311,108
AUD Currency	BNP Paribas S.A.	—	3/15/18	USD	0.70	AUD	150,080	283,565
AUD Currency	BNP Paribas S.A.	—	3/15/18	USD	0.77	AUD	131,320	1,804,536
EUR Currency	Deutsche Bank AG	—	3/30/18	GBP	0.84	EUR	118,500	765,264
EUR Currency	HSBC Bank PLC	—	3/30/18	GBP	0.84	EUR	59,000	381,965
USD Currency	JPMorgan Chase Bank N.A.	—	5/17/18	CNH	6.90	USD	59,925	1,880,022
USD Currency	JPMorgan Chase Bank N.A.	—	7/24/18	INR	65.00	USD	89,600	809,755

76	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	7/24/18	INR	62.50	USD	59,733	$149,982
USD Currency	Goldman Sachs International	—	7/26/18	INR	64.50	USD	89,600	636,980
USD Currency	Deutsche Bank AG	—	7/30/18	MXN	17.35	USD	57,950	590,934

								33,224,326
Total								$83,931,043

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Worst of Options Purchased
Description	Counterparty	Expiration Date	Units	Notional Amount (000)		Value
USD/KRW 1,135.75 Strike/Call, AUD/USD 0.78 Strike/Put, USD/JPY 108.60 Strike/Put	Deutsche Bank AG	12/15/17	—	USD	199,600	$61,760
USD/KRW 1,136.25 Strike/Call, USD/JPY 108.60 Strike/Put, USD/CHF 0.95 Strike/Put	Deutsche Bank AG	12/15/17	—	USD	199,600	79,341
Total						$141,101

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional Amount		Value
		Date	Rate	Rate	Frequency	Rate	Frequency	(000)
Call
10-Year Interest Rate Swap, 10/14/27	JPMorgan Chase Bank N.A.	10/12/17	2.15%	2.15%	Semi-Annual	3-month LIBOR	Quarterly	USD	234,526	$117,336
10-Year Interest Rate Swap, 10/29/27	Goldman Sachs International	10/27/17	2.09%	2.09%	Semi-Annual	3-month LIBOR	Quarterly	USD	900,240	714,034
10-Year Interest Rate Swap, 10/29/27	Citibank N.A.	10/27/17	2.20%	2.20%	Semi-Annual	3-month LIBOR	Quarterly	USD	527,868	1,353,121
10-Year Interest Rate Swap, 11/22/27	JPMorgan Chase Bank N.A.	11/20/17	2.18%	2.18%	Semi-Annual	3-month LIBOR	Quarterly	USD	473,580	1,786,817
10-Year Interest Rate Swap, 12/23/27	Goldman Sachs International	12/21/17	2.24%	2.24%	Semi-Annual	3-month LIBOR	Quarterly	USD	495,270	3,731,265
10-Year Interest Rate Swap, 12/09/28	JPMorgan Chase Bank N.A.	12/07/18	2.20%	2.20%	Semi-Annual	3-month LIBOR	Quarterly	USD	149,550	2,607,913
2-Year Interest Rate Swap, 4/27/21	Barclays Bank PLC	4/25/19	2.00%	2.00%	Semi-Annual	3-month LIBOR	Quarterly	USD	741,380	3,662,158
15-Year Interest Rate Swap, 9/16/35	Barclays Bank PLC	9/14/20	0.66%	0.66%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	JPY	4,414,000	901,458
15-Year Interest Rate Swap, 9/16/35	Morgan Stanley & Co. International PLC	9/14/20	0.66%	0.66%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	JPY	4,414,000	901,458
10-Year Interest Rate Swap, 2/24/37	Citibank N.A.	2/22/27	2.50%	2.50%	Semi-Annual	3-month LIBOR	Quarterly	USD	74,600	4,032,874

										19,808,434

Put
5-Year Interest Rate Swap, 10/04/22[1]	Citibank N.A.	10/02/17	2.30%	3-month LIBOR	Quarterly	2.30%	Semi-Annual	USD	15,100	2
7-Year Interest Rate Swap, 10/04/24[1]	Citibank N.A.	10/02/17	2.45%	3-month LIBOR	Quarterly	2.45%	Semi-Annual	USD	5,400	1
1-Year Interest Rate Swap, 10/06/18	Goldman Sachs International	10/04/17	1.60%	3-month LIBOR	Quarterly	1.60%	Semi-Annual	USD	5,835,920	94,133

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	77

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional Amount		Value
		Date	Rate	Rate	Frequency	Rate	Frequency	(000)
10-Year Interest Rate Swap, 10/13/27	Citibank N.A.	10/11/17	2.38%	3-month LIBOR	Quarterly	2.38%	Semi-Annual	USD	200,165	$175,765
10-Year Interest Rate Swap, 10/28/27	Goldman Sachs International	10/26/17	2.45%	3-month LIBOR	Quarterly	2.45%	Semi-Annual	USD	100,000	110,039
5-Year Interest Rate Swap, 10/28/22	JPMorgan Chase Bank N.A.	10/26/17	2.02%	3-month LIBOR	Quarterly	2.02%	Semi-Annual	USD	1,457,405	3,848,540
10-Year Interest Rate Swap, 10/29/27	Goldman Sachs International	10/27/17	2.39%	3-month LIBOR	Quarterly	2.39%	Semi-Annual	USD	900,240	2,000,972
5-Year Interest Rate Swap, 11/08/22	Goldman Sachs International	11/06/17	0.45%	6-month EURIBOR	Semi-Annual	0.45%	Annual	EUR	846,600	248,847
10-Year Interest Rate Swap, 12/08/27	Goldman Sachs International	12/06/17	2.28%	3-month LIBOR	Quarterly	2.28%	Semi-Annual	USD	322,417	3,373,104
10-Year Interest Rate Swap, 12/17/27	JPMorgan Chase Bank N.A.	12/15/17	1.20%	6-month EURIBOR	Semi-Annual	1.20%	Annual	EUR	202,480	376,865
10-Year Interest Rate Swap, 12/17/27	JPMorgan Chase Bank N.A.	12/15/17	1.20%	6-month EURIBOR	Semi-Annual	1.20%	Annual	EUR	95,743	178,201
10-Year Interest Rate Swap, 12/22/27	Goldman Sachs International	12/22/17	1.56%	6-month GBP LIBOR	Semi-Annual	1.56%	Semi-Annual	GBP	3,240	30,065
30-Year Interest Rate Swap, 3/06/49	Goldman Sachs International	3/04/19	4.00%	3-month LIBOR	Quarterly	4.00%	Semi-Annual	USD	64,000	258,148
15-Year Interest Rate Swap, 9/16/35	Barclays Bank PLC	9/14/20	0.66%	6-month JPY LIBOR	Semi-Annual	0.66%	Semi-Annual	JPY	4,414,000	1,087,725
15-Year Interest Rate Swap, 9/16/35	Morgan Stanley & Co. International PLC	9/14/20	0.66%	6-month JPY LIBOR	Semi-Annual	0.66%	Semi-Annual	JPY	4,414,000	1,087,725
5-Year Interest Rate Swap, 12/01/26	Goldman Sachs International	11/29/21	2.75%	3-month LIBOR	Quarterly	2.75%	Semi-Annual	USD	187,600	4,230,108
15-Year Interest Rate Swap, 5/05/37	Goldman Sachs International	5/03/22	3.25%	3-month LIBOR	Quarterly	3.25%	Semi-Annual	USD	118,060	5,214,708
15-Year Interest Rate Swap, 5/05/37	Goldman Sachs International	5/03/22	3.25%	3-month LIBOR	Quarterly	3.25%	Semi-Annual	USD	115,010	5,079,989
10-Year Interest Rate Swap, 8/18/32	JPMorgan Chase Bank N.A.	8/16/22	3.00%	3-month LIBOR	Quarterly	3.00%	Semi-Annual	USD	532,000	22,370,850

										49,765,787
Total										$69,574,221

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
PowerShares QQQ Trust, Series 1 ETF	7,018	10/06/17	USD	145.50	USD	102,077	$(589,512)
PowerShares QQQ Trust, Series 1 ETF	7,018	10/13/17	USD	147.00	USD	102,077	(378,972)
CBOE Volatility Index	29,456	10/18/17	USD	22.00	USD	28,013	(441,840)
Financial Select Sector SPDR Fund	52,621	10/20/17	USD	25.50	USD	136,078	(3,025,708)
Amazon.com, Inc.	1,360	11/03/17	USD	1,080.00	USD	130,744	(285,600)
iShares iBoxx $ High Yield Corporate Bond ETF	25,247	11/17/17	USD	89.00	USD	224,092	(429,199)
JD.Com, Inc. — ADR	10,096	11/17/17	USD	47.00	USD	38,567	(393,744)
U.S. Treasury Notes (10 Year) Futures	1,220	11/24/17	USD	127.00	USD	152,881	(285,938)

78	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
U.S. Treasury Notes (5 Year) Futures	2,624	11/24/17	USD	118.25	USD	308,320	$(451,000)
Netflix, Inc.	585	12/15/17	USD	190.00	USD	10,609	(453,375)
Apple Inc.	350	1/19/18	USD	155.00	USD	5,394	(261,625)
Apple Inc.	10,030	1/19/18	USD	180.00	USD	154,582	(1,143,420)
Conagra Brands, Inc.	2,046	1/19/18	USD	33.00	USD	6,903	(419,430)
Delta Air Lines, Inc.	14,578	1/19/18	USD	55.00	USD	70,295	(867,391)
Micron Technology, Inc.	19,824	1/19/18	USD	43.00	USD	77,968	(4,143,216)

							(13,569,970)

Put
PowerShares QQQ Trust, Series 1 ETF	7,018	10/06/17	USD	139.50	USD	102,077	(49,126)
Euro Dollar 90-Day	12,540	10/13/17	USD	97.50	USD	3,076,532	(78,375)
Euro Dollar 90-Day	27,247	10/13/17	USD	97.63	USD	6,684,711	(170,294)
PowerShares QQQ Trust, Series 1 ETF	7,018	10/13/17	USD	141.00	USD	102,077	(182,468)
CBOE Volatility Index	10,552	10/18/17	USD	13.00	USD	10,035	(2,057,640)
CBOE Volatility Index	15,230	10/18/17	USD	12.50	USD	14,484	(2,360,650)
CBOE Volatility Index	29,456	10/18/17	USD	12.00	USD	28,013	(3,461,080)
E-Mini S&P 500 Index Futures	1,064	10/20/17	USD	2,425.00	USD	133,857	(162,260)
EURO STOXX 50 Index	4,981	10/20/17	EUR	3,200.00	EUR	179,059	(70,644)
Health Care Select Sector SPDR ETF	350	10/20/17	USD	75.00	USD	2,861	(1,050)
Industrial Select Sector SPDR Fund	375	10/20/17	USD	63.00	USD	2,663	(1,125)
iShares iBoxx $ High Yield Corporate Bond ETF	500	10/20/17	USD	83.00	USD	4,438	(3,250)
iShares Russell 2000 Index ETF	350	10/20/17	USD	125.00	USD	5,186	(1,225)
iShares Russell 2000 Index ETF	350	10/20/17	USD	130.00	USD	5,186	(1,925)
PowerShares QQQ Trust, Series 1 ETF	350	10/20/17	USD	129.00	USD	5,091	(2,100)
PowerShares QQQ Trust, Series 1 ETF	400	10/20/17	USD	132.00	USD	5,818	(3,400)
SPDR S&P 500 ETF Trust	1,012	10/20/17	USD	235.00	USD	25,424	(15,686)
SPDR S&P 500 ETF Trust	10,345	10/20/17	USD	233.00	USD	259,897	(139,658)
SPDR S&P 500 ETF Trust	999	10/20/17	USD	225.00	USD	25,098	(7,493)
SPDR S&P 500 ETF Trust	350	10/20/17	USD	228.00	USD	8,793	(3,325)
U.S. Treasury Notes (10 Year) Futures	23,132	10/27/17	USD	123.50	USD	2,898,729	(1,445,750)
Centene Corp.	995	11/17/17	USD	90.00	USD	9,629	(194,025)
PowerShares QQQ Trust, Series 1 ETF	350	11/17/17	USD	133.00	USD	5,091	(16,100)
SPDR S&P 500 ETF Trust	350	11/17/17	USD	235.00	USD	8,793	(20,650)
SPDR S&P 500 ETF Trust	10,525	11/17/17	USD	230.00	USD	264,420	(431,525)
VanEck Vectors Semiconductor ETF	500	11/17/17	USD	74.00	USD	4,666	(10,000)
U.S. Treasury Notes (10 Year) Futures	8,032	11/24/17	USD	124.50	USD	1,941,843	3,388,500
U.S. Treasury Notes (10 Year) Futures	1,220	11/24/17	USD	124.00	USD	152,881	(343,125)
iShares MSCI Emerging Markets Index ETF	6,073	12/15/17	USD	45.00	USD	27,213	(783,417)
SPDR S&P 500 ETF Trust	5,996	12/15/17	USD	226.00	USD	150,638	(461,692)
SPDR S&P 500 ETF Trust	19,987	12/15/17	USD	221.00	USD	502,133	(1,139,259)
Apple Inc.	350	1/19/18	USD	155.00	USD	5,394	(290,500)
Costco Wholesale Corp.	1,764	1/19/18	USD	128.00	USD	28,981	(72,324)
SPDR S&P 500 ETF Trust	2,907	1/19/18	USD	238.00	USD	73,033	(744,192)
SPDR S&P 500 ETF Trust	998	1/18/19	USD	220.00	USD	25,073	(743,510)

							(12,080,343)
Total							$(25,650,313)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	79

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
AUD Currency	One-Touch	BNP Paribas S.A.	—	10/19/17	USD	0.76	USD	0.76	AUD 2,000	$(246,836)
USD Currency	Down-and-In	Deutsche Bank AG	—	11/10/17	CAD	1.19	CAD	1.16	USD150,080	(39,401)
AUD Currency	Down-and-In	BNP Paribas S.A.	—	3/15/18	USD	0.74	USD	0.71	AUD300,160	(1,601,020)

										(1,887,257)

Put
GBP Currency	Under-and-In	Deutsche Bank AG	—	10/23/17	USD	1.39	USD	1.41	GBP111,960	(95,867)
GBP Currency	Under-and-In	Deutsche Bank AG	—	12/11/17	USD	1.40	USD	1.42	GBP 56,265	(242,695)

										(338,562)
Total										$(2,225,819)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	10/03/17	MXN	17.99	USD	43,122	$(531,189)
USD Currency	BNP Paribas S.A.	—	10/05/17	CAD	1.25	USD	57,521	(232,721)
USD Currency	JPMorgan Chase Bank N.A.	—	10/05/17	BRL	3.26	USD	74,640	(23,062)
USD Currency	Morgan Stanley & Co. International PLC	—	10/05/17	BRL	3.14	USD	22,400	(253,635)
EUR Currency	Bank of America N.A.	—	10/06/17	TRY	4.22	EUR	18,760	(48,795)
USD Currency	JPMorgan Chase Bank N.A.	—	10/06/17	BRL	3.14	USD	22,400	(169,832)
USD Currency	Morgan Stanley & Co. International PLC	—	10/06/17	BRL	3.19	USD	22,510	(15,120)
USD Currency	Citibank N.A.	—	10/10/17	JPY	113.15	USD	115,855	(365,308)
USD Currency	Morgan Stanley & Co. International PLC	—	10/11/17	ZAR	13.40	USD	18,660	(319,969)
USD Currency	Morgan Stanley & Co. International PLC	—	10/11/17	TRY	3.43	USD	37,320	(1,505,690)
USD Currency	Royal Bank of Scotland PLC	—	10/11/17	TRY	3.41	USD	26,120	(1,208,208)
USD Currency	Royal Bank of Scotland PLC	—	10/11/17	ZAR	13.20	USD	37,320	(1,059,275)
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	63.00	USD	25,580	(106)
USD Currency	Bank of America N.A.	—	10/13/17	ZAR	13.60	USD	22,510	(229,849)

80	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	BNP Paribas S.A.	—	10/13/17	CAD	1.22	USD	55,990	$(1,241,764)
AUD Currency	Barclays Bank PLC	—	10/16/17	CAD	0.99	AUD	37,320	(93,146)
AUD Currency	BNP Paribas S.A.	—	10/16/17	USD	0.81	AUD	30,020	(6,639)
AUD Currency	Morgan Stanley & Co. International PLC	—	10/16/17	CAD	0.99	AUD	37,510	(89,043)
USD Currency	Goldman Sachs International	—	10/17/17	NOK	8.45	USD	37,320	(734)
USD Currency	JPMorgan Chase Bank N.A.	—	10/17/17	NOK	8.65	USD	111,960	(46)
USD Currency	BNP Paribas S.A.	—	10/19/17	CAD	1.25	USD	89,000	(462,829)
USD Currency	Deutsche Bank AG	—	10/19/17	CAD	1.24	USD	119,500	(1,311,430)
USD Currency	Goldman Sachs International	—	10/19/17	ZAR	13.50	USD	27,939	(446,127)
USD Currency	JPMorgan Chase Bank N.A.	—	10/19/17	CAD	1.25	USD	60,000	(305,579)
USD Currency	Deutsche Bank AG	—	10/20/17	MXN	18.30	USD	20,600	(163,093)
USD Currency	Citibank N.A.	—	10/25/17	TRY	3.75	USD	20,700	(40,643)
Financial Select Sector SPDR Fund	Goldman Sachs International	15,001,600	10/27/17	USD	25.50	USD	387,941	(8,925,952)
AUD Currency	Deutsche Bank AG	—	11/06/17	USD	0.81	AUD	33,510	(41,516)
Fannie Mae Mortgage-Backed Securities	Credit Suisse International	—	11/06/17	USD	101.63	USD	148,378	(30,952)
USD Currency	Bank of America N.A.	—	11/10/17	JPY	116.00	USD	111,960	(280,986)
USD Currency	Citibank N.A.	—	11/10/17	JPY	110.50	USD	58,500	(1,361,699)
USD Currency	Citibank N.A.	—	11/10/17	KRW	1,270.00	USD	74,640	(40,804)
USD Currency	Deutsche Bank AG	—	11/10/17	CHF	0.99	USD	149,280	(319,746)
USD Currency	Deutsche Bank AG	—	11/10/17	JPY	120.00	USD	298,580	(71,271)
USD Currency	Goldman Sachs International	—	11/10/17	BRL	3.28	USD	119,424	(666,296)
USD Currency	HSBC Bank PLC	—	11/10/17	JPY	123.00	USD	56,480	(1,591)
USD Currency	HSBC Bank PLC	—	11/10/17	HKD	7.74	USD	62,000	(484,565)
USD Currency	HSBC Bank PLC	—	11/10/17	HKD	7.74	USD	62,000	(500,289)
USD Currency	HSBC Bank PLC	—	11/10/17	KRW	1,270.00	USD	74,640	(40,804)
USD Currency	HSBC Bank PLC	—	11/10/17	KRW	1,245.00	USD	74,640	(91,736)
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	BRL	3.28	USD	74,640	(413,942)
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	KRW	1,240.00	USD	111,960	(157,322)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	BRL	3.31	USD	74,640	(307,235)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	81

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	KRW	1,185.00	USD	74,640	$(366,423)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	TRY	3.63	USD	74,640	(929,811)
USD Currency	UBS AG	—	11/10/17	KRW	1,210.00	USD	75,310	(220,713)
USD Currency	Deutsche Bank AG	—	11/15/17	JPY	114.00	USD	120,000	(869,255)
USD Currency	Deutsche Bank AG	—	11/15/17	JPY	114.00	USD	120,000	(869,262)
USD Currency	HSBC Bank PLC	—	11/15/17	JPY	120.00	USD	180,000	(60,840)
USD Currency	JPMorgan Chase Bank N.A.	—	11/15/17	JPY	118.00	USD	150,000	(157,344)
USD Currency	Morgan Stanley & Co. International PLC	—	11/15/17	JPY	118.00	USD	90,000	(94,402)
EUR Currency	BNP Paribas S.A.	—	11/16/17	USD	1.22	EUR	149,280	(416,913)
EUR Currency	HSBC Bank PLC	—	11/16/17	USD	1.24	EUR	111,960	(111,572)
Japanese Government Bond (10-Year)	Deutsche Bank AG	—	11/16/17	JPY	109.27	JPY	338,750	(682,889)
EUR Currency	Royal Bank of Scotland PLC	—	11/17/17	USD	1.25	EUR	89,000	(54,240)
USD Currency	Deutsche Bank AG	—	11/17/17	MXN	18.60	USD	50,310	(432,203)
EUR Currency	BNP Paribas S.A.	—	11/21/17	USD	1.25	EUR	59,500	(43,990)
USD Currency	Goldman Sachs International	—	11/22/17	ZAR	14.50	USD	111,960	(790,244)
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/17	ZAR	15.00	USD	149,290	(507,193)
USD Currency	Morgan Stanley & Co. International PLC	—	11/22/17	ZAR	14.50	USD	74,640	(526,696)
USD Currency	HSBC Bank PLC	—	11/24/17	INR	66.50	USD	16,707	(98,661)
USD Currency	Royal Bank of Scotland PLC	—	12/11/17	ZAR	14.00	USD	93,300	(1,915,544)
USD Currency	Credit Suisse International	—	12/13/17	RUB	62.00	USD	25,580	(159,660)
USD Currency	Deutsche Bank AG	—	12/13/17	JPY	114.00	USD	373,210	(3,746,995)
USD Currency	Goldman Sachs International	—	12/18/17	HKD	7.78	USD	62,000	(213,119)
USD Currency	Deutsche Bank AG	—	1/31/18	TRY	3.55	USD	23,400	(1,147,881)
USD Currency	BNP Paribas S.A.	—	2/07/18	CAD	1.35	USD	178,750	(221,001)
USD Currency	JPMorgan Chase Bank N.A.	—	2/09/18	HKD	7.75	USD	62,000	(389,068)
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.50	EUR	19,550	(540,555)

82	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Morgan Stanley & Co. International PLC	—	2/15/18	USD	1.28	EUR	142,889	$(341,382)
USD Currency	Morgan Stanley & Co. International PLC	—	2/16/18	MXN	19.00	USD	29,200	(518,909)
USD Currency	Barclays Bank PLC	—	2/21/18	TRY	3.75	USD	111,980	(3,031,997)
USD Currency	Morgan Stanley & Co. International PLC	—	2/21/18	TRY	3.85	USD	111,980	(2,162,548)
USD Currency	JPMorgan Chase Bank N.A.	—	2/28/18	KRW	1,233.67	USD	9,410	(96,105)
USD Currency	HSBC Bank PLC	—	3/02/18	KRW	1,242.00	USD	9,420	(90,906)
USD Currency	Morgan Stanley & Co. International PLC	—	3/06/18	BRL	3.35	USD	74,640	(1,409,847)
USD Currency	JPMorgan Chase Bank N.A.	—	3/15/18	HKD	7.75	USD	122,300	(735,067)
USD Currency	Deutsche Bank AG	—	3/23/18	JPY	119.00	USD	120,000	(706,444)
USD Currency	Deutsche Bank AG	—	7/30/18	MXN	20.80	USD	57,950	(1,206,855)
USD Currency	Morgan Stanley & Co. International PLC	—	8/24/18	JPY	121.00	USD	335,900	(2,808,040)
USD Currency	Citibank N.A.	—	9/05/18	MXN	21.50	USD	112,560	(2,296,198)
USD Currency	Goldman Sachs International	—	9/05/18	MXN	20.50	USD	130,620	(3,786,393)

								(58,617,703)

Put
USD Currency	Morgan Stanley & Co. International PLC	—	10/03/17	MXN	17.63	USD	43,122	(16)
USD Currency	BNP Paribas S.A.	—	10/05/17	CAD	1.22	USD	57,521	(2,413)
USD Currency	Morgan Stanley & Co. International PLC	—	10/05/17	BRL	3.14	USD	22,400	(40,540)
EUR Currency	Bank of America N.A.	—	10/06/17	TRY	4.20	EUR	37,520	(209,064)
USD Currency	JPMorgan Chase Bank N.A.	—	10/06/17	BRL	3.14	USD	22,400	(21,027)
USD Currency	Morgan Stanley & Co. International PLC	—	10/06/17	BRL	3.19	USD	22,510	(243,241)
USD Currency	Citibank N.A.	—	10/10/17	JPY	110.90	USD	115,855	(217,366)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	83

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	BNP Paribas S.A.	—	10/11/17	TRY	3.45	USD	149,290	$(18,094)
USD Currency	Citibank N.A.	—	10/11/17	TRY	3.41	USD	149,290	(2,293)
USD Currency	JPMorgan Chase Bank N.A.	—	10/11/17	TRY	3.54	USD	74,640	(239,249)
USD Currency	Morgan Stanley & Co. International PLC	—	10/11/17	ZAR	13.20	USD	37,320	(41,230)
USD Currency	Royal Bank of Scotland PLC	—	10/11/17	ZAR	12.80	USD	37,320	(1,220)
USD Currency	Credit Suisse International	—	10/12/17	RUB	60.30	USD	25,580	(1,160,881)
USD Currency	Bank of America N.A.	—	10/13/17	ZAR	13.40	USD	22,510	(60,246)
USD Currency	BNP Paribas S.A.	—	10/13/17	CAD	1.21	USD	55,990	(4,911)
AUD Currency	Barclays Bank PLC	—	10/16/17	JPY	81.00	AUD	89,600	(782)
AUD Currency	BNP Paribas S.A.	—	10/16/17	USD	0.79	AUD	30,020	(177,576)
AUD Currency	Morgan Stanley & Co. International PLC	—	10/16/17	CAD	0.97	AUD	37,510	(86,755)
USD Currency	Barclays Bank PLC	—	10/16/17	CAD	0.98	AUD	37,320	(131,602)
USD Currency	Goldman Sachs International	—	10/19/17	ZAR	13.00	USD	27,939	(23,341)
USD Currency	HSBC Bank PLC	—	10/20/17	KRW	1,138.30	USD	57,232	(216,505)
USD Currency	Deutsche Bank AG	—	10/26/17	RUB	57.50	USD	23,029	(201,333)
USD Currency	Deutsche Bank AG	—	10/27/17	SEK	8.25	USD	60,000	(1,084,414)
USD Currency	Deutsche Bank AG	—	10/27/17	SEK	8.50	USD	60,000	(2,668,512)
USD Currency	Goldman Sachs International	—	10/27/17	SEK	8.25	USD	60,000	(1,058,949)
USD Currency	Goldman Sachs International	—	10/27/17	SEK	8.50	USD	60,000	(2,669,251)
USD Currency	Goldman Sachs International	—	10/27/17	SEK	8.00	USD	120,000	(396,502)
Hang Seng China enterprises Index	UBS AG	500	10/30/17	HKD	10,034.51	HKD	272,751	(53,901)
USD Currency	Bank of America N.A.	—	11/01/17	JPY	110.40	USD	88,100	(529,943)
Fannie Mae Mortgage-Backed Securities	Credit Suisse International	—	11/06/17	USD	100.63	USD	224,859	(1,887,961)
GBP Currency	Deutsche Bank AG	—	11/09/17	USD	1.25	GBP	106,945	(14,470)
USD Currency	Citibank N.A.	—	11/10/17	JPY	103.00	USD	74,640	(36,112)
USD Currency	Deutsche Bank AG	—	11/10/17	BRL	2.98	USD	111,960	(36,449)
USD Currency	Deutsche Bank AG	—	11/10/17	JPY	105.25	USD	149,280	(187,081)
USD Currency	Goldman Sachs International	—	11/10/17	BRL	3.00	USD	111,960	(57,590)

84	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	KRW	1,100.00	USD	59,710	$(19,781)
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	JPY	111.50	USD	74,640	(783,302)
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/17	ZAR	12.30	USD	130,620	(16,402)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	BRL	3.07	USD	27,980	(67,951)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	KRW	1,100.00	USD	74,640	(25,009)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	111.50	USD	74,640	(787,211)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	103.00	USD	111,960	(54,171)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	BRL	3.07	USD	149,290	(351,139)
USD Currency	Morgan Stanley & Co. International PLC	—	11/10/17	JPY	108.50	USD	223,920	(886,777)
EUR Currency	Citibank N.A.	—	11/15/17	SEK	9.35	EUR	45,000	(57,863)
GBP Currency	Barclays Bank PLC	—	11/21/17	USD	1.21	GBP	223,920	(6,457)
USD Currency	Morgan Stanley & Co. International PLC	—	11/22/17	CHF	0.91	USD	111,980	(84,304)
USD Currency	Citibank N.A.	—	11/30/17	ZAR	13.10	USD	44,524	(313,799)
USD Currency	JPMorgan Chase Bank N.A.	—	11/30/17	BRL	3.11	USD	44,524	(316,515)
AUD Currency	BNP Paribas S.A.	—	12/11/17	TRY	3.40	USD	74,640	(93,423)
USD Currency	Deutsche Bank AG	—	12/11/17	TRY	3.33	USD	223,935	(81,297)
USD Currency	Royal Bank of Scotland PLC	—	12/11/17	ZAR	12.20	USD	74,640	(62,733)
USD Currency	Deutsche Bank AG	—	12/13/17	JPY	105.00	USD	74,640	(226,129)
EUR Currency	Deutsche Bank AG	—	12/20/17	GBP	0.86	EUR	47,600	(297,263)
EUR Currency	Deutsche Bank AG	—	12/20/17	GBP	0.86	EUR	107,000	(668,629)
EUR Currency	HSBC Bank PLC	—	12/20/17	GBP	0.88	EUR	59,600	(916,445)
EUR Currency	HSBC Bank PLC	—	12/20/17	GBP	0.88	EUR	95,000	(1,453,667)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	85

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Morgan Stanley &Co. International PLC	—	1/12/18	BRL	3.00	USD	59,620	$(164,961)
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.10	EUR	19,550	(111,107)
USD Currency	JPMorgan Chase Bank N.A.	—	2/16/18	INR	67.00	USD	61,000	(1,320,161)
USD Currency	Goldman Sachs International	—	2/22/18	MXN	16.50	USD	149,280	(148,002)
USD Currency	Goldman Sachs International	—	2/22/18	MXN	16.65	USD	149,280	(198,390)
EUR Currency	Deutsche Bank AG	—	3/30/18	GBP	0.81	EUR	118,500	(255,325)
EUR Currency	HSBC Bank PLC	—	3/30/18	GBP	0.81	EUR	59,000	(127,471)
GBP Currency	Deutsche Bank AG	—	5/02/18	USD	1.20	GBP	144,170	(492,149)
GBP Currency	Deutsche Bank AG	—	5/09/18	USD	1.20	GBP	116,665	(424,659)
USD Currency	HSBC Bank PLC	—	5/17/18	CNH	6.90	USD	59,925	(1,880,716)
USD Currency	JPMorgan Chase Bank N.A.	—	7/24/18	INR	62.50	USD	89,600	(223,634)
USD Currency	Goldman Sachs International	—	7/26/18	INR	62.50	USD	89,600	(225,079)

								(26,922,741)
Total								$(85,540,444)

OTC Credit Default Swaptions Written
						Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Credit Rating[1]	Exercise Price		Rate	Frequency	Rate	Frequency	Notional Amount (000)[2]		Value
Put
Sold protection on 5-Year Credit Default Swaps, 12/20/22	Goldman Sachs International	12/20/2017	BBB+	USD	62.50	5.00%	Quarterly	CDX.NA.IG.29.V1	Quarterly	USD	500,000	$(676,960)
Sold protection on 5-Year Credit Default Swaps, 6/20/22	Bank of America N.A.	12/20/2017	Not Rated	USD	60.00	5.00%	Quarterly	CDX.NA.IG.28.V1	Quarterly	USD	500,000	(587,495)
Sold protection on 5-Year Credit Default Swaps, 6/20/22	JPMorgan Chase Bank N.A.	12/20/2017	Not Rated	USD	62.50	5.00%	Quarterly	CDX.NA.IG.28.V1	Quarterly	USD	500,000	(495,780)
												$(1,760,235)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

86	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written
		Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional Amount ’(000)
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency			Value
Call
10-Year Interest Rate Swap, 10/14/27	JPMorgan Chase Bank N.A.	10/12/17	2.00%	3-month LIBOR	Quarterly	2.00%	Semi-Annual	USD	234,526	$(4,934)
10-Year Interest Rate Swap, 12/23/27	Goldman Sachs International	12/21/17	2.04%	3-month LIBOR	Quarterly	2.04%	Semi-Annual	USD	495,270	(1,355,123)
5-Year Interest Rate Swap, 3/15/23	Barclays Bank PLC	3/13/18	0.10%	6-month EURIBOR	Semi-Annual	0.10%	Annual	EUR	140,460	(118,382)
5-Year Interest Rate Swap, 5/27/23	Morgan Stanley & Co. International PLC	5/25/18	0.05%	6-month EURIBOR	Semi-Annual	0.05%	Annual	EUR	371,450	(298,995)
10-Year Interest Rate Swap, 12/09/28	JPMorgan Chase Bank N.A.	12/07/18	1.70%	3-month LIBOR	Quarterly	1.70%	Semi-Annual	USD	224,320	(1,368,839)
2-Year Interest Rate Swap, 3/23/21	Goldman Sachs International	3/21/19	1.60%	3-month LIBOR	Quarterly	1.60%	Semi-Annual	USD	744,600	(1,500,347)
2-Year Interest Rate Swap, 3/30/21	JPMorgan Chase Bank N.A.	3/28/19	1.75%	3-month LIBOR	Quarterly	1.75%	Semi-Annual	USD	471,790	(1,358,439)
2-Year Interest Rate Swap, 4/27/21	Barclays Bank PLC	4/25/19	1.50%	3-month LIBOR	Quarterly	1.50%	Semi-Annual	USD	1,482,760	(2,562,832)
2-Year Interest Rate Swap, 5/08/21	JPMorgan Chase Bank N.A.	5/06/19	1.65%	6-month LIBOR	Quarterly	1.65%	Semi-Annual	USD	443,940	(1,106,081)

										(9,673,972)

Put
5-Year Interest Rate Swap, 10/28/22	JPMorgan Chase Bank N.A.	10/26/17	2.12%	2.12%	Semi-Annual	3-month LIBOR	Quarterly	USD	2,186,110	(2,033,279)
5-Year Interest Rate Swap, 11/08/22	Goldman Sachs International	11/06/17	0.75%	0.75%	Annual	6-month EURIBOR	Semi-Annual	EUR	846,600	(4,703)
10-Year Interest Rate Swap, 12/31/27	Goldman Sachs International	12/29/17	2.43%	2.43%	Semi-Annual	3-month LIBOR	Quarterly	USD	666,932	(4,529,742)
2-Year Interest Rate Swap, 4/08/20	JPMorgan Chase Bank N.A.	4/06/18	2.15%	2.15%	Semi-Annual	3-month LIBOR	Quarterly	USD	197,980	(145,284)
5-Year Interest Rate Swap, 5/27/23	Morgan Stanley & Co. International PLC	5/25/18	0.75%	0.75%	Annual	6-month EURIBOR	Semi-Annual	EUR	371,450	(1,021,819)
10-Year Interest Rate Swap, 8/18/28	JPMorgan Chase Bank N.A.	8/16/18	2.70%	2.70%	Semi-Annual	3-month LIBOR	Quarterly	USD	460,200	(5,187,135)
10-Year Interest Rate Swap, 8/18/28	JPMorgan Chase Bank N.A.	8/16/18	2.70%	2.70%	Semi-Annual	3-month LIBOR	Quarterly	USD	745,000	(8,397,253)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	87

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Expiration	Exercise	Received by the Fund		Paid by the Fund		Notional Amount
		Date	Rate	Rate	Frequency	Rate	Frequency	’(000)		Value
10-Year Interest Rate Swap, 8/25/28	Goldman Sachs International	8/23/18	2.75%	2.75%	Semi-Annual	3-month LIBOR	$Quarterly	$USD	257,750	$(2,645,853)
10-Year Interest Rate Swap, 9/08/28	Barclays Bank PLC	9/06/18	2.45%	2.45%	Semi-Annual	3-month LIBOR	Quarterly	USD	75,900	(1,564,479)
10-Year Interest Rate Swap, 12/9/28	JPMorgan Chase Bank N.A.	12/07/18	3.40%	3.40%	Semi-Annual	3-month LIBOR	Quarterly	USD	149,550	(561,490)
2-Year Interest Rate Swap, 3/23/21	Goldman Sachs International	3/21/19	2.60%	2.60%	Semi-Annual	3-month LIBOR	Quarterly	USD	744,600	(1,402,744)
2-Year Interest Rate Swap, 3/30/21	JPMorgan Chase Bank N.A.	3/28/19	2.75%	2.75%	Semi-Annual	3-month LIBOR	Quarterly	USD	471,790	(668,196)
2-Year Interest Rate Swap, 4/10/21	JPMorgan Chase Bank N.A.	4/08/19	2.35%	2.35%	Semi-Annual	3-month LIBOR	Quarterly	USD	93,000	(307,261)
2-Year Interest Rate Swap, 5/08/21	JPMorgan Chase Bank N.A.	5/06/19	2.65%	2.65%	Semi-Annual	6-month LIBOR	Quarterly	USD	443,940	(906,437)
2-Year Interest Rate Swap, 7/10/21	JPMorgan Chase Bank N.A.	7/08/19	0.40%	0.40%	Annual	6-month EURIBOR	Semi-Annual	EUR	38,215	(159,557)
5-Year Interest Rate Swap, 5/5/27	Goldman Sachs International	5/03/22	3.25%	3.25%	Semi-Annual	3-month LIBOR	Quarterly	USD	287,550	(4,779,564)
5-Year Interest Rate Swap, 5/5/27	Goldman Sachs International	5/03/22	3.25%	3.25%	Semi-Annual	3-month LIBOR	Quarterly	USD	295,110	(4,905,224)

										(39,220,020)
Total										$(48,893,992)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Depreciation
ITRAXX.FINSR.25.V1	1.00%	Quarterly	6/20/21	EUR	7,510	$(210,430)	$(77,163)	$(133,267)
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	EUR	182,410	(4,790,736)	(4,698,218)	(92,518)
ITRAXX.XO.28.V1	5.00%	Quarterly	12/20/22	EUR	155,553	(21,633,834)	(21,298,755)	(335,079)
CDX.NA.IG.29.V1	1.00%	Quarterly	12/20/22	USD	119,928	(2,655,746)	(2,464,609)	(191,137)
Total						$(29,290,746)	$(28,538,745)	$(752,001)

88	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation
ITRAXX.EUR.21.V1	0.00%	Quarterly	6/20/19	BBB+	EUR	9,633	$$173,791	$86,280	$87,511
ITRAXX.EUR.25.V1	0.00%	Quarterly	6/20/21	BBB+	EUR	10,390	296,690	142,254	154,436
ITRAXX.EUR.27.V1	1.00%	Quarterly	6/20/22	BBB+	EUR	28,280	814,583	737,674	76,909
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	480,689	38,376,733	35,499,063	2,877,670
Total							$39,661,797	$36,465,271	$3,196,526

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund			Notional			Upfront
Reference Index	Frequency	Rate	Frequency	Termination Date	Amount (000)		Value	Premium Paid	Unrealized (Depreciation)
UK RPI All Items Monthly	Quarterly	3.34%	Quarterly	9/15/22	GBP	19,385	$(41,078)	$938	$(42,016)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Quarterly	1.87%	Quarterly	8/15/47	EUR	12,390	(100,168)	827	(100,995)
Total							$(141,246)	$1,765	$(143,011)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.24%	Quarterly	1-day Overnight Fed Funds Effective Rate	Quarterly	12/13/17[1]	1/31/18	USD	6,882,880	$645,477	$78,524	$566,953
7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A	1/28/19	MXN	4,426,959	(532,238)	2,105	(534,343)
3-month LIBOR	Quarterly	1.94%	Semi-Annual	3/09/18[1]	3/09/19	USD	1,417,410	2,608,814	15,678	2,593,136
1.46%	Quarterly	1-day Overnight Fed Funds Effective Rate	Quarterly	12/19/18[1]	3/20/19	USD	6,150,200	2,488,863	85,956	2,402,907
1.63%	Semi-Annual	3-month LIBOR	Quarterly	N/A	7/14/19	USD	750,980	463,940	11,218	452,722
28-day MXIBTIIE	Monthly	7.08%	Monthly	N/A	8/08/19	MXN	5,852,980	128,035	5,073	122,962
1.69%	Semi-Annual	3-month LIBOR	Quarterly	8/25/18[1]	8/25/19	USD	1,538,400	2,852,701	22,893	2,829,808
3-month LIBOR	Quarterly	1.64%	Semi-Annual	1/04/18[1]	9/30/19	USD	883,210	(2,195,819)	14,176	(2,209,995)
3-month LIBOR	Quarterly	1.68%	Semi-annual	1/04/18[1]	9/30/19	USD	367,380	(659,322)	6,055	(665,377)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A	2/20/20	MXN	3,838,008	1,788,214	2,432	1,785,782
2.32%	Semi-Annual	3-month LIBOR	Quarterly	3/09/19[1]	3/09/20	USD	1,454,690	(4,782,715)	18,225	(4,800,940)
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	4/29/20	MXN	3,766,260	1,224,646	2,812	1,221,834

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	89

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A	5/28/20	MXN	2,940,500	$2,186,366	$1,121	$2,185,245
3-month LIBOR	Quarterly	1.77%	Semi-Annual	8/22/18[1]	8/22/20	USD	109,330	(412,188)	1,766	(413,954)
1.17%	Semi-Annual	3-month LIBOR	Quarterly	N/A	7/22/21	USD	175,000	4,779,118	2,343	4,776,775
3-month LIBOR	Quarterly	1.85%	Semi-Annual	8/30/19[1]	8/30/21	USD	131,300	(672,353)	2,156	(674,509)
1.55%	Quarterly	1-day Overnight Fed Funds Effective Rate	Quarterly	1/04/18[1]	2/28/22	USD	364,890	2,627,285	6,514	2,620,771
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A	3/07/22	MXN	1,319,828	1,806,550	(344)	1,806,894
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A	3/07/22	MXN	659,898	952,401	506	951,895
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A	3/07/22	MXN	659,882	938,337	506	937,831
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	6/01/22	MXN	1,572,278	1,251,121	1,410	1,249,711
28-day MXIBTIIE	Monthly	6.92%	Monthly	N/A	7/01/22	MXN	1,675,000	446,147	4,845	441,302
28-day MXIBTIIE	Monthly	6.88%	Monthly	N/A	8/01/22	MXN	502,500	89,054	497	88,557
28-day MXIBTIIE	Monthly	6.90%	Monthly	N/A	8/02/22	MXN	335,000	74,946	330	74,616
6-month EURIBOR	Semi-Annual	0.17%	Monthly	N/A	9/05/22	EUR	38,290	(157,501)	819	(158,320)
3-month LIBOR	Quarterly	2.16%	Semi-Annual	N/A	9/29/22	USD	291,845	2,276,326	4,516	2,271,810
6-month EURIBOR	Semi-Annual	0.27%	Monthly	3/07/18[1]	3/07/23	EUR	25,740	(144,117)	559	(144,676)
0.55%	Annual	6-month EURIBOR	Semi-Annual	7/09/18[1]	7/07/23	EUR	2,760	(15,229)	55	(15,284)
0.62%	Annual	6-month EURIBOR	Semi-Annual	7/10/18[1]	7/10/23	EUR	51,902	(594,827)	1,032	(595,859)
28-day MXIBTIIE	Monthly	6.32%	Monthly	N/A	7/17/25	MXN	604,966	(1,331,319)	3,815	(1,335,134)
3-month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	8/25/25	USD	19,850	(58,327)	241	(58,568)
2.27%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/11/25	USD	15,182	(106,022)	185	(106,207)
28-day MXIBTIIE	Monthly	7.49%	Monthly	N/A	4/14/27	MXN	1,412,000	2,330,873	1,388	2,329,485
2.26%	Semi-Annual	3-month LIBOR	Quarterly	12/29/17[1]	5/15/27	USD	176,690	469,898	3,620	466,278
2.17%	Semi-Annual	3-month LIBOR	Quarterly	12/29/17[1]	5/15/27	USD	174,380	1,770,354	3,585	1,766,769
3-month LIBOR	Quarterly	2.21%	Semi-Annual	N/A	6/15/27	USD	176,704	151,689	3,339	148,350
7.29%	Monthly	28-day MXIBTIIE	Monthly	N/A	6/25/27	MXN	956,000	(810,759)	722	(811,481)
7.16%	Monthly	28-day MXIBTIIE	Monthly	N/A	7/26/27	MXN	286,800	(96,588)	328	(96,916)
7.18%	Monthly	28-day MXIBTIIE	Monthly	N/A	7/27/27	MXN	191,200	(79,457)	217	(79,674)
3-month LIBOR	Quarterly	2.17%	Semi-Annual	N/A	8/15/27	USD	329,450	(2,771,504)	6,748	(2,778,252)
2.25%	Semi-Annual	3-month LIBOR	Quarterly	N/A	8/18/27	USD	113,940	142,503	2,335	140,168

90	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3-month LIBOR	Quarterly	2.08%	Semi-Annual	N/A	9/11/27	USD	716,973	$(12,933,446)	$14,787	$(12,948,233)
2.17%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/15/27	USD	18,400	179,377	380	178,997
2.14%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/15/27	USD	18,390	220,331	380	219,951
2.19%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/18/27	USD	18,380	145,226	380	144,846
2.20%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/18/27	USD	18,380	124,298	380	123,918
2.22%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/20/27	USD	18,380	92,180	380	91,800
2.26%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/22/27	USD	163,930	287,688	3,393	284,295
2.22%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/22/27	USD	17,220	85,894	356	85,538
2.25%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/22/27	USD	17,220	50,608	356	50,252
2.25%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/25/27	USD	17,580	41,726	364	41,362
3-month LIBOR	Quarterly	2.26%	Semi-Annual	N/A	9/26/27	USD	395,358	(766,078)	8,192	(774,270)
2.27%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/29/27	USD	8,790	6,567	182	6,385
2.28%	Semi-Annual	3-month LIBOR	Quarterly	N/A	9/29/27	USD	8,790	2,966	182	2,784
2.32%	Semi-Annual	3-month LIBOR	Quarterly	N/A	10/02/27	USD	18,440	(70,426)	382	(70,808)
2.79%	Annual	6-month WIBOR	Semi-Annual	3/21/18[1]	3/21/28	PLN	192,580	1,136,002	1,116	1,134,886
2.30%	Semi-Annual	3-month LIBOR	Quarterly	8/30/19[1]	8/30/29	USD	28,540	449,983	588	449,395
0.56%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	N/A	11/02/46	JPY	2,960,000	2,415,095	684	2,414,411
2.62%	Semi-Annual	3-month LIBOR	Quarterly	N/A	5/11/47	USD	301,046	(8,626,343)	7,367	(8,633,710)
0.81%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	N/A	5/31/47	JPY	1,749,000	437,978	386	437,592
0.91%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	N/A	7/12/47	JPY	1,093,500	6,585	263	6,322
0.92%	Semi-Annual	6-month JPY LIBOR	Semi-Annual	N/A	7/12/47	JPY	1,093,500	(9,284)	263	(9,547)
Total								$2,350,300	$361,062	$1,989,238

[1]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Government of Japan	1.00%	Quarterly	HSBC Bank USA N.A.	12/20/17	USD	10,000	$(24,133)	$(5,318)	$(18,815)
Hitachi Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(10,795)	(22,927)	12,132
Republic of Italy	1.00%	Quarterly	Barclays Bank PLC	3/20/18	USD	9,050	(35,576)	51,461	(87,037)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	91

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Ricoh Co. Ltd.	1.00%	Quarterly	UBS AG	3/20/18	JPY	500,000	$(21,107)	$46,274	$(67,381)
ITRAXX.FINSR.19.V1	1.00%	Quarterly	Citibank N.A.	6/20/18	EUR	16,300	(136,779)	(75,281)	(61,498)
Boparan Finance PLC	5.00%	Quarterly	Credit Suisse International	12/20/18	EUR	2,900	(172,552)	(127,081)	(45,471)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Barclays Bank PLC	12/20/18	EUR	9,590	(128,591)	(21,534)	(107,057)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	20,560	(275,686)	(45,259)	(230,427)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	11,700	(156,884)	(79,139)	(77,745)
JFE Holdings, Inc.	1.00%	Quarterly	Goldman Sachs International	3/20/19	JPY	1,000,000	(123,297)	(7,904)	(115,393)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	3/20/19	JPY	277,000	(19,499)	22,806	(42,305)
Kawasaki Kisen Kaisha Ltd.	1.00%	Quarterly	Goldman Sachs International	3/20/19	JPY	223,000	(15,698)	19,005	(34,703)
Nippon Yusen Kabushiki Kaisha	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(64,365)	(27,255)	(37,110)
Republic of Portugal	1.00%	Quarterly	BNP Paribas S.A.	9/20/19	USD	5,765	(74,215)	66,765	(140,980)
Ford Motor Co.	5.00%	Quarterly	Goldman Sachs International	6/20/20	USD	25,140	(3,208,093)	(2,918,151)	(289,942)
General Motors Co.	5.00%	Quarterly	Goldman Sachs International	6/20/20	USD	40,230	(5,112,044)	(4,622,292)	(489,752)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/20	USD	61,427	(709,654)	293,847	(1,003,501)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	9/20/20	USD	61,427	(702,378)	458,740	(1,161,118)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(221,092)	(2,321)	(218,771)
Australia and New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	12,048	(266,365)	(36,172)	(230,193)
Australia and New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	7,952	(175,818)	(26,302)	(149,516)
Banco Comercial Portugues SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	738	(108,442)	(8,247)	(100,195)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	11,500	(251,494)	(27,149)	(224,345)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(218,690)	(17,413)	(201,277)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(76,019)	(15,320)	(60,699)

92	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	$(69,614)	$(13,389)	$(56,225)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(69,614)	(12,631)	(56,983)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(69,615)	(9,763)	(59,852)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	475,732	(117,733)	(48,555)	(69,178)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(72,574)	(26,367)	(46,207)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	(141,964)	(20,718)	(121,246)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(70,982)	(7,461)	(63,521)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(210,272)	(8,788)	(201,484)
Rite Aid Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/20	USD	4,900	(146,126)	(94,547)	(51,579)
Standard Chartered PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	8,220	(235,393)	136,746	(372,139)
Standard Chartered PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	4,650	(133,160)	80,656	(213,816)
Standard Chartered PLC	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(173,251)	44,835	(218,086)
Standard Chartered PLC	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,410	(69,015)	42,617	(111,632)
Sumitomo Mitsui Banking Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	249,377	(60,060)	7,750	(67,810)
Sumitomo Mitsui Banking Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	253,165	(60,972)	13,187	(74,159)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	10,000	(231,967)	(20,476)	(211,491)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America N.A.	6/20/21	JPY	1,230,769	(268,870)	(75,797)	(193,073)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America N.A.	6/20/21	JPY	769,231	(168,043)	(50,217)	(117,826)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Barclays Bank PLC	6/20/21	JPY	461,538	(100,826)	(30,984)	(69,842)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	JPY	769,231	(168,043)	(53,063)	(114,980)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(84,022)	(32,236)	(51,786)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(84,022)	(26,533)	(57,489)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	93

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank PLC	6/20/21	USD	7,691	$(170,660)	$(7,833)	$(162,827)
Kingdom of Thailand	1.00%	Quarterly	BNP Paribas S.A.	6/20/21	USD	7,309	(162,189)	(14,916)	(147,273)
Kingdom of Thailand	1.00%	Quarterly	Citibank N.A.	6/20/21	USD	4,199	(93,173)	(5,590)	(87,583)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(119,838)	(3,363)	(116,475)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(119,838)	(1,452)	(118,386)
BNP Paribas SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,667	(95,732)	(34,014)	(61,718)
Clariant AG	1.00%	Quarterly	BNP Paribas S.A.	12/20/21	EUR	1,600	(42,544)	(3,594)	(38,950)
Credit Suisse Group AG ADR	1.00%	Quarterly	Société Générale	12/20/21	EUR	2,300	(49,815)	44,139	(93,954)
HP, Inc.	1.00%	Quarterly	Citibank N.A.	12/20/21	USD	9,750	(253,657)	96,144	(349,801)
Iberdrola SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,500	(83,205)	(30,346)	(52,859)
LafargeHolcim Ltd.	1.00%	Quarterly	Barclays Bank PLC	12/20/21	EUR	5,324	(137,094)	(14,355)	(122,739)
LafargeHolcim Ltd.	1.00%	Quarterly	Citibank N.A.	12/20/21	EUR	3,985	(102,614)	(16,336)	(86,278)
Statoil ASA	1.00%	Quarterly	BNP Paribas S.A.	12/20/21	EUR	1,600	(69,212)	(32,798)	(36,414)
Ally Financial, Inc.	5.00%	Quarterly	Credit Suisse International	6/20/22	USD	4,940	(800,896)	(525,943)	(274,953)
Ally Financial, Inc.	5.00%	Quarterly	Goldman Sachs International	6/20/22	USD	4,940	(800,896)	(657,792)	(143,104)
Caterpillar, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	3,919	(124,697)	(60,387)	(64,310)
HeidelbergCement AG	5.00%	Quarterly	Goldman Sachs International	6/20/22	EUR	8,600	(2,110,270)	(1,758,764)	(351,506)
Melia Hotels International SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,875	(707,146)	(557,622)	(149,524)
People’s Republic of China	1.00%	Quarterly	Bank of America N.A.	6/20/22	USD	21,751	(429,211)	(170,169)	(259,042)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	50,000	(986,626)	(424,240)	(562,386)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	15,078	(297,535)	(124,739)	(172,796)
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	13,170	(259,881)	(127,750)	(132,131)
Pernod-Ricard SA	1.00%	Quarterly	Citibank N.A.	6/20/22	EUR	8,636	(282,236)	(171,129)	(111,107)
Pernod-Ricard SA	1.00%	Quarterly	Citibank N.A.	6/20/22	EUR	864	(28,236)	(17,121)	(11,115)

94	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	2,710	$(8,768)	$33,803	$(42,571)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	2,447	(7,917)	27,903	(35,820)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	2,400	(7,765)	27,367	(35,132)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	1,410	(4,562)	15,068	(19,630)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	1,410	(4,562)	18,517	(23,079)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	1,280	(4,141)	16,810	(20,951)
Republic of France	0.25%	Quarterly	Bank of America N.A.	6/20/22	USD	1,224	(3,960)	13,957	(17,917)
Republic of France	0.25%	Quarterly	Goldman Sachs International	6/20/22	USD	3,340	(10,806)	35,873	(46,679)
Republic of France	0.25%	Quarterly	Goldman Sachs International	6/20/22	USD	1,410	(4,562)	15,144	(19,706)
Republic of France	0.25%	Quarterly	Goldman Sachs International	6/20/22	USD	1,224	(3,960)	16,343	(20,303)
Republic of France	0.25%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	1,410	(4,562)	16,995	(21,557)
Republic of Indonesia	1.00%	Quarterly	Citibank N.A.	6/20/22	USD	7,860	(17,824)	91,915	(109,739)
Republic of Indonesia	1.00%	Quarterly	Goldman Sachs International	6/20/22	USD	11,659	(26,439)	140,077	(166,516)
Republic of Indonesia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	10,480	(23,766)	135,940	(159,706)
STMicroelectronics NV	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,951	(56,093)	(15,778)	(40,315)
TDC A/S	1.00%	Quarterly	Bank of America N.A.	6/20/22	EUR	874	(7,513)	10,247	(17,760)
AutoZone, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	35,100	(465,882)	(315,694)	(150,188)
Cable & Wireless Communications Ltd.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	1,500	(303,407)	(299,562)	(3,845)
CBS Corp.	1.00%	Quarterly	Credit Suisse International	12/20/22	USD	15,809	(210,699)	(231,946)	21,247
CBS Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	34,491	(459,687)	(506,043)	46,356
General Mills, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	29,300	(860,282)	(776,872)	(83,410)
HP, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,925	(113,861)	(66,986)	(46,875)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	95

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Lanxess AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	6,828	$(180,944)	$(168,925)	$(12,019)
Marks & Spencer PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	EUR	3,219	71,639	70,142	1,497
Marks & Spencer PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	EUR	185	4,117	4,031	86
Marks & Spencer PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	4,560	101,482	102,061	(579)
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	14,260	(263,152)	(293,491)	30,339
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	60,981	(6,090,814)	(5,403,660)	(687,154)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	56,644	(5,657,643)	(4,936,834)	(720,809)
Republic of Korea	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	21,000	(262,975)	(316,887)	53,912
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	41,405	1,762,356	1,704,759	57,597
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	21,205	902,566	866,531	36,035
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	39,355	1,675,100	1,620,355	54,745
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	106,000	(1,774,931)	(1,687,122)	(87,809)
Russian Federation	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	1,640	34,871	42,692	(7,821)
Russian Federation	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	3,110	66,126	80,042	(13,916)
SFR Group SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	3,100	(360,914)	(372,164)	11,250
Simon Property Group, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	14,600	(166,589)	(129,332)	(37,257)
Staples, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,910	731,248	753,030	(21,782)
Target Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	35,100	(759,770)	(533,194)	(226,576)
Tesco PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	3,780	98,968	107,402	(8,434)
Tesco PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/22	EUR	1,350	35,346	46,574	(11,228)

96	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tesco PLC	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	2,700	$70,691	$91,820	$(21,129)
Viacom, Inc. Class A	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	2,450	64,487	72,691	(8,204)
Vodafone Group PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	EUR	10,540	(249,833)	(238,274)	(11,559)
Vodafone Group PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	11,070	(262,397)	(256,804)	(5,593)
CMBX.NA.7.AA	1.50%	Monthly	Goldman Sachs International	1/17/47	USD	2,292	(3,000)	153,721	(156,721)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	USD	2,050	89,760	280,875	(191,115)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	6,070	265,777	765,774	(499,997)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	9/17/58	USD	12,070	16,722	147,709	(130,987)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	9/17/58	USD	9,670	13,397	120,046	(106,649)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	24,070	33,347	323,847	(290,500)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	14,800	20,504	217,907	(197,403)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	8,150	11,291	99,737	(88,446)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	6,760	9,366	82,727	(73,361)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	19,264	(134,173)	6,292	(140,465)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	16,796	(116,987)	(5,551)	(111,436)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	12,099	(84,273)	2,385	(86,658)
CMBX.NA.6.BBB-	3.00%	Monthly	Deutsche Bank AG	5/11/63	USD	4,850	732,981	443,115	289,866
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	5/11/63	USD	2,450	370,268	244,902	125,366
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	5/11/63	USD	2,440	368,758	158,323	210,435
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	5/11/63	USD	2,440	368,758	158,323	210,435

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	97

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	5/11/63	USD	2,440	$368,757	$145,509	$223,248
Total							$(34,133,335)	$(18,977,709)	$(15,155,626)

OTC Credit Default Swaps - Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SAS AB	5.00%	Quarterly	Goldman Sachs International	12/20/17	Not Rated	EUR	920	$8,596	$(4,697)	$13,293
Republic of Italy	1.00%	Quarterly	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	33,366	(78,060)	111,426
Republic of Italy	1.00%	Quarterly	Barclays Bank PLC	3/20/18	BBB-	USD	105	412	(783)	1,195
ITRAXX.FINSUB.19.V1	5.00%	Quarterly	Citibank N.A.	6/20/18	BBB	EUR	11,700	510,637	407,346	103,291
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	553,891	656,613	(102,722)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	10,970	792,201	930,634	(138,433)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	9,100	657,159	509,917	147,242
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	395,739	467,013	(71,274)
SAS AB	5.00%	Quarterly	Goldman Sachs International	6/20/19	Not Rated	EUR	3,400	104,700	(168,915)	273,615
SAS AB	5.00%	Quarterly	Goldman Sachs International	6/20/19	NR	EUR	1,900	58,508	20,537	37,971
United Mexican States	1.00%	Quarterly	Bank of America N.A.	6/20/20	BBB+	USD	61,427	709,653	(340,607)	1,050,260
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	9/20/20	A+	USD	10,000	196,666	(48,148)	244,814
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	9/20/20	A+	USD	10,000	196,666	(50,914)	247,580
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	61,427	702,378	(399,641)	1,102,019
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	20,000	346,388	(359,732)	706,120
Dell, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/21	BB-	USD	4,875	(121,026)	(305,853)	184,827
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Barclays Bank PLC	12/20/21	B+	EUR	2,000	361,484	111,998	249,486
Dell, Inc.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	BB-	USD	4,875	(202,781)	(312,506)	109,725
Ford Motor Co.	5.00%	Quarterly	Goldman Sachs International	6/20/22	BBB	USD	25,140	4,675,694	4,017,365	658,329
Freeport-McMoRan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	4,885	(197,281)	(454,050)	256,769
General Motors Co.	5.00%	Quarterly	Goldman Sachs International	6/20/22	BBB	USD	25,140	4,636,073	3,842,203	793,870

98	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Ladbrokes PLC	1.00%	Quarterly	Citibank N.A.	6/20/22	BB	EUR	690	$(77,047)	$(78,282)	$1,235
Ladbrokes PLC	1.00%	Quarterly	Citibank N.A.	6/20/22	BB	EUR	370	(34,037)	(41,977)	7,940
Ladbrokes PLC	1.00%	Quarterly	Credit Suisse International	6/20/22	BB	EUR	1,090	(100,272)	(134,065)	33,793
Saipem SpA	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	800	86,613	55,026	31,587
Saipem SpA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	1,280	138,581	45,683	92,898
Tata Motors Ltd.	5.00%	Quarterly	Barclays Bank PLC	6/20/22	BB+	EUR	380	69,995	70,335	(340)
Tata Motors Ltd.	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	510	93,940	95,425	(1,485)
Dell, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB-	USD	4,875	(284,477)	(275,407)	(9,070)
Freeport-McMoRan, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	USD	9,825	(540,632)	(486,232)	(54,400)
Imperial Brands PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	7,770	163,062	165,196	(2,134)
Ladbrokes PLC	1.00%	Quarterly	Goldman Sachs International	12/20/22	BB	EUR	500	(58,497)	(60,407)	1,910
Marks & Spencer PLC	1.00%	Quarterly	Citibank N.A.	12/20/22	BBB-	EUR	4,050	(90,132)	(129,246)	39,114
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	2,923	(34,700)	(28,422)	(6,278)
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	1,207	(14,329)	(11,737)	(2,592)
Rolls-Royce PLC	1.00%	Quarterly	Goldman Sachs International	12/20/22	BBB+	EUR	7,650	147,561	130,841	16,720
Tata Motors Ltd.	5.00%	Quarterly	Bank of America N.A.	12/20/22	BB+	EUR	934	177,806	171,801	6,005
Tata Motors Ltd.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB+	EUR	1,466	279,154	274,539	4,615
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	12/20/22	BB+	EUR	3,872	(68,430)	(62,559)	(5,871)
WPP PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	BBB	EUR	1,210	27,221	24,428	2,793
WPP PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	1,190	26,772	25,774	998
WPP PLC	1.00%	Quarterly	Citibank N.A.	12/20/22	BBB	EUR	1,200	26,997	23,738	3,259
WPP PLC	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BBB	EUR	1,200	26,997	25,233	1,764
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	1/17/47	AA-	USD	2,292	3,000	(180,393)	183,393
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	2/17/51	A-	USD	277	(1,618)	(36,613)	34,995
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	4,880	(273,178)	(276,245)	3,067
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,510	(84,528)	(129,228)	44,700
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	150	(8,397)	(18,104)	9,707

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	99

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9 BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	3,780	$(479,330)	$(482,197)	$2,867
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	4,840	(211,921)	(156,891)	(55,030)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	1,470	(64,365)	(75,912)	11,547
CMBX.NA.9.A	2.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	9,660	(422,966)	(348,382)	(74,584)
CMBX.NA.9.A	2.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	3,860	(169,011)	(414,758)	245,747
CMBX.NA.9.A	2.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	3,681	(161,157)	(381,595)	220,438
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	3,810	(166,822)	(118,039)	(48,783)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	3,620	(158,503)	(101,856)	(56,647)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,940	(84,943)	(62,783)	(22,160)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,871	(81,938)	(230,445)	148,507
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	4,820	(211,045)	(165,705)	(45,340)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	4,670	(204,477)	(252,701)	48,224
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,810	(166,822)	(138,231)	(28,591)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,540	(111,215)	(124,032)	12,817
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	7,310	(926,959)	(768,276)	(158,683)
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	3,800	(481,867)	(422,841)	(59,026)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	3,800	(481,866)	(449,590)	(32,276)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	3,580	(453,968)	(397,838)	(56,130)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	9/17/58	Not Rated	USD	7,630	(967,536)	(916,496)	(51,040)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	9/17/58	Not Rated	USD	3,810	(483,134)	(392,694)	(90,440)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	9/17/58	Not Rated	USD	3,790	(480,598)	(420,243)	(60,355)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	9/17/58	Not Rated	USD	3,788	(480,345)	(391,235)	(89,110)
CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	3,820	(484,402)	(415,209)	(69,193)
CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	3,810	(483,135)	(414,226)	(68,909)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,810	(483,134)	(393,861)	(89,273)

100	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	1,950	$(247,274)	$(199,291)	$(47,983)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	1,900	(240,933)	(200,597)	(40,336)
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	270	(32,113)	(24,032)	(8,081)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	5/11/63	BBB-	USD	2,440	(368,758)	(203,679)	(165,079)
Total								$4,226,011	$(1,464,813)	$5,690,824

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
9.50%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	N/A	10/02/17	BRL	684,492	$(124,378)	$—	$(124,378)
3-month KRW Certificate of Deposit	Quarterly	1.92%	Quarterly	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	106,872	$11,545	95,327
1.69%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	(60,956)	—	(60,956)
4.30%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	12/07/17	MXN	195,818	78,521	52	78,469
9.62%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	669,564	(768,134)	—	(768,134)
9.62%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	669,532	(778,920)	—	(778,920)
9.99%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	523,801	(1,152,358)	—	(1,152,358)
8.98%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	169,230	(58,910)	—	(58,910)
9.98%	At Termination	1-day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	523,819	(839,047)	—	(839,047)
4.55%	Monthly	28-day MXIBTIIE	Monthly	Barclays Bank PLC	N/A	3/21/18	MXN	338,099	281,257	1,379	279,878
4.85%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	11/01/18	MXN	239,344	358,701	347	358,354
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN	1,408,144	(159,960)	—	(159,960)
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	1,689,773	(202,312)	—	(202,312)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	N/A	11/28/18	MXN	2,403,200	(433,884)	(2,472)	(431,412)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	1,363,292	(246,135)	(1,403)	(244,732)
28-day MXIBTIIE	Monthly	6.92%	Monthly	UBS AG	N/A	11/28/18	MXN	2,030,153	(446,639)	(1,999)	(444,640)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	101

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
28-day MXIBTIIE	Monthly	6.94%	Monthly	BNP Paribas S.A.	N/A	11/29/18	MXN	3,818,847	$(786,784)	$(3,887)	$(782,897)
4.77%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	N/A	12/05/18	MXN	132,651	215,788	138	215,650
4.70%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	12/06/18	MXN	132,651	221,744	130	221,614
4.76%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	N/A	12/06/18	MXN	132,651	216,519	136	216,383
7.75%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	N/A	1/02/19	BRL	485,299	(814,687)	—	(814,687)
8.00%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/19	BRL	477,751	(1,234,552)	—	(1,234,552)
1-day BZDIOVER	At Termination	9.25%	At Termination	Citibank N.A.	N/A	1/02/19	BRL	454,648	3,160,090	—	3,160,090
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	431,600	3,046,281	—	3,046,281
3-month KRW Certificate of Deposit	Quarterly	1.64%	Quarterly	HSBC Bank PLC	N/A	9/20/19	KRW	68,917,190	130,673	—	130,673
6-month GBP LIBOR	Semi-Annual	0.81%	Semi-Annual	Morgan Stanley & Co. LLC	N/A	9/27/19	GBP	91,240	545	1,032	(487)
6-month Singapore Association of Banks Swap Offer Rate	Semi-Annual	1.49%	Semi-Annual	Citibank N.A.	12/20/17[1]	12/20/19	SGD	65,397	5,284	—	5,284
6-month Singapore Association of Banks Swap Offer Rate	Semi-Annual	1.49%	Semi-Annual	Citibank N.A.	12/20/17[1]	12/20/19	SGD	65,397	5,284	—	5,284
6-month Singapore Association of Banks Swap Offer Rate	Semi-Annual	1.50%	Semi-Annual	Citibank N.A.	12/20/17[1]	12/20/19	SGD	65,071	14,666	—	14,666
6-month Singapore Association of Banks Swap Offer Rate	Semi-Annual	1.50%	Semi-Annual	Citibank N.A.	12/20/17[1]	12/20/19	SGD	64,421	9,862	—	9,862
3-month KRW Certificate of Deposit	Quarterly	1.29%	Quarterly	Citibank N.A.	N/A	12/21/19	KRW	107,037,820	(991,451)	—	(991,451)
3-month KRW Certificate of Deposit	Quarterly	1.28%	Quarterly	HSBC Bank PLC	N/A	12/21/19	KRW	107,037,820	(996,608)	—	(996,608)
8.78%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/20	BRL	479,133	(2,392,255)	—	(2,392,255)
1-day BZDIOVER	At Termination	9.48%	At Termination	Citibank N.A.	N/A	1/02/20	BRL	446,885	4,165,079	—	4,165,079
1-day BZDIOVER	At Termination	9.50%	At Termination	Citibank N.A.	N/A	1/02/20	BRL	446,664	4,238,088	—	4,238,088
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	N/A	1/04/21	BRL	215,447	975,746	—	975,746
1-day BZDIOVER	At Termination	12.24%	At Termination	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	121,123	4,875,762	—	4,875,762
1-day BZDIOVER	At Termination	12.17%	At Termination	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	117,030	4,583,300	—	4,583,300

102	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
3-month KRW Certificate of Deposit	Quarterly	1.77%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/21	KRW	30,352,541	$(118,636)	$—	$(118,636)
3-month KRW Certificate of Deposit	Quarterly	1.88%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/21	KRW	29,905,805	(33,785)	—	(33,785)
3-month KRW Certificate of Deposit	Quarterly	1.88%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/21	KRW	29,905,805	(33,785)	—	(33,785)
3-month KRW Certificate of Deposit	Quarterly	1.76%	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/21	KRW	62,779,569	(258,063)	—	(258,063)
3.27%	Semi-Annual	3-month LIBOR	Quarterly	Deutsche Bank AG	N/A	5/16/21	USD	5,230	(307,885)	—	(307,885)
3-month LIBOR	Quarterly	1.87%	Semi-Annual	Morgan Stanley & Co. LLC	9/09/19[1]	9/09/21	USD	127,640	(621,448)	$2,387	(623,835)
3-month LIBOR	Quarterly	1.91%	Semi-Annual	Morgan Stanley & Co. LLC	9/16/19[1]	9/16/21	USD	144,100	(602,278)	2,709	(604,987)
3-month LIBOR	Quarterly	2.02%	Semi-Annual	Morgan Stanley & Co. LLC	9/20/19[1]	9/20/21	USD	128,920	(274,700)	2,434	(277,134)
3-month LIBOR	Quarterly	2.08%	Semi-Annual	Morgan Stanley & Co. LLC	9/24/19[1]	9/24/21	USD	128,000	(128,379)	2,422	(130,801)
6-month EURIBOR	Semi-Annual	0.20%	Monthly	Morgan Stanley & Co. LLC	N/A	2/03/22	EUR	20,890	77,070	(10)	77,080
0.43%	Annual	3-month STIBOR	Quarterly	Morgan Stanley & Co. LLC	N/A	2/03/22	SEK	198,500	(181,882)	80	(181,962)
7-day China Fixing Repo Rates	Quarterly	3.92%	Quarterly	Bank of America N.A.	N/A	4/26/22	CNY	217,380	214,437	(380)	214,817
7-day China Fixing Repo Rates	Quarterly	3.94%	Quarterly	Deutsche Bank AG	N/A	5/31/22	CNY	75,775	87,017	(326)	87,343
7-day China Fixing Repo Rates	Quarterly	3.92%	Quarterly	Deutsche Bank AG	N/A	5/31/22	CNY	75,775	77,074	(320)	77,394
7-day China Fixing Repo Rates	Quarterly	3.81%	Quarterly	Goldman Sachs International	N/A	6/09/22	CNY	53,552	10,003	(128)	10,131
7-day China Fixing Repo Rates	Quarterly	3.78%	Quarterly	Citibank N.A.	N/A	6/19/22	CNY	54,623	(1,318)	(79)	(1,239)
7-day China Fixing Repo Rates	Quarterly	4.04%	Quarterly	Deutsche Bank AG	N/A	6/21/22	CNY	266,440	437,020	—	437,020
7-day China Fixing Repo Rates	Quarterly	3.72%	Quarterly	Bank of America N.A.	N/A	6/30/22	CNY	36,081	(5,603)	(303)	(5,300)
7-day China Fixing Repo Rates	Quarterly	3.79%	Quarterly	HSBC Bank PLC	N/A	9/20/22	CNY	153,000	(9,016)	—	(9,016)
6-month EURIBOR	Semi-Annual	0.22%	Monthly	Morgan Stanley & Co. LLC	N/A	9/27/22	EUR	32,530	(58,731)	735	(59,466)
1.10%	Semi-Annual	6-month GBP LIBOR	Semi-Annual	Morgan Stanley & Co. LLC	N/A	9/27/22	GBP	36,960	(16,903)	1,779	(18,682)
0.45%	Annual	3-month STIBOR	Quarterly	Morgan Stanley & Co. LLC	N/A	9/27/22	SEK	314,010	(1,641)	743	(2,384)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	103

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	N/A	1/02/23	BRL	111,939	$554,288	$—	$554,288
1-day BZDIOVER	At Termination	12.47%	At Termination	Bank of America N.A.	N/A	1/02/23	BRL	50,767	3,063,383	—	3,063,383
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	N/A	1/02/23	BRL	212,840	1,846,668	—	1,846,668
1-day BZDIOVER	At Termination	9.85%	At Termination	Citibank N.A.	N/A	1/02/23	BRL	111,996	985,724	—	985,724
1-day BZDIOVER	At Termination	12.27%	At Termination	Citibank N.A.	N/A	1/02/23	BRL	69,853	3,865,099	—	3,865,099
1-day BZDIOVER	At Termination	12.40%	At Termination	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	58,951	3,453,507	—	3,453,507
7-day China Fixing Repo Rates	Quarterly	3.86%	Quarterly	Bank of America N.A.	3/21/18[1]	3/21/23	CNY	37,000	(1,536)	—	(1,536)
7-day China Fixing Repo Rates	Quarterly	3.88%	Quarterly	BNP Paribas S.A.	3/21/18[1]	3/21/23	CNY	75,540	7,022	—	7,022
7-day China Fixing Repo Rates	Quarterly	3.88%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/23	CNY	38,000	3,532	—	3,532
7-day China Fixing Repo Rates	Quarterly	3.86%	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/23	CNY	149,450	(4,949)	—	(4,949)
1.02%	Annual	6-month BUBOR	Semi-Annual	Goldman Sachs International	3/21/18[1]	3/21/23	HUF	7,383,170	190,590	—	190,590
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	N/A	7/17/25	MXN	301,428	(658,446)	$(1,258)	(657,188)
28-day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A	8/06/25	MXN	904,077	(2,017,899)	(3,725)	(2,014,174)
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	8/11/25	MXN	309,728	701,525	1,225	700,300
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	8/11/25	MXN	309,728	701,525	1,225	700,300
6.31%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	N/A	8/11/25	MXN	1,149,713	2,614,956	4,543	2,610,413
28-day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America N.A.	N/A	12/05/25	MXN	35,971	(90,856)	(417)	(90,439)
28-day MXIBTIIE	Monthly	6.02%	Monthly	Citibank N.A.	N/A	3/24/26	MXN	969,089	(3,436,884)	(2,567)	(3,434,317)
7.64%	Monthly	28-day MXIBTIIE	Monthly	UBS AG	N/A	11/18/26	MXN	517,782	$(1,162,143)	1,317	(1,163,460)
7.71%	Monthly	28-day MXIBTIIE	Monthly	BNP Paribas S.A.	N/A	11/19/26	MXN	1,002,958	(2,516,514)	2,647	(2,519,161)
1.88%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Citibank N.A.	N/A	3/15/27	KRW	34,578,705	412,214	—	412,214
1.91%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Goldman Sachs International	N/A	3/15/27	KRW	17,289,350	164,326	—	164,326
1.90%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	HSBC Bank PLC	N/A	3/15/27	KRW	17,289,355	176,671	—	176,671
1.15%	Annual	3-month STIBOR	Quarterly	Morgan Stanley & Co. LLC	N/A	5/15/27	SEK	213,050	57,378	511	56,867

104	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
7.67%	Quarterly	3-month JIBAR	Quarterly	Morgan Stanley & Co. LLC	N/A	9/14/27	ZAR	298,223	$266,883	$2,043	$264,840
7.72%	Quarterly	3-month JIBAR	Quarterly	Morgan Stanley & Co. LLC	N/A	9/19/27	ZAR	479,925	306,917	2,247	304,670
7.71%	Quarterly	3-month JIBAR	Quarterly	Morgan Stanley & Co. LLC	N/A	9/19/27	ZAR	239,955	165,884	1,113	164,771
7.74%	Quarterly	3-month JIBAR	Quarterly	Morgan Stanley & Co. LLC	N/A	9/21/27	ZAR	193,020	96,906	1,826	95,080
1.95%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Citibank N.A.	3/21/18[1]	3/21/28	KRW	9,813,340	110,383	—	110,383
2.05%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Citibank N.A.	3/21/18[1]	3/21/28	KRW	9,640,345	36,636	—	36,636
2.05%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Citibank N.A.	3/21/18[1]	3/21/28	KRW	9,640,345	34,746	—	34,746
1.95%	Quarterly	3-month KRW Certificate of Deposit	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/28	KRW	20,397,510	237,433	—	237,433
2.34%	Semi-Annual	3-month LIBOR	Quarterly	Morgan Stanley & Co. LLC	9/09/19[1]	9/09/29	USD	27,770	366,708	663	366,045
2.33%	Semi-Annual	3-month LIBOR	Quarterly	Morgan Stanley & Co. LLC	9/16/19[1]	9/16/29	USD	27,830	385,949	665	385,284
2.40%	Semi-Annual	3-month LIBOR	Quarterly	Morgan Stanley & Co. LLC	9/20/19[1]	9/20/29	USD	31,610	251,838	756	251,082
2.45%	Semi-Annual	3-month LIBOR	Quarterly	Morgan Stanley & Co. LLC	9/24/19[1]	9/24/29	USD	27,960	101,771	670	101,101
6-month EURIBOR	Semi-Annual	1.46%	Monthly	Morgan Stanley & Co. LLC	N/A	9/07/47	EUR	8,505	(339,045)	333	(339,378)
6-month EURIBOR	Semi-Annual	1.45%	Monthly	Morgan Stanley & Co. LLC	N/A	9/08/47	EUR	8,505	(344,569)	333	(344,902)
Total									$23,038,281	$30,891	$23,007,390

[1]	Forward swap.

     OTC Total Return Swaps

									Upfront
Received by the Fund		Paid by the Fund				Notional			Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
3-month LIBOR minus 0.75%	At Termination	Weatherford International PLC	At Termination	BNP Paribas S.A.	10/09/17	USD	2,636	$(682,434)	—	$(682,434)
3-month LIBOR minus 0.30%	Quarterly	Superior Energy Services, Inc.	Quarterly	Merrill Lynch International	10/11/17	USD	1,050	(27,313)	—	(27,313)

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	105

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

									Upfront
Received by the Fund		Paid by the Fund				Notional			Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
3-month LIBOR minus 0.30%	Quarterly	Superior Energy Services, Inc.	Quarterly	Merrill Lynch International	10/17/17	USD	1,050	$62,551	—	$62,551
1-month LIBOR minus 0.50%	Monthly	iShares Russell 2000 ETF	Monthly	Citibank N.A.	12/02/17	USD	3,705	(232,477)	—	(232,477)
1-month LIBOR minus 0.85%	Monthly	SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	Merrill Lynch International	12/15/17	USD	9,235	(611,384)	—	(611,384)
3-month LIBOR minus 0.30%	At Termination	Advance Auto Parts, Inc.	At Termination	Merrill Lynch International	12/15/17	USD	7,561	(254,120)	—	(254,120)
3-month LIBOR minus 0.30%	At Termination	Allison Transmission Holdings, Inc.	Quarterly	Merrill Lynch International	12/15/17	USD	3,547	(282,449)	—	(282,449)
3-month LIBOR minus 0.30%	Quarterly	Darden Restaurants, Inc.	Quarterly	Merrill Lynch International	12/15/17	USD	3,482	(28,846)	—	(28,846)
3-month LIBOR minus 0.30%	Quarterly	O’Reilly Automotive, Inc.	At Termination	Merrill Lynch International	12/15/17	USD	8,208	(633,782)	—	(633,782)
Centene Corp.	Quarterly	3-month LIBOR plus 0.20%	Quarterly	Merrill Lynch International	12/15/17	USD	6,375	811,220	—	811,220
Centene Corp.	At Termination	3-month LIBOR plus 0.20%	At Termination	Merrill Lynch International	12/15/17	USD	5,655	129,722	—	129,722
Centene Corp.	Quarterly	3-month LIBOR plus 0.20%	Quarterly	Merrill Lynch International	12/15/17	USD	4,645	36,164	—	36,164
Euro STOXX Bank Future December 2017	At Termination	EUR 12,432,789[1]	At Termination	Bank of America N.A.	12/15/17	EUR	12,433	(49,532)	—	(49,532)
iBoxx Euro Corporate Index	At Termination	3-month EURIBOR	Quarterly	JPMorgan Chase Bank N.A.	12/20/17	EUR	56,800	36,611	$51,180	(14,569)
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Goldman Sachs International	12/20/17	USD	148,719	2,987,202	(423,470)	3,410,672
3-month LIBOR minus 0.30%	Quarterly	Beazer Homes, Inc.	Quarterly	Merrill Lynch International	1/12/18	USD	1,217	(254,623)	—	(254,623)
3-month LIBOR minus 0.30%	Quarterly	Ally Financial, Inc.	Quarterly	Merrill Lynch International	1/24/18	USD	78	(7,906)	—	(7,906)
3-month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International	2/28/18	USD	143	(883)	—	(883)

106	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

									Upfront
Received by the Fund		Paid by the Fund				Notional			Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
iShares iBoxx $ Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Bank of America N.A.	3/20/18	USD	151,020	$495,346	$(38,230)	$533,576
iShares JPMorgan USD Emerging Market Bond ETF	Monthly	1-month LIBOR plus 0.25%	Monthly	Citibank N.A.	3/22/18	USD	79,166	(16,620)	—	(16,620)
3-month LIBOR minus 0.25%	Quarterly	Capital One Financial Corp.	Quarterly	BNP Paribas S.A.	4/10/18	USD	1,058	(35,284)	—	(35,284)
3-month LIBOR minus 0.30%	Quarterly	Capital One Financial Corp.	Quarterly	BNP Paribas S.A.	4/28/18	USD	339	193	—	193
1-month LIBOR minus 0.85%	Monthly	VanEck Vectors Semiconductor ETF	Monthly	Merrill Lynch International	5/05/18	USD	1,726	(100,463)	—	(100,463)
1-month LIBOR minus 0.80%	Monthly	VanEck Vectors Semiconductor ETF	Monthly	BNP Paribas S.A.	5/17/18	USD	933	(9,510)	—	(9,510)
1-month LIBOR minus 0.85%	Monthly	VanEck Vectors Semiconductor ETF	Monthly	Merrill Lynch International	6/14/18	USD	793	(28,967)	—	(28,967)
3-month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International	6/21/18	USD	287	(1,976)	—	(1,976)
1-month LIBOR plus 0.20%	Monthly	Health Care Select Sector SPDR ETF	Monthly	BNP Paribas S.A.	8/03/18	USD	695	(9,241)	—	(9,241)
3-month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International	Quarterly	Merrill Lynch International	8/03/18	USD	287	27,056	—	27,056
3-month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International	Quarterly	Merrill Lynch International	8/11/18	USD	358	(15,471)	—	(15,471)
3-month LIBOR minus 0.30%	Quarterly	O’Reilly Automotive, Inc.	Quarterly	Merrill Lynch International	8/31/18	USD	2,578	(228,779)	—	(228,779)
1-month LIBOR minus 1.25%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas S.A.	9/07/18	USD	2,219	(19,757)	—	(19,757)
3-month LIBOR minus 0.30%	Quarterly	Uniti Group, Inc.	Quarterly	Merrill Lynch International	9/14/18	USD	183	42,315	—	42,315
3-month LIBOR minus 0.30%	Quarterly	Uniti Group, Inc.	Quarterly	Merrill Lynch International	9/18/18	USD	293	53,114	—	53,114

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	107

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Received by the Fund		Paid by the Fund				Notional			Upfront Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
3-month LIBOR minus 0.30%	At Termination	Allison Transmission Holdings, Inc.	Quarterly	Merrill Lynch International	9/19/18	USD	7,183	$(582,491)	—	$(582,491)
3-month LIBOR minus 0.30%	Quarterly	Darden Restaurants, Inc.	Quarterly	Merrill Lynch International	9/19/18	USD	6,906	413,171	—	413,171
3-month LIBOR minus 0.30%	Quarterly	Target Corp.	Quarterly	Merrill Lynch International	9/19/18	USD	9,075	(214,785)	—	(214,785)
3-month LIBOR minus 0.30%	Quarterly	Western Digital Corp.	Quarterly	Merrill Lynch International	9/19/18	USD	864	2,479	—	2,479
3-month LIBOR minus 0.30%	Quarterly	Uniti Group, Inc.	Quarterly	Merrill Lynch International	9/27/18	USD	367	(11,505)	—	(11,505)
Total								$756,546	$(410,520)	$1,167,066

[1]	Fixed Amount.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount		Unrealized Depreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	11/15/18-2/15/19	USD	1,513,207	$(596,862)[2]	$1,119,886

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-178 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

GBP 1 Week

USD 1 Month

[2]	Amount includes $(203,541) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of September 30, 2017, expiration dates 11/15/18-2/15/19:

	Shares	Value
Reference Entity — Long
Greece
Eurobank Ergasias SA	1,295,225	$1,151,232
Hellenic Telecommunications Organization SA	244,228	2,957,781
National Bank of Greece SA	4,119,276	1,405,510

		5,514,523
Netherlands
Altice NV, Class A	50,530	1,012,408
United States
JPMorgan Chase & Co.	40,230	3,842,367
Total Reference Entity — Long		10,369,298

	Shares	Value
Reference Entity — Short
United Kingdom
Anglo American PLC	(430,202)	$(7,734,331)
Tullow Oil PLC	(605,966)	(1,515,081)
Total Reference Entity — Short		(9,249,412)
Net Value of Reference Entity — Bank of America N.A.		$1,119,886

108	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,989,908,419	$200,402,926	$4,190,311,345
Common Stocks[1]	$313,669,606	16,267,284	941,286	330,878,176
Corporate Bonds[1]	—	9,053,176,750	229,670	9,053,406,420
Floating Rate Loan Interests[1]	—	488,982,605	300,761,370	789,743,975
Foreign Agency Obligations[1]	—	662,914,549	—	662,914,549
Foreign Government Obligations	—	3,482,052,040	—	3,482,052,040
Investment Companies	1,226,059,098	—	—	1,226,059,098
Non-Agency Mortgage-Backed Securities[1]	—	2,171,405,617	270,926,810	2,442,332,427
Preferred Securities[1]	—	1,339,329,930	632,308	1,339,962,238
Taxable Municipal Bonds	—	1,269,256,176	—	1,269,256,176
U.S. Government Sponsored Agency Securities	—	17,849,257,091	—	17,849,257,091
U.S. Treasury Obligations	—	3,472,503,136	—	3,472,503,136
Short-Term Securities:
Borrowed Bond Agreements	—	1,448,086,454	—	1,448,086,454
Foreign Agency Obligations[1]	—	115,193,512	—	115,193,512
Options Purchased:
Equity contracts	66,991,154	10,580,654	—	77,571,808
Foreign currency exchange contracts	—	74,288,565	15	74,288,580
Interest rate contracts	6,663,776	71,397,884	3	78,061,663
Liabilities:
Investments:
Investments Sold Short[1]	—	(519,734,162)	—	(519,734,162)
TBA Sale Commitments[1]	—	(17,958,024,351)	—	(17,958,024,351)
Borrowed Bonds[1]	—	(1,446,879,592)	—	(1,446,879,592)

Total	$1,613,383,634	$25,589,962,561	$773,894,388	$27,977,240,583

[1]	See above Consolidated Schedule of Investments for values in each country.

BLACKROCK FUNDS II	SEPTEMBER 30, 2017	109

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$439,408	—	—	$439,408
Credit contracts	—	$12,083,544	—	12,083,544
Equity contracts	9,850,528	1,577,985	—	11,428,513
Foreign currency exchange contracts	—	71,921,981	—	71,921,981
Interest rate contracts	70,886,466	92,572,093	—	163,458,559
Liabilities:
Commodity contracts	(554,501)	—	—	(554,501)
Credit contracts	—	(20,864,056)	—	(20,864,056)
Equity contracts	(28,692,399)	(13,931,882)	—	(42,624,281)
Foreign currency exchange contracts	—	(148,474,404)	—	(148,474,404)
Interest rate contracts	(15,963,066)	(117,017,966)	—	(132,981,032)
Other contracts	—	(143,011)	—	(143,011)
Total	$35,966,436	$(122,275,716)	—	$(86,309,280)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $5,283,135,078 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of December 31, 2016	$669,367,383	$1,571,690	$1,425,851	$71,630,957	$311,179,654	$2,739,032	$989,814	—	$1,058,904,381
Transfers into Level 3	10,522,969	—	—	34,136,838	49,243,420	—	—	—	93,903,227
Transfers out of Level 3[1]	(409,522,604)	—	(1,044,293)	—	(34,769,548)	—	—	—	(445,336,445)
Other[2]	9,546,194	—	—	—	(9,546,194)	—	—	—	—
Accrued discounts/premiums	1,341,946	—	916,270	348,275	2,908,226	—	—	—	5,514,717
Net realized gain (loss)	2,210,267	22,864	—	591,607	3,634,095	—	232,113	—	6,690,946
Net change in unrealized appreciation (depreciation)[3]	(2,029,871)	(613,062)	(2,335,688)	470,135	1,354,540	(44,829)	(415,288)	$(86,280)	(3,700,343)
Purchases	137,110,424	—	1,267,530	268,717,803	106,735,207	—	—	86,298	513,917,262
Sales	(218,143,782)	(40,206)	—	(75,134,245)	(159,812,590)	(2,061,895)	(806,639)	—	(455,999,357)

Closing Balance, as of September 30, 2017	$200,402,926	$941,286	$229,670	$300,761,370	$270,926,810	$632,308	—	$18	$773,894,388

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[3]	$(400,695)	$(613,062)	$(2,335,688)	$(705,669)	$2,488,067	$(44,829)	—	$(86,280)	$(1,698,156)

[1]

As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

110	BLACKROCK FUNDS II	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	November 20, 2017